MUNICIPAL BOND FUNDS

                              SEMI-ANNUAL REPORT

                              FOR THE SIX MONTHS ENDED DECEMBER 31, 1999



                                        [LOGO] ONE GROUP MUTUAL FUNDS



                             ONE GROUP(R) SHORT-TERM MUNICIPAL BOND FUND

                             ONE GROUP(R) INTERMEDIATE TAX-FREE BOND FUND

                             ONE GROUP(R) TAX-FREE BOND FUND

                             ONE GROUP(R) MUNICIPAL INCOME FUND

                             ONE GROUP(R) ARIZONA MUNICIPAL BOND FUND

                             ONE GROUP(R) KENTUCKY MUNICIPAL BOND FUND

                             ONE GROUP(R) LOUISIANA MUNICIPAL BOND FUND

                             ONE GROUP(R) MICHIGAN MUNICIPAL BOND FUND

                             ONE GROUP(R) OHIO MUNICIPAL BOND FUND

                             ONE GROUP(R) WEST VIRGINIA MUNICIPAL BOND FUND

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             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------
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Table of Contents
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                         DECEMBER 31, 1999

Portfolio Performance Review...............................................    2
Schedules of Portfolio Investments.........................................    4
Statements of Assets and Liabilities.......................................   87
Statements of Operations...................................................   89
Statements of Changes in Net Assets........................................   91
Schedules of Capital Stock Activity........................................   94
Financial Highlights.......................................................   98
Notes to Financial Statements............................................... 129

--------------------------------------------------------------------------------
Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                         DECEMBER 31, 1999

RISING RATES RATTLE BOND MARKET
After a difficult period between July 1 and December 31, the year 1999 finished as one of the worst years for the fixed income market, in terms of overall performance, primarily due to rising interest rates. Interest rates rose significantly during 1999, as the U.S. economy continued to surprise economists with high levels of income growth and low inflation. Early in the year, investors expected that 1998's emerging market crisis would result in a significant slowdown of the U.S. economy. This, combined with the potential for disinflation, was expected to cause interest rates to drop and the yield curve to steepen.

Nonetheless, the economy continued to grow, fueled by high levels of personal consumption and productivity. In addition, falling unemployment, the re-emergence of economic growth abroad, a moderate rise in commodity prices and a skyrocketing U.S. equity market helped sustain growth. The Federal Reserve--growing uncomfortable with the levels of growth and employment, potential wage pressures, the strong equity market, and the potential for future inflation--began a tightening course that increased the federal funds rate a total of 0.75 percentage points. More important, market rates increased by more than 1.50 percentage points, pushing bond prices downward.

Treasury securities led the decline. For example, the yield on the 30-year Treasury bond rose from 5.09% on December 31, 1998, to 5.99% on June 30, 1999, and to 6.48% on December 31, 1999.

VOLATILITY CHARACTERIZES SPREAD SECTORS
While the spread sectors (non-Treasury sectors of the fixed income market, such as the mortgage-backed, asset-backed and corporate bond sectors) offered better relative performance than Treasuries, they experienced significant volatility during the last six months of the calendar year. Spreads widened early in the period, due to concerns over potential Fed rate hikes and Y2K readiness. Later, spreads tightened as interest rate volatility subsided. Also, the Fed's announcement that it would provide enough liquidity in the monetary system to combat any perceived Y2K concerns contributed to the tightening. (Spreads refer to the differences in yield between Treasury bonds and comparable-maturity non-Treasury bonds. Non-Treasury bonds become more attractive as spreads tighten.)

ONE GROUP FUNDS WEATHER THE STORM
Overall, despite the difficult market environment, the One Group fixed income funds performed relatively well during the second half of calendar 1999 by staying true to their investment styles. A key strategy we try to implement in all market environments is to maintain a fairly controlled duration policy. (Duration is a measure of a fund's sensitivity to interest rate changes. A higher duration indicates greater sensitivity; a lower duration indicates less.) By doing this in the second half of 1999, the funds were able to avoid severe price declines that resulted from the rising interest rate environment. While on an absolute basis the funds experienced the negative effects of rising interest rates, on a relative basis the funds performed well compared to most bond market averages.

In addition, our fund management teams continued to focus on securities that our research analysts had identified as good long-term prospects. For most of the funds, this meant maintaining overweighted positions in spread sectors, which our analysts believed offered the greatest return potential. Indeed, these securities weathered significant volatility during the six-month period, but when all was said and done, they held up much better than comparable-maturity Treasuries due to the cushion provided by higher yields. Adding to performance was a very strong bottom-up security selection process within the spread sectors, which proved beneficial during a difficult period for valuation.

MUNICIPAL MARKET STRUGGLES
The period between July 1, 1999, and December 31, 1999, proved to be an even more difficult period for the municipal bond market. As with the taxable market, the municipal market also was hurt by rising interest rates and Y2K illiquidity concerns. But, the municipal market also underperformed due to better return opportunities available in the taxable market. Institutional investors, in particular, tended to move money out of municipals and into taxable bonds to take advantage of higher yield opportunities. The impending

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Portfolio Performance Review, continued
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ONE GROUP MUTUAL FUNDS                                         DECEMBER 31, 1999

presidential election didn't help matters either, as discussions and concerns about new tax plan proposals began to influence price levels.

CONCERNS EMERGE IN HIGH-YIELD MARKET
Given their yield "cushion," high-yield bonds performed pretty well, on a relative basis, during the second half of 1999. At the same time, though, the sector experienced significant volatility and spread widening. Also, Y2K concerns contributed to an oversupply of high-yield bonds, which didn't help spread levels. The market also experienced a slight increase in default levels--from 2% to 5%. While the overall default rate still remains low, the increase raised some concerns and affected the market psychology so that high-yield bonds were being priced to recession scenarios.

MONEY MARKETS BENEFIT FROM RATE HIKES
Perhaps the only area of the fixed income market that welcomed the Fed's rate hikes was the money market arena, where higher rates only meant higher yields for investors. One Group money market funds all maintain very short average maturities, which allowed the funds to quickly take advantage of the rate hikes. As long as there is some concern that the Fed will raise rates, money market funds should remain attractive to those who want liquidity and stability.

IMPROVEMENTS MAY BE IN STORE FOR 2000
Looking ahead, we remain cautiously optimistic that the fixed income environment will strengthen in 2000. We still expect to see a fair amount of volatility, and we think the Fed will raise interest rates in the first half of the year. Of course, this will put additional pressure on the bond market, but we think things will improve in the second half of 2000, as rates and the economy stabilize and volatility subsides. We continue to set our sights on maximizing yield opportunities through investments in the spread sectors. We believe they once again will outperform the Treasury market, particularly during the first three to six months of the new year.

It's important to remember that it's fairly easy to make money in a bond market rally, but it can be difficult to protect money in a severe bear market, such as 1999. One Group Funds have shown the ability to manage through one of the most difficult periods for fixed income securities since the U.S. government began issuing the 30-year Treasury bond in the late 1970's. Basically, everything that could have gone wrong did go wrong. But, our teams persevered without any crises or excess risk, and they offered good relative performance.

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities
Banc One Investment Advisors

--------------------------------------------------------------------------------
One Group Mutual Funds
Short-Term Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS (94.4%):
Alabama (4.4%):
 $ 3,690    Courtland Industrial Development
              Board, 7.20%, 12/1/13, Callable
              5/14/02 @ 103.....................  $    3,879
   2,000    Dothan Industrial Development Board,
              4.60%, 10/1/02, Callable 6/1/01 @
              103, LOC: First Union National
              Bank..............................       2,000
                                                  ----------
                                                       5,879
                                                  ----------
Arizona (3.5%):
     300    Maricopa County School District #
              11, Peoria University, GO, 0.00%,
              1/1/02, FGIC......................         273
     105    Sedona, Certificate of
              Participation, 6.25%, 7/1/01......         107
     110    Sedona, Certificate of
              Participation, 6.30%, 7/1/00......         111
   4,175    State Transportation Board,
              Executive Tax Revenue, Maricopa
              County, 4.60%, 7/1/04, AMBAC......       4,137
                                                  ----------
                                                       4,628
                                                  ----------
Arkansas (6.1%):
     260    Conway Hospital Revenue, Series A,
              4.90%, 8/1/03.....................         256
     285    Conway Hospital Revenue, Series A,
              4.90%, 8/1/03.....................         280
     150    Conway Hospital Revenue, Series A,
              4.50%, 8/1/01.....................         149
     250    Conway Hospital Revenue, Series A,
              4.70%, 8/1/02.....................         247
     260    Conway Hospital Revenue, Series B,
              4.50%, 8/1/01.....................         258
     270    Conway Hospital Revenue, Series B,
              4.70%, 8/1/02.....................         266
   4,485    State Development Authority, Single
              Family Mortgage Revenue, 6.50%,
              2/1/11, Callable 10/1/07 @ 103....       4,615
   2,000    State Student Loan Authority,
              Revenue, Series A-1, 5.95%,
              6/1/01............................       2,028
                                                  ----------
                                                       8,099
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
California (1.3%):
 $ 1,400    Palm Springs Housing Authority,
              Multi-Family Revenue, Housing
              Mortgage-Tahquitz Court
              Apartments-A, 4.90%, 9/1/23,
              Mandatory Put @ 100...............  $    1,396
     400    San Diego County, Certificate of
              Participation, 4.70%, 9/1/02......         397
                                                  ----------
                                                       1,793
                                                  ----------
Colorado (7.9%):
   1,770    Denver City & County Airport
              Revenue, AMT, 6.75%, 11/15/13,
              MBIA, Callable 11/15/02 @ 102.....       1,874
   1,500    El Paso County School District # 20,
              5.00%, 12/15/01...................       1,516
   1,500    El Paso County School District # 20,
              5.00%, 12/15/02...................       1,517
   1,360    Housing Finance Authority, 6.80%,
              8/1/14, Callable 8/1/02 @ 102.....       1,408
   4,000    Meridian Metropolitan District,
              7.50%, 12/1/11, Callable 12/1/01 @
              101...............................       4,195
                                                  ----------
                                                      10,510
                                                  ----------
Delaware (2.4%):
   2,625    Clipper Caraval Tax-Exempt Certified
              Trust, Series 98-1, 4.50%,
              10/6/05, AMBAC....................       2,611
     555    State Economic Development
              Authority, Revenue, Student
              Housing-Courtyard-A, 4.90%,
              8/1/04............................         550
                                                  ----------
                                                       3,161
                                                  ----------
Florida (2.2%):
   2,750    Hillsborough County Hospital
              Authority, 6.38%, 10/1/13,
              Reference-Tampa General Hospital
              Project, Callable 10/1/02 @ 102...       2,894
                                                  ----------
Georgia (2.0%):
     200    Fulton County Residential Care
              Facilities, Canterbury Court
              Project, 4.80%, 10/1/02...........         208
     140    Fulton County Residential Care
              Facilities, Canterbury Court
              Project, 4.25%, 10/1/00...........         142

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Short-Term Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Georgia, continued:
 $   215    Fulton County Residential Care
              Facilities, Canterbury Court
              Project, 4.95%, 10/1/03...........  $      225
   2,135    Savannah Economic Development
              Revenue, College of Art & Design,
              Inc. Project, 6.00%, 10/1/03......       2,146
                                                  ----------
                                                       2,721
                                                  ----------
Idaho (0.8%):
   1,025    Student Loan Fund, 5.41%, 4/1/02....       1,012
                                                  ----------
Illinois (2.2%):
     705    Decatur Economic Development
              Revenue, 7.75%, 6/1/07, Callable
              6/1/02 @ 102......................         745
   2,000    Southwestern Development Authority,
              Medical Facility Revenue, 7.00%,
              8/15/12, Callable 8/15/02 @ 102...       2,138
                                                  ----------
                                                       2,883
                                                  ----------
Iowa (0.8%):
   1,000    Student Loan Liquidity Corp., Series
              A, 6.45%, 3/1/02..................       1,034
                                                  ----------
Kentucky (1.1%):
     425    Greater Housing Assistance Corp.,
              Mortgage Revenue, Series C, 6.75%,
              2/1/05, Callable 2/1/03 @ 100.....         423
   1,000    Winchester Industrial Building
              Revenue, 7.75%, 7/1/12, Callable
              7/1/02 @ 102......................       1,058
                                                  ----------
                                                       1,481
                                                  ----------
Louisiana (8.2%):
  10,100    Lake Charles Harbor & Terminal
              District Port Facilities, Revenue,
              7.75%, 8/15/22....................      10,896
                                                  ----------
Maryland (5.4%):
   3,000    Montgomery County, Construction
              Public Improvements, Series A, GO,
              5.10%, 4/1/02.....................       3,041
   3,900    Washington Suburban Sanitation
              District, GO, 6.40%, 1/1/08.......       4,099
                                                  ----------
                                                       7,140
                                                  ----------
Massachusetts (5.6%):
   3,375    State Housing Finance Agency, 6.85%,
              11/15/11, Callable 5/15/02 @
              102...............................       3,559
   3,750    State Housing Finance Agency, 6.80%,
              11/15/12, Callable 5/15/02 @
              102...............................       3,944
                                                  ----------
                                                       7,503
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Michigan (3.6%):
 $ 4,185    Dickinson County Economic Revenue,
              Refunding Champion International,
              6.55%, 3/1/07, Callable 7/29/00 @
              102...............................  $    4,250
     600    Higher Education Facilities
              Authority, Revenue, Refunding
              Limited Obligation, Thomas M
              Cooley, 4.45%, 5/1/03, LOC: First
              of America Bank...................         586
                                                  ----------
                                                       4,836
                                                  ----------
Minnesota (1.5%):
   2,000    State Housing Finance Agency, Single
              Family Mortgage, Series G, 3.70%,
              Mandatory Put 6/29/00 @ 100.......       1,994
                                                  ----------
Nevada (3.5%):
   3,675    Clark County Highway Improvements,
              Revenue, Motor Vehicle Fuel Tax
              Public Improvements, 5.00%,
              7/1/02, AMBAC.....................       3,708
   1,000    Municipal Bond Project # 20-23-A,
              7.00%, 7/1/01.....................       1,009
                                                  ----------
                                                       4,717
                                                  ----------
New York (2.4%):
   3,150    Municipal Assistance Corp., Series
              G, 5.00%, 7/1/02..................       3,180
                                                  ----------
Ohio (10.3%):
     230    Capital Corp. for Housing Mortgage,
              6.75%, 2/1/03.....................         228
     570    Capital Corp. for Housing Mortgage
              Revenue, Section 8 Series 0,
              6.75%, 2/1/05, FHA................         569
   3,000    Franklin County Development Revenue,
              Reference-American Chemical
              Society Project, 5.75%, 4/1/01,
              Callable 4/1/00 @ 101.............       3,032
   1,000    Franklin County Development Revenue,
              Reference-American Chemical
              Society Project, 5.50%, 4/1/00....       1,003

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Short-Term Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 1,030    Lorain County Health Facilities,
              Catholic Healthcare Partners,
              Series A, Revenue, 4.40%, 9/1/02,
              AMBAC.............................  $    1,022
   2,350    State Air Quality Development
              Authority, Revenue, 6.85%, 4/1/10,
              Callable 4/1/01 @ 102.............       2,443
   3,000    State Building Authority, Revenue,
              Refunding, State Correctional
              Facilities, Series A, 4.50%,
              10/1/02...........................       2,991
   2,470    State Economic Development Revenue,
              7.50%, 9/1/10, Callable 9/1/02 @
              102...............................       2,604
                                                  ----------
                                                      13,892
                                                  ----------
Oklahoma (0.4%):
     500    Grady County, Individual Authority,
              Correctional Facilities, 5.00%,
              11/1/04, MBIA.....................         500
                                                  ----------
Oregon (1.8%):
   2,400    Kaiser Permanente, 6.50%, 4/1/11,
              Callable 4/1/01 @ 102.............       2,438
                                                  ----------
Pennsylvania (4.3%):
   3,500    Philadelphia Water & Wastewater,
              Revenue, 5.65%, 6/15/12,
              Prerefunded 6/15/03 @ 102, FGIC...       3,615
   2,025    State Higher Education Assistance
              Agency, Student Loan Revenue,
              Series A, 6.80%, 12/1/00..........       2,067
                                                  ----------
                                                       5,682
                                                  ----------
Texas (4.1%):
     950    Fort Bend County Industrial
              Development Corp., 4.65%,
              10/1/11...........................         947
   1,000    Lewisville Combination Contract
              Revenue, 4.90%, 11/1/02...........         996
   3,380    Wood Glen Housing Finance Corp.,
              7.13%, 9/1/21, Callable 9/1/01 @
              100, FHA..........................       3,531
                                                  ----------
                                                       5,474
                                                  ----------
Vermont (1.0%):
   1,290    University Vermont & State
              Agricultural College Housing,
              Dining & Student Services, 5.80%,
              7/1/13, Callable 7/2/00 @ 100.....       1,293
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Virgin Islands (1.4%):
 $   610    University Virgin Islands, Refunding
              & Improvement-Series A, 4.65%,
              12/1/01...........................  $      609
     650    University Virgin Islands, Refunding
              & Improvement-Series A, 4.75%,
              12/1/02...........................         648
     240    University Virgin Islands, Refunding
              & Improvement-Series A, 4.85%,
              12/1/03...........................         239
     385    University Virgin Islands, Refunding
              & Improvement-Series A, 5.05%,
              12/1/05...........................         382
                                                  ----------
                                                       1,878
                                                  ----------
VIRGINIA (6.2%):
   4,000    Loudoun County, Sanitation Authority
              Water & Sewer Revenue, Refunding,
              6.25%, 1/1/16, Callable 1/1/03 @
              102, FGIC.........................       4,088
   4,170    State Public Building Authority,
              Public Facilities Revenue, Series
              A, 4.90%, 8/1/03..................       4,199
                                                  ----------
                                                       8,287
                                                  ----------
  Total Municipal Bonds                              125,805
                                                  ----------
WEEKLY DEMAND NOTES (2.9%):
Massachusetts (1.1%):
   1,500    State Individual Finance Agency
              Revenue, Heritage at Hingham,
              5.62%, 7/1/29*....................       1,500
                                                  ----------
New Jersey (1.8%):
   1,225    Economic Development Authority
              Revenue, 5.42%, 11/1/06*..........       1,225
   1,165    Economic Development Authority
              Revenue, 5.33%, 11/1/06*..........       1,165
                                                  ----------
                                                       2,390
                                                  ----------
  Total Weekly Demand Notes                            3,890
                                                  ----------
MONTHLY DEMAND NOTES (0.7%):
Idaho (0.7%):
   1,000    Funding Assistance, Inc., Student
              Lending, Revenue, Series B, 4.80%,
              7/1/33*...........................       1,000
                                                  ----------
  Total Monthly Demand Notes                           1,000
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Short-Term Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
INVESTMENT COMPANIES (0.0%):
 $    52    Provident Institutional Municipal
              Bond Fund.........................  $       52
                                                  ----------
  Total Investment Companies                              52
                                                  ----------
Total (Cost $131,949)(a)                          $  130,747
                                                  ==========

------------

Percentages indicated are based on net assets of $133,377.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation......................  $   108
Unrealized depreciation......................   (1,310)
                                               -------
Net unrealized depreciation..................  $(1,202)
                                               =======

 * Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1999.

AMBAC       Insured by AMBAC Indemnity Corp.
FGIC        Insured by Federal Guarantee Insurance Corp.
FHA         Federal Housing Administration
GO          General Obligation
LOC         Letter of Credit
MBIA        Insured by Municipal Bond Insurance Association

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS (97.8%):
Alabama (0.9%):
 $ 3,500    Courtland Industrial Development
              Board, Solid Waste Disposal
              Revenue, Series A, AMT, 6.50%,
              9/1/25, Callable 9/1/05 @ 102......  $  3,367
   5,000    State Public School & College
              Authority, 5.25%, 11/1/05, MBIA....     5,096
                                                   --------
                                                      8,463
                                                   --------
Alaska (1.8%):
     750    North Slope Boro, Capital
              Appreciation, Series A, GO, 0.00%,
              6/30/04............................       598
   7,000    North Slope Boro, Capital
              Appreciation, Series A, 0.00%,
              6/30/08,...........................     4,439
   7,000    North Slope Boro, Capital
              Appreciation, Series A, GO, 0.00%,
              6/30/10............................     3,924
   3,750    North Slope Boro, Capital
              Appreciation, Series A, GO, 0.00%,
              6/30/09, MBIA......................     2,233
   1,000    Student Loan Corp., Revenue, 5.50%,
              7/1/04, Callable 7/1/03 @ 100......     1,014
   1,500    Student Loan Corp., Student Loan
              Revenue, Series A, AMT, 5.00%,
              7/1/09.............................     1,439
   1,480    Student Loan Corp., Student Loan
              Revenue, Series A, AMT, 5.10%,
              7/1/10.............................     1,413
   1,560    Student Loan Corp., Student Loan
              Revenue, Series A, AMT, 5.20%,
              7/1/11.............................     1,489
                                                   --------
                                                     16,549
                                                   --------
Arizona (2.9%):
   6,270    Central Arizona Water Conservation,
              5.50%, 11/1/10.....................     6,406
   1,105    Maricopa County Development
              Authority, Multi-Family Housing
              Revenue, 5.65%, 1/1/09, Callable
              1/1/07 @ 101.......................     1,088
   1,280    Maricopa County Development
              Authority, Multi-Family Housing
              Revenue, 6.05%, 7/1/17, Callable
              1/1/07 @ 101.......................     1,268
   1,385    Maricopa County, IDR, Coral
              Apartments, Project B, AMT, 5.10%,
              3/1/28, Callable 3/1/06 @ 101......     1,319
   2,000    Maricopa County, Unified School
              District #41, GO, 6.10%, 7/1/14,
              Callable 7/1/04 @ 100..............     2,109

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $ 2,835    Phoenix Airport Revenue, Series D,
              AMT, 6.00%, 7/1/06, MBIA...........  $  2,972
     700    Phoenix, IDA, 6.00%, 12/1/10,
              Callable 12/1/03 @ 102.............       673
   2,295    Salt River Project Agriculture
              Improvements, Power District
              Electric System Revenue, 5.50%,
              1/1/10.............................     2,349
   6,605    Salt River Project Agriculture
              Improvements, Power District
              Electric System Revenue, 5.00%,
              1/1/10.............................     6,480
   1,000    Tempe, IDA, Revenue, 6.13%, 6/1/10,
              Callable 6/1/03 @ 102..............     1,027
                                                   --------
                                                     25,691
                                                   --------
Arkansas (0.7%):
   5,100    Ashdown, PCR, 4.75%, 4/1/08, Callable
              3/1/08 @ 100.......................     4,756
   1,060    Sebastian County, Community Junior
              College, 5.35%, 4/1/10, Callable
              4/1/07 @ 101, AMBAC................     1,066
   1,000    State Capital Appreciation, Series
              97A, 0.00%, 6/1/14.................       434
                                                   --------
                                                      6,256
                                                   --------
California (2.4%):
   2,000    ABAG Finance Authority for Nonprofit
              Corp., American Baptist Homes,
              5.75%, 10/1/17, Callable 10/1/07 @
              102................................     1,755
   1,945    ABAG Finance Authority for Nonprofit
              Corp., Multi-Family Housing
              Revenue, AMT, 6.75%, 4/20/07,
              GNMA...............................     2,051
   2,000    ABAG Finance Authority for Nonprofit
              Corp., Multi-Family Housing
              Revenue, AMT, 5.70%, 11/1/26,
              Callable 11/1/06 @ 100.............     2,029
   3,500    Long Beach Harbor, Series A, AMT,
              6.00%, 5/15/12, FGIC...............     3,663
   4,000    Orange County, Recovery Certificate
              of Participation, Series A, 5.70%,
              7/1/10, Callable 7/1/06 @ 102......     4,156
   3,000    Sacramento Municipal Utility
              District, 5.40%, 11/15/06, Callable
              11/15/03 @ 102, FSA................     3,079

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
California, continued:
 $ 1,000    Southern California Public Power
              Authority, Transmission Project,
              Revenue, 0.00%, 7/1/15, MBIA.......  $    406
   5,000    Statewide Community Development
              Authority, Apartment Development
              Revenue, Series A-3, 5.10%,
              5/15/25, Callable 7/1/08 @ 101.....     4,734
                                                   --------
                                                     21,873
                                                   --------
Colorado (9.2%):
   1,230    Adams County, Single Family Mortgage
              Revenue, Series A, 8.88%, 8/1/03...     1,389
   3,000    Arapahoe County Colorado School
              District #5, GO, 6.00%, 12/15/16...     3,064
   7,250    Arapahoe County School District #5,
              GO, 6.00%, 12/15/13................     7,551
   3,290    Arapahoe County, Capital
              Improvements, Project E470, 0.00%,
              8/31/03............................     2,749
   1,135    Arapahoe County, School District #1,
              Englewood, 0.00%, 11/1/09..........       668
   1,325    Aurora Housing Authority,
              Multi-Family Revenue, 5.00%,
              7/1/09.............................     1,256
   2,000    Colorado Springs, School District
              #11, 4.65%, 12/15/14, Callable
              12/15/09 @ 100.....................     1,746
     300    Cordillera Metropolitan District,
              4.75%, 2/1/09, Callable 2/1/08 @
              100................................       276
     560    Cordillera Metropolitan District,
              4.85%, 2/1/10, Callable 2/1/08 @
              100................................       512
   1,385    Cordillera Metropolitan District,
              4.95%, 2/1/12, Callable 2/1/08 @
              100................................     1,260
   1,000    Cordillera Metropolitan District,
              5.15%, 2/1/15, Callable 2/1/08 @
              100................................       900
   2,900    Denver City & County, Airport
              Revenue, AMT, 7.30%, 11/15/00......     2,968
   1,145    Denver City & County, Airport
              Revenue, AMT, 6.55%, 11/15/03,
              Callable 11/15/02 @ 102............     1,197
   1,000    Denver City & County, Airport
              Revenue, AMT, 8.00%, 11/15/25,
              Callable 11/15/01 @ 100............     1,046
   2,000    Denver City & County, Airport
              Revenue, Series B, AMT, 5.75%,
              11/15/09, Callable 11/15/06 @ 102,
              MBIA...............................     2,062
   9,750    Denver City & County, School District
              #1, GO, 0.00%, 12/1/06.............     6,795
   1,000    Denver City & County, School District
              #1, GO, 6.50%, 12/1/10.............     1,105

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $ 2,200    E-470 Business Metropolitan District
              Colorado, GO, 5.13%, 12/1/17,
              Callable 12/1/09 @ 100.............  $  1,904
   5,000    El Paso County, School District,
              7.13%, 12/1/19, Callable 12/1/07 @
              125................................     5,734
   1,135    Health Facilities Authority, Revenue,
              6.40%, 1/1/10, Callable 1/1/07 @
              101................................     1,093
     150    Housing Finance Authority, AMT,
              5.63%, 5/1/04......................       151
   3,070    Housing Finance Authority, GO, Series
              A, 6.40%, 8/1/06, Callable 8/1/02 @
              102, MBIA..........................     3,152
   1,075    Housing Finance Authority,
              Multi-Family Housing, Revenue,
              5.00%, 10/1/07, Callable 12/1/00 @
              100................................     1,044
   4,000    Housing Finance Authority,
              Multi-Family Housing Revenue,
              5.65%, 10/1/15.....................     3,882
   3,030    Housing Finance Authority, Series 97
              B-3, 6.80%, 11/1/28, Callable
              5/1/07
              @ 105..............................     3,216
     170    Housing Finance Authority, Single
              Family Housing Revenue, Series D,
              5.65%, 12/1/04, Callable 5/1/03 @
              100................................       170
     135    Housing Finance Authority, Single
              Family Housing Revenue, Series F,
              AMT, 6.75%, 12/1/04................       136
   6,000    Jefferson County, 5.25%, 12/1/09.....     6,037
   4,625    Metropolitan Football Stadium,
              District Sales Tax Revenue, Series
              B, 0.00%, 1/1/03...................     3,990
   9,000    Metropolitan Football Stadium,
              District Sales Tax Revenue, Series
              A, 0.00%, 1/1/07...................     6,219
   3,405    Metropolitan Football Stadium,
              District Sales Tax Revenue, Series
              B, 0.00%, 1/1/11...................     1,841
   2,500    San Miguel County, GO, 5.20%,
              12/1/17, Callable 12/1/07 @ 101....     2,302
     325    San Miguel County, Mountain Village
              Metropolitan District, 8.10%,
              12/1/11, Callable 12/1/02 @ 101....       351
   3,410    Water Reservoir & Power Development
              Authority, Wastewater Revenue,
              6.00%, 9/1/10, AMBAC...............     3,625
                                                   --------
                                                     81,391
                                                   --------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Connecticut (1.2%):
 $ 1,000    Bridgeport, 6.50%, 9/1/08, AMBAC.....  $  1,099
   1,015    State Health & Educational
              Facilities, Series 97E, 5.50%,
              7/1/09, Callable 7/1/07 @ 102......       988
     235    State Housing Finance Authority,
              7.10%, 11/15/04, Callable 11/15/00
              @ 101, FHA/VA......................       239
   1,650    State Housing Finance Authority,
              6.70%, 11/15/12, Callable 11/15/02
              @ 102..............................     1,733
   3,555    State, Series B, GO, 5.75%,
              11/1/12............................     3,683
   2,475    State, Series B, GO, 6.00%,
              10/1/05............................     2,623
                                                   --------
                                                     10,365
                                                   --------
District of Columbia (0.7%):
   2,000    District of Columbia, GO, 5.20%,
              6/1/04, MBIA.......................     2,024
   4,500    District of Columbia, Series B, GO,
              5.50%, 6/1/07......................     4,592
                                                   --------
                                                      6,616
                                                   --------
Florida (7.3%):
   1,100    Broward County, Housing Authority,
              5.55%, 7/1/09, Callable 7/1/06 @
              102................................     1,098
   1,145    Clay County, Housing Finance
              Authority, Revenue, Single Family
              Mortgage, AMT, 6.20%, 9/1/11,
              Callable 3/1/05 @ 102..............     1,156
     890    Clay County, Housing Finance
              Authority, Revenue, Single Family
              Mortgage, AMT, 6.25%, 9/1/13,
              Callable 3/1/05 @ 102..............       899
   1,620    Clay County, Housing Finance
              Authority, Single Family Housing
              Revenue, AMT, 5.25%, 10/1/07,
              Callable
              4/1/07 @102........................     1,607
   1,000    Dade County, Aviation Revenue, Series
              A, 6.00%, 10/1/08, Callable 10/1/05
              @ 102, AMBAC.......................     1,061
   1,155    Department of Corrections, Okeechobee
              Correctional Facilities, 6.00%,
              3/1/06, Callable 3/1/05 @ 102,
              AMBAC..............................     1,219
   1,970    Escambia County, Housing Finance
              Authority, Multi-Family Housing
              Revenue, 5.75%, 4/1/04, Callable
              4/1/00 @ 101, GNMA.................     1,995
  13,172    Housing Finance Authority, 6.00%,
              3/30/04............................    12,937

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Florida, continued:
 $ 1,185    Indian River County, Hospital
              Revenue, 5.95%, 10/1/09, Callable
              1/1/07 @ 102, FSA..................  $  1,249
   1,285    Indian River County, Hospital
              Revenue, 6.00%, 10/1/10, Callable
              1/1/07 @ 102, FSA..................     1,352
  13,690    Jacksonville Electric Authority,
              Revenue, 5.00%, 10/1/13, Callable
              10/1/00 @ 100......................    12,940
   9,000    Lakeland Electric and Water, 6.05%,
              10/1/11............................     9,629
      90    Manatee County, Housing Finance
              Authority, Mortgage Revenue, 6.38%,
              11/1/05............................        89
   8,800    Orlando Utilities Water & Electric,
              Revenue, 6.00%, 10/1/10............     9,394
   1,000    Orlando Water & Electricity Revenue,
              8.00%, 4/1/03......................     1,098
   1,060    Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/16.............       397
   5,000    State Board of Education Capital
              Outlay, Series B, GO, 5.00%,
              6/1/12, Callable 6/1/00 @ 100......     4,801
   2,920    Tampa Water & Sewer Revenue, ETM,
              0.00%, 10/1/05.....................     2,033
                                                   --------
                                                     64,954
                                                   --------
Georgia (2.7%):
   1,500    Atlanta Airport Facilities, 6.50%,
              1/1/08, AMBAC......................     1,634
   1,000    Atlanta Airport Facilities, Revenue,
              Series A, 6.50%, 1/1/07, AMBAC.....     1,084
   1,215    Columbus Water & Sewer, Revenue,
              6.30%, 5/1/06, Callable 11/1/02 @
              102, FGIC..........................     1,284
   1,435    Forsyth County School District, GO,
              5.50%, 2/1/09......................     1,474
   3,950    Gainesville Water & Sewer, 6.00%,
              11/15/12, FGIC.....................     4,196
   1,290    Macon-Bibb County Urban Development
              Authority, Series A, Multi-Family
              Housing Revenue, 5.00%, 1/1/07,
              Callable 1/1/04 @ 103..............     1,259
   8,100    Municipal Electric Authority Power,
              5.50%, 1/1/12, MBIA................     8,166
   5,000    State, Series B, GO, 5.50%, 7/1/10...     5,140
                                                   --------
                                                     24,237
                                                   --------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Hawaii (0.7%):
 $ 1,000    Honolulu City & County, GO, Series A,
              5.60%, 4/1/07, FSA.................  $  1,032
   2,065    State Department Budget & Finance
              Mortgage, Revenue, Kapiolani
              Healthcare Systems, 5.60%,
              7/1/02.............................     2,091
   3,335    State, Series CM, GO, 6.00%,
              12/1/10............................     3,528
                                                   --------
                                                      6,651
                                                   --------
Idaho (2.1%):
   1,000    Boise Wastewater Facilities, Revenue,
              4.10%, 2/1/09, AMBAC...............       897
   1,040    Boise Wastewater Facilities, Revenue,
              4.20%, 2/1/10, Callable 2/1/09 @
              101, AMBAC.........................       925
   1,180    Boise Wastewater Facilities, Revenue,
              4.40%, 2/1/12, Callable 2/1/09 @
              101, AMBAC.........................     1,036
   1,235    Boise Wastewater Facilities, Revenue,
              4.50%, 2/1/13, Callable 2/1/09 @
              101, AMBAC.........................     1,078
   1,290    Boise Wastewater Facilities, Revenue,
              4.60%, 2/1/14, Callable 2/1/09 @
              101, AMBAC.........................     1,123
   1,500    Canyon County, School District #139,
              GO, 4.50%, 7/31/11, Callable
              7/31/05 @ 100, FSA.................     1,345
   1,585    Canyon County, School District #139,
              GO, 4.60%, 7/31/12, Callable
              7/31/05 @ 100, FSA.................     1,419
   1,500    Canyon County, School District #139,
              GO, 4.70%, 7/31/13, Callable
              7/31/05 @ 100, FSA.................     1,337
   1,600    Southern Idaho Regional Solid Waste
              District, 5.45%, 11/1/13, Callable
              11/1/03 @ 101......................     1,600
   4,500    Student Loan Fund Marketing
              Association, Inc., Series C, AMT,
              5.60%, 4/1/07, Callable 10/1/03 @
              102, GSL...........................     4,472
   2,050    University of Idaho, Revenue, 5.63%,
              4/1/14.............................     2,056
   1,300    University Revenue, 5.75%, 4/1/06,
              FSA................................     1,356
                                                   --------
                                                     18,644
                                                   --------
Illinois (5.0%):
   1,460    Broadview Tax Increment, 4.00%,
              7/1/00.............................     1,454
   1,655    Broadview Tax Increment, 4.50%,
              7/1/03.............................     1,611

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Illinois, continued:
 $ 1,000    Chicago Metro Water Reclamation
              District-Greater Chicago Capital
              Improvements, GO, Prerefunded,
              7.25%, 12/1/12.....................  $  1,171
   5,000    Chicago O'Hare International Airport
              Revenue, 5.63%, 1/1/13, Callable
              1/1/06 @ 102, AMBAC................     4,986
   3,045    Chicago Park District, GO, 6.35%,
              11/15/08, Callable 11/15/05 @ 102,
              MBIA...............................     3,273
   2,585    Chicago Water Revenue, 6.50%,
              11/1/10, FGIC......................     2,828
     705    Chicago, Single Family Mortgage
              Revenue, 0.00%, 10/1/09, MBIA......       362
   1,450    Chicago, Single Family Mortgage
              Revenue, 0.00%, 10/1/09, Callable
              10/1/05 @ 78.60, MBIA..............       757
   1,365    Cook County, Community School
              District #097, 0.00%, 12/1/15,
              Callable 12/1/10 @ 79.68...........       518
   1,365    Cook County, Community School
              District #097, 0.00%, 12/1/16,
              Callable 12/1/10 @ 75.47...........       482
   1,365    Cook County, Community School
              District #097, 0.00%, 12/1/17,
              Callable 12/1/10 @ 71.42...........       448
   1,365    Cook County, Community School
              District #097, 0.00%, 12/1/18,
              Callable 12/1/10 @ 67.78...........       418
   4,050    Development Finance Authority,
              Revenue, Capital Appreciation
              School District PG-304 PJ, 0.00%,
              1/1/11.............................     2,190
     575    Evanston Residential Mortgage, 6.38%,
              1/1/09, Callable 7/1/02 @ 102,
              AMBAC..............................       586
   1,645    Health Facilities Authority, Revenue,
              6.13%, 11/15/07, Callable 11/15/04
              @ 102, MBIA........................     1,763
   1,500    Health Facilities Authority, Revenue,
              6.75%, 1/1/10, Callable 1/1/00 @
              102, FGIC..........................     1,533
   2,000    Metropolitan Pier & Exposition
              Authority, Dedicated State Tax
              Revenue, 6.50%, 6/1/05.............     2,135
   2,250    Metropolitan Pier & Exposition
              Authority, Revenue, 6.40%,
              6/1/03.............................     2,360
   2,500    Metropolitan Pier & Exposition
              Authority, Revenue, 6.50%,
              6/1/04.............................     2,651

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Illinois, continued:
 $ 3,500    Peru, IDR, 5.25%, 1/1/04.............  $  3,388
   2,785    Regional Transportation Authority,
              Revenue, Transit Improvement,
              Series A, 8.00%, 6/1/03, AMBAC.....     3,062
   1,000    Springfield Electric Revenue, 6.30%
              3/1/04.............................     1,055
   2,500    Student Assistance, Student Loan
              Revenue, Series M, AMT, 6.60%,
              3/1/07, Callable 3/1/02 @ 102......     2,616
   4,445    Winnebago County, School District
              #122, GO, 0.00%, 1/1/13, FSA.......     2,093
   1,350    Winnebago County, School District
              #122, Harlem-Loves Park, Refunding,
              6.35%, 6/1/07, FGIC................     1,459
                                                   --------
                                                     45,199
                                                   --------
Indiana (3.4%):
   2,150    Brownsburg Industrial Building Corp.,
              Revenue, 5.50%, 2/1/15, Callable
              2/1/07 @ 102, MBIA.................     2,076
     450    Danville Multipurpose School Building
              Corp., 5.30%, 1/15/09, Callable
              1/15/07 @ 102, AMBAC...............       452
   2,420    Eagle Union Middle School Building,
              Revenue, 5.75%, 7/15/15............     2,397
   4,900    Fremont, IDR, 5.25%, 5/1/04..........     4,711
     500    Hamilton Southeastern School Building
              Corp., Revenue, 5.40%, 1/15/14,
              Callable 1/15/07 @ 102, AMBAC......       487
     250    Health Facilities Financing
              Authority, Clarian Health Partners,
              5.50%,
              2/15/16............................       233
   3,260    Health Facilities Financing
              Authority, Hospital Revenue, 6.00%,
              8/15/10, Callable 8/15/06 @ 102....     3,159
   2,500    Indiana Transportation Finance
              Authority, Series A, Revenue,
              5.75%, 6/1/12......................     2,573
   6,900    Indianapolis Airport Authority,
              Revenue, AMT, Special Facilities,
              Federal Express Corp. Project,
              7.10%, 1/15/17, Callable 7/15/04 @
              102................................     7,137
   2,500    Indianapolis Economic Development,
              Revenue, Butler Association Ltd.
              Project, 5.40%, 1/1/03, Callable
              1/1/00 @ 100*......................     2,502

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Indiana, continued:
 $ 2,775    Indianapolis Economic Development,
              Revenue, Knob-in-the-Woods Project,
              6.38%, 12/1/04.....................  $  2,943
     490    Merrillville Individual Multi-School
              Building, Revenue, 5.65%, 7/15/14,
              Callable 1/15/07 @ 102.............       481
   1,000    State Vocational Technical College
              Building Facilities Fee, 6.50%,
              7/1/07, Callable 1/1/05 @ 102,
              AMBAC..............................     1,083
     500    Westfield Elementary School Building
              Corp., Revenue, 5.65%, 7/15/11,
              Callable 7/15/07 @ 102, AMBAC......       508
                                                   --------
                                                     30,742
                                                   --------
Iowa (0.1%):
     695    Finance Authority, 6.35%, 7/1/09,
              Callable 1/1/03 @ 102, AMBAC.......       706
     305    Finance Authority, Single Family
              Mortgage Revenue, Series F, 6.15%,
              7/1/04, Callable 1/1/03 @ 102,
              AMBAC..............................       304
                                                   --------
                                                      1,010
                                                   --------
Kansas (0.5%):
   2,005    Sedgwick & Shawnee, Single Family
              Housing Revenue, 6.70%, 6/1/29.....     2,062
     695    Sedgwick County, Family Mortgage
              Revenue, Series A-1, 6.50%,
              12/1/16, Callable 12/1/07 @ 105,
              GNMA...............................       719
   1,750    Wichita Hospital, Revenue, St.
              Francis Regional Hospital, 6.25%,
              10/1/10, Callable 10/1/02 @ 102,
              MBIA...............................     1,836
                                                   --------
                                                      4,617
                                                   --------
Kentucky (1.3%):
   1,540    Greater Kentucky Housing Assistance
              Corp., Multi-Family Housing
              Revenue, 5.40%, 2/1/09, Callable
              2/1/03 @ 100.......................     1,528
   1,085    Greater Kentucky Housing Assistance
              Corp. Mortgage Revenue, 5.90%,
              2/1/14, Callable 2/1/03 @ 100......     1,074
   1,145    Jefferson County School District
              Finance Corp., Series B, 5.70%,
              1/1/00.............................     1,145
   1,355    Jefferson County School District
              Finance Corp., Revenue, 5.70%,
              1/1/00.............................     1,355
   1,000    Kenton County, Public Properties
              Corp., 5.63%, 12/1/12, Callable
              12/1/06
              @ 101..............................     1,002

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $ 1,010    Martin County Mortgage Section 8,
              Revenue, 6.25%, 7/1/23, FHA........  $  1,020
      95    Owensboro Electric Light & Power,
              Revenue, 0.00%, 1/1/09, BIG........        39
   2,815    Pinellas County, Housing Authority
              Revenue, AMT, 6.30%, 3/1/29,
              Callable 9/1/07 @ 102, GNMA/FNMA...     2,901
   1,385    Shelby County School District,
              Financial Corp., School Building
              Revenue, 4.80%, 5/1/13, Callable
              5/1/09 @ 101.......................     1,253
                                                   --------
                                                     11,317
                                                   --------
Louisiana (0.3%):
     214    Housing Agency, Single Family
              Mortgage Revenue, 7.80%, 12/1/09,
              Callable 6/1/04 @ 105, GNMA........       231
     675    Housing Agency, Single Family
              Mortgage Revenue, Series D-2, AMT,
              8.00%, 6/1/27, Callable 12/1/06 @
              102, GNMA/FNMA.....................       712
   1,550    Public Facilities Authority, Revenue,
              AMT, 6.75%, 9/1/06, Callable 9/1/02
              @ 102..............................     1,622
                                                   --------
                                                      2,565
                                                   --------
Maryland (0.3%):
   2,950    State Community Development
              Administration Department, Housing
              and Community Development, Single
              Family Housing Revenue, Fifth
              Series, 5.95%, 4/1/16, Callable
              4/1/06 @ 102.......................     2,959
                                                   --------
Massachusetts (1.3%):
   1,650    Beverly, 6.60%, 3/15/09, Callable
              3/15/04 @ 102, FSA.................     1,782
   5,250    New England Education Loan Marketing
              Corp., Series A, 6.50%, 9/1/02.....     5,462
   2,400    State, GO, Series C, 6.00%, 8/1/09...     2,552
   2,215    State, GO, Series C, 5.25%, 8/1/14...     2,118
                                                   --------
                                                     11,914
                                                   --------
Michigan (4.7%):
     560    Boyne City Public School District,
              GO, 5.45%, 5/1/12..................       560
   3,300    Detroit Sewer Disposal Revenue,
              5.25%, 7/1/15, Callable 7/1/05 @
              101................................     3,095
   2,275    Detroit, Series B, GO, 5.88%,
              4/1/12.............................     2,355

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $ 2,525    Dickinson County Economic Development
              Corp., Waste Disposal Revenue,
              6.55%, 3/1/07, Callable 7/29/00 @
              102................................  $  2,565
   1,650    Municipal Bond Authority, Revenue,
              5.25% 12/1/13, Callable 12/1/08 @
              101................................     1,595
   1,230    State Strategic Obligation, Revenue,
              4.50%, 2/15/06, Callable 2/15/01 @
              100................................     1,220
   1,000    Redford School District, GO, 5.00%,
              5/1/13.............................       954
   3,970    Royal Oak Hospital Finance Authority
              Revenue, 6.25%, 1/1/10.............     4,230
   5,445    Royal Oak Hospital Finance Authority,
              Hospital Revenue, William Beaumont
              Hospital, 6.25%, 1/1/11............     5,823
   3,850    Royal Oak Hospital Finance Authority,
              Hospital Revenue, William Beaumont
              Hospital, 6.25%, 1/1/12............     4,113
   2,500    State Building Authority, Revenue,
              4.20%, 10/15/21, Callable 10/15/00
              @ 100..............................     2,347
   1,505    State Building Authority, Revenue,
              3.88%, 10/15/21, Callable 10/15/09
              @ 100..............................     1,482
   5,575    State Building Authority, Revenue,
              Series I, 6.75%, 10/1/11, Callable
              10/1/1 @ 102.......................     5,860
   2,000    State Hospital Finance Authority,
              5.25%, 3/1/14, Callable 3/1/04 @
              102................................     1,811
   1,500    State Hospital Finance Authority,
              Series A, 8.10%, 10/1/13, Callable
              10/1/05 @ 102......................     1,757
   2,650    Wayne State University Revenue,
              5.38%, 11/15/13, Callable 11/15/09
              @ 101..............................     2,602
                                                   --------
                                                     42,369
                                                   --------
Minnesota (2.0%):
   1,900    Blaine Development Revenue, 5.15%,
              1/1/04.............................     1,849
   2,025    State Housing Finance Agency,
              Revenue, Series D, 5.90%, 8/1/15,
              Callable 2/1/05 @ 102, MBIA........     1,999
   2,905    State Housing Finance Agency,
              Revenue, Series G, AMT, 6.25%,
              7/1/26, Callable 1/1/06 @ 102......     2,868
  11,240    State Housing Finance Agency,
              Revenue, Series L, AMT, 6.25%,
              7/1/27, Callable 1/1/05 @ 102......    11,080
                                                   --------
                                                     17,796
                                                   --------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Mississippi (0.5%):
 $ 1,450    Home Corp., Single Family, Series D,
              5.25%, 7/1/12, Callable 7/1/07 @
              105, FNMA/GNMA.....................  $  1,485
   3,000    Perry County, PCR, 5.20%, 10/1/12,
              Callable 3/1/12 @ 100..............     2,683
                                                   --------
                                                      4,168
                                                   --------
Missouri (1.1%):
   1,895    Carthage, Waterworks & Wastewater
              Treatment Systems, 6.30%, 7/1/09,
              Callable 7/1/04 @ 101, MBIA........     2,026
   1,430    Kansas City Municipal Corp., Revenue,
              5.40%, 1/15/08, Callable 1/15/06 @
              101, AMBAC.........................     1,461
   1,130    Kansas City, IDA, Multi-Family
              Housing Revenue, Series A, AMT,
              5.63%, 7/1/05......................     1,146
   2,500    St. Louis Convention & Sports
              Complex, 5.50%, 8/15/13, Callable
              8/15/03 @ 102, MBIA................     2,477
   2,955    St. Louis Land Clearance
              Redevelopment Authority, Housing
              Revenue, 5.95%, 7/1/22, FNMA.......     3,059
                                                   --------
                                                     10,169
                                                   --------
Montana (0.3%):
   1,000    State Board Housing, Single Family
              Housing Revenue, 5.10%, 12/1/30,
              Callable 6/1/09 @ 100..............       987
   2,000    State University Revenue, Series F,
              5.75%, 5/15/16, Callable 5/15/10 @
              102................................     1,999
                                                   --------
                                                      2,986
                                                   --------
Nevada (1.2%):
   8,200    Clark County, PCR, 5.30%, 10/1/11,
              Callable 1/1/03 @ 102, ACA.........     7,777
   3,010    Washoe County, School District, GO,
              6.13%, 8/1/07, Callable 8/1/02 @
              101, MBIA..........................     3,131
                                                   --------
                                                     10,908
                                                   --------
New Hampshire (0.1%):
   1,225    Higher Education & Health Facilities
              Authority, Revenue, 6.25%, 1/1/06,
              Callable 7/1/04 @ 102..............     1,287
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
New Jersey (2.2%):
 $ 2,500    Hoboken Union City Weehawken Sewer
              Revenue, 6.20%, 8/1/19, Callable
              8/1/02 @ 102.......................  $  2,535
   3,500    Sayreville Housing Development Corp.,
              Revenue, 6.00%, 2/1/23, Callable
              8/1/03 @ 100, FHA..................     3,539
   8,295    State Transit Authority, Series A,
              Revenue, 5.50%, 6/15/10............     8,471
   5,345    State Transportation Authority,
              Revenue, 5.25%, 6/15/10............     5,351
                                                   --------
                                                     19,896
                                                   --------
New Mexico (0.9%):
   1,000    Albuquerque Airport Revenue, AMT,
              6.50%, 7/1/11, Callable 7/1/00 @
              105, AMBAC.........................     1,059
   5,455    Educational Assistance Foundation,
              Student Loan Revenue, Series A,
              AMT, 6.85%, 4/1/05, Callable 4/1/02
              @ 102, AMBAC.......................     5,750
   1,000    Mortgage Financial Authority, 6.50%,
              7/1/25.............................     1,017
                                                   --------
                                                      7,826
                                                   --------
New York (4.3%):
   5,000    Housing, Revenue, 5.63%, 5/1/12,
              Callable 5/1/06 @ 102..............     4,943
   1,000    Long Island Power, GO, 5.25%,
              4/1/10.............................       996
   1,395    Nassau County, 5.63%, 8/1/03, FGIC...     1,434
   4,600    New York, GO, 7.00%, 8/1/07, Callable
              8/1/06 @ 101.50....................     5,077
   5,000    New York, GO, Unlimited Series A,
              6.00%, 8/1/06......................     5,217
   6,500    New York, GO, Unlimited Series I,
              5.75%, 3/15/07, Callable 3/15/06 @
              101.50.............................     6,692
   1,980    Radisson Senior Citizens Housing
              Corp., Revenue, Series A, 5.63%,
              8/1/11.............................     1,948
   3,500    State Dormitory Authority, 5.13%,
              2/15/08............................     3,418
   1,100    State Dormitory Authority, Revenue,
              4.40%, 8/1/13, Callable 2/1/08 @
              101................................     1,056
   1,000    State Dormitory Authority, Revenue,
              4.48%, 8/1/19, Callable 2/1/09 @
              101................................       973
   4,300    State Dormitory Authority, Revenue,
              Series A, 5.20%, 5/15/05, Callable
              5/15/03 @ 101.50...................     4,297

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
New York, continued:
 $ 1,500    State Dormitory Authority, Series A,
              5.50%, 7/1/04......................  $  1,521
   1,000    State Dormitory Authority, Series A,
              5.50%, 7/1/06......................     1,009
                                                   --------
                                                     38,581
                                                   --------
North Carolina (0.7%):
   1,100    Housing Finance Agency, Revenue,
              5.13%, 7/1/13, Callable 7/1/08 @
              101................................     1,048
   2,250    Housing Finance Agency, 6.70%,
              1/1/27, Callable 7/1/01 @ 102,
              FHA................................     2,346
   2,500    Municipal Power Agency, Revenue, No.
              1 Catawba Electric, 7.25%, 1/1/07,
              MBIA...............................     2,806
                                                   --------
                                                      6,200
                                                   --------
North Dakota (1.2%):
     195    Fargo Sales Tax Revenue, Revenue,
              5.00%, 7/1/08......................       194
     665    Fargo Sales Tax Revenue, Revenue,
              5.00%, 7/1/09......................       656
     345    Fargo Sales Tax Revenue, Revenue,
              5.20%, 7/1/11, Callable 7/1/09 @
              100................................       340
   1,650    Fargo Sales Tax Revenue, Revenue,
              5.20%, 7/1/12, Callable 7/1/09 @
              100................................     1,609
   3,050    Grand Forks, Sales Tax Revenue Bond,
              5.10%, 12/15/10, Callable 12/15/07
              @ 100..............................     3,005
     120    Housing Finance Agency, AMT, 6.25%,
              7/1/09, Callable 7/1/04 @ 102......       120
   3,500    Mercer County, PCR, 6.65%, 6/1/22,
              Callable 6/1/02 @ 102, FGIC........     3,627
   1,270    Water Development, 5.70%, 7/1/17,
              Callable 7/1/07 @ 100, AMBAC.......     1,256
                                                   --------
                                                     10,807
                                                   --------
Ohio (2.8%):
   5,270    Cleveland Stadium Project, 0.00%,
              11/15/07...........................     3,480
   1,150    Higher Educational Facility
              Community, Revenue, 0.00%,
              7/1/10.............................     1,196
   1,500    Hilliard School District, Capital
              Appreciation, GO, 0.00%, 12/1/10...       828
   4,500    Montgomery County, Hospital Revenue,
              5.63%, 4/1/16, Callable 4/1/06 @
              102, MBIA..........................     4,383
   1,865    Mount Vernon, IDR, 5.90%, 3/1/03.....     1,865

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 2,500    Northeast Regional Sewer District,
              5.60%, 11/15/13, Callable 11/15/05
              @ 101, AMBAC.......................  $  2,515
   1,245    Ohio Capital Corp., Multi-Family
              Housing Revenue, 5.40%, 1/1/09.....     1,235
   1,200    Ohio Capital Corp., Multi-Family
              Housing Revenue, 5.90%, 2/1/14.....     1,193
   1,250    Olmsted Falls Local School District,
              GO, 0.00%, 12/15/10................       694
   1,465    Reynoldsburg City School District,
              0.00%, 12/1/12.....................       712
   3,025    State Water Development Authority,
              Revenue, 5.25%, 6/1/10, Callable
              6/1/08 @ 101.......................     3,028
   1,000    Toledo Capital Appreciation, Series
              B, GO, 0.00%, 12/1/11..............       518
   2,470    Toledo Lucas County Port Authority
              Development Revenue, 5.63%,
              11/15/04, AMT......................     2,456
   1,100    Toledo Lucas County Port Authority
              Development, Revenue, 5.40%,
              5/15/19, Callable 5/15/09 @ 102....       939
                                                   --------
                                                     25,042
                                                   --------
Oklahoma (0.4%):
   2,500    Baptist Health Center, IDR, 6.25%,
              8/15/12, Callable 8/15/05 @ 102,
              AMBAC..............................     2,595
     970    Housing Finance Agency, PG-B-1,
              5.60%, 3/1/28, Callable 9/1/07 @
              102................................       904
                                                   --------
                                                      3,499
                                                   --------
Oregon (4.1%):
   2,500    Clackmas & Washington Counties School
              District, GO, 5.75%, 6/1/09........     2,624
   9,705    Clackmas County, Hospital Facility,
              5.38%, 2/15/12, Callable 8/15/09 @
              101................................     9,501
   2,350    Jackson County, School District #5
              Ashland, GO, 5.70%, 6/1/07, FSA....     2,461
   2,580    Lane County, School District #019,
              6.00%, 10/15/11, FGIC..............     2,747
   1,000    Lane County, School District #52
              Bethel, GO, 6.00%, 6/1/06, FSA.....     1,061
   3,630    Marion County, 5.50%, 10/1/05,
              AMBAC..............................     3,748
   1,435    Port of Portland Airport, Series 7A,
              6.75%, 7/1/09, Prerefunded 7/1/01 @
              101, MBIA..........................     1,495

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Oregon, continued:
 $ 4,000    Salem-Keizer School District, GO,
              6.25%, 6/1/11......................  $  3,978
   6,780    Washington County Oregon University,
              Revenue, 5.75%, 10/1/10............     7,076
   2,075    Washington County, School District
              #88, GO, 6.10%, 6/1/05, Callable
              12/15/04 @ 100, FSA................     2,203
                                                   --------
                                                     36,894
                                                   --------
Pennsylvania (2.5%):
   3,200    Dauphin County, IDA, PCR, 6.00%,
              1/1/08, MBIA.......................     3,205
   1,085    Delaware County, Hospital Authority,
              6.00%, 12/15/20, Callable 12/1/03 @
              102................................       961
   2,000    Ephrata Area School District, GO,
              5.00%, 10/15/16, Callable 10/15/08
              @ 100..............................     1,789
   1,500    Hospital Revenue Bond, 6.40%, 1/1/06,
              Callable 1/1/05 @ 102, AMBAC.......     1,597
   1,550    Housing Finance Agency, Single Family
              Housing Revenue, 5.50%, 10/1/11,
              Callable 9/1/09 @ 100..............     1,530
   2,000    Housing Finance Agency, Multi-Family
              Housing Revenue, 6.40%, 7/1/12,
              Callable 7/1/02 @ 102..............     2,092
   2,750    Indiana County, IDA, PCR, 6.00%,
              6/1/06, MBIA.......................     2,905
   2,350    Philadelphia Airport Revenue, Series
              A, AMT, 5.50%, 6/15/05, AMBAC......     2,398
   1,500    Philadelphia Water & Waste, Revenue,
              5.65%, 6/15/12, Callable 6/15/03 @
              102................................     1,489
   4,000    State Financial Authority, Revenue,
              6.60%, 11/1/09, Callable 11/1/03 @
              102, LOC: Societe Generale.........     4,244
                                                   --------
                                                     22,210
                                                   --------
Puerto Rico (3.2%):
   5,000    Commonwealth Highway Authority,
              5.50%, 7/1/09......................     5,180
   5,000    Commonwealth Infrastructure, Series
              A, 5.25%, 7/1/10, Callable 7/1/08 @
              101, AMBAC.........................     5,056
   4,800    Commonwealth Public Improvement, GO,
              7.00%, 7/1/10......................     5,518

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Puerto Rico, continued:
 $ 4,750    Electric Power Authority Revenue,
              6.25%, 7/1/10......................  $  5,194
   8,000    Electric Power Authority Revenue,
              5.00%, 7/1/10, Callable 7/1/07 @
              101.50, FSA........................     7,929
                                                   --------
                                                     28,877
                                                   --------
Rhode Island (0.1%):
   1,000    Housing & Mortgage Financial Corp.,
              Series 15-B, 6.20%, 10/1/06,
              Callable 4/1/04 @ 102, MBIA........     1,024
                                                   --------
South Carolina (3.0%):
   2,285    Charleston County, Public
              Improvements, GO, 5.00%, 9/1/10....     2,240
   2,810    Charleston County Public
              Improvements, GO, 6.13%, 9/1/12....     2,978
   2,000    Charleston County, Care Alliance
              Health Services, Revenue, 5.13%,
              8/15/15............................     1,860
   3,080    Greenville Hospital System
              Facilities, Revenue, 5.10%,
              5/1/05.............................     3,076
   2,840    Greenville Hospital Systems, Series
              A, 5.00%, 5/1/04...................     2,837
   1,760    Greenville School Public Facilities,
              5.60%, 3/1/10......................     1,847
   1,215    Jobs Economic Development Authority,
              Hospital Facilities Revenue, 5.50%,
              11/1/12............................     1,196
   1,850    Lancaster School District, GO, 6.75%,
              3/1/09.............................     2,063
     105    Piedmont Municipal Power Agency,
              Electric Revenue, Series A, 6.55%,
              1/1/16.............................       102
   2,300    South Carolina, GO, Capital Imports
              Unlimited, Series B, Public Imports
              Unlimited Tax, 5.75%, 8/1/05.......     2,411
   1,545    Spartanburg Sanitation Sewer
              District, Sewer Systems, 0.00%,
              3/1/14, Callable 3/1/09 @ 79.30,
              MBIA...............................       675
   2,000    State Public Services, Series A,
              5.75%, 1/1/15......................     1,995
   2,645    State Public Services, Series A,
              5.50%, 1/1/16......................     2,551
   1,000    York County, School District #3, GO,
              5.40%, 3/1/08, Callable 3/1/06 @
              101, FSA...........................     1,019
                                                   --------
                                                     26,850
                                                   --------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Tennessee (1.7%):
 $ 1,355    Dyer County, IDR, 6.00%, 2/1/07,
              Callable 2/1/04 @ 102..............  $  1,336
   2,370    Hamilton County, Series A, 5.00%,
              5/1/09, Callable 5/1/07 @ 102......     2,349
   2,000    Housing Development, 6.20%, 7/1/18,
              Callable 7/1/05 @ 102..............     2,021
   2,985    Housing Development Agency, Revenue,
              0.00%, 7/1/06......................     2,101
   2,000    Knoxville, 5.10%, 5/1/05, Callable
              5/1/04 @ 102, MBIA.................     2,024
   2,000    Memphis-Shelby Airport, 6.75%,
              9/1/12, Callable 9/1/02 @ 102......     2,101
   2,410    Shelby County, Series B, GO, 5.50%,
              8/1/10.............................     2,465
   1,000    Trenton Industrial Development,
              Revenue, Series A, 5.40%,
              10/1/02............................     1,001
                                                   --------
                                                     15,398
                                                   --------
Texas (5.2%):
   2,800    Austin Housing Finance Corp., Single
              Family Mortgage Revenue, AMT,
              0.00%, 12/1/11, MBIA...............     1,402
   1,000    Austin Utility Systems, Revenue,
              0.00%, 5/15/08, MBIA...............       639
   1,815    Carroll Independent School District,
              GO, 0.00%, 2/15/13, Callable
              2/15/08 @ 78.12, PSFG..............       844
   1,435    Carroll Independent School District,
              GO, 0.00%, 2/15/14, PSFG...........       621
   4,445    Central Texas Housing, Single Family
              Housing, Revenue, 8.20%, 4/1/22....     4,636
   5,000    Coastal Bend Health Facilities,
              Incarnate Word Health Services,
              5.93%, 11/15/13, Callable 11/15/02
              @ 102, AMBAC.......................     5,108
   1,150    Denison Housing Authority,
              Multi-Family Housing Revenue,
              5.00%, 10/1/09.....................     1,100
     810    Department Housing and Community
              Affairs, Revenue, State Single
              Family Mortgage, Series E, 4.91%,
              9/1/02, MBIA.......................       808
   3,375    El Paso Independent School District,
              0.00%, 8/15/09, Callable 8/15/08 @
              95.07, PSFG........................     1,978
   3,600    Grand Prairie Health Facilities,
              Refunding, Dallas/Fort Worth
              Medical Center Project, 6.50%,
              11/1/04, AMBAC.....................     3,741

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $   840    Harlingen Apartment Revenue, AMT,
              4.25%, 2/15/06, Callable 2/15/04
              @ 100..............................  $    778
     605    Harlingen Apartment Revenue, AMT,
              4.35%, 2/15/07, Callable 2/15/04
              @ 100..............................       555
     615    Harlingen Apartment Revenue, AMT,
              4.45%, 2/15/08, Callable 2/15/04
              @ 100..............................       559
     680    Harlingen Apartment Revenue, AMT,
              4.50%, 2/15/09, Callable 2/15/04
              @ 100..............................       611
     685    Harlingen Apartment Revenue, AMT,
              4.60%, 2/15/10, Callable 2/15/04
              @ 100..............................       611
     680    Harlingen Apartment Revenue, AMT,
              4.70%, 2/15/11, Callable 2/15/04
              @ 100..............................       603
   3,700    Harris County, Capital Appreciation,
              Toll Road, Sub-Lien A, GO, 0.00%,
              8/15/05, MBIA......................     2,774
   4,115    Harris County, Houston Sports
              Authority, 0.00%, 11/15/12,
              Callable 11/15/08 @ 81.21, MBIA....     1,952
   2,000    Harris County, Houston Sports
              Authority, Revenue, 0.00%,
              11/15/17, Callable 11/15/08 @
              61.64, MBIA........................       660
   1,455    Health Facilities Development Corp.,
              Hospital Revenue, All Saints
              Episcopal Hospital, 6.25%, 8/15/12,
              Callable 8/15/03 @ 102, MBIA.......     1,510
   1,685    Hereford Independent School District,
              5.00%, 8/15/08.....................     1,625
   2,000    Leander Independent School District,
              GO, 0.00%, 8/15/14, Callable
              8/15/06 @ 65.29....................       845
   2,500    Leander Independent School District,
              GO, 0.00%, 8/15/18, Callable
              8/15/06 @ 51.90....................       793
   1,360    State Department Housing and
              Community Affairs, 4.90%, 3/1/02...     1,358
   1,210    State Department Housing and
              Community Affairs, 5.00%, 3/1/03...     1,207
     790    State Higher Education Coordinating
              Board, Student Loan, AMT, 7.45%,
              10/1/06, Callable 10/1/01 @ 102....       817

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $ 1,020    Tech University Revenues, 5.95%,
              2/15/13, Callable 2/15/05 @ 100,
              AMBAC..............................  $  1,070
   5,000    Public Finance Authority, GO, Series
              B, 5.63%, 10/1/11, Callable 10/1/06
              @ 100..............................     5,073
   2,200    United Independent School District,
              5.25%, 8/15/14, Callable 8/15/06
              @ 100..............................     2,089
                                                   --------
                                                     46,367
                                                   --------
Utah (0.6%):
   2,000    Intermountain Power Agency, Power
              Supply Revenue, Series B, 6.50%,
              7/1/09, MBIA.......................     2,192
   1,875    State Housing Finance Agency,
              Revenue, 5.38%, 7/1/18, Callable
              7/1/08 @ 101.50....................     1,724
   1,010    State Housing Finance Authority, AMT,
              6.35%, 7/1/12, Callable 1/1/05 @
              102................................     1,020
                                                   --------
                                                      4,936
                                                   --------
Vermont (0.0%):
      40    University & State Agricultural
              College, Series 73A, 5.80%,
              7/1/13.............................        40
                                                   --------
Virgin Islands (0.4%):
     470    University Virgin Islands, Series A,
              Revenue, 5.30%, 12/1/08............       466
     250    University Virgin Islands, Series A,
              Revenue, 5.45%, 12/1/10, Callable
              12/1/09 @ 102......................       247
     555    University Virgin Islands, Series A,
              Revenue, 5.55%, 12/1/11, Callable
              12/1/09 @ 102......................       549
     590    University Virgin Islands, Series A,
              Revenue, 5.65%, 12/1/12, Callable
              12/1/09 @ 102......................       584
     660    University Virgin Islands, Series A,
              Revenue, 5.85%, 12/1/14, Callable
              12/1/09 @ 102......................       654
   1,000    University Virgin Islands, Series A,
              Revenue, 6.00%, 12/1/19, Callable
              12/1/09 @ 102......................       973
                                                   --------
                                                      3,473
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Virginia (0.6%):
 $ 1,000    Arlington County, IDA, Multi-Family
              Revenue, 5.35%, 7/1/18, Callable
              7/1/08 @ 102.......................  $    919
   4,660    State Housing Development Authority,
              Multi-Family Housing, Revenue, GO,
              Series E, 5.60%, 11/1/18, Callable
              1/1/08 @ 102.......................     4,441
                                                   --------
                                                      5,360
                                                   --------
Washington (5.6%):
   1,830    Chelan County, Public Utilities,
              Revenue, 5.90%, 7/1/13.............     1,839
   1,018    Kitsap County, Consolidated Housing,
              7.00%, 8/20/08, GNMA...............     1,085
   2,000    Seattle Light & Power Revenue, 5.30%,
              5/1/07, Callable 11/1/03 @ 102.....     2,021
   1,000    Seattle Light & Power Revenue, 6.00%,
              8/1/13, Callable 8/1/02 @ 102......     1,017
   3,815    Seattle Light & Power Revenue, 6.00%,
              8/1/14, Callable 8/1/02 @ 102......     3,858
  10,000    Seattle, GO, Tax Public &
              Miscellaneous Imports, Series A
              Ltd., 5.75%, 1/15/17, Callable
              1/15/06 @ 100......................     9,897
   5,140    Snohomish County School District
              #006, Revenue, GO, Mukilteo
              Refunding, Unlimited Tax, 5.70%,
              12/1/12, FGIC......................     5,313
   3,000    Snohomish County, Public Utility
              District #001, Electric Revenue,
              6.00%, 1/1/13, Callable 1/1/03 @
              102, FGIC..........................     3,047
   1,350    State, 5.63%, 9/1/05.................     1,399
   3,285    State Motor Vehicle Fuel, GO, 5.20%,
              1/1/09.............................     3,285
   9,265    State Nuclear Project #1, Series A,
              6.00%, 7/1/08, AMBAC...............     9,772
   2,000    State Nuclear Project, Series A,
              Revenue, 6.00%, 7/1/08.............     2,110
   2,500    State Nuclear Project, Revenue,
              Series B, 7.38%, 7/1/04, Callable
              7/1/00 @ 102.......................     2,584
   3,000    State Public Power Supply System,
              Nuclear Project No. 1, Revenue,
              6.00%, 7/1/06......................     3,155
                                                   --------
                                                     50,382
                                                   --------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia (0.6%):
 $ 1,000    Building Commission Lease, Revenue,
              Series A, 5.38%, 7/1/18............  $    949
   2,495    Harrison County, Community Split
              Obligation, Series A, 6.25%,
              5/15/10............................     2,694
   2,000    Randolph County Health Systems,
              5.20%, 11/1/15, Callable 11/1/03 @
              102................................     1,831
                                                   --------
                                                      5,474
                                                   --------
Wisconsin (2.7%):
   5,455    Durand Hospital Facilities, Revenue,
              Chippewa Valley Hospital & Nursing
              Project, 7.10%, 9/1/12.............     6,036
   1,070    Hortonville School District, GO,
              5.25%, 4/1/18, Callable 4/1/08 @
              100, AMBAC.........................       973
   2,500    Southeast Professional Baseball Park,
              0.00%, 12/15/07, MBIA..............     1,645
   5,000    Southeast Professional Baseball Park,
              0.00%, 12/15/09, MBIA..............     2,922
   1,750    State, 5.10%, 5/1/13, Callable 5/1/09
              @ 100..............................     1,661
   2,500    State Clean Water, Revenue, Series 2,
              Refunding, 6.00%, 6/1/07...........     2,645
   3,000    State Health Educational Facilities
              Authority, Revenue, Aurora Health
              Care Obligation, 5.10%, 8/15/05,
              Callable 8/15/03 @ 102, MBIA.......     2,998
   4,625    State Unlimited Tax Public Imports,
              GO, 7.00%, 5/1/03..................     4,950
                                                   --------
                                                     23,830
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Wyoming (0.3%):
 $   875    Community Development Authority,
              Single Family Mortgage, Series A,
              7.25%, 6/1/07, Callable 6/1/01 @
              102................................  $    888
   2,000    University of Wyoming, Revenue,
              5.25%, 6/1/14, Callable 6/1/09 @
              100................................     1,900
                                                   --------
                                                      2,788
                                                   --------
  Total Municipal Bonds                             877,450
                                                   --------
WEEKLY DEMAND NOTES (0.3%):
Georgia (0.3%):
   2,500    State, 7.96%, 2/9/10, Callable
              11/1/09 @ 102*.....................     2,716
                                                   --------
  Total Weekly Demand Notes                           2,716
                                                   --------
MONTHLY DEMAND NOTES (0.1%):
Washington (0.1%):
     475    State Multi-Family Housing, Revenue,
              2.95%, 7/1/20*.....................       475
                                                   --------
  Total Monthly Demand Notes                            475
                                                   --------
INVESTMENT COMPANIES (0.2%):
Investment Companies (0.2%):
     200    Blackrock Municipal Target Trust.....     1,950
                                                   --------
  Total Investment Companies                          1,950
                                                   --------
Total (Cost $888,862) (a)                          $882,591
                                                   ========

------------

Percentages indicated are based on net assets of $896,896.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation......................    $  7,784
Unrealized depreciation......................     (14,055)
                                                 --------
Net unrealized depreciation..................    $ (6,271)
                                                 ========

 * Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1999.

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

ACA         Supported by American Capital Access
AMBAC       Insured by AMBAC Indemnity Corp.
AMT         Alternative Minimum Tax Paper
BIG         Insured by Bond Insurance Guarantee
ETM         Escrowed to Maturity
FGIC        Insured by Federal Guarantee Insurance Corp.
FHA         Federal Housing Administration
FNMA        Supported by Federal National Mortgage Association
FSA         Supported by Federal Security Assurance
GNMA        Supported by Government National Mortgage Association
GO          General Obligation
GSL         Guaranteed Student Loans
IDA         Industrial Development Authority
IDR         Industrial Development Revenue
LOC         Letter of Credit
MBIA        Insured by Municipal Bond Insurance Association
PCR         Pollution Control Revenue
PSFG        Permanent School Funding Guarantee
VA          Veterans Administration

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS (96.8%):
Alabama (1.8%):
 $ 5,000    Courtland Industrial Development
              Board, Solid Waste Disposal
              Revenue, Series A, AMT, 6.50%,
              9/1/25, Callable 9/1/05 @ 102......  $  4,810
   8,000    State Public School & College
              Authority, Series C, 5.75%,
              7/1/17.............................     7,943
                                                   --------
                                                     12,753
                                                   --------
Alaska (1.1%):
   2,500    Fairbanks North Star Boro, Refunding,
              Series S, 5.45%, 3/1/06, Callable
              7/1/02 @ 100, MBIA.................     2,557
   1,000    Student Loan Revenue, State Assisted,
              Series A, AMT, 6.13%, 7/1/05,
              Callable 7/1/02 @ 100, AMBAC.......     1,023
   5,000    Valdez Marine Terminal, Revenue,
              Series C, 5.65%, 12/1/28, Callable
              12/1/03 @ 102......................     4,534
                                                   --------
                                                      8,114
                                                   --------
Arizona (0.8%):
   2,500    Maricopa County School District #028,
              GO, Series B, 6.00%, 7/1/14,
              Callable 7/1/04 @ 100, FGIC........     2,564
     500    Maricopa County School District #028,
              Kyrene Elementary, GO, 0.00%,
              1/1/09, FGIC.......................       309
   1,500    Maricopa County School District #69,
              Paradise Refund, Second Series, GO,
              0.00%, 7/1/07, AMBAC...............     1,014
   1,090    Show Low, IDA, Hospital Revenue,
              Navapache Regional Medical Center,
              Series A, 5.25%, 12/1/10, ACA......     1,043
   1,170    Show Low, IDA, Hospital Revenue,
              Navapache Regional Medical Center,
              Series A, 5.30%, 12/1/11, ACA......     1,113
                                                   --------
                                                      6,043
                                                   --------
California (5.7%):
   2,000    Anaheim Public Finance Authority,
              Revenue, Public Improvements
              Project, Series C, 6.00%, 9/1/16,
              FSA................................     2,082
   1,750    Northern California Public Power
              Agency, Revenue, Project A, 5.60%,
              7/1/06, AMBAC......................     1,839
   1,750    Northern California Public Power
              Agency, Revenue, Project A, 5.60%,
              7/1/06, AMBAC......................     1,822

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
California, continued:
 $ 4,900    Orange County Recovery, Certificates
              of Participation, Series A, 5.70%,
              7/1/10, Callable 7/1/06 @ 102,
              MBIA...............................  $  5,090
   5,315    Orange County Recovery, Certificates
              of Participation, Series A, 5.80%,
              7/1/16, Callable 7/1/06 @102,
              AMBAC..............................     5,338
   1,000    Sacramento Cogeneration Authority,
              Revenue, 6.00%, 7/1/03.............     1,027
   1,500    Sacramento Cogeneration Authority,
              Revenue, 7.00%, 7/1/05.............     1,613
   2,500    Sacramento Cogeneration Authority,
              Revenue, 6.20%, 7/1/06, Callable
              7/1/05 @ 102.......................     2,604
   1,500    Sacramento Municipal Utilities,
              Revenue, 5.75%, 1/1/10, Callable
              1/1/04 @ 102, MBIA.................     1,549
   6,650    San Bernardino City University School
              District, GO, Series A, 5.75%,
              8/1/19, FGIC.......................     6,569
   6,500    State Public Works Board, Revenue,
              Department of Corrections, Series
              A, 5.25%, 1/1/21, Callable 1/1/06 @
              100, AMBAC.........................     5,926
   4,500    State, GO, 5.50%, 4/1/06, MBIA.......     4,666
                                                   --------
                                                     40,125
                                                   --------
Colorado (4.0%):
   2,280    Denver, City & County Airport
              Revenue, Series A, AMT, 8.50%,
              11/15/23, Callable 11/15/00 @
              102................................     2,385
   2,095    Denver, City & County Airport
              Revenue, Series A, AMT, 8.00%,
              11/15/25, Callable 11/15/00 @
              102................................     2,182
   3,000    Denver, City & County Airport
              Revenue, Series B, AMT, 7.25%,
              11/15/05, Callable 11/15/02 @
              102................................     3,183
   2,000    Denver, City & County Airport
              Revenue, Series C, AMT, 6.50%,
              11/15/06, Callable 11/15/02 @
              102................................     2,082
   6,925    Denver, City & County Airport
              Revenue, Series D, AMT, 7.75%,
              11/15/13, Callable 11/15/07 @
              100................................     8,052
  12,295    E-470 Public Highway Authority,
              Revenue, Capital Appreciation,
              Series B, 0.00%, 9/1/23, MBIA......     2,794
   2,250    Health Facilities Authority, Revenue,
              5.38%, 1/1/16, Callable 1/1/08
              @ 101..............................     1,910

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $ 3,000    Jefferson County Open Space Sales
              Tax, Revenue, 5.00%, 11/1/11,
              FGIC...............................  $  2,897
   3,605    Mountain Village Metropolitan
              District, San Miguel County, Refund
              & Improvement, GO, 5.25%, 12/1/13,
              Callable 12/1/08 @ 100, MBIA.......     3,489
                                                   --------
                                                     28,974
                                                   --------
Connecticut (1.6%):
   3,400    Housing Finance Authority, Revenue,
              Mortgage Subseries D-1, 5.90%,
              5/15/16, Callable 5/15/06 @ 102....     3,365
   3,225    State, GO, Series A, 5.40%, 3/15/06,
              Callable 3/15/03 @ 102, MBIA.......     3,304
   5,000    State, GO, Series A, 5.63%, 5/15/13,
              Callable 5/15/06 @ 101.............     5,059
                                                   --------
                                                     11,728
                                                   --------
Delaware (1.3%):
   9,035    State Transit Authority, Revenue,
              5.80%, 7/1/09, Callable 7/1/02 @
              102, MBIA..........................     9,274
                                                   --------
Florida (3.8%):
   3,505    Florida Housing Finance Corp.,
              Revenue, 5.00%, 7/1/17, Callable
              1/1/09 @ 101.50, FSA...............     3,117
   4,000    Gainesville Utilities System,
              Revenue, Series A, 5.00%, 10/1/16,
              Callable 10/1/06 @ 102.............     3,646
   4,000    Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/19, ACA........     1,220
   2,255    Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/20, ACA........       641
   4,265    Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/22, ACA........     1,067
   5,000    State Board of Education, Capital
              Outlay, GO, 5.75%, 6/1/13, Callable
              6/1/03 @ 101.......................     5,209
  12,100    State Board of Education, Capital
              Outlay, GO, 6.40%, 6/1/19, Callable
              6/1/02 @ 101.......................    12,403
                                                   --------
                                                     27,303
                                                   --------
Georgia (5.8%):
   4,000    Chatham County School District, GO,
              Series B, 5.50%, 8/1/20, Callable
              8/1/04 @ 101, FGIC.................     3,772

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Georgia, continued:
 $ 4,000    Forsyth County School District, GO,
              5.75%, 2/1/17, State Aid
              Withholding........................  $  3,985
   3,700    Forsyth County School District, GO,
              5.75%, 2/1/19, State Aid
              Withholding........................     3,639
   5,000    Fulton County School District, GO,
              6.38%, 5/1/10......................     5,448
     650    State Housing & Finance Authority,
              Revenue, Series B, 6.10%, 12/1/12,
              Callable 6/1/05 @ 102, FHA.........       658
   9,500    State, GO, 7.10%, 9/1/09.............    10,936
  10,000    State, GO, 6.75%, 9/1/11.............    11,338
   1,000    State, GO, Series C, 7.25%, 7/1/05...     1,117
                                                   --------
                                                     40,893
                                                   --------
Hawaii (1.1%):
   6,320    Honolulu City & County, GO, Series B,
              8.00%, 10/1/10.....................     7,655
                                                   --------
                                              Idaho (0.3%):
   2,320    University Revenues, Student Fee,
              Recreation Center Project, 6.00%,
              4/1/14, FSA........................     2,389
                                                   --------
Illinois (5.4%):
  10,000    Chicago Board of Education, Capital
              Appreciation School Reform B 1,
              0.00%, 12/1/22, FGIC...............     2,350
   5,000    Chicago O'Hare International Airport,
              Revenue, Series A, 5.63%, 1/1/13,
              Callable 1/1/06 @ 102, AMBAC.......     4,986
   5,000    Chicago O'Hare International Airport,
              Revenue, Series A, 5.63%, 1/1/14,
              Callable 1/1/06 @ 102, AMBAC.......     4,938
   1,750    Chicago Public Building Commission,
              Revenue, Series A, 7.00%, 1/1/20,
              Callable 12/1/05 @ 102, MBIA.......     1,969
   5,000    Cook County Community College,
              Certificates of Participation,
              Series C, 7.70%, 12/1/04, MBIA.....     5,616
   1,750    Du Page County, Forest Preservation
              District, Refunding, 6.00%,
              11/1/03............................     1,827
   1,000    Health Facilities Authority, Revenue,
              Northwestern Memorial Hospital,
              Series A, 5.60%, 8/15/06, Callable
              8/15/04 @ 102......................     1,026
   1,000    Health Facilities Authority, Revenue,
              Refunding, 6.00%, 8/15/05, FGIC....     1,047

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Illinois, continued:
 $ 2,500    Housing Development Authority,
              Revenue, Series 3, 6.10%, 9/1/13,
              Callable 9/1/03 @ 102..............  $  2,522
   2,000    Housing Development Authority,
              Revenue, Series A, 5.95%, 7/1/21,
              Callable 7/1/05 @ 102, AMBAC.......     1,950
   4,000    Northlake, GO, 5.60%, 12/1/14,
              Callable 12/1/05 @ 102, MBIA.......     3,954
   1,000    St. Clair County, GO, 8.00%, 12/1/02,
              MBIA...............................     1,088
   1,095    St. Clair County, GO, 8.00%, 12/1/03,
              MBIA...............................     1,218
   3,600    Winnebago & Boone Counties, GO,
              7.35%, 2/1/04, FSA.................     3,938
                                                   --------
                                                     38,429
                                                   --------
Indiana (11.3%):
     400    Ball State University, Revenue,
              Series G, 6.13%, 7/1/09, Callable
              7/1/02 @ 102, FGIC.................       421
     150    Ball State University, Revenue,
              Series H, 6.15%, 7/1/05, FGIC......       159
   1,550    Beech Grove School Building Corp.,
              Revenue, 6.25%, 7/5/16, Callable
              1/5/11 @ 100, MBIA.................     1,628
   1,000    Brownsburg School Building Corp.,
              Revenue, 6.10%, 2/1/13, Callable
              2/1/05 @ 102, FGIC.................     1,071
     500    Carmel High School Building Corp.,
              Revenue, 5.15%, 7/15/15, Callable
              1/15/06 @ 102, MBIA................       461
   1,015    Cloverdale School Building Corp.,
              6.38%, 7/15/13, Callable 1/15/02 @
              101................................     1,058
   1,000    Danville Multi-School Building Corp.,
              5.75%, 1/15/18, Callable 1/15/07 @
              102, AMBAC.........................       972
   1,000    Decatur Township Marion County School
              District, GO, 5.65%, 3/15/18,
              Callable 3/15/08 @ 102.............       961
     100    Eagle Union Elementary School
              Building Corp., 9.25%, 1/1/03,
              Callable 1/1/00 @ 101..............       112
   2,000    East Allen Elementary School District
              Corp., Revenue, 5.88%, 7/1/12,
              Callable 7/1/06 @ 102, FSA.........     2,054
   1,000    East Allen Woodland School Building
              Corp., Revenue, 5.25%, 7/15/12,
              Callable 7/15/07 @ 101, AMBAC......       974

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Indiana, continued:
 $ 1,000    Evansville Vanderburgh Corp.,
              Revenue, 5.80%, 8/15/16, Callable
              8/1/06 @ 102, MBIA.................  $    994
     450    Fort Wayne South Side, Revenue,
              6.13%, 1/15/12, Callable 1/15/04 @
              102, MBIA..........................       480
     500    Franklin Community School Building
              Corp., Revenue, 5.85%, 7/15/11,
              Callable 7/15/06 @ 102, FSA........       515
   2,000    Franklin Community School Building
              Corp., Revenue, 6.00%, 1/15/13,
              Callable 7/15/06 @ 102, FSA........     2,053
     500    Greencastle N E Elementary School
              Building Corp., 6.63%, 1/15/14,
              Callable 1/15/03 @ 101.............       514
   1,000    Hamilton County Public Building
              Corp., Series A, 6.25%, 1/20/12,
              Callable 7/20/02 @ 102.............     1,047
     300    Hamilton Southeastern Construction
              School Building, Revenue, 6.00%,
              1/15/14, Callable 7/15/05 @ 102,
              AMBAC..............................       321
   1,000    Hamilton Southeastern School Building
              Corp., 5.40%, 7/15/15, Callable
              7/15/07 @ 102, FSA.................       957
     500    Hammond Multi-School Building Corp.,
              Revenue, Series A, 6.15%, 7/10/10,
              Callable 1/10/03 @ 102.............       512
   1,000    Health Facilities Finance Authority,
              Revenue, Series A, 6.00%, 9/1/05...     1,051
     480    Health Facilities Finance Authority,
              Revenue, Series D, 5.00%,
              11/1/07............................       477
   1,000    Health Facility Finance Authority,
              Revenue, Series A, 5.50%, 2/15/16,
              Callable 2/15/07 @ 102.............       931
     200    Indiana State University, Revenue,
              Series G, 6.60%, 7/1/04, Callable
              1/1/00 @ 102.......................       214
   1,000    Indiana State Vocational Technology
              College, Revenue, Series D, 5.90%,
              7/1/06, Callable 1/1/05 @ 102,
              AMBAC..............................     1,049
     350    Indiana State Vocational Technology
              College, Series D, 6.40%, 7/1/10,
              Callable 1/1/05 @ 102, AMBAC.......       373
   5,000    Indiana University, Revenue, Series
              K, 5.88%, 8/1/20, Callable 11/1/02
              @ 102, MBIA........................     4,882

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Indiana, continued:
 $   200    Indianapolis Gas Utilities, Revenue,
              7.00%, 6/1/08, Callable 6/1/00 @
              100................................  $    216
   1,000    Indianapolis School Building Corp.,
              Revenue, 5.20%, 7/15/12, Callable
              1/5/07 @ 102, FSA..................       970
   1,000    Indianapolis School Building Corp.,
              Revenue, 5.20%, 1/5/13, Callable
              1/5/07 @ 102, FSA..................       957
     200    Lafayette Redevelopment Authority,
              Economic Development, 6.70%,
              2/1/10, Prerefunded 8/1/04 @ 102,
              MBIA...............................       219
     255    Lafayette Redevelopment Authority,
              Economic Development, 6.80%,
              8/1/10, Prerefunded 8/1/04 @ 102,
              MBIA...............................       280
     525    Merrillville Multi-School Building
              Corp., 6.45%, 7/1/04, Callable
              1/1/04 @ 100.......................       559
   1,000    Merrillville Multi-School Building
              Corp., 5.65%, 7/15/14, Callable
              1/15/07 @ 102, MBIA................       982
   1,500    Metro School District Building Corp.,
              6.90%, 1/1/18, Callable 1/1/05 @
              102................................     1,659
   1,000    Mooresville Construction School
              Building Corp., Revenue, 5.25%,
              7/15/12, Callable 7/15/07 @ 102,
              AMBAC..............................       975
   3,000    Municipal Power Agency Supply System,
              Revenue, Series B, 5.50%, 1/1/16,
              Callable 1/1/14 @ 100, MBIA........     2,915
     250    North Warrick County School Building,
              10.00%, 1/1/04, Callable 7/1/03
              @ 101..............................       295
     500    Purdue University, Certificates of
              Participation, 6.20%, 7/1/15,
              Callable 7/1/04 @ 100..............       526
   1,000    Seymour Community High School
              Building Corp., Revenue, 6.25%,
              1/15/14, Callable 1/15/05 @ 101,
              FGIC...............................     1,069
     900    South Bend Community School Building
              Corp., 5.70%, 8/1/17, Callable
              8/1/07 @ 101, FSA..................       945
   1,500    South Bend Community School Building
              Corp., Revenue, 5.70%, 8/1/19,
              Callable 8/1/07 @ 101, FSA.........     1,575
   1,360    South Harrison Community School
              Building Corp., Revenue, 5.80%,
              7/15/11, Callable 1/15/03 @ 102....     1,420

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Indiana, continued:
 $   710    South Newton School Building Corp.,
              Revenue, 5.80%, 7/15/12, Callable
              1/15/05 @ 102, MBIA................  $    723
   1,000    St. Joseph County Hospital Facilities
              Authority, Revenue, 6.25%, 8/15/12,
              Callable 2/15/03 @ 102, MBIA.......     1,061
     450    State Educational Facilities
              Authority, Revenue, Series B,
              6.60%, 1/1/11, Callable 1/1/02 @
              102, MBIA..........................       473
   1,000    State Educational Facilities
              Authority, Revenue, 6.00%, 7/1/12,
              Callable 7/1/06 @ 101..............     1,060
     750    State Educational Facilities
              Authority, Revenue, 6.00%, 6/1/15,
              Callable 6/1/06 @ 102, MBIA........       760
   1,020    State Educational Facilities
              Authority, Revenue, 5.65%, 1/1/16,
              Callable 1/1/06 @ 101, MBIA........       997
     850    State Housing Finance Authority,
              Multi-Unit Mortgage, 6.60%, 1/1/12,
              Callable 1/1/03 @ 102..............       878
   1,150    State Office Building Commission,
              Revenue, Series A, 5.50%, 7/1/12,
              Callable 7/1/05 @ 102, AMBAC.......     1,149
   2,000    State Office Building Common,
              Revenue, 6.40%, 7/1/11, Callable
              12/1/01 @ 102......................     2,105
     500    State Recreational Development
              Commission, Revenue, Series B,
              6.00%, 7/1/09......................       515
   2,100    Terre Haute North/South, Revenue,
              5.80%, 7/1/13, Callable 7/1/03 @
              102................................     2,074
     500    Transportation Finance Authority,
              Airport Facility Revenue, Series A,
              6.00%, 11/1/14, Callable 11/1/05 @
              102................................       501
   2,745    Transportation Finance Authority,
              Revenue, 6.25%, 11/1/16,
              Prerefunded 11/1/02 @ 102..........     2,909
   4,000    Transportation Finance Authority,
              Revenue, Series A, 7.25%, 6/1/15...     4,640
     755    Transportation Finance Authority,
              Revenue, Series A, 6.25%, 11/1/16,
              Callable 1/1/02 @ 102..............       756
   8,750    Transportation Finance Authority,
              Revenue, Series A, 6.80%, 12/1/16,
              Callable 12/1/10 @ 100.............     9,727

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Indiana, continued:
 $ 1,180    Vincennes Community School Building
              Corp., Revenue, 6.00%, 7/1/09,
              Callable 7/1/06 @ 102, FSA.........  $  1,242
     300    Vinton Tecumseh School Building
              Corp., 6.25%, 7/15/16, Callable
              7/15/04 @ 102......................       320
     450    Wa-Nee Elementary/High School
              Building Corp., Revenue, 6.50%,
              7/15/10, Callable 1/15/04 @ 102....       486
     500    Wabash County School Building Corp.,
              6.88%, 7/1/09, Callable 1/1/02 @
              101................................       522
   1,000    Warsaw High School Building Corp.,
              Revenue, 6.50%, 1/1/10, Callable
              7/1/00 @ 102, MBIA.................     1,030
   2,000    West Lafayette Jr/Sr High School,
              Revenue, 5.80%, 7/15/15, Callable
              7/15/04 @ 101, MBIA................     2,099
     800    Westfield High School Building Corp.,
              Revenue, 5.70%, 7/15/13, Callable
              7/15/05 @ 102, AMBAC...............       844
   1,000    Westfield High School Building Corp.,
              Revenue, 5.80%, 7/15/18, Callable
              7/15/05 @ 102, AMBAC...............     1,060
   1,000    Whitko Middle School Building Corp.,
              Revenue, 5.88%, 7/15/12, Callable
              1/15/07 @ 102, FSA.................     1,025
                                                   --------
                                                     80,759
                                                   --------
Kentucky (1.4%):
   1,745    Jefferson County School District
              Finance Corp., School Building
              Revenue, Refund Series A, 5.25%,
              1/1/11, Callable 7/1/09 @ 101,
              FSA................................     1,728
   4,090    Louisville & Jefferson County,
              Metropolitan Sewer & Drain Systems,
              5.63%, 5/15/17, Callable 11/15/09 @
              101, FGIC..........................     3,988
   4,450    Property & Buildings Community,
              Revenue, Project #59, 5.70%,
              11/1/13............................     4,483
                                                   --------
                                                     10,199
                                                   --------
Louisiana (2.3%):
   8,340    Baton Rouge Sales & Use Tax,
              Refunding, Public Improvement,
              Series A, 5.25%, 8/1/11, Callable
              8/1/08 @ 101.50,
              FGIC...............................     8,251

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $ 8,770    Baton Rouge Sales & Use Tax,
              Refunding, Public
              Improvement - Series A, 5.25%,
              8/1/12, Callable 8/1/08 @ 101.50,
              FGIC...............................  $  8,591
                                                   --------
                                                     16,842
                                                   --------
Maine (0.3%):
   2,375    State Housing Authority, Mortgage
              Purchase Revenue, Series A, 5.05%,
              11/15/16, Callable 9/1/07 @
              101.50.............................     2,372
                                                   --------
Maryland (0.3%):
   2,250    State Community Development, Revenue,
              6.20%, 4/1/14, Callable 4/1/05 @
              102................................     2,288
                                                   --------
Massachusetts (0.8%):
   3,595    Housing Finance Agency, Revenue,
              6.00%, 12/1/15, Callable 12/1/05 @
              102, AMBAC.........................     3,591
   2,265    State Industrial Finance Agency,
              Revenue, 6.00%, 1/1/15, Callable
              1/1/06 @ 102, MBIA.................     2,299
                                                   --------
                                                      5,890
                                                   --------
Michigan (5.7%):
   1,500    Ann Arbor School District, 7.13%,
              5/1/02.............................     1,582
   1,500    Caledonia Community Schools, GO,
              5.85%, 5/1/22, Callable 5/1/07 @
              100, MBIA..........................     1,577
   2,440    Detroit, GO, Series A, 5.25%, 4/1/12,
              Callable 4/1/09 @ 101, FSA.........     2,393
     320    Grand Traverse County Hospital,
              5.80%, 7/1/03, Callable 7/1/02 @
              102................................       330
   2,500    Higher Education Hope College, 5.40%,
              10/1/20, Callable 10/1/09 @ 100....     2,186
   4,675    Kalamazoo Hospital Finance Authority,
              5.88%, 5/15/26, Callable 5/15/06 @
              102, MBIA..........................     4,523
   7,500    Municipal Bond Authority, Clean Water
              Revenue, 5.50%, 10/1/19............     7,098
   5,000    Oakland County Educational, Revenue,
              6.90%, 11/1/14, Callable 11/1/04 @
              102................................     5,530
   1,450    State Housing Development Authority,
              Revenue, Series C, 6.38%, 12/1/11,
              Callable 12/1/04 @ 102.............     1,494

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $ 1,190    State Housing Development Authority,
              Revenue, Series A, 7.30%, 12/1/09,
              Callable 2/28/00 @ 102.............  $  1,216
   5,000    State Housing Development Authority,
              Revenue, Series D, 5.95%, 12/1/16,
              Callable 12/1/06 @ 102.............     4,947
   5,000    State, GO, 5.00%, 12/1/05............     5,052
   2,400    Traverse City Area Public School,
              Series I, 5.70%, 5/1/11,
              Prerefunded 5/1/05 @ 101, MBIA.....     2,513
                                                   --------
                                                     40,441
                                                   --------
Minnesota (1.5%):
   5,615    State Housing Financing Agency,
              Revenue, Series D, 5.90%, 8/1/15,
              Callable 2/1/05 @ 102, MBIA........     5,542
   5,250    State, GO, 5.60%, 10/1/06,
              Prerefunded 10/1/04 @ 100..........     5,436
                                                   --------
                                                     10,978
                                                   --------
Mississippi (1.1%):
   7,940    Mississippi Development, 6.00%,
              7/1/20.............................     7,944
                                                   --------
Missouri (1.0%):
   3,580    Clay County Public Building
              Authority, Leasehold Revenue,
              Refund Series A, 5.13%, 5/15/14,
              Callable 5/15/08 @ 100, FSA........     3,342
   3,710    Sikeston Electric, Revenue, 6.00%,
              6/1/05.............................     3,912
                                                   --------
                                                      7,254
                                                   --------
Montana (0.2%):
   1,500    State Board Housing, Revenue, Series
              A-1, 6.05%, 6/1/16, Callable
              12/1/06 @ 102, FHA.................     1,485
                                                   --------
Nevada (2.3%):
   5,000    Clark County School District,
              GO, Refund, 5.25%, 6/15/13,
              Callable 6/15/09 @ 100, FSA........     4,811
   5,145    Clark County, IDR, 7.20%, 10/1/22,
              AMBAC..............................     5,518
   6,365    Washoe County School District, 5.88%,
              6/1/16, FSA........................     6,377
                                                   --------
                                                     16,706
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
New Jersey (2.3%):
 $ 7,000    State Refund, GO, Series D, 6.00%,
              2/15/11............................  $  7,471
   9,000    State Transportation Trust Fund
              Authority, Transportation Systems,
              Series B, 5.25%, 6/15/12, Callable
              6/15/07 @ 102......................     8,843
                                                   --------
                                                     16,314
                                                   --------
New Mexico (0.5%):
   3,380    State Mortgage Finance Authority,
              Revenue, Single Family, 5.90%,
              7/1/16, Callable 7/1/07 @ 102,
              GNMA...............................     3,362
                                                   --------
New York (6.0%):
   7,605    Metropolitan Transportation
              Authority, Dedicated Tax Fund,
              Series A, 5.25%, 4/1/11, Callable
              4/1/09 @ 101, FSA..................     7,518
   7,495    New York City, Transitional Finance
              Authority Revenue, Future Tax
              Second Series C, 5.25%, 5/1/15.....     7,032
   3,000    New York, Series H, 5.25%, 3/15/12...     2,881
   3,955    Series D, GO, 5.00%, 7/15/18,
              AMBAC..............................     3,490
   5,000    State Dormitory Authority, Revenue,
              5.88%, 7/1/08, Callable 7/1/06 @
              102................................     5,138
   1,345    State Thruway Authority, Highway &
              Bridge Trust Fund, Series A, 6.00%,
              4/1/14, Callable 4/1/04 @ 102,
              FGIC...............................     1,431
   4,000    State Thruway Authority, Revenue,
              Series E, 5.25%, 1/1/15, Callable
              1/1/08 @ 101.......................     3,753
   6,530    State Tollway Authority, Highway &
              Bridge Trust Fund, Series B, 5.38%,
              4/1/10.............................     6,595
   4,250    State Tollway Authority, Highway &
              Bridge Trust Fund, Series A, 5.25%,
              4/1/12, AMBAC......................     4,169
     250    Triborough Bridge & Tunnel Authority,
              Revenue, Series X, 6.63%, 1/1/12...       278
                                                   --------
                                                     42,285
                                                   --------
North Carolina (3.0%):
   5,000    Charlotte Mecklenberg Hospital
              Authority, Revenue, Series A,
              5.13%, 1/15/22, Callable 1/15/07 @
              102................................     4,239
   3,355    Charlotte Mecklenberg Hospital
              Authority, Series A, 5.60%,
              1/15/10, Callable 1/15/06 @ 102....     3,393

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
North Carolina, continued:
 $ 3,510    Charlotte Mecklenberg Hospital,
              Revenue, 5.90%, 1/15/16, Callable
              1/15/06 @ 102......................  $  3,490
   1,290    State Housing Finance Agency,
              Revenue, AMT, Single Family, Series
              LL, 5.50%, 9/1/22..................     1,295
   4,155    State Housing Finance Agency,
              Revenue, AMT, Single Family, Series
              BB, 6.50%, 9/1/26, Callable 3/1/05
              @ 102..............................     4,221
   4,900    State Housing Finance Agency,
              Revenue, AMT, Single Family, Series
              FF, 6.25%, 3/1/28..................     4,903
                                                   --------
                                                     21,541
                                                   --------
North Dakota (0.9%):
   4,325    Bismarck Health Care Facilities,
              Revenue, St. Alexius Medical
              Center, Series A, 5.25%, 7/1/15,
              Callable 7/1/08 @ 102, FSA.........     3,970
   2,910    State Building Authority, Lease
              Revenue, 5.13%, 12/1/18, Callable
              12/1/08 @ 100, AMBAC...............     2,596
                                                   --------
                                                      6,566
                                                   --------
Ohio (5.4%):
   2,500    Cleveland, Certificate of
              Participation, Cleveland Stadium
              Project, 5.25%, 11/15/12, Callable
              11/15/07 @ 102, AMBAC..............     2,439
   7,000    Cleveland, Certificate of
              Participation, Cleveland Stadium
              Project, 5.25%, 11/15/13, Callable
              11/15/07 @ 102, AMBAC..............     6,742
   3,655    Cuyahoga County, Hospital Revenue,
              Cleveland Clinic Health, Series B,
              5.25%, 1/1/13, Callable 7/1/09 @
              101................................     3,472
   4,000    Franklin County, Hospital Revenue,
              Series A, 6.50%, 5/1/07............     4,235
   1,565    Housing Finance Agency, Mortgage
              Revenue, Series A-1, 6.20%, 9/1/14,
              GNMA...............................     1,599
   3,000    Lucas County Hospital, Revenue,
              Promedia Healthcare Obligation
              Group, 5.63%, 11/15/14, AMBAC......     2,976

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $   250    State Building Authority, Revenue,
              Series A, 6.13%, 10/1/09, Callable
              10/1/02 @ 102......................  $    263
   5,000    State Turnpike Commission, Revenue,
              Series A, 5.70%, 2/15/17,
              Prerefunded 2/15/06 @ 102, MBIA....     5,279
   3,395    State, GO, 5.60%, 8/1/04, Callable
              8/1/02 @ 102.......................     3,520
   1,000    State Public & Sewer Improvement, GO,
              6.00%, 8/1/07, Callable 8/1/05 @
              102................................     1,065
   7,995    Turnpike Community, Revenue, 5.50%,
              2/15/26............................     7,516
                                                   --------
                                                     39,106
                                                   --------
Oklahoma (0.4%):
   2,755    McGee Creek Authority, Revenue,
              6.00%, 1/1/23, Callable 1/1/14 @
              100, MBIA..........................     2,785
                                                   --------
Oregon (0.6%):
   3,000    Department of Administrative
              Services, Lottery Revenue, Series
              B, 5.25%, 4/1/15, FSA..............     2,839
   1,550    Port of Portland Airport, Revenue,
              Portland International Airport,
              Series 12a, 5.25%, 7/1/10, FGIC....     1,551
                                                   --------
                                                      4,390
                                                   --------
Pennsylvania (1.1%):
   4,440    Delaware County Authority, University
              Revenue, Villanova University,
              Series A, 5.50%, 12/1/13, Callable
              12/1/12 @ 100, MBIA................     4,463
   3,675    Delaware River Port Authority,
              Revenue, 5.63%, 1/1/16, FSA........     3,641
                                                   --------
                                                      8,104
                                                   --------
Rhode Island (0.9%):
   5,800    Depositors Economic Protection,
              Revenue, Series A, 6.30%, 8/1/05,
              FSA, MBIA..........................     6,190
                                                   --------
South Carolina (0.9%):
   2,000    Greenville Hospital System
              Facilities, Revenue, Series A,
              5.60%, 5/1/10, Callable 5/1/06 @
              102................................     2,007
   5,000    Public Service Authority, Revenue,
              Series A, 5.50%, 1/1/22, MBIA......     4,636
                                                   --------
                                                      6,643
                                                   --------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
South Dakota (1.0%):
 $ 1,140    Building Authority Lease, Revenue,
              6.63%, 9/1/12, AMBAC...............  $  1,216
   2,500    Heartland Consumers Power District,
              Electric Revenue, 6.00%, 1/1/17,
              FSA................................     2,552
   2,300    State Housing Development Authority,
              5.70%, 5/1/08, Callable 5/1/06 @
              102................................     2,338
   1,000    State Housing Development Authority,
              Revenue, 6.25%, 5/1/15, Callable
              5/1/05 @ 102.......................     1,012
                                                   --------
                                                      7,118
                                                   --------
Tennessee (1.0%):
   1,360    Knox County Health, Educational &
              Housing Facilities Board, Revenue,
              7.25%, 1/1/09, MBIA................     1,554
   1,300    Knox County Health, Educational &
              Housing Facilities Board, Revenue,
              7.25%, 1/1/10, MBIA................     1,480
   2,680    State Housing Development Agency,
              Revenue, Homeownership Program
              Issue, AMT, 5.35%, 7/1/23, Callable
              1/1/09 @ 101.......................     2,353
   2,280    State, GO, Public Improvements,
              5.50%, 5/1/17, Callable 5/1/07 @
              101.50.............................     2,069
                                                   --------
                                                      7,456
                                                   --------
Texas (4.2%):
   5,000    A & M University, Revenue, 5.38%,
              5/15/16............................     4,759
   2,060    Richardson Hospital Authority,
              Unrefunded-Richardson Medical,
              6.50%, 12/1/12.....................     2,012
   1,290    Richardson Hospital Authority,
              Prefunded-Richardson Medical,
              6.50%, 12/1/12.....................     1,381
   8,000    San Antonio Hotel Occupancy, Tax
              Revenue, 5.70%, 8/15/26, Callable
              8/15/06 @ 102, FGIC................     7,578
   5,000    State Public Finance Authority, GO,
              Series B, 5.63%, 10/1/12, Callable
              10/1/06 @ 100......................     5,061

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $ 3,690    State Turnpike Authority, Dallas
              Northway, Revenue, 5.25%, 1/1/23,
              Callable 1/1/06 @ 102, FGIC........  $  3,261
   1,000    State, GO, Refunding, Series A,
              6.00%, 10/1/05.....................     1,058
   4,000    State, GO, College Student Loan, AMT,
              6.50%, 8/1/07, Callable 8/1/02 @
              100................................     4,071
   1,000    University of Texas, Revenue, Series
              A, 5.25%, 8/15/07, Callable 8/15/06
              @ 102..............................     1,016
                                                   --------
                                                     30,197
                                                   --------
Utah (1.5%):
   1,815    Board of Regents Lease, Revenue,
              Refund Dixie College, Series A,
              5.50%, 5/1/23, AMBAC...............     1,660
   4,340    Salt Lake County, 5.50%, 10/1/11,
              Callable 10/1/09 @ 100.............     4,371
   4,955    State Housing Finance Agency,
              Revenue, Single Family Mortgage
              Issue A2, AMT, 6.25%, 7/1/25,
              Callable 1/1/07 @ 102, FHA.........     4,893
                                                   --------
                                                     10,924
                                                   --------
Virginia (1.7%):
   4,140    Norfolk Water, Revenue, 5.88%,
              11/1/14, Callable 11/1/05 @ 102,
              MBIA...............................     4,197
   2,000    State Housing Development Authority,
              Commonwealth Mortgage, Series H,
              Subseries H-2, 6.20%, 1/1/08,
              Callable 1/1/05 @ 102..............     2,043
   1,500    State Housing Development Authority,
              Refunding, Series E, 5.60%,
              11/1/10, Callable 11/1/03 @ 102....     1,504
   4,500    State Housing Development Authority,
              Commonwealth Mortgage, Series A,
              7.10%, 1/1/17, Callable 1/1/02 @
              102................................     4,604
                                                   --------
                                                     12,348
                                                   --------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Washington (1.3%):
 $ 4,350    King County School District #415,
              Kent, 5.25%, 12/1/11, FGIC.........  $  4,276
   5,000    Seattle Municipal Light & Power,
              Revenue, 6.00%, 10/1/18............     5,009
                                                   --------
                                                      9,285
                                                   --------
West Virginia (2.0%):
   5,475    Braxton County Solid Waste Disposal,
              Revenue, AMT, 6.13%, 4/1/26,
              Callable 10/23/06 @ 102............     5,201
   9,050    State Road, 5.25%, 6/1/10, Callable
              6/1/08 @ 101, FGIC.................     9,036
                                                   --------
                                                     14,237
                                                   --------
Wisconsin (1.2%):
   1,370    Housing & Economic Development
              Authority, Revenue, Home Ownership,
              Series A, 6.15%, 9/1/17, Callable
              3/1/05 @ 102.......................     1,367
   4,000    GO, Series C, 6.00%, 5/1/19..........     4,023
   3,000    Transportation, Revenue, Series A,
              5.50%, 7/1/11......................     3,037
                                                   --------
                                                      8,427
                                                   --------
  Total Municipal Bonds                             694,116
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MONTHLY DEMAND NOTES (1.4%):
Kansas (0.4%):
 $ 2,800    Wamego, PCR, Gas & Electric, 3.25%,
              4/15/32*...........................  $  2,800
                                                   --------
Massachusetts (0.1%):
   1,000    Quincy, Revenue, 4.20%, 1/15/11,
              FSA*...............................     1,000
                                                   --------
New York (0.9%):
   6,500    City Municipal Water Finance
              Authority, 3.15%, 6/15/09*.........     6,500
                                                   --------
  Total Monthly Demand Notes                         10,300
                                                   --------
INVESTMENT COMPANIES (0.3%):
   2,380    Provident Municipal Cash Fund........     2,380
                                                   --------
  Total Investment Companies                          2,380
                                                   --------
Total (Cost $707,969)(a)                           $706,796
                                                   ========

------------

Percentages indicated are based on net assets of $717,889.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation......................    $ 11,173
Unrealized depreciation......................     (12,346)
                                                 --------
Net unrealized depreciation..................    $ (1,173)
                                                 ========

 * Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1999.

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

ACA         Supported by American Capital Access
AMBAC       Insured by AMBAC Indemnity Corp.
AMT         Alternative Minimum Tax Paper
ETM         Escrowed to Maturity
FGIC        Insured by Federal Guarantee Insurance Corp.
FHA         Federal Housing Administration
FSA         Supported by Federal Security Assurance
GNMA        Supported by Government National Mortgage Association
GO          General Obligation
IDR         Industrial Development Revenue
MBIA        Insured by Municipal Bond Insurance Association
PCR         Pollution Control Revenue

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS (94.1%):
Alabama (0.6%):
 $ 1,200    Courtland Industrial Development
              Board, 7.20%, 12/1/13, Callable
              5/14/02 @ 103.....................  $    1,262
   4,250    Courtland Industrial Development
              Board, Solid Waste Disposal
              Revenue, Series A, AMT, 6.50%,
              9/1/25, Callable 9/1/05 @ 102.....       4,088
     480    Housing Finance Authority, Series
              A1, 5.80%, 10/1/08, Callable
              4/1/05
              @ 102, GNMA.......................         485
   1,540    Mobile Refunding & Improvement, GO,
              0.00%, 2/15/14, Callable 2/15/08
              @ 76.49, MBIA.....................         673
   1,500    Mobile Refunding & Improvement, GO,
              0.00%, 8/15/14, Callable 2/15/08
              @ 74.50, MBIA.....................         636
                                                  ----------
                                                       7,144
                                                  ----------
Alaska (1.3%):
   3,570    Energy Authority, Utility Revenue,
              5.20%, 7/1/17, Callable 7/1/08 @
              100, FSA..........................       3,258
     545    Home Mortgage Revenue Refunding,
              8.00%, 3/1/09, Callable 3/1/02 @
              102, FNMA.........................         567
   8,440    State Housing Finance Corp., 0.00%,
              12/1/17, Callable 6/1/07 @ 54,
              MBIA..............................       2,854
  48,000    State Housing Finance Corp., Series
              A2, AMT, 0.00%, 6/1/37, Callable
              12/1/07 @ 17.74...................       4,869
   2,750    Student Loan Corp., Series A, AMT,
              5.75%, 7/1/14, Callable 7/1/07 @
              100, AMBAC........................       2,712
                                                  ----------
                                                      14,260
                                                  ----------
Arizona (2.8%):
   3,245    Gila County, Certifications of
              Partnership, 6.40%, 6/1/14........       3,192
   5,800    Maricopa County School District #48,
              5.13%, 7/1/14, Callable 7/1/09
              @ 101.............................       5,522
     310    Maricopa County, IDA, Multi-Family
              Housing Revenue, 7.25%, 7/1/17,
              Callable 7/1/07 @ 101.............         304

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $ 2,305    Maricopa County, IDA, Health
              Facilities Revenue, Pennington
              Gardens, Series A, 6.25%, 9/20/29,
              Callable 3/20/09 @ 103, GNMA......  $    2,267
   1,500    Maricopa County, IDA, Multi-Family
              Housing Revenue, Series A, 6.25%,
              7/1/27, Callable 1/1/07 @ 101.....       1,501
  11,705    Maricopa County, IDA, Revenue, Coral
              Point Apartments, Series A, 4.95%,
              3/1/28, Callable 3/1/06 @ 101.....      11,307
   1,285    Pima County, IDA, Multi-Family
              Housing Revenue, 7.00%, 12/20/31,
              Callable 6/20/12 @ 100, GNMA......       1,406
     355    Pima County, IDA, Single Family
              Mortgage Revenue, AMT, 6.20%,
              5/1/27, Callable 5/1/04 @ 102,
              GNMA..............................         356
     530    Pima County, IDA, Single Family
              Mortgage Revenue, Series B,
              AMT, 6.15%, 11/1/23, Callable
              5/1/07 @ 103.38,
              GNMA/FNMA/FHLMC...................         561
   2,500    Tucson, GO, 5.00%, 7/1/19, Callable
              7/1/07 @ 100......................       2,211
   2,340    Yuma, IDA, Multi-Family Mortgage
              Revenue, AMT, 6.10%, 9/20/19,
              Callable 9/20/09 @ 106, GNMA......       2,319
                                                  ----------
                                                      30,946
                                                  ----------
Arkansas (0.6%):
     209    Drew County, Public Facilities
              Board, 7.90%, 8/1/11, Callable
              8/1/03 @ 103, FNMA................         219
      77    Drew County, Public Facilities
              Board, 7.75%, 8/1/11, Callable
              2/1/04
              @ 100.............................          80
     355    Jacksonville, Residential Housing
              Facilities Board, Single Family
              Mortgage Revenue, 7.90%, 1/1/11,
              Callable 7/1/03 @ 103, FNMA.......         375
     132    Jacksonville, Residential Housing
              Facilities Board, Single Family
              Mortgage Revenue, 7.75%, 1/1/11,
              Callable 7/1/05 @ 103.............         137
     140    Lonoke County, Residential Housing
              Facilities Board, Single Family
              Mortgage Revenue, 7.38%, 4/1/11,
              Callable 4/1/03 @ 103.............         145

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Arkansas, continued:
 $   403    Lonoke County, Residential Housing
              Facilities Board, Single Family
              Mortgage Revenue, Series A-2,
              7.90%, 4/1/11, FNMA...............  $      423
     552    Pope County, Residential Facilities,
              Housing Board Mortgage Revenue,
              Series B, 7.75%, 9/1/11, Callable
              8/1/02 @ 102, FHA.................         573
   1,000    State Capital Appreciation, College
              Savings, GO, Series 97A, 0.00%,
              6/1/16............................         376
   2,000    State Capital Appreciation, College
              Savings, GO, Series A, 0.00%,
              6/1/15............................         809
   1,305    State Development Authority, Revenue
              Refunding, 8.00%, 8/15/11,
              Callable 8/15/01 @ 103, FHA.......       1,336
   3,220    State Development Finance Authority,
              Revenue, 0.00%, 6/1/15............       1,322
     332    Stuttgart Public Facilities Board,
              Revenue, Series A-2, 7.90%,
              9/1/11, Callable 9/1/03 @ 103,
              FNMA..............................         351
     163    Stuttgart Public Facilities Board,
              Revenue, Series B, 7.75%, 9/1/11,
              Callable 3/1/06 @ 103.............         170
                                                  ----------
                                                       6,316
                                                  ----------
California (3.1%):
   4,749    Contra Costa County, Multi-Family
              Mortgage Revenue, Crescent Park,
              Series B, 7.80%, 6/20/34, Callable
              6/20/04 @ 105, GNMA...............       5,187
   1,255    Fairfield, Water Revenue, 0.00%,
              4/1/15, Callable 4/1/05 @ 56.75,
              AMBAC.............................         515
   1,080    Housing Finance Agency, Home
              Mortgage Revenue, AMT, 7.50%,
              2/1/23, Callable 8/1/05 @ 102,
              FHA/VA............................       1,136
     575    Housing Finance Agency, Local or
              Guaranteed Housing Revenue, Series
              B, 8.63%, 8/1/15, Callable 8/1/00
              @ 100, MBIA.......................         582
   5,000    Housing Finance Agency, Revenue,
              0.00%, 2/1/31, Callable 8/1/09
              @ 16.63...........................         676
   1,535    Los Angeles, Multi-Family Revenue,
              Housing Earthquake Rehab
              Projects -- B, AMT, 5.85%,
              12/1/27...........................       1,573

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
California, continued:
 $   525    Redondo Beach, Redevelopment Agency,
              Residential Mortgage Revenue,
              Series B, 6.25%, 6/1/11, Callable
              6/1/03 @ 100......................  $      524
     585    Rural Home Mortgage Financing
              Authority, AMT, 7.55%, 11/1/26,
              GNMA/FNMA/FHLMC...................         630
     575    Rural Home Mortgage Financing
              Authority, AMT, 7.75%, 5/1/27.....         624
   3,910    San Francisco City & County, Tax
              Allocation, 0.00%, 8/1/16,
              Callable 8/1/07 @ 63.21...........       1,424
   1,000    San Francisco State University
              Foundation, Auxiliary
              Organization, Student Housing
              Revenue, 5.20%, 7/1/19, Callable
              7/1/09 @ 101,
              ACA...............................         882
   1,180    San Joaquin Hills Toll Road, 0.00%,
              1/1/14, ETM.......................         537
   4,435    San Joaquin Hills Toll Road, 0.00%,
              1/1/16, ETM.......................       1,748
   2,825    San Jose, Multi-Family Housing
              Revenue, Helzer Courts Apartments,
              Series A, AMT, 6.20%, 6/1/19,
              Callable 12/1/09 @ 102............       2,604
   6,000    Statewide Communities Development
              Authority, Multi-Family Revenue,
              5.65%, 1/25/31....................       5,997
   3,400    Statewide Community Development
              Authority, Multi-Family Revenue,
              Cudahy Gardens, Series J, AMT,
              5.60%, 4/1/29, Callable 4/1/03 @
              102, LOC: Swiss Bank..............       3,280
   4,390    Statewide Community Development
              Authority, Multi-Family Revenue,
              Irvine Apartments, Series A-2,
              4.90%, 5/15/25....................       4,175
   2,000    Statewide Community Development
              Authority, Multi-Family Revenue,
              Irvine Apartments, Series A-3,
              5.10%, 5/15/25, Callable 7/1/08 @
              101...............................       1,893
                                                  ----------
                                                      33,987
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Colorado (12.2%):
 $ 5,250    Arapahoe County, Highway Revenue,
              Series C, 0.00%, 8/31/15, Callable
              8/31/05 @ 48.60...................  $    1,912
   4,920    Aurora, Industrial Development,
              McKesson Corp., Series A, 5.38%,
              12/1/11, Callable 12/1/02 @ 102...       4,860
   5,030    Aurora, Single Family Mortgage
              Revenue, Series A2, 0.00%, 9/1/15,
              Prerefunded 3/1/13 @ 75.20........       1,767
   1,965    Brush Creek Metropolitan District,
              GO, Refunding, 6.70%, 11/15/09,
              Callable 11/15/03 @ 101...........       2,051
   2,395    Denver City & County Special
              Facilities, Airport Revenue,
              6.00%, 1/1/13, Callable 1/1/09 @
              101...............................       2,454
   2,000    Denver City & County, Airport
              Revenue, AMT, 7.25%, 11/15/05,
              Callable 11/15/02 @ 102,..........       2,122
  17,435    Denver City & County, Mortgage
              Revenue, AMT, 0.00%, 8/1/29,
              Callable 8/1/07 @ 26.95,
              GNMA/FHLMC........................       2,643
   1,000    Denver City & County, Residential
              Revenue, Single Family, Series A,
              0.00%, 7/1/10, Callable 7/1/08
              @ 91.87...........................         532
   9,850    Denver City & County, Residential
              Revenue, Single Family, Series A,
              0.00%, 7/1/14, Callable 7/1/08
              @ 73.56...........................       3,995
   2,910    Denver City & County, Single Family
              Mortgage Revenue, Metro Mayors,
              AMT, 6.00%, 4/1/22, Callable
              4/1/08 @ 102.50,
              GNMA/FNMA/FHLMC...................       2,881
   1,210    Eagle's Nest Metropolitan District,
              GO, Refunding, 6.50%, 11/15/17,
              Callable 9/1/10 @ 100.............       1,226
   1,685    El Paso County School District, GO,
              6.00%, 9/15/13, Callable 12/1/02
              @ 100.............................       1,753
      86    El Paso County, Home Mortgage,
              Series C, 8.30%, 9/20/18, GNMA....          91
   1,145    El Paso County, Single Family
              Mortgage Revenue, 0.00%, 9/1/15,
              ETM...............................         449

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $ 8,625    El Paso County, Single Family
              Mortgage Revenue, Series A,
              AMT, 0.00%, 12/1/30, Callable
              6/1/08 @ 29.35, GNMA/FNMA/FHLMC...  $    1,227
   2,500    Englewood, Multi-Family Housing,
              Marks Apartment Revenue, 6.65%,
              12/1/26, Callable 12/1/06 @ 102...       2,547
   1,305    Englewood, Multi-Family Housing,
              Marks Apartment Revenue, Series B,
              6.00%, 12/15/18, Callable 12/15/03
              @ 100, LOC: Citibank..............       1,264
   2,000    Erie Water Enterprise, Revenue,
              5.25%, 12/1/13, Callable 12/1/08 @
              100, ACA..........................       1,897
   2,500    Health Facilities Authority,
              Revenue, Steamboat Springs, 5.75%,
              9/15/22, Callable 9/15/08 @ 101...       2,107
   3,025    Housing Finance Authority, Single
              Family Revenue, 7.65%, 12/1/25,
              Callable 6/1/05 @ 105.............       3,253
   2,385    Housing Finance Authority,
              Multi-Family Housing Revenue,
              AMT, 6.65%, 10/1/28, Callable
              4/1/05 @ 102......................       2,448
     135    Housing Finance Authority,
              Multi-Family Mortgage Revenue,
              AMT, 5.75%, 10/1/06, FHA..........         138
   1,235    Housing Finance Authority,
              Multi-Family Mortgage Revenue,
              Series A, 9.00%, 10/1/25, Callable
              10/1/00 @ 100, FHA................       1,200
   2,595    Housing Finance Authority,
              Multi-Family Mortgage Revenue,
              Series B, 6.00%, 10/1/25, FHA.....       2,097
   1,500    Housing Finance Authority,
              Multi-Family Mortgage Revenue,
              Series B2, AMT, 5.80%, 10/1/28,
              Callable 4/1/07 @ 101.50, FHA.....       1,405
   3,000    Housing Finance Authority,
              Multi-Family Mortgage Revenue,
              Series C3, 5.70%, 10/1/21, FHA....       2,832
   2,325    Housing Finance Authority, Series
              B-2, AMT, 7.00%, 5/1/26, Callable
              5/1/07 @ 105......................       2,453
   2,495    Housing Finance Authority, Series
              C-2, AMT, 6.88%, 11/1/28, Callable
              11/1/07 @ 105.....................       2,619

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $ 5,730    Housing Finance Authority, Single
              Family Housing Revenue, 6.13%,
              11/1/23, Callable 11/1/08 @ 105...  $    5,712
   4,315    Housing Finance Authority, Single
              Family Housing Revenue, AMT,
              6.35%, 11/1/29, Callable 11/1/08
              @ 105.............................       4,303
   2,615    Housing Finance Authority, Single
              Family Mortgage Revenue, 7.45%,
              11/1/27, Callable 5/1/06 @ 105....       2,849
  10,250    Housing Finance Authority, Single
              Family Mortgage Revenue, AMT,
              7.25%, 5/1/27, Callable 5/1/07
              @ 105.............................      10,929
     565    Housing Finance Authority, Single
              Family Mortgage Revenue, Series
              95C, 7.45%, 6/1/17, Callable
              6/1/05 @ 105......................         600
     430    Housing Finance Authority, Single
              Family Mortgage Revenue, Series A,
              0.00%, 9/1/14, FHA................          92
   2,365    Housing Finance Authority, Single
              Family Mortgage Revenue, Series
              A-3, 6.50%, 5/1/16, Callable
              5/1/08 @ 105......................       2,475
     190    Housing Finance Authority, Single
              Family Mortgage Revenue, Series
              A-3, AMT, 6.50%, 11/1/23, Callable
              5/1/02 @ 102......................         194
   3,500    Housing Finance Authority, Single
              Family Mortgage Revenue, Series
              C-1, AMT, 7.55%, 11/1/27, Callable
              11/1/06 @ 105.....................       3,782
  16,005    Housing Finance Authority, Single
              Family Mortgage Revenue, Series
              PG-C1, AMT, 0.00%, 11/1/29,
              Callable 5/1/08 @ 30.95...........       2,360
     455    Housing Finance Authority, Single
              Family Program, Series B, 6.13%,
              5/1/13, Callable 11/1/04 @ 103,
              FHA/VA............................         449
     400    Housing Finance Authority, Single
              Family Program, Series B, 7.50%,
              11/1/24, Callable 11/1/04 @ 105,
              FHA...............................         423

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $   235    Housing Finance Authority, Single
              Family Program, Series D-1, 6.60%,
              8/1/17, Callable 8/1/01 @ 102,
              FHA/VA............................  $      234
     255    Housing Finance Authority, Single
              Family Program, Series E, AMT,
              6.25%, 12/1/09, Callable 12/1/04
              @ 103.............................         256
     105    Housing Finance Authority, Single
              Family Program, Sub Series A,
              AMT, 6.50%, 12/1/02...............         106
   4,000    Housing Finance Authority, Single
              Family Revenue, 6.80%, 4/1/30,
              Callable 4/1/09 @ 105.............       4,196
   1,000    Housing Finance Authority, Single
              Family Revenue, Series C2, 5.15%,
              11/1/16, Callable 5/1/08 @ 102....         908
   1,000    Housing Finance Authority, Single
              Family Revenue, Series B2, AMT,
              6.40%, 11/1/24, Callable 5/1/08
              @ 105.............................       1,019
   5,325    Housing Finance Authority, Single
              Family Revenue, 6.55%, 10/1/16,
              Callable 4/1/09 @ 105.............       5,595
   5,500    Housing Finance Authority, Single
              Family Revenue, 6.75%, 10/1/21,
              Callable 10/1/09 @ 105............       5,837
     475    Jefferson County, Single Family
              Mortgage Revenue, Refunding,
              Series A, 8.88%, 10/1/13, Callable
              4/1/01 @ 103, MBIA................         494
   7,525    Meridian Metropolitan District, GO,
              7.50%, 12/1/11, Callable 12/1/01
              @ 101.............................       7,892
   1,500    Mesa County, Residential Revenue,
              Refunding, 0.00%, 12/1/11, ETM....         773
   1,845    Pueblo County School District #70,
              Pueblo Rural, 6.00%, 12/1/14,
              Callable 12/1/09 @ 100............       1,900
   2,410    Pueblo County School District #70,
              Pueblo Rural, GO, 6.00%, 12/1/15,
              Callable 12/1/09 @ 100............       2,463
   3,355    Pueblo County School District #70,
              Pueblo Rural, GO, 6.00%, 12/1/16,
              Callable 12/1/09 @ 100............       3,414
   3,560    Pueblo County School District #70,
              Pueblo Rural, GO, 6.00%, 12/1/17,
              Callable 12/1/09 @ 100............       3,609

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $   600    San Miguel County, Mountain Village
              Metropolitan District, GO, 7.95%,
              12/1/03, Callable 12/1/02 @ 101...  $      626
     835    San Miguel County, Mountain Village
              Metropolitan District, GO, 8.10%,
              12/1/11, Callable 12/1/02 @ 101...         901
   1,720    San Miguel County, Mountain Village
              Metropolitan District, GO, 8.10%,
              12/1/11, Prerefunded 12/1/02
              @ 101.............................       1,889
                                                  ----------
                                                     132,503
                                                  ----------
Connecticut (2.2%):
   4,350    Stamford, Housing Authority,
              Rippowam Project, 6.25%, 10/1/19,
              Callable 10/1/08 @ 103............       4,400
   9,200    Stamford, Housing Authority,
              Rippowam Project, 6.38%, 10/1/29,
              Callable 10/1/08 @ 103............       9,332
   2,495    State Housing Finance Authority,
              Single Family Revenue, 6.20%,
              5/15/14, Callable 5/15/03 @ 102...       2,554
   2,825    State Housing Finance Authority,
              Multi-Family Revenue, 6.13%,
              5/15/18, Callable 5/15/05 @ 102...       2,854
   5,000    State, GO, Series B, 5.75%, 11/1/12,
              Callable 11/1/09 @ 101............       5,180
                                                  ----------
                                                      24,320
                                                  ----------
Delaware (0.5%):
   5,490    Greystone Tax-Exempt Asset Trust,
              Series 98-1, Class A-3, 4.40%,
              11/2/04...........................       5,465
     455    New Castle County, Single Family
              Mortgage Revenue, 0.00%, 11/1/16,
              FGIC..............................          86
                                                  ----------
                                                       5,551
                                                  ----------
District of Columbia (3.4%):
  37,340    Housing, Revenue, 5.81%, 12/1/33....      37,175
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Florida (5.3%):
 $ 2,375    Clay County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, AMT, 5.20%, 10/1/19,
              Callable 4/1/08 @ 102,
              GNMA/FNMA.........................  $    2,134
   3,105    Clearwater, Water & Sewer Revenue,
              0.00%, 12/1/15, Callable 12/1/08
              @ 72.978, FGIC....................       1,211
   1,070    Collier County, Housing Finance
              Authority, Multi-Family Housing
              Revenue, Whistlers Green, Series
              A, AMT, 5.35%, 12/1/19, Callable
              12/1/09 @ 102.....................         960
   4,255    Duval County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, Series C, 7.35%, 7/1/24,
              Callable 1/1/01 @ 103, FGIC.......       4,402
   5,000    Escambia County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, AMT, 4.65%, 10/1/31,
              Callable 4/1/08 @ 102,
              FNMA/GNMA.........................       4,831
     285    Housing Finance Authority, Home
              Ownership Revenue, 7.50%, 9/1/14,
              Callable 9/1/00 @ 102, GNMA.......         294
   1,205    Housing Finance Corp., Single Family
              Revenue, AMT, 5.35%, 1/1/21,
              Callable 6/1/07 @ 101.50..........       1,082
   1,780    Lee County, Housing Finance
              Authority, Series A, AMT, 6.85%,
              3/1/29, Callable 9/1/07 @ 105,
              FNMA/GNMA/FHLMC...................       1,889
   2,680    Lee County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, 7.20%, 3/1/27, Callable
              3/1/07 @ 105, GNMA/FNMA/FHLMC.....       2,858
     955    Lee County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, AMT, 6.40%, 3/1/29,
              Callable
              3/1/08 @ 105, GNMA/FNMA/FHLMC.....         984
     970    Lee County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, AMT, 6.30%, 3/1/29,
              Callable
              3/1/08 @ 102, GNMA/FNMA/FHLMC.....       1,000

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Florida, continued:
 $ 2,850    Lee County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, AMT, 5.05%, 3/1/28,
              Callable
              3/1/08 @ 102, GNMA/FNMA/FHLMC.....  $    2,702
     595    Leon County, Housing Finance
              Authority, Multi-County Program,
              Series B, AMT, 7.30%, 1/1/28,
              GNMA/FHLMC........................         640
   1,445    Manatee County Housing Finance,
              Single Family Revenue, AMT, 6.25%,
              11/1/28, Callable 11/1/09 @ 105...       1,429
     970    Manatee County, Housing Finance
              Authority, Mortgage Revenue, AMT,
              8.38%, 5/1/25, GNMA/FHLMC.........       1,029
   2,250    Manatee County, Housing Finance
              Authority, Mortgage Revenue, AMT,
              7.20%, 5/1/28, Callable 5/1/07 @
              105, GNMA/FNMA/FHLMC..............       2,401
   1,350    Manatee County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, Sub Series 1, AMT, 6.30%,
              11/1/28, Callable 3/20/09 @ 103,
              GNMA..............................       1,378
   2,000    Miami Beach, Health Facilities
              Revenue, 5.25%, 8/1/13, Callable
              8/1/08 @ 100, ACA.................       1,814
   2,425    Miami-Dade County Housing Finance
              Authority, Single Family Revenue,
              AMT, 5.90%, 6/1/25, Callable
              6/1/08 @ 103, FHLMC...............       2,397
   4,850    Miami-Dade County Housing,
              Multi-Family Revenue, 5.80%,
              10/1/12...........................       4,869
   1,315    Orange County, Housing Finance
              Authority, Multi-Family Revenue,
              Series G, AMT, 5.40%, 9/1/19,
              Callable 3/1/09 @ 102.............       1,184
   1,020    Orange County, Housing Finance
              Authority, Multi-Family Revenue,
              Series G, AMT, 5.45%, 9/1/24,
              Callable 3/1/09 @ 102.............         907
     370    Orange County, Housing Finance
              Authority, Mortgage Revenue,
              Series A, AMT, 7.25%, 9/1/19,
              Callable 3/1/01 @ 103, FHA/VA.....         380

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Florida, continued:
 $   800    Orange County, Housing Finance
              Authority, Mortgage Revenue,
              Series A, AMT, 7.38%, 9/1/24,
              Callable 3/1/01 @ 103, FHA/VA.....  $      828
  10,000    Palm Beach County, Housing Finance
              Authority, Single Family Revenue,
              0.00%, 4/1/31, Callable 4/1/09
              @ 25.01...........................       1,303
   1,000    Palm Beach County, Housing Finance
              Authority Revenue, Windsor Park,
              Series A, AMT, 5.80%, 12/1/28,
              Callable 6/1/08 @ 102.............         926
     470    Palm Beach County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, Series A, AMT, 6.38%,
              10/1/06, Callable 10/1/04 @ 102,
              GNMA/FNMA.........................         472
      65    Pinellas County, Housing Finance
              Authority, Multi-Family Housing
              Revenue, Series A, AMT, 5.20%,
              1/1/32, Callable 7/1/09 @ 102,
              FNMA..............................          59
     310    Pinellas County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, Multi-County, Series A,
              AMT, 6.35%, 2/1/17, Callable
              2/1/05 @ 102, GNMA/FNMA...........         309
   2,160    Pinellas County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, Series 95-A, AMT, 6.25%,
              8/1/12, Callable 2/1/05 @ 102,
              GNMA/FNMA.........................       2,187
   1,505    Polk County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, Series A, AMT, 7.88%,
              9/1/22, Callable 3/1/00 @ 103,
              GNMA..............................       1,551
   1,320    Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/08, ACA.......         842
   1,625    Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/09, ACA.......         978
   1,535    Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/12, ACA.......         762
   1,635    Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/14, ACA.......         705

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Florida, continued:
 $ 2,255    Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/16, ACA.......  $      844
   4,265    State Board of Education Capital
              Outlay, GO, 5.00%, 6/1/12,
              Callable 6/1/00
              @ 100.............................       4,095
                                                  ----------
                                                      58,636
                                                  ----------
Georgia (1.1%):
   2,120    Atlanta, Urban Residential Finance
              Authority, Multi-Family Revenue,
              Series A-1, AMT, 5.55%, 11/20/37,
              Callable 5/20/08 @ 102, GNMA......       1,894
   5,000    De Kalb County, Housing Authority,
              Multi-Family Housing Revenue, AMT,
              7.05%, 1/1/39, Callable 1/1/08 @
              104, FHA..........................       5,300
     785    De Kalb County, Housing Authority,
              Revenue, 6.40%, 5/1/05, Callable
              5/1/04 @ 100......................         792
     235    De Kalb County, Housing Authority,
              Single Family Housing Revenue,
              AMT, 7.65%, 6/1/18, Callable
              6/1/04 @ 100, GNMA................         241
   1,765    Fulton County, Housing Authority,
              Multi-Family Housing Revenue,
              Series A, AMT, 6.30%, 7/1/16,
              Callable 7/1/06 @ 102.............       1,885
   2,055    Gwinnett County, Housing Authority,
              Multi-Family Housing Revenue,
              AMT, 5.13%, 11/1/14, Callable
              5/1/09 @ 102, MBIA................       1,884
                                                  ----------
                                                      11,996
                                                  ----------
Hawaii (0.2%):
   3,000    State Housing Finance & Development
              Corp., Single Family Revenue,
              GO, 5.35%, 7/1/20, Callable 7/1/08
              @ 101.50..........................       2,703
                                                  ----------
Idaho (0.6%):
     985    Housing & Financial Assistance,
              Single Family Mortgage Revenue,
              Series 97E-2, AMT, 5.95%, 7/1/14,
              Callable 1/1/07 @ 101.50..........         981
   1,210    Housing & Financial Assistance,
              Single Family Mortgage Revenue,
              Series D, AMT, 6.45%, 7/1/14,
              Callable
              1/1/06 @ 102, FHA.................       1,235

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Idaho, continued:
 $ 1,825    Housing & Financial Assistance,
              Single Family Mortgage Revenue,
              Series H, AMT, 6.05%, 7/1/14,
              Callable
              1/1/07 @ 102, FHA/VA..............  $    1,821
     125    Housing Agency, Single Family
              Mortgage Revenue, AMT, 6.30%,
              7/1/24, Callable 1/1/03 @ 102.....         123
   1,500    Student Loan Fund Marketing
              Association, Inc., Student Loan
              Revenue, Series C, AMT, 5.00%,
              10/1/01, GSL......................       1,487
   1,250    Student Loan Fund Marketing
              Association, Inc., Student Loan
              Revenue, Series C, AMT, 5.15%,
              4/1/03, GSL.......................       1,226
                                                  ----------
                                                       6,873
                                                  ----------
Illinois (3.8%):
   5,890    Addison, Alton Electric Public
              Improvements Revenue, Sub Series
              1, 0.00%, 7/1/11, Callable 7/1/04
              @ 62.04...........................       2,822
  12,410    Aurora, Fox Valley Apartments,
              5.30%, 11/1/27, Callable 11/1/05 @
              101...............................      12,246
     145    Aurora, Single Family Mortgage
              Revenue Refunding, Series B, AMT,
              8.05%, 9/1/25, GNMA/FHLMC.........         152
   1,025    Bolingbrook, Mortgage Revenue,
              Capital Appreciation, Sub Series
              1, 0.00%, 1/1/11, Callable 1/1/02
              @ 53.10...........................         463
   4,545    Chicago Metropolitan Housing
              Development Corp., Multi-Family
              Housing Revenue, 6.70%, 7/1/12,
              Callable 7/1/02 @ 102.............       4,745
   2,330    Chicago, Multi-Family Housing
              Revenue, AMT, 5.60%, 1/1/24,
              Callable 1/1/16 @ 100, GNMA.......       2,132
     705    Chicago, Residential Mortgage
              Revenue, 0.00%, 10/1/09, MBIA.....         362
     915    Chicago, Single Family Mortgage
              Revenue, AMT, 7.63%, 9/1/27,
              Callable 6/15/06 @ 105,
              GNMA/FNMA/FHLMC...................       1,002
   2,320    Chicago, Single Family Mortgage
              Revenue, AMT, 6.95%, 9/1/28,
              Callable 9/1/07 @ 105,
              GNMA/FNMA/FHLMC...................       2,413

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Illinois, continued:
 $ 1,955    Chicago, Single Family Mortgage
              Revenue, Series 97-A, AMT, 7.25%,
              9/1/28, Callable 9/1/07 @ 105,
              GNMA/FNMA/FHLMC...................  $    2,102
   3,200    Chicago, Single Family Mortgage
              Revenue, Series A, AMT, 7.00%,
              9/1/27, Callable 3/1/06 @ 105,
              GNMA/FNMA/FHLMC...................       3,364
   1,195    Clay County, Hospital Revenue,
              5.70%, 12/1/18, Callable 12/1/08 @
              102...............................         999
   1,070    Clay County, Hospital Revenue,
              5.90%, 12/1/28, Callable 12/1/08 @
              102...............................         885
   2,265    Cook County, High School District
              #200, Oak Park, GO, 0.00%,
              12/1/12, Callable 12/1/11 @ 97.61,
              FSA...............................       1,080
     435    Danville, Single Family Mortgage
              Revenue Refunding, 7.30%, 11/1/10,
              Callable 11/1/03 @ 102............         446
   1,570    Freeport, Single Family Mortgage
              Revenue, 0.00%, 8/1/10, Callable
              10/1/01 @ 48.96...................         670
   2,000    Health Facilities Authority,
              Revenue, Victory Health Services,
              Series A, 5.38%, 8/15/16, Callable
              8/15/07
              @ 101.............................       1,739
     325    Housing Development Authority,
              Residential Mortgage Revenue,
              Series A, AMT, 7.35%, 8/1/10,
              Callable 8/1/01 @ 102.............         332
   4,685    Moline, Mortgage Revenue, Capital
              Appreciation, Sub Series 1, 0.00%,
              5/1/11, Callable 5/1/02 @ 54.02...       2,034
     555    Quincy, Single Family Mortgage
              Revenue Refunding, 6.88%, 3/1/10,
              Callable 3/1/04 @ 102.............         568
     245    Rock Island, Residential Mortgage
              Revenue Refunding, 7.70%, 9/1/08,
              Callable 9/1/02 @ 102.............         253
   2,225    Winnebago County, School District
              #122, 0.00%, 1/1/12, FSA..........       1,123
                                                  ----------
                                                      41,932
                                                  ----------
Indiana (1.5%):
   1,000    South Bend Parking Revenue, 6.20%,
              1/1/08, Callable 1/1/00 @ 101.....       1,029
   3,820    State Housing Finance Authority,
              Single Family Revenue, 5.15%,
              7/1/17, Callable 1/1/08 @ 101.5...       3,434

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Indiana, continued:
 $ 3,500    State Housing Finance Authority,
              Single Family Mortgage Revenue,
              Series A-2, AMT, 6.45%, 7/1/14,
              Callable 7/1/05 @ 102, FHA/VA.....  $    3,562
     360    State Housing Finance Authority,
              Single Family Mortgage Revenue,
              Series B-2, AMT, 7.80%, 1/1/22,
              Callable 7/1/00 @ 102, GNMA.......         370
   3,130    State Toll Finance Authority, Toll
              Road Revenue, 6.00%, 7/1/15.......       3,133
   5,000    Transportation Highway Finance
              Authority, Revenue, 5.75%,
              6/1/12............................       5,145
                                                  ----------
                                                      16,673
                                                  ----------
Iowa (0.5%):
     375    Davenport, Home Ownership Mortgage
              Revenue Refunding, 7.90%, 3/1/10,
              Callable 9/1/04 @ 102.............         385
     670    Finance Authority, Multi-Family
              Mortgage Revenue, AMT, 7.15%,
              12/1/09, FHA......................         693
   5,480    Finance Authority, Single Family
              Mortgage Revenue, 0.00%, 9/1/16,
              AMBAC.............................         869
     335    Finance Authority, Single Family
              Mortgage Revenue, AMT, 7.90%,
              11/1/22, GNMA.....................         342
   2,215    Finance Authority, Single Family
              Mortgage Revenue, Mortgage Backed
              Securities Program, Series C,
              6.40%, 7/1/19, Callable 1/1/05 @
              102, GNMA/FNMA....................       2,246
     815    Salix, PCR, Gas & Electric Project,
              5.75%, 6/1/03, Callable 12/1/00
              @ 100.............................         819
                                                  ----------
                                                       5,354
                                                  ----------
Kansas (1.9%):
     475    Ford County, Single Family Mortgage
              Revenue, 7.90%, 8/1/10, Callable
              8/1/02 @ 103, FHA/VA..............         495
   1,220    Johnson County, Single Family
              Mortgage Revenue, 7.10%, 5/1/12,
              Callable 5/1/04 @ 103.............       1,268
     260    Labette County, Single Family
              Mortgage Revenue, Series A, 8.40%,
              12/1/11, Callable 6/1/03 @ 103....         268

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Kansas, continued:
 $   135    Olathe & Labette County, Single
              Family Mortgage Revenue, Series
              A-I, AMT, 8.10%, 8/1/23, Callable
              2/1/05 @ 105, GNMA................  $      146
   2,505    Olathe County, Multi-Family Housing
              Project, Series A, 5.75%, 7/1/12,
              Callable 7/1/07 @ 101.............       2,461
   1,005    Olathe County, Multi-Family Housing,
              Project B, AMT, 5.80%, 7/1/12,
              Callable 7/1/07 @ 101.............         983
   2,400    Reno & Labette County, Single Family
              Mortgage Revenue, Series A, ETM,
              0.00%, 12/1/15, FGIC..............         932
     285    Reno County, Single Family Mortgage
              Revenue, Series B, 8.70%, 9/1/11,
              Callable 9/1/01 @ 103.............         300
     260    Sedgwick & Shawnee County, Single
              Family Mortgage Revenue, Series B,
              8.05%, 5/1/14, GNMA...............         272
     195    Sedgwick & Shawnee County, Single
              Family Mortgage Revenue, Series
              B-2, 7.80%, 5/1/14, Callable
              11/1/04 @ 103, GNMA...............         206
     340    Sedgwick & Shawnee County, Single
              Family Mortgage Revenue, Series
              C-2, 7.80%, 11/1/24, Callable
              11/1/04 @ 105, GNMA...............         364
   5,820    Sedgwick & Shawnee County, Single
              Family Revenue, Series Prog-A1,
              AMT, 5.50%, 12/1/22, Callable
              6/1/08 @ 105, GNMA................       5,975
  23,380    Sedgwick & Shawnee County, Single
              Family Revenue, Series Prog-A1,
              AMT, 0.00%, 12/1/29, Callable
              6/1/08 @ 31.41, GNMA..............       3,634
   1,315    Sedgwick County, Mortgage Loan
              Revenue, Series B, AMT, 7.80%,
              6/1/22, Callable 6/1/00 @ 103,
              AMBAC.............................       1,356
   1,155    Shawnee County, Single Family
              Mortgage Revenue, 0.00%, 10/1/16,
              Callable 10/1/00 @ 20.03, MBIA....         210

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Kansas, continued:
 $ 1,240    State Development Finance Authority,
              Multi-Family Revenue, 6.50%,
              6/20/34, Callable 6/20/09 @ 104...  $    1,224
     520    Wichita, Single Family Mortgage
              Revenue, Series A, 7.10%, 9/1/09,
              Callable 3/1/03 @ 103.............         530
                                                  ----------
                                                      20,624
                                                  ----------
Kentucky (0.4%):
     215    Housing Corp., Revenue, Series D,
              AMT, 6.13%, 7/1/22, Callable
              7/1/04 @ 102, FHA/VA..............         209
   1,000    Infrastructure Authority, Revenue,
              5.75%, 8/1/18, Callable 8/1/03
              @ 102.............................         968
   2,500    Louisville and Jefferson County
              Metropolitan Sewer and Drain
              System, Revenue, 5.00%, 5/15/19,
              Callable 5/15/08 @ 101............       2,187
   1,275    Meade County, PCR, Olin Corp.
              Project, 6.00%, 7/1/07............       1,275
                                                  ----------
                                                       4,639
                                                  ----------
Louisiana (4.5%):
     900    Calcasieu Parish, Single Family
              Mortgage Revenue, Series 92 B,
              0.00%, 5/1/13, Callable 11/1/02
              @ 48.73...........................         352
   1,135    Greater Louisiana Baton Rouge
              Parking Authority, Sales & Use
              Tax, 6.38%, 7/1/03, Callable
              7/1/00 @ 100......................       1,136
   2,000    Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              B-2,
              AMT, 6.20%, 12/1/29, Callable
              12/1/07 @ 101, FNMA/GNMA/FHLMC....       2,081
   1,895    Housing Finance Agency, Single
              Family Mortgage Revenue, 6.65%,
              6/1/15, Callable 12/1/07 @ 104,
              GNMA/FNMA.........................       1,968
     515    Housing Finance Agency, Single
              Family Mortgage Revenue, AMT,
              7.80%, 12/1/26, Callable 6/1/05 @
              105, AMBAC........................         555
   2,145    Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              B-2,
              AMT, 6.75%, 12/1/28, Callable
              6/1/07 @ 102, GNMA/FNMA...........       2,244

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $   205    Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              D-2,
              AMT, 8.00%, 6/1/27, Callable
              12/1/06 @ 102, GNMA/FNMA..........  $      216
     555    Iberia Home Mortgage Authority,
              Single Family Mortgage Revenue
              Refunding, 7.38%, 1/1/11, Callable
              7/1/03 @ 103......................         578
   2,000    Lake Charles Harbor & Term,
              Distribution Revenue, 5.50%,
              5/1/06, Callable 12/15/02 @ 102...       1,998
   5,000    New Orleans, GO, 0.00%, 9/1/14,
              AMBAC.............................       2,128
   2,000    New Orleans, GO, 5.50%, 12/1/18,
              FGIC..............................       1,915
  10,500    Public Facilities Authority,
              Multi-Family Housing Revenue,
              8.00%, 11/1/05, Callable 11/1/00 @
              100...............................      10,496
   3,890    Public Facilities Authority,
              Multi-Family Revenue, 7.75%,
              11/1/16, Callable 11/1/01 @ 102...       4,067
      37    Public Facilities Authority, Single
              Family Mortgage Revenue, 7.50%,
              10/1/15, Callable 6/1/02 @ 103....          38
     753    Public Facilities Authority, Single
              Family Mortgage Revenue, Series C,
              8.45%, 12/1/12, Callable 10/1/01
              @ 103, FHA/VA.....................         777
   3,695    Shreveport, GO, 6.00%, 5/1/09.......       3,917
   4,200    Shreveport, GO, 5.25%, 5/1/10,
              Callable 5/1/09 @ 100.............       4,194
   4,335    Shreveport, GO, 5.25%, 5/1/11,
              Callable 5/1/09 @ 100.............       4,289
   5,975    St. Tammany Public Trust Financing
              Authority, Revenue, Christwood
              Project, 5.70%, 11/15/18, Callable
              11/15/08 @ 102....................       4,999
   2,005    State Water And Sewer, Revenue,
              Series A, 5.25%, 12/1/12, Callable
              12/1/04 @ 102.....................       1,954
                                                  ----------
                                                      49,902
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Maine (0.9%):
 $   810    State Housing Authority, Housing
              Finance Revenue, Series I,
              AMT, 0.00%, 11/1/10, Callable
              11/1/06 @ 80.21...................  $      441
     535    State Housing Authority, Housing
              Finance Revenue, Series I, AMT,
              0.00%, 11/1/11, Callable 11/1/06
              @ 75.35...........................         272
   1,505    State Housing Authority, Mortgage
              Revenue, Series C, AMT, 6.10%,
              11/15/16, Callable 11/15/06 @
              102...............................       1,491
   5,000    State Housing Authority, Mortgage
              Revenue, Series D2, AMT, 5.80%,
              11/15/16, Callable 9/1/07
              @ 101.50..........................       4,873
   3,000    State Housing Authority, Single
              Family Revenue, 5.65%, 11/15/20,
              Callable 2/1/04 @ 102.............       2,815
                                                  ----------
                                                       9,892
                                                  ----------
Maryland (0.3%):
   1,140    Baltimore County, Mortgage Revenue,
              Series A, 0.00%, 9/1/24, Callable
              9/1/07 @ 40.55, FHA...............         250
   1,240    Community Development, Multi-Family
              Housing Revenue, Series E, AMT,
              6.85%, 5/15/25, Callable 5/15/04
              @ 102, GNMA/FHA...................       1,288
   7,845    Prince Georges County Housing
              Authority, Revenue, Foxglenn
              Apartments, Series A, AMT, 0.00%,
              5/20/22, Callable 5/20/00 @ 28.73,
              GNMA..............................       2,216
                                                  ----------
                                                       3,754
                                                  ----------
Massachusetts (1.4%):
   2,185    Dartmouth, Housing Development
              Corp., Crossroads Apartments,
              Series A, 5.45%, 7/1/24, Callable
              7/1/03 @ 100, MBIA................       1,998
   1,685    State Housing Finance Agency, Single
              Family Revenue, 5.38%, 6/1/17,
              Callable 6/1/07 @ 101.............       1,580
   4,250    State Housing Finance Agency,
              Multi-Family Revenue, AMT, 5.40%,
              6/1/20, Callable 6/1/08 @ 101.....       3,822

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Massachusetts, continued:
 $ 3,550    State Housing Finance Agency,
              Housing Projects, Multi-Family
              Revenue, 6.38%, 4/1/21, Callable
              4/1/03
              @ 102.............................  $    3,590
   1,000    State Housing Finance Agency, Single
              Family Mortgage Revenue, AMT,
              7.13%, 6/1/25, Callable 6/1/02
              @ 102.............................       1,029
   1,590    State Industrial Finance Agency,
              Revenue, University Commons,
              6.55%, 8/1/18, Callable 2/1/08
              @ 105, FHA........................       1,643
   2,000    State Industrial Pollution Control,
              5.88%, 8/1/08, Callable 8/1/03 @
              102...............................       1,941
                                                  ----------
                                                      15,603
                                                  ----------
Michigan (1.5%):
   6,000    Detroit Development, Series A,
              5.38%, 5/1/18, Callable 5/1/07 @
              101.50............................       5,465
   1,000    State Building, Series I, 5.10%,
              10/1/07, Callable 10/1/03 @ 102,
              AMBAC.............................       1,002
   1,080    State Housing Development Authority,
              Home Improvement Revenue, Series
              B, AMT, 7.65%, 12/1/12, Callable
              12/1/01 @ 100, FHA/VA.............       1,104
   8,365    State Housing Development Authority,
              Single Family Revenue, AMT, 6.30%,
              6/1/27, Callable 12/1/05 @ 102....       8,436
                                                  ----------
                                                      16,007
                                                  ----------
Minnesota (1.3%):
   1,200    Maplewood, Multi-Family Revenue,
              6.50%, 9/1/24, Callable 9/1/04 @
              102, FHA..........................       1,260
   1,625    Minneapolis Community Development
              Agency, Multi-Family Revenue,
              6.10%, 9/1/19, Callable 9/1/09 @
              102...............................       1,576
   2,950    Minneapolis, Mortgage Revenue,
              0.00%, 10/1/12, Callable 10/1/05 @
              100...............................       1,273
   8,190    Scott County Housing and
              Redevelopment Authority, 6.20%,
              1/20/41, Callable 1/20/10 @ 105,
              GNMA..............................       8,202
   1,605    Washington County Housing, and
              Redevelopment Authority,
              Governmental Revenue, 5.55%,
              8/20/28, Callable 8/20/09 @ 100...       1,468
                                                  ----------
                                                      13,779
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Mississippi (0.9%):
 $ 1,000    Higher Education Assistance Corp.,
              Student Loan Revenue, AMT, 6.60%,
              1/1/05, Callable 7/1/02 @ 102,
              GSL...............................  $    1,044
   1,440    Higher Education Assistance Corp.,
              Student Loan Revenue, Series 92-C,
              AMT, 6.50%, 7/1/04, Callable
              7/1/02 @ 102, GSL.................       1,514
     600    Higher Education Assistance Corp.,
              Student Loan Revenue, Series C,
              AMT, 6.05%, 9/1/07, Callable
              9/1/02 @ 102, GSL.................         603
     635    Home Corp., Single Family Mortgage
              Revenue, AMT, 7.10%, 12/1/10,
              Callable 12/1/04 @ 103, GNMA......         626
   1,570    Home Corp., Single Family Mortgage
              Revenue, Series B, AMT, 7.90%,
              3/1/25, Callable 3/1/05 @ 106,
              GNMA..............................       1,681
   1,985    Home Corp., Single Family Mortgage
              Revenue, Series F, AMT, 7.55%,
              12/1/27, Callable 12/1/06 @ 105,
              FNMA/GNMA.........................       2,156
   1,760    Hospital Equipment and Facilities,
              Authority Revenue, 5.40%,
              1/1/07............................       1,704
     820    Housing Finance Corp., Single Family
              Mortgage Revenue, AMT, 8.25%,
              10/15/18, FGIC....................         837
                                                  ----------
                                                      10,165
                                                  ----------
Missouri (1.8%):
     585    Grandview, IDA, Multi-Family Housing
              Revenue, 9.25%, 5/15/08, Callable
              5/15/04 @ 103.....................         564
   1,000    Jefferson City, School District,
              Series A, 6.70%, 3/1/11...........       1,124
   1,750    Kansas City, IDA, Multi-Family
              Housing Revenue, AMT, 6.25%,
              4/1/30, Callable 4/1/08 @ 102.....       1,619
   5,000    St. Charles County, IDA,
              Multi-Family Housing Revenue,
              5.00%, 2/1/29, Callable 2/1/07 @
              101...............................       4,734
     975    State Housing Development, Common
              Mortgage Revenue, Single Family,
              AMT, 7.38%, 8/1/23, Callable
              2/1/01 @ 102, GNMA................       1,001

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Missouri, continued:
 $ 3,095    State Housing Development, Common
              Mortgage Revenue, Single Family,
              AMT, 7.25%, 9/1/26, Callable
              3/1/06 @ 105, GNMA................  $    3,296
   1,530    State Housing Development, Common
              Mortgage Revenue, Single Family,
              Series A, AMT, 7.20%, 9/1/26,
              Callable 9/1/06 @ 105,
              GNMA/ FNMA........................       1,607
   1,675    State Housing Development, Common
              Mortgage Revenue, Single Family,
              Series D, AMT, 7.10%, 9/1/27,
              Callable 1/1/07 @ 102,
              GNMA/FNMA.........................       1,745
   1,315    State Housing Development, Community
              Mortgage Single Family Revenue,
              Series D-2, AMT, 6.30%, 3/1/29,
              Callable 9/1/08 @ 105,
              FNMA/GNMA.........................       1,316
   1,050    State Housing Development, Single
              Family Mortgage Revenue, Series
              B-2, AMT, 6.40%, 3/1/29, Callable
              3/1/08 @ 105, GNMA/FNMA...........       1,057
   2,000    University City, Multi-Family
              Revenue, 7.38%, 3/1/21............       2,161
                                                  ----------
                                                      20,224
                                                  ----------
Montana (1.7%):
   1,515    Greenwood Plaza Housing, Inc.,
              10.43%, 1/1/22, Callable 1/1/00 @
              101.50, FHA.......................       1,550
   5,000    Montana State University, Revenue,
              5.75%, 5/15/17, Callable 5/15/10
              @ 102.............................       4,970
   5,000    Montana State University, Revenue,
              5.75%, 5/15/18, Callable 5/15/10
              @ 102.............................       4,935
   4,755    State Board Housing, Single Family
              Revenue, AMT, 4.63%, 6/1/31,
              Callable 6/1/08 @ 101.............       4,668

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Montana, continued:
 $ 2,335    State Board Housing, Single-Family
              Revenue, AMT, 5.65%, 12/1/20,
              Callable 6/1/09 @ 100.............  $    2,173
     500    State Higher Education Student
              Assistance Revenue, AMT, 5.50%,
              12/1/31, Callable 12/1/08 @ 101...         449
                                                  ----------
                                                      18,745
                                                  ----------
Nebraska (0.7%):
     170    Finance Authority, Single Family
              Mortgage Revenue, AMT, 6.35%,
              3/15/06, Callable 9/15/02 @ 102,
              GNMA..............................         172
   5,055    Investment Finance Authority, Single
              Family Revenue, 4.90%, 9/1/27,
              Callable 9/1/07 @ 101.5...........       4,945
   3,000    Lancaster County, 5.90%, 11/1/07....       2,993
                                                  ----------
                                                       8,110
                                                  ----------
Nevada (1.6%):
   2,000    Housing Division, Single Family
              Revenue, Series A-2, AMT, 5.20%,
              10/1/18, FHA......................       1,786
   1,825    Housing Division, Issue C, AMT,
              6.35%, 10/1/13, Callable 4/1/05 @
              102, FHA/VA.......................       1,847
   1,380    Housing Division, Single Family
              Mortgage Revenue, Series C, AMT,
              6.60%, 4/1/14, Callable 4/1/06 @
              102, FHA/VA.......................       1,394
     430    Housing Division, Single Family
              Program, Series B-1, 6.20%,
              10/1/15, Callable 4/1/04 @ 102....         432
     615    Housing Division, Single Family
              Program, Series B-2, AMT, 7.90%,
              10/1/21, Callable 4/1/00 @ 102,
              FHA/VA............................         627
     700    Housing Finance Authority, Single
              Family Mortgage Revenue, Series
              Sub B-1, AMT, 6.00%, 4/1/10,
              Callable 4/1/07 @ 102.............         694
  10,000    Washoe County, Water Facilities
              Revenue, Sierra Pacific Power,
              AMT, 6.65%, 6/1/17, Callable
              12/1/02 @ 102, MBIA...............      10,391
                                                  ----------
                                                      17,171
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
New Hampshire (0.6%):
 $ 7,000    Higher Educational & Health
              Facilities, 6.13%, 10/1/13,
              Callable 10/1/03
              @ 102.............................  $    6,665
                                                  ----------
New Mexico (2.8%):
   1,000    Educational Assistance Foundation,
              Student Loan Program, AMT, 6.20%,
              11/1/08, Callable 11/1/06 @ 102,
              GSL...............................       1,044
     600    Educational Assistance Foundation,
              Student Loan Program, AMT, 6.30%,
              11/1/09, Callable 11/1/06 @ 102,
              GSL...............................         622
     360    Hobbs, Single Family Mortgage
              Revenue Refunding, 8.75%, 7/1/11,
              Callable 7/1/02 @ 103.............         387
     125    Las Cruces, Housing Development
              Corp., Multi-Family Mortgage
              Revenue, 9.00%, 10/1/03...........         126
   1,140    Las Cruces, Housing Development
              Corp., Multi-Family Mortgage
              Revenue, 6.40%, 10/1/19, Callable
              4/1/02 @ 102......................       1,158
   2,000    Mortgage Finance Authority, Single
              Family Revenue, AMT, 6.80%,
              3/1/31, Callable 9/1/09 @ 102.....       2,141
   2,500    Mortgage Finance Authority, Single
              Family Revenue, AMT, 6.80%,
              3/1/31, Callable 9/1/09 @ 102.5...       2,657
   1,185    Mortgage Finance Authority, Single
              Family Mortgage Refunding, Series
              A-2, 6.90%, 7/1/24, Callable
              7/1/02 @ 102......................       1,211
   1,000    Mortgage Finance Authority, Single
              Family Mortgage Revenue, 5.05%,
              9/1/17, Callable 9/1/08 @ 102,
              FNMA/GNMA.........................         886
   2,775    Mortgage Finance Authority, Single
              Family Mortgage Revenue, Series
              A-2, AMT, 6.00%, 1/1/29, Callable
              1/1/08 @ 102, FNMA/GNMA/FHLMC.....       2,876
   1,375    Mortgage Finance Authority, Single
              Family Mortgage Revenue, Series
              A-2, AMT, 4.60%, 9/1/29, Callable
              9/1/08 @ 102, FNMA/GNMA...........       1,334

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
New Mexico, continued:
 $ 2,000    Mortgage Finance Authority, Single
              Family Mortgage Revenue, Series
              A-3, 5.10%, 9/1/28, Callable
              9/1/08 @ 102, FNMA/GNMA...........  $    1,711
   4,220    Mortgage Finance Authority, Single
              Family Mortgage Revenue, Series
              B-2, AMT, 6.25%, 3/1/30, Callable
              9/1/08 @ 102.50,
              FNMA/GNMA/FHLMC...................       4,423
     995    Mortgage Finance Authority, Single
              Family Mortgage Revenue, Series
              G-3, 5.20%, 7/1/17, Callable
              7/1/07 @ 102, FNMA/GNMA/FHLMC.....         906
   2,000    Mortgage Finance Authority, Single
              Family Mortgage, GO, Series B-3,
              5.15%, 9/1/28, Callable 9/1/08 @
              101, FNMA/GNMA/FHLMC..............       1,751
   1,000    Mortgage Finance Authority, Single
              Family Revenue, AMT, 6.05%,
              7/1/16, Callable 7/1/07 @ 102,
              FNMA/GNMA/FHLMC...................         991
     530    Mortgage Finance Authority, Single
              Family Revenue, Series 95, AMT,
              6.45%, 7/1/25, Callable 1/1/06 @
              102, GNMA.........................         545
   2,535    Sandoval County, Multi-Family
              Revenue, AMT, 5.20%, 11/1/19,
              Callable 5/1/09 @ 100, FSA........       2,272
   2,105    Santa Fe Civic Housing Authority,
              Inc., Multi-Family Revenue, AMT,
              5.35%, 8/1/19, Callable 8/1/08 @
              100, FSA..........................       1,924
   1,805    Santa Fe Civic Housing Authority,
              Inc., Multi-Family Revenue, AMT,
              5.45%, 8/1/24, Callable 8/1/08 @
              100, FSA..........................       1,644
                                                  ----------
                                                      30,609
                                                  ----------
New York (0.5%):
   2,155    New York City Housing Development
              Corp., Multi-Family Revenue,
              5.50%, 11/1/19, Callable 11/1/06 @
              101...............................       2,017
   3,000    New York, GO, Series A, 5.25%,
              8/1/10, Callable 8/1/07 @ 101.....       2,942
                                                  ----------
                                                       4,959
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
North Carolina (0.9%):
 $ 5,090    Charlotte, 5.25%, 2/1/14, Callable
              2/1/08 @ 102......................  $    4,940
   2,155    Eastern Municipal Power Agency,
              Revenue, Series A, 6.00%, 1/1/26,
              Callable 1/1/00 @ 100.............       1,936
   1,750    Haywood County, Industrial
              Facilities &
              Pollution, AMT, 6.25%, 9/1/25,
              Callable 9/1/05 @ 102.............       1,646
   1,250    Housing Finance Agency, Single
              Family Revenue, AMT, 5.60%,
              9/1/19, Callable 9/1/07 @ 101.5...       1,182
     295    Municipal Power Agency #1, Catawba
              Electric Revenue, 6.00%, 1/1/20,
              Callable 1/1/00 @ 100, MBIA.......         292
     430    Municipal Power Agency #1, Catawba
              Electric Revenue, Series B, 6.00%,
              1/1/20, Callable 1/1/00 @ 100.....         396
                                                  ----------
                                                      10,392
                                                  ----------
North Dakota (0.3%):
   1,440    State Housing Finance Agency,
              Housing Finance Program Revenue,
              Series A, AMT, 6.00%, 7/1/17,
              Callable
              1/1/07 @ 102......................       1,442
     200    State Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              95A, AMT, 7.40%, 7/1/15, Callable
              1/1/05 @ 102......................         205
     670    State Housing Finance Agency, Single
              Family Mortgage Revenue, Series A,
              AMT, 8.38%, 7/1/21, FHA...........         685
   1,280    State Municipal Financing Project
              Series H, 5.13%, 6/1/17, Callable
              6/1/07 @ 100, FSA.................       1,163
                                                  ----------
                                                       3,495
                                                  ----------
Ohio (4.9%):
   4,500    Akron, Municipal Baseball Stadium,
              0.00%, 12/1/16, Callable 12/1/06
              @ 102.............................       4,098
   2,000    Avon Lake City School District, GO,
              5.50%, 12/1/19, Callable 12/1/09
              @ 102.............................       1,913
   3,225    Cleveland Waterworks, Revenue,
              5.50%, 1/1/09.....................       3,307
     825    Cleveland, Non Tax Stadium Revenue,
              Series A, 0.00%, 12/1/07, Callable
              6/11/07 @ 97.356, AMBAC...........         527

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $   820    Cleveland, Non Tax Stadium Revenue,
              Series A, 0.00%, 12/1/10, Callable
              6/11/07 @ 82.13, AMBAC............  $      442
     820    Cleveland, Non Tax Stadium Revenue,
              Series A, 0.00%, 12/1/13, Callable
              6/11/07 @ 69.29, AMBAC............         366
     820    Cleveland, Non Tax Stadium Revenue,
              Series A, 0.00%, 12/1/16, Callable
              6/11/07 @ 58.45, AMBAC............         294
     820    Cleveland, Non Tax Stadium Revenue,
              Series A, 0.00%, 12/1/19, Callable
              6/11/07 @ 49.31, AMBAC............         238
     810    Cleveland, Non Tax Stadium Revenue,
              Series B, 0.00%, 12/1/08, Callable
              6/11/07 @ 91.99, AMBAC............         489
     815    Cleveland, Non Tax Stadium Revenue,
              Series B, 0.00%, 12/1/11, Callable
              6/11/07 @ 77.61, AMBAC............         415
     815    Cleveland, Non Tax Stadium Revenue,
              Series B, 0.00%, 12/1/14, Callable
              6/11/07 @ 65.47, AMBAC............         338
     815    Cleveland, Non Tax Stadium Revenue,
              Series B, 0.00%, 12/1/17, Callable
              6/11/07 @ 55.23, AMBAC............         272
     810    Cleveland, Non Tax Stadium Revenue,
              Series B, 0.00%, 12/1/20, Callable
              6/11/07 @ 46.59, AMBAC............         220
   1,500    Dayton Special Facilities Air
              Freight-E, Revenue, 6.05%,
              10/1/09...........................       1,505
   1,000    Dayton, Special Facilities Revenue,
              Emery Air Freight Corp., 6.05%,
              10/1/09...........................       1,003
     650    East Liverpool, Hospital Authority,
              Series 91B, 8.13%, 10/1/11,
              Callable 10/1/01 @ 102............         678
   1,600    Forest Hills, Local School District,
              GO, 6.25%, 12/1/20, Callable
              12/1/06
              @ 102, MBIA.......................       1,639
   1,500    Franklin County Health Care
              Facilities, Revenue, 5.40%,
              12/20/09..........................       1,479
   2,880    Franklin County Health Care
              Facilities, Revenue, 6.15%,
              12/20/19, Callable 12/20/09 @
              103...............................       2,823
     215    Franklin County, Multi-Family
              Revenue, 3.80%, 11/1/03...........         208
     265    Franklin County, Multi-Family
              Revenue, 4.30%, 11/1/08...........         248

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $   585    Franklin County, Multi-Family
              Revenue, 4.70%, 11/1/13, Callable
              11/1/09
              @ 102.............................  $      529
   2,470    Franklin County, Multi-Family
              Revenue, AMT, 6.40%, 11/1/35,
              Callable 11/1/08 @ 102............       2,229
   3,295    Housing Finance Agency, Mortgage
              Revenue, AMT, 6.38%, 3/1/25,
              Callable 9/1/04 @ 102, GNMA.......       3,351
   2,575    Housing Finance Agency, Mortgage
              Revenue, Series B, AMT, 4.65%,
              9/1/20, Callable 9/1/08 @ 101,
              GNMA..............................       2,517
   2,125    Housing Finance Agency, Multi-Family
              Revenue, 6.10%, 12/1/19, Callable
              12/1/09 @ 100.....................       2,110
   4,460    Housing Finance Agency, Single
              Family Revenue, AMT, 5.50%,
              3/1/19, Callable 3/1/08 @ 101.5...       4,088
   1,000    Knox County Hospital Facilities,
              Revenue, 5.00%, 6/1/12............         946
   5,250    Mahoning District Water Revenue,
              7.75%, 5/15/14, Callable 5/15/04
              @ 102.............................       5,902
   1,000    Montgomery County, Hospital Revenue,
              5.60%, 12/1/11, Callable 12/1/07
              @ 102.............................       1,024
   1,000    Ohio State University, General
              Receipts, 5.75%, 12/1/12, Callable
              12/1/09
              @ 101.............................       1,029
     830    Ohio State University, General
              Receipts Revenue, 5.75%, 12/1/14,
              Callable 12/1/09 @ 101............         838
   1,295    Ohio State University, General
              Receipts, 5.70%, 12/1/18, Callable
              12/1/09
              @ 101.............................       1,269
   1,000    State Mortgage, Revenue, 6.20%,
              8/1/17, Callable 8/1/06 @ 102.....       1,014
   3,415    Water Development Authority, Solid
              Waste Disposal Revenue, AMT, 6.45%
              9/1/20, Callable 9/1/05 @ 102.....       3,325
   1,000    Wyoming, City School District, GO,
              5.25%, 12/1/22, Callable 12/1/08
              @ 102.............................         860
                                                  ----------
                                                      53,533
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Oklahoma (1.8%):
 $ 3,105    Canadian County Partners Trust,
              5.10%, 8/1/23.....................  $    3,022
   1,000    Development Finance Authority,
              5.45%, 7/1/10, Callable 7/1/05 @
              101,
              FSA...............................       1,012
   9,285    Grand River Dam Authority, Revenue,
              5.00%, 6/1/12, Callable 6/1/00
              @ 100.............................       8,795
   5,805    Housing Finance Agency, Single
              Family Mortgage Revenue, Capital
              Appreciation Homeowner B-1, 0.00%,
              3/1/29, Callable 9/1/08 @ 33.37...         927
   2,720    Housing Finance Agency, Single
              Family Mortgage Revenue, AMT,
              7.05%, 9/1/26, Callable 9/1/06 @
              105, GNMA.........................       2,871
   2,370    Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              B-2A, AMT, 7.63%, 9/1/26, Callable
              3/1/06 @ 105......................       2,519
     500    Tulsa Metropolitan Water, Series A,
              5.50%, 11/1/03....................         512
                                                  ----------
                                                      19,658
                                                  ----------
Oregon (0.5%):
     670    Eugene, Trojan Nuclear Project
              Revenue, 5.90%, 9/1/09............         680
   2,170    Marion County, Housing Authority,
              Revenue, Elliott Residence, AMT,
              7.50%, 10/20/37, Callable
              10/20/06 @ 105, GNMA..............       2,423
   1,000    Portland Housing Authority,
              Multi-Family Revenue, 6.30%,
              5/1/29, Callable 5/1/07 @ 100.....       1,004
   1,545    Portland, Housing Authority,
              Multi-Family Housing Revenue,
              AMT, 6.13%, 5/1/17, Callable
              5/1/07 @ 100......................       1,554
                                                  ----------
                                                       5,661
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Pennsylvania (1.4%):
 $   680    Allegheny County, Residential
              Finance Authority, Multi-Family
              Revenue, Green Meadows A, AMT,
              5.13%, 10/20/23, Callable 4/20/09
              @ 102, FHA........................  $      582
   1,280    Housing & Finance Agency, Single
              Family Mortgage, AMT, 6.75%,
              10/1/08...........................       1,401
   1,365    Housing Finance Agency, Single
              Family Mortgage Revenue, AMT,
              6.75%, 10/1/09....................       1,509
   1,000    Housing Finance Agency, Single
              Family Revenue, AMT, 5.50%,
              10/1/22, Callable 6/4/08 @
              101.50............................         907
   1,455    Housing Finance Authority, Single
              Family Revenue, Series 47, AMT,
              6.75%, 10/1/10....................       1,607
   2,330    Northeastern Hospital Revenue,
              5.00%, 10/1/18, Callable 10/1/08 @
              100, MBIA.........................       2,024
   1,725    Philadelphia Gas Works, 14th Series,
              6.38%, 7/1/14, Prerefunded 7/1/03
              @ 102.............................       1,745
     585    Pittsburgh Urban Redevelopment,
              Revenue, 5.15%, 4/1/21, Callable
              4/1/09 @ 100......................         581
   2,320    Pittsburgh, GO, 5.75%, 9/1/12,
              Callable 9/1/09 @ 100.............       2,374
   2,440    Pittsburgh, GO, 5.75%, 9/1/13,
              Callable 9/1/09 @ 100.............       2,477
     705    Pittsburgh, Urban Redevelopment
              Authority, Mortgage Revenue,
              Sidney Square, Project A, AMT,
              6.10%, 9/1/10, Callable 9/1/06 @
              102, GNMA.........................         720
                                                  ----------
                                                      15,927
                                                  ----------
Puerto Rico (1.1%):
  10,000    Municipal Finance Agency, GO, 5.75%,
              8/1/12, Callable 8/1/09 @ 101.....      10,408
   1,570    Public Finance Corp., Revenue,
              5.38%, 6/1/10.....................       1,603
                                                  ----------
                                                      12,011
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Rhode Island (0.6%):
 $ 3,195    Housing & Mortgage Finance Corp.,
              Multi-Family Revenue, 7.95%,
              10/1/20, Callable 10/1/00 @ 101...  $    3,266
   2,630    Housing & Mortgage Financial Corp.,
              Home Ownership Opportunity,
              AMT, 6.15%, 4/1/17, Callable
              10/1/06 @ 102.....................       2,630
     500    Housing & Mortgage Financial Corp.,
              Home Ownership Opportunity, Series
              15-B, 6.00%, 10/1/04, Callable
              4/1/04 @ 102, MBIA................         512
                                                  ----------
                                                       6,408
                                                  ----------
South Carolina (1.0%):
   1,265    Piedmont, Municipal Power Agency,
              Electric Revenue Refunding, Series
              A, 6.60%, 1/1/21..................       1,225
   2,950    Piedmont, Municipal Power Agency,
              Electric Revenue, Series A, 6.55%,
              1/1/16............................       2,863
   1,000    Resource Authority, Local Government
              Program Revenue, Series A, 7.25%,
              6/1/20, Callable 6/1/00 @ 102.....       1,030
   2,470    Spartanburg Sanitation Sewer, 5.00%,
              3/1/23, Callable 3/1/09 @ 101,
              MBIA..............................       2,117
   1,545    Spartanburg, Sanitation and Sewer
              District, Sewer System Revenue,
              Series B, 0.00%, 3/1/16, Callable
              3/1/09 @ 70.93, MBIA..............         585
   3,000    State Public Services, Revenue,
              Series A, 5.75%, 1/1/14, Callable
              1/1/10 @ 101......................       3,017
                                                  ----------
                                                      10,837
                                                  ----------
South Dakota (0.5%):
   4,750    Education Loans, Inc., Student Loan
              Revenue, AMT, 5.60%, 6/1/20,
              Callable 6/1/08 @ 102, GSL........       4,270
     290    Housing Development Authority,
              Homeowner Mortgage, Series D1,
              AMT, 6.80%, 5/1/12, Callable
              5/1/03 @ 102......................         299
   1,345    Housing Development Authority,
              Revenue, AMT, 5.40%, 5/1/20,
              Callable 5/1/08 @ 102.............       1,220
                                                  ----------
                                                       5,789
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Tennessee (0.8%):
 $   910    Bristol, Multi-Family Home Revenue,
              Shelby Heights Project, Series 97,
              6.10%, 3/1/12, Callable 3/1/07
              @ 101.............................  $      924
   2,000    Housing Development Agency,
              Homeownership Program, AMT,
              7.38%, 7/1/23, Callable 7/1/01
              @ 102.............................       2,032
   1,750    Housing Development Agency, Single
              Family Revenue, AMT, 5.30%,
              7/1/10, Callable 1/1/09 @ 101.....       1,707
     665    La Follette, Housing Development
              Corp., Mortgage Revenue Refunding,
              Series A, 6.25%, 1/1/16, Callable
              7/1/05 @ 102, MBIA................         685
     380    La Follette, Housing Development
              Corp., Mortgage Revenue Refunding,
              Series A, 6.37%, 1/1/20, Callable
              7/1/05 @ 102, MBIA................         393
   1,454    Memphis, Health, Educational &
              Housing Revenue Refunding, 7.37%,
              1/20/27, Callable 1/20/02 @ 103,
              GNMA..............................       1,542
   2,000    Shelby County, Health, Educational,
              & Housing Facilities Board,
              Multi-Family Housing Revenue,
              6.00%, 7/1/28, Callable 7/1/07
              @ 102.............................       1,908
                                                  ----------
                                                       9,191
                                                  ----------
Texas (9.0%):
   1,045    Beaumont, Housing Finance Corp.,
              Single Family Mortgage Revenue
              Refunding, 9.20%, 3/1/12, Callable
              9/1/01 @ 103......................       1,136
   1,765    Bexar County, Housing Finance Corp.,
              Residential Revenue, GO, 0.00%,
              3/1/15, Callable 9/1/03 @ 49.36...         630
   2,500    Central Housing Finance Corp.,
              Single Family Mortgage Revenue,
              Series A, ETM, 0.00%, 9/1/16......         914
   3,425    Dallas - Fort Worth, Regulation
              Airport Revenue, 6.10%, 11/1/07...       3,448
   1,335    Dallas County, Housing Finance
              Corp., Single Family Mortgage
              Revenue, 0.00%, 1/1/17, FGIC......         252

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $   400    El Paso, Housing Finance Corp.,
              Single Family Mortgage Revenue
              Refunding, Series A, 8.75%,
              10/1/11, Callable 4/1/01 @ 103,
              FHA/VA............................  $      429
   4,000    El Paso, Independent School
              District, GO, 0.00%, 8/15/12,
              Callable
              8/15/08 @ 80.49...................       1,925
   2,300    El Paso, Independent School
              District, GO, 0.00%, 8/15/13,
              Callable 8/15/08 @ 75.96..........       1,031
   3,650    Fort Bend County Industrial
              Development Corp., PCR, 4.65%,
              10/1/11, ETM......................       3,652
   2,190    Fort Worth, Housing Finance Corp.,
              Home Mortgage Revenue Refunding,
              Series A, 8.50%, 10/1/11, Callable
              10/1/01 @ 103.....................       2,289
     905    Galveston, Property Finance
              Authority, Single Family Mortgage
              Revenue Refunding, Series A,
              8.50%, 9/1/11, Callable 9/1/01 @
              103...............................         978
   3,345    Harris County, Sports Authority,
              Special Revenue, 0.00%, 11/15/11,
              Callable 11/15/08 @ 85.80.........       1,697
   4,950    Harris County, Sports Authority,
              Special Revenue, 0.00%,
              11/15/14..........................       2,031
   5,000    Harris County, Sports Authority,
              Special Revenue, 0.00%, 11/15/17,
              Callable 11/15/08 @ 61.64, MBIA...       1,650
   2,365    Houston, Housing Financial Corp.,
              Single Family Mortgage Revenue
              Refunding, Series B-2, 0.00%,
              6/1/14, Callable 12/1/06 @ 58.....         798
   1,125    Houston, Single Family Mortgage
              Revenue, Series B-1, 8.00%,
              6/1/14, Callable 12/1/06 @ 102....       1,178
     530    Laredo, Housing Finance Corp.,
              Single Family Mortgage Revenue,
              AMT, 6.20%, 10/1/19, Callable
              4/1/04 @ 103, FNMA/GNMA...........         521
   3,300    Lewisville, Combination Contract
              Revenue, 5.80%, 9/1/25, Callable
              9/1/13 @ 100, ACA.................       3,023
   1,130    Lewisville, Housing Finance,
              Multi-Family Mortgage Revenue,
              AMT, 5.50%, 6/1/17, Callable
              12/1/07 @ 100, FSA................       1,058

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $   500    Lewisville, Independent School
              District, GO, 5.25%, 8/15/06,
              Callable
              8/15/04 @ 100, PSFG...............  $      505
   8,780    Lubbock Housing Financial Corp.,
              Single Family Revenue, 6.70%,
              10/1/30, Callable 2/1/10
              @ 105 FNMA........................       9,202
   2,565    Lubbock Housing Financial Corp.,
              Single Family Revenue, 6.15%,
              10/1/30, Callable 4/1/09 @ 105,
              GNMA/FNMA.........................       2,520
   5,000    Matagorda County, Port Of Bay City
              Authority, AMT, 6.50%, 5/1/26,
              Callable 5/1/06 @ 102.............       4,790
   2,860    North Central Housing Financial
              Corp., Housing Revenue, Heather
              Lane Apartments, Series A, AMT,
              5.20%, 5/15/19, Callable 5/15/09 @
              100, FSA..........................       2,516
   2,000    North Central Housing Financial
              Corp., Housing Revenue, Heather
              Lane Apartments, Series A, AMT,
              5.15%, 5/15/25, Callable 5/15/09 @
              100, FSA..........................       1,729
  10,000    Nueces County, Port Corpus Christi
              Authority, PCR, AMT, 6.88%,
              4/1/17, Callable 4/1/02 @ 102.....      10,233
   8,100    Red River Authority, PCR, AMT,
              6.88%, 4/1/17, Callable 4/1/02 @
              102...............................       8,290
   8,630    Richardson, Independent School
              District, GO, Series A, 0.00%,
              2/15/06...........................       6,273
   4,580    Richardson, Independent School
              District, GO, Series A, 0.00%,
              2/15/07...........................       3,142
   2,000    Rockwall, Independent School
              District, GO, 0.00%, 8/15/17,
              Callable
              8/15/09 @ 64.89, PSFG.............         670
   6,980    San Antonio Housing Finance Corp.,
              Multi-Family Revenue, AMT, 7.50%,
              4/15/27...........................       7,022
   1,500    San Antonio, Hotel Occupancy
              Revenue, 5.30%, 8/15/08, Callable
              8/15/06
              @ 102, FGIC.......................       1,516
   2,000    San Antonio, Hotel Occupancy
              Revenue, 0.00%, 8/15/17, FGIC.....         684

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $ 1,555    Southeast Housing Finance Corp.,
              Residential Revenue, Series A,
              ETM, 0.00%, 11/1/14, Callable
              5/1/05
              @ 56.09...........................  $      634
   2,470    State Department Housing & Community
              Affairs Residential Mortgage,
              Multi-Family Revenue, 5.25%,
              7/1/18, Callable 1/1/09
              @ 101.............................       2,206
   2,755    State Department of Housing &
              Community Affairs, AMT,
              Multi-Family Revenue, 5.55%,
              12/1/24, Callable 12/1/08 @ 102,
              FNMA..............................       2,503
   1,500    State Department of Housing &
              Community Affairs, Multi-Family
              Housing Revenue, Series A, 6.30%,
              1/1/16, Callable 1/1/07 @ 102.....       1,518
     510    State Department of Housing &
              Community Affairs, Multi-Family
              Revenue, Series A, 5.90%,
              7/1/06............................         516
   6,245    State Department of Housing &
              Community Affairs, Single Family
              Revenue Refunding, Series A,
              0.00%, 3/1/15, Callable 9/1/04 @
              49.53.............................       2,204
     290    State Veterans Housing Assistance,
              GO, AMT, 6.05%, 12/1/12, Callable
              12/1/02 @ 102.....................         287
     560    Winter Garden Housing Finance Corp.,
              Single Family Mortgage Revenue,
              AMT, 6.20%, 10/1/19, Callable
              4/1/04 @ 103, FNMA/GNMA...........         548
                                                  ----------
                                                      98,148
                                                  ----------
Utah (0.9%):
   1,000    State Housing Finance Agency, Single
              Family Mortgage Revenue, 5.35%,
              7/1/18, Callable 1/1/08 @
              101.50............................         906
   2,700    State Housing Finance Agency, Single
              Family Mortgage Revenue, 5.35%,
              7/1/20, Callable 1/1/10 @
              101.50............................       2,433
     915    State Housing Finance Agency, Single
              Family Mortgage, AMT, 5.95%,
              7/1/09, Callable 1/1/07 @ 102,
              FHA/VA............................         901

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Utah, continued:
 $   970    State Housing Finance Agency, Single
              Family Mortgage, AMT, 6.25%,
              7/1/14, Callable 1/1/07 @ 102,
              FHA/VA............................  $      991
   1,915    State Housing Finance Agency, Single
              Family Mortgage, Issue A-1, 6.00%,
              7/1/14, Callable 1/1/07 @ 102,
              FHA...............................       1,930
   1,000    State Housing Finance Agency, Single
              Family Revenue, 5.50%, 7/1/16,
              Callable 7/1/07 @ 101.50..........         949
   1,375    State Housing Finance Agency, Single
              Family Revenue, 6.30%, 7/1/21,
              Callable 7/1/09 @ 101.50..........       1,375
                                                  ----------
                                                       9,485
                                                  ----------
Vermont (0.6%):
   3,320    Housing Finance Agency, Home
              Management Revenue, Series A,
              7.85%, 12/1/29, Callable 6/1/00
              @ 100, FHA/VA.....................       3,390
   3,055    Housing Finance Agency, Single
              Family Revenue, AMT, 7.30%,
              5/1/25, Callable 11/1/01 @ 102....       3,007
                                                  ----------
                                                       6,397
                                                  ----------
Virginia (0.5%):
   1,065    Alexandria, Redevelopment & Housing
              Authority, Multi-Family Revenue,
              5.45%, 7/1/18, Callable 1/1/06
              @ 102.............................         962
   1,000    State Housing Development Authority,
              Commonwealth Mortgage, Single
              Family Revenue, 5.15%, 7/1/17,
              Callable 1/1/08 @ 102.............         909
   3,690    Suffolk, Redevelopment & Housing
              Authority, Multi-Family Housing
              Revenue, Oxford Project, 6.10%,
              4/1/26, Callable 10/1/08 @ 101....       3,388
     705    Virginia Beach Development
              Authority, Multi-Family Housing
              Revenue, 2nd Mortgage, Series B,
              8.75%, 1/15/09, Callable 1/15/00 @
              100...............................         684
                                                  ----------
                                                       5,943
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Washington (5.4%):
 $ 3,000    Chelan Public Utilities, Series D,
              AMT, 6.35%, 7/1/28, Callable
              7/1/07 @ 102, MBIA................  $    3,012
   1,040    Housing Finance Community,
              Non-Profit Housing Revenue,
              Presbyterian Ministries, Series A,
              5.30%, 1/1/19, Callable 1/1/09 @
              102, ACA..........................         940
   4,250    Housing Finance Community,
              Non-Profit Housing Revenue,
              Presbyterian Ministries, Series A,
              5.45%, 1/1/29, Callable 1/1/09 @
              102, ACA..........................       3,813
   2,530    King County, Housing Authority,
              Revenue AMT, 5.50%, 10/1/29,
              Callable 10/1/09 @ 100, ACA.......       2,238
     670    King County, Housing Authority,
              Rural Preservation Project, AMT,
              5.60%, 1/1/18, Callable 1/1/08 @
              100...............................         620
     800    King County, Housing Authority,
              Rural Preservation Project, AMT,
              5.75%, 1/1/28, Callable 1/1/08 @
              100...............................         730
   5,265    Pierce County, Housing Authority
              Revenue, 5.65%, 12/1/18, Callable
              12/1/08 @ 100, ACA................       4,995
   6,970    Pierce County, Housing Authority
              Revenue, 5.80%, 12/1/23, Callable
              12/1/08 @ 100, ACA................       6,623
   2,000    Quinault Indian Nation, Revenue,
              5.85%, 12/1/12, Callable 12/1/00 @
              100, ACA..........................       1,919
   5,395    Seattle Light And Power, Revenue,
              5.75%, 8/1/08, Callable 8/1/02
              @ 102.............................       5,523
   4,675    Seattle, Housing Authority, Low
              Income Housing Assistance Revenue,
              Brighton Place Apartments, 6.65%,
              7/20/29, Callable 7/20/09 @ 105...       4,916
   2,390    Spokane, Housing Authority Revenue,
              Cheney Care Center, Series A,
              6.35%, 8/20/39, Callable 5/20/09 @
              105, GNMA.........................       2,455
     985    Spokane, Housing Authority Revenue,
              Valley 206 Apartments, Junior Lien
              B, 5.75%, 4/1/28, LOC: Washington
              Trust Bank........................         903

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Washington, continued:
 $ 1,025    Spokane, Housing Authority Revenue,
              Valley 206 Apartments, Senior Lien
              A, 5.40%, 4/1/18, Callable 4/1/08
              @ 100.............................  $      929
   2,600    Spokane, Housing Authority Revenue,
              Valley 206 Apartments, Senior Lien
              A, 5.63%, 4/1/28, Callable 4/1/08
              @ 100.............................       2,322
   2,345    State Housing Finance Community,
              Single Family Revenue, 6.05%,
              12/1/20, Callable 12/1/09 @ 100,
              AMT...............................       2,293
   3,500    State Housing, Community Revenue,
              Crista Ministries, Series A,
              5.35%, 7/1/14, Callable 7/1/08 @
              100, LOC: U.S. Bancorp............       3,314
   1,000    State Housing, Multi-Family Mortgage
              Revenue, 5.95%, 7/1/20, Callable
              1/1/08 @ 103, GNMA................         976
   2,000    State Housing, Multi-Family Mortgage
              Revenue, 6.00%, 7/1/30, Callable
              1/1/08 @ 103, GNMA................       1,954
   1,950    State Public Power Supply, 0.00%,
              7/1/15............................         765
   2,750    State Public Power Supply, Nuclear
              Project No. 2, Revenue Refunding,
              Series B, 5.63%, 7/1/12, Callable
              7/1/03 @ 102, FSA.................       2,759
   2,895    Tacoma Electric Systems, Revenue,
              5.63%, 1/1/16, Callable 1/1/09
              @ 101.............................       2,826
   2,000    Vancouver, Housing Authority
              Revenue, Pooled Housing, Series A,
              5.40%, 3/1/18, Callable 3/1/08
              @ 100.............................       1,829
                                                  ----------
                                                      58,654
                                                  ----------
West Virginia (1.0%):
   1,000    Charleston, Community Parking
              Facilities Revenue, 0.00%,
              12/1/20...........................         236
   1,595    Charleston, Community Parking
              Facilities Revenue, 0.00%,
              12/1/21...........................         350
   1,630    Charleston, Community Parking
              Facilities Revenue, 0.00%,
              12/1/22...........................         332
   1,665    Charleston, Community Parking
              Facilities Revenue, 0.00%,
              12/1/23...........................         316
   3,175    Charleston, Community Parking
              Facilities, Sub-C, 0.00%,
              12/1/26...........................         487

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $ 8,370    Kanawha-Putnam County, Single Family
              Mortgage, Series A, ETM, 0.00%,
              12/1/16...........................  $    3,014
   2,600    Monongalia County, Series A, 6.00%,
              11/15/27, Callable 11/15/02 @
              102...............................       2,186
   2,730    State Housing Development Fund,
              6.95%, 11/1/16, Callable 5/1/02
              @ 103.............................       2,855
     800    State Housing Development Fund,
              Housing Finance, AMT, 7.20%,
              11/1/20, Callable 5/1/02 @ 102,
              FHA/VA............................         805
      20    Various Forty Four Municipalities,
              Single Family Mortgage, Series A,
              5.20%, 8/1/17, Callable 8/1/07 @
              102, FNMA/GNMA....................          19
     315    Various Forty Four Municipalities,
              Single Family Mortgage, Series B,
              0.00%, 8/1/30, Callable 8/1/07
              @ 26.78...........................          45
                                                  ----------
                                                      10,645
                                                  ----------
Wisconsin (0.4%):
   5,000    Housing And Economic Development,
              Authority Home Ownership, Single
              Family Revenue, 5.40%, 9/1/18,
              Callable 7/1/08 @ 101.............       4,613
                                                  ----------
Wyoming (0.0%):
     500    Community Development Authority,
              Series E, 5.70%, 6/1/13, Callable
              12/1/03 @ 102, FHA................         495
                                                  ----------
  Total Municipal Bonds                            1,034,499
                                                  ----------
WEEKLY DEMAND NOTES (2.0%):
Georgia (0.5%):
   4,200    State, GO, 8.07%, 2/9/10, Callable
              11/1/09 @ 102*....................       4,563
   1,000    State, GO, 8.07%, 4/6/13, Callable
              11/1/09 @ 102*....................       1,021
                                                  ----------
                                                       5,584
                                                  ----------
Illinois (0.1%):
   1,025    Development Finance Authority,
              Revenue, 5.50%, 4/1/07*...........       1,025
                                                  ----------
Indiana (0.1%):
   1,146    Portage Economic Development,
              Revenue, 5.55%, 8/1/30*...........       1,146
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Kentucky (0.1%):
 $ 1,000    Economic Development Authority,
              Hospital Facilities Revenue,
              5.45%, 8/15/31*...................  $    1,000
                                                  ----------
Massachusetts (0.4%):
   4,000    Quincy, Revenue, 4.20%, 1/15/11*....       4,000
     800    State Health & Educational
              Facilities Authority, Revenue,
              5.65%, 7/1/27*....................         800
                                                  ----------
                                                       4,800
                                                  ----------
Missouri (0.2%):
   1,850    Kansas City, IDA Revenue, 4.75%,
              4/1/27*...........................       1,850
                                                  ----------
Vermont (0.2%):
   1,886    Educational & Health Buildings
              Financing, Agency Revenue, 5.70%,
              8/1/05*...........................       1,886
                                                  ----------
Washington (0.4%):
   4,250    King County Economic Enterprise
              Corp., Revenue Authority, 5.45%,
              4/1/23*...........................       4,250
                                                  ----------
  Total Weekly Demand Notes                           21,541
                                                  ----------
DAILY DEMAND NOTES (0.2%):
Missouri (0.2%):
   2,475    Mountain Grove, IDA, Health Care
              Revenue, AMT, 5.65%, 11/1/13*.....       2,475
                                                  ----------
  Total Daily Demand Notes                             2,475
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MONTHLY DEMAND NOTES (1.9%):
California (1.2%):
 $13,000    Student Educational Loan Marketing,
              Corporate Revenue, Series IV-C-1,
              AMT, 4.00%, 1/1/33*...............  $   13,000
                                                  ----------
New Mexico (0.2%):
   1,000    Education Assistance, 4.49%,
              11/1/12*..........................       1,000
   1,000    Education Assistance, 4.75%,
              11/1/12*..........................       1,000
                                                  ----------
                                                       2,000
                                                  ----------
Wyoming (0.5%):
   6,000    Student Loan Corp., Student Loan
              Revenue, 4.25%, 6/1/34*...........       6,000
                                                  ----------
  Total Monthly Demand Notes                          21,000
                                                  ----------
INVESTMENT COMPANIES (0.8%):
     310    Blackrock Investment Quality
              Municipal Fund....................       3,991
     360    Nuveen Premium Income Municipal
              Fund..............................       4,298
                                                  ----------
  Total Investment Companies                           8,289
                                                  ----------
Total (Cost $1,118,145) (a)                       $1,087,804
                                                  ==========

------------

Percentages indicated are based on net assets of $1,099,200.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $  4,407
                   Unrealized depreciation......................   (34,748)
                                                                  --------
                   Net unrealized depreciation..................  $(30,341)
                                                                  ========

 * Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1999.

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

ACA         Supported by American Capital Access
AMBAC       Insured by AMBAC Indemnity Corp.
AMT         Alternative Minimum Tax Paper
ETM         Escrowed to Maturity
FGIC        Insured by Federal Guarantee Insurance Corp.
FHA         Federal Housing Administration
FHLMC       Supported by Federal Home Loan Mortgage Corp.
FNMA        Supported by Federal National Mortgage Association
FSA         Supported by Federal Security Assurance
GNMA        Supported by Government National Mortgage Association
GO          General Obligation
GSL         Guaranteed Student Loan
LOC         Letter Of Credit
MBIA        Insured by Municipal Bond Insurance Association
PCR         Pollution Control Revenue
PSFG        Permanent School Fund Guarantee
VA          Veterans Administration

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Arizona Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS (97.8%):
Arizona (97.4%):
 $1,175     Apache County, Public Finance Corp.,
              Certificate of Participation,
              5.25%, 5/1/04, Callable 5/1/00 @
              102................................  $  1,152
    500     Apache County, Public Finance Corp.,
              Certificate of Participation,
              5.50%, 5/1/10, Callable 5/1/00 @
              102................................       501
  1,000     Arizona State University, Revenue,
              6.90%, 7/1/04, Callable 7/1/02 @
              101, AMBAC.........................     1,058
  1,950     Arizona State University, Revenue,
              Series A, 5.85%, 7/1/08, Callable
              7/1/02 @ 101.......................     2,003
  1,820     Arizona State University, Revenue,
              Series A, 5.90%, 7/1/09, Callable
              7/1/02 @ 101.......................     1,874
    725     Casa Grande, Excise Tax Revenue,
              5.90%, 4/1/09, Callable 4/1/04 @
              100, FGIC..........................       748
  2,000     Central Arizona Water Conservation
              District, Contract Revenue, 7.13%,
              11/1/11, Prerefunded 11/1/00 @
              102................................     2,089
  2,875     Central Arizona Water Conservation
              District, Contract Revenue, Central
              Arizona Project, 4.75%, 11/1/07,
              Callable 5/1/04 @ 102, MBIA........     2,805
  1,460     Central Arizona Water Conservation
              District, Contract Revenue, Central
              Arizona Project - Series A, 5.20%,
              11/1/03............................     1,485
  4,000     Central Arizona Water Conservation
              District, Contract Revenue, Central
              Arizona Project - Series A, 5.40%,
              11/1/05............................     4,100
  4,750     Central Arizona Water Conservation
              District, Contract Revenue, Central
              Arizona Project - Series A, 5.40%,
              11/1/06............................     4,870
  5,000     Chandler, Capital Appreciation, GO,
              0.00%, 7/1/07, FGIC................     3,381
    625     Coconino & Yavapai Counties, School
              District #9, Sedona Oak Creek
              Project of 1992-C, GO, 5.60%,
              7/1/06, Callable 7/1/02 @ 101,
              FGIC...............................       640
  2,400     Coconino County, Arizona University,
              School District #001, Flagstaff,
              GO, 5.50%, 7/1/08, Callable 7/1/05
              @ 101, AMBAC.......................     2,459

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $2,500     East Valley Institute of Technology,
              District #401, Project of 1994 GO,
              Series B, 6.00%, 7/1/05, AMBAC.....  $  2,636
  1,000     Gilbert Improvement District #011,
              GO, 7.60%, 1/1/04, Callable 7/1/00
              @ 101.50, FGIC.....................     1,031
  1,000     Glendale Municipal Property Corp.,
              7.00%, 7/1/05, Prerefunded 1/1/00 @
              101, MBIA..........................     1,010
  1,000     Glendale Municipal Property Corp.,
              7.00%, 7/1/09, Prerefunded 1/1/00 @
              101, MBIA..........................     1,010
  4,000     Glendale University High School,
              District #205, GO, Projects of 1993
              - Series A, 5.30%, 7/1/07, Callable
              7/1/03 @ 101.......................     4,053
  2,900     Glendale University High School,
              District #205, GO, Projects of 1993
              - Series B, 5.45%, 7/1/09, Callable
              7/1/05 @ 101, FGIC.................     2,959
  1,000     Greenlee County, PCR, 5.45%,
              6/1/09.............................       957
    965     Maricopa County, Community College
              District, 6.00%, 7/1/07,
              Prerefunded 7/1/03 @ 101...........     1,012
  2,000     Maricopa County, Community College
              District, 5.00%, 7/1/13, Callable
              7/1/06 @ 101.......................     1,905
  1,570     Maricopa County, Community College
              District, Building Revenue, 5.10%,
              7/15/05, MBIA......................     1,587
  1,855     Maricopa County, IDA, Multi-Family
              Housing Revenue, 5.20%, 7/1/18,
              Callable 7/1/08 @ 102..............     1,675
    500     Maricopa County, IDA, Hospital
              Facility Revenue, St. Joseph's
              Hospital & Medical Centers Project,
              6.20%, 11/1/11, Putable 11/1/00 @
              100, ETM...........................       507
  1,500     Maricopa County, School District #11
              Peoria, 5.25%, 7/1/13, Callable
              7/1/09 @ 101,......................     1,458
  1,000     Maricopa County, School District #3,
              Tempe Elementary, GO, 5.40%,
              7/1/13.............................       990
  1,500     Maricopa County, School District
              #001, Phoenix Elementary, GO,
              Project of 1998 - Series A, 5.00%,
              7/1/14, Callable 7/1/08 @ 100,
              FSA................................     1,397

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Arizona Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $1,000     Maricopa County, School District
              #001, Phoenix Elementary, GO,
              5.50%, 7/1/10, Callable 7/1/07 @
              101, MBIA..........................  $  1,020
  2,000     Maricopa County, School District
              #038, Madison Elementary GO,
              Project of 1995 - Series B, 5.80%,
              7/1/15, Callable 7/1/06 @ 101,
              MBIA...............................     2,054
  1,015     Maricopa County, School District
              #038, Madison Elementary, GO,
              5.30%, 7/1/08, Callable 7/1/03 @
              101, AMBAC.........................     1,027
  1,000     Maricopa County, School District #11,
              5.00%, 7/1/09, Callable 7/1/07 @
              101, AMBAC.........................       988
  2,000     Maricopa County, School District
              #210, GO, Project of 1995 - Series
              B, 5.38%, 7/1/13...................     1,983
  1,200     Maricopa County, School District
              #210, GO, Series A, 5.60%, 7/1/13,
              Callable 7/1/05 @ 101..............     1,251
  2,000     Maricopa County, School District #4,
              GO, 5.50%, 7/1/09, Callable 7/1/05
              @ 102, FGIC........................     2,095
  2,500     Maricopa County, School District #4,
              GO, 5.00%, 7/1/10, Callable 7/1/06
              @ 101, FGIC........................     2,450
  1,000     Maricopa County, School District #48,
              Scottsdale, GO, 5.25%, 7/1/08,
              Callable 7/1/03 @ 101..............     1,011
  2,000     Maricopa County, School District #48,
              Scottsdale, GO, Series B, 6.10%,
              7/1/02.............................     2,072
  1,000     Maricopa County, School District #48,
              Scottsdale, GO, Series B, 6.30%,
              7/1/04.............................     1,063
  3,100     Maricopa County, School District #69,
              Paradise Valley, GO, 5.80%, 7/1/09,
              AMBAC..............................     3,250
  1,000     Maricopa County, School District #69,
              Paradise Valley, GO, 6.35%, 7/1/10,
              MBIA...............................     1,089
  1,500     Maricopa County, School District #69,
              Paradise Valley, GO, Series E,
              4.00%, 7/1/16, Callable 7/1/07 @
              101, FSA...........................     1,159

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $1,000     Maricopa County, School District #80,
              Chandler, GO, 5.80%, 7/1/08,
              Callable 7/1/05 @ 101, FGIC........  $  1,054
    920     Maricopa County, School District #9,
              Wickenburg, GO, 5.50%, 7/1/13,
              Callable 7/1/07 @ 100, AMBAC.......       920
  2,345     Mesa Street & Highway, 5.00%, 7/1/15,
              Callable 7/1/07 @ 100, FGIC........     2,143
  1,625     Mesa, GO, 6.00%, 7/1/02, AMBAC.......     1,679
  2,000     Mesa, GO, 5.75%, 7/1/14..............     2,034
  2,000     Mesa, Utility System Revenue, 5.38%,
              7/1/12, Callable 7/1/05 @ 101,
              FGIC...............................     2,005
  1,205     Mohave County, Elementary School
              District #16, GO, 5.25%, 7/1/09,
              Callable 7/1/07 @ 100, MBIA........     1,212
  1,200     Mohave County, School District #1,
              Lake Havasu, GO, 5.20%, 7/1/09,
              Callable 7/1/03 @ 101, AMBAC.......     1,204
  1,000     Mohave County, School District #1,
              Lake Havasu, GO, 4.75%, 7/1/12,
              FGIC...............................       917
  2,050     Navajo County, School District #10,
              5.13%, 7/1/12, Callable 7/1/07 @
              101, FGIC..........................     1,931
  2,750     Northern Arizona University, Revenue,
              6.40%, 6/1/07, Callable 6/1/02 @
              101, FGIC..........................     2,874
  1,215     Northern Arizona University, Revenue,
              Series A, 5.60%, 6/1/05, Callable
              6/1/02 @ 102, AMBAC................     1,250
  1,000     Oro Valley Municipal Property Corp.,
              Municipal Water System Revenue,
              Canada Hills, 5.45%, 7/1/14,
              Callable 7/1/08 @ 101, MBIA........       985
  1,000     Phoenix Civic Improvement Corp.,
              5.25%, 7/1/24, Callable 7/1/09 @
              101................................       893
  2,000     Phoenix Civic Improvement Corp.,
              Airport Revenue, 5.00%, 7/1/17,
              Callable 7/1/08 @101, FSA..........     1,786
  2,500     Phoenix Civic Improvement Corp.,
              Airport Revenue, 5.00%, 7/1/18,
              Callable 7/1/08 @ 101, FSA.........     2,211
  2,000     Phoenix Civic Improvement Corp.,
              Series B, 6.00%, 7/1/08, Callable
              7/1/04 @ 102.......................     2,100
  2,000     Phoenix Civic Improvement Corp.,
              Water System Revenue, 5.63%,
              7/1/09, Callable 7/1/06 @ 100......     2,080

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Arizona Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $  725     Phoenix Street & Highway User,
              Revenue, 6.25%, 7/1/06, Callable
              7/1/02 @ 102.......................  $    762
  2,000     Phoenix Street & Highway User,
              Revenue, 6.50%, 7/1/09, ETM........     2,157
  1,255     Phoenix Street & Highway User,
              Revenue, Series A, 5.80%, 7/1/05,
              Callable 7/1/02 @ 102, FGIC........     1,302
  3,950     Phoenix, GO, 6.38%, 7/1/13, Callable
              7/1/02 @ 102.......................     4,161
  1,000     Phoenix, GO, Series 1999, 4.75%,
              7/1/19, Callable 7/1/09 @ 101......       846
  1,000     Phoenix, GO, Series A, 5.40%,
              7/1/07.............................     1,028
    990     Phoenix, IDA, Single Family Mortgage
              Revenue, Series A, AMT, 5.35%,
              6/1/20, Callable 12/1/07 @ 101.5,
              GNMA/FNMA/FHLMC....................       892
  1,000     Pima County, Arizona College
              District, Certificate of
              Participation, Series B, 6.00%,
              7/1/07, Callable 7/1/01 @ 101,
              AMBAC..............................     1,028
    725     Pima County, GO, 5.60%, 7/1/07,
              Callable 7/1/03 @ 101..............       743
    555     Pima County, GO, 6.20%, 7/1/08,
              Callable 7/1/02 @ 101..............       577
  1,000     Pima County, GO, 5.00%, 7/1/13.......       952
  1,500     Pima County, IDA, HealthPartners -
              Series A, 5.30%, 4/1/07, MBIA......     1,520
  1,500     Pima County, IDA, Single Family
              Mortgage Revenue, Series A, AMT,
              5.20%, 5/1/31......................     1,287
    815     Pima County, IDA, Single Family
              Mortgage Revenue Refunding, Series
              B, AMT, 6.15%, 11/1/23, Callable
              5/1/07 @ 102, GNMA.................       862
    945     Pima County, IDA, Single Family
              Mortgage Revenue, Series A, 6.40%,
              8/1/11, Callable 8/1/05 @ 102......       957
    165     Pima County, IDA, Single Family
              Mortgage Revenue, Series A, 7.63%,
              2/1/12, Callable 2/1/01 @ 101......       168
  2,060     Pima County, Sewer Revenue, 6.75%,
              7/1/15.............................     2,134
  2,000     Pima County, Union School District,
              5.38%, 7/1/09, FGIC................     2,038
  1,000     Pima County, Union School District
              #1, GO, Series B, 7.20%, 7/1/09,
              Prerefunded 7/1/00 @ 101...........     1,025

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $1,500     Pima County, Union School District
              #1, GO, Series C, 6.88%, 7/1/10,
              Prerefunded 7/1/01 @ 101, MBIA.....  $  1,566
  1,200     Pinal County, School District #004,
              Casa Grande Elementary School
              Improvement, GO, 6.00%, 7/1/04,
              Callable 7/1/01 @ 101, AMBAC.......     1,244
  1,255     Salt River Project Agriculture &
              Power District, 5.50%, 1/1/19......     1,193
  2,015     Salt River Project, Agriculture
              Improvement & Power District,
              Electric Systems Revenue, 6.00%,
              1/1/07.............................     2,132
  2,000     Salt River Project, Agriculture
              Improvement & Power District,
              Electric Systems Revenue, Series A,
              5.63%, 1/1/06......................     2,071
  1,000     Salt River Project, Agriculture
              Improvement & Power District,
              Electric Systems Revenue, Series A,
              6.50%, 1/1/07, Callable 1/1/01 @
              102................................     1,040
  1,000     Salt River Project, Agriculture
              Improvement & Power District,
              Electric Systems Revenue, Series A,
              5.00%, 1/1/20, Callable 1/1/08 @
              101................................       872
  3,250     Salt River Project, Agriculture
              Improvement & Power District,
              Electric Systems Revenue, Series B,
              5.20%, 1/1/08......................     3,279
  2,500     Salt River Project, Agriculture
              Improvement & Power District,
              Electric Systems Revenue, Series B,
              5.38%, 1/1/09, Callable 1/1/03 @
              102................................     2,525
  3,000     Salt River Project, Agriculture
              Improvement & Power District,
              Electric Systems Revenue, Series D,
              6.00%, 1/1/13, Callable 1/1/02 @
              102................................     3,060
  3,000     Salt River Project, Agriculture
              Improvement & Power District,
              Series C, 4.90%, 1/1/08............     2,942
  2,815     Santa Cruz County, IDA, Citizens
              Utility Co., 4.75%, 8/1/20.........     2,694
  2,085     Scottsdale Municipal Property Corp.,
              Excise Tax Revenue, 5.38%,
              7/1/05.............................     2,135

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Arizona Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $1,000     Scottsdale Municipal Property Corp.,
              Lease Revenue, 6.38%, 5/1/05,
              Callable 11/1/02 @ 100.............  $  1,041
  2,000     Scottsdale Preservation, GO, 5.75%,
              7/1/18.............................     1,992
  1,900     Scottsdale, GO, Project of
              1989-Series E, 5.50%, 7/1/14,
              Callable 7/1/02 @ 101..............     1,880
  1,065     Scottsdale Street & Highway User,
              Revenue, 5.50%, 7/1/07.............     1,098
  2,000     Scottsdale Water & Sewer, A989 -
              Series D, 5.00%, 7/1/19, Callable
              7/1/08 @ 101, FSA..................     1,765
  1,700     Scottsdale, GO, 5.25%, 7/1/06........     1,734
    500     Scottsdale, GO, 5.50%, 7/1/09........       515
  2,500     Scottsdale, IDA, Hospital Revenue,
              Scottsdale Memorial Hospitals,
              Series A, 6.13%, 9/1/17, Callable
              9/1/07 @ 102, AMBAC................     2,542
  1,000     Sedona Wastewater Excise Tax Revenue,
              5.00%, 7/1/19, MBIA................       882
  1,000     Sedona Wastewater Excise Tax Revenue,
              0.00%, 7/1/21, MBIA................       276
  1,000     Sedona Wastewater Excise Tax Revenue,
              0.00%, 7/1/23, MBIA................       244
  1,000     Show Low, IDA, Hospital Revenue,
              Navapache Regulated Medical Center,
              Series A, 5.50%, 12/1/17, Callable
              12/1/07 @ 100, ACA.................       912
  2,500     State Certificates of Participation,
              6.63%, 9/1/08, Callable 9/1/01 @
              102, FSA...........................     2,624
  1,000     State Municipal Financing Program,
              Certificate of Participation,
              Series 20, 7.70%, 8/1/10, ETM,
              BIG................................     1,172
  1,000     State Municipal Financing Program,
              Certificate of Participation,
              Series 27, 7.00%, 8/1/04, Callable
              8/1/00 @ 100, BIG..................     1,002
  1,000     State Power Authority Resource,
              Revenue, Hoover Uprating Project,
              4.80%, 10/1/01, MBIA...............     1,006
  2,035     State Power Authority Resource,
              Revenue, Hoover Uprating Project,
              5.40%, 10/1/07, Callable 10/1/03 @
              102, MBIA..........................     2,073
  3,000     State Transportation Board Highway,
              Revenue, 5.25%, 7/1/07, Callable
              7/1/03 @ 102.......................     3,042

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $  500     State Transportation Board Highway,
              Revenue, 6.00%, 7/1/10.............  $    530
  1,000     Student Loan Acquisition Authority,
              5.88%, 5/1/18......................       977
  1,030     Student Loan Acquisition Authority,
              AMT, 5.40%, 5/1/10.................     1,024
  3,000     Tempe Unified School District #213,
              5.13%, 7/1/14......................     2,834
  1,635     Tempe, GO, 5.00%, 7/1/10, Callable
              7/1/06 @ 101.......................     1,606
  2,000     Tucson Water Revenue, Refunding,
              Series A, 5.75%, 7/1/12, Callable
              7/1/02 @ 102, MBIA.................     2,030
  2,050     Tucson, GO, 5.00%, 7/1/17............     1,849
    700     University Foundation, Certificate of
              Participation, Series 8, 4.90%,
              8/1/09, MBIA.......................       679
  1,000     University of Arizona, University
              Revenue, 6.25%, 6/1/11, Callable
              6/1/02 @ 102.......................     1,048
  1,600     Water Infrastructure Financial
              Authority, Revenue, 5.50%,
              10/1/16............................     1,550
  2,250     Water Infrastructure Financial
              Authority, Water Quality Financial
              Asset, Series A, 5.00%, 7/1/17,
              Callable 7/1/08 @ 100, MBIA........     2,018
  1,100     Yavapai County, IDA, Hospital
              Facility Revenue, Yavapai Regional
              Medical Center - Series A, 5.13%,
              12/1/13, Callable 6/1/07 @ 102,
              FSA................................     1,036
  1,750     Yuma County, GO, 6.13%, 7/1/12,
              Callable 7/1/03 @ 101, AMBAC.......     1,845
  1,305     Yuma County, GO, Elementary School
              District #1, 5.25%, 7/1/10,
              Callable 7/1/07 @ 101, MBIA........     1,308
  3,000     Yuma County, IDA, Multi-Family
              Revenue, 6.10%, 9/20/34, Callable
              9/20/09 @ 106......................     2,924
  1,000     Yuma County, IDA, Hospital Revenue
              Refunding, Yuma Regional Medical
              Center, 5.50%, 8/1/09, Callable
              8/1/07 @ 102, MBIA.................     1,020

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Arizona Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $1,000     Yuma County, Municipal Property Corp.
              Revenue, Series A, 5.20%, 7/1/09,
              Callable 7/1/03 @ 101, AMBAC.......  $  1,002
  1,575     Yuma County, Union High School,
              District #70, GO, 5.00%, 7/1/06,
              Callable 7/1/02 @ 101, FGIC........     1,580
                                                   --------
                                                    208,994
                                                   --------
Puerto Rico (0.4%):
  2,000     Commonwealth, GO, 0.00%, 7/1/16,
              MBIA...............................       761
                                                   --------
  Total Municipal Bonds                             209,755
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
INVESTMENT COMPANIES (0.5%):
 $   10     One Group Municipal Money Market
              Fund, Class I......................  $     10
    967     Provident Municipal Cash Fund........       967
                                                   --------
  Total Investment Companies                            977
                                                   --------
Total (Cost $210,910) (a)                          $210,732
                                                   ========

------------

Percentages indicated are based on net assets of $214,307.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation......................    $ 3,928
Unrealized depreciation......................     (4,106)
                                                 -------
Net unrealized depreciation..................    $  (178)
                                                 =======

ACA         Supported by American Capital Access
AMBAC       Insured by AMBAC Indemnity Corp.
AMT         Alternative Minimum Tax
BIG         Insured by Bond Insurance Guarantee
ETM         Escrowed to Maturity
FGIC        Insured by Federal Guarantee Insurance Corp.
FHLMC       Supported by Federal Home Loan Mortgage Corp.
FNMA        Supported by Federal National Mortgage Assoc.
FSA         Supported by Federal Security Assurance
GNMA        Supported by Government National Mortgage Association
GO          General Obligation
IDA         Industrial Development Authority
MBIA        Insured by Municipal Bond Insurance Association
PCR         Pollution Control Revenue

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS (98.4%):
Arizona (0.3%):
$  1,000    Tucson & Pima County, Single Family
              Mortgage Revenue, 0.00%, 12/1/14,
              ETM................................  $    419
                                                   --------
California (1.0%):
   1,715    San Marcos, Public Facilities
              Authority, Public Facilities
              Revenue, 0.00%, 1/1/19, ETM........       553
   2,850    San Marcos, Public Facilities
              Authority, Public Facilities
              Revenue, 0.00%, 9/1/19, ETM........       884
                                                   --------
                                                      1,437
                                                   --------
Colorado (0.6%):
   2,000    El Paso County, Single Family
              Mortgage Revenue, 0.00%, 9/1/15,
              ETM................................       784
                                                   --------
Guam (0.7%):
   1,000    Power Authority, Revenue, Series A,
              5.25%, 10/1/12, Callable 10/1/09 @
              101................................       988
                                                   --------
Kansas (0.8%):
   1,600    Kansas City, Single Family Mortgage
              Revenue, Series 1983 A, 0.00%,
              12/1/14, ETM.......................       670
   1,000    Saline County, Single Family Mortgage
              Revenue, Series 1983 A, 0.00%,
              12/1/15, ETM.......................       388
                                                   --------
                                                      1,058
                                                   --------
Kentucky (91.4%):
     225    Ashland Utility Revenue, 6.65%,
              4/1/04.............................       231
   1,500    Berea College Utility Revenue, AMT,
              5.90%, 6/1/17, Callable 6/1/07 @
              102................................     1,500
     200    Boone County, Certificate of
              Participation, Public Golf, 6.35%,
              11/15/02...........................       209
     200    Boone County, Certificate of
              Participation, Public Golf, 6.40%,
              11/15/03, Callable 11/15/02 @
              102................................       213
     250    Boone County, School District Finance
              Corp., School Building Revenue,
              6.70%, 9/1/06, Prerefunded 9/1/01 @
              103................................       266
     310    Boone County, School District Finance
              Corp., School Building Revenue,
              7.10%, 8/1/07, Prerefunded 8/1/00 @
              103................................       324

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
$  1,000    Boone County, School District Finance
              Corp., School Building Revenue,
              6.70%, 9/1/07, Prerefunded 9/1/01 @
              103................................  $  1,062
     395    Boone County, School District Finance
              Corp., School Building Revenue,
              7.10%, 8/1/08, Prerefunded 8/1/00 @
              103................................       413
     200    Campbell & Kenton Counties,
              Sanitation District #1, Sanitation
              District Revenue, 6.38%, 8/1/03,
              ETM................................       203
     465    Campbell & Kenton Counties,
              Sanitation District #1, Sanitation
              District Revenue, 7.13%, 8/1/05,
              ETM................................       472
     415    Clinton County, School District
              Finance Corp., School Building
              Revenue, 6.10%, 6/1/09, Callable
              6/1/02 @ 102.......................       436
     445    Clinton County, School District
              Finance Corp., School Building
              Revenue, 6.10%, 6/1/10, Callable
              6/1/02 @ 102.......................       467
     325    Clinton County, School District
              Finance Corp., School Building
              Revenue, 6.10%, 6/1/11, Callable
              6/1/02 @ 102.......................       341
     510    Clinton County, School District
              Finance Corp., School Building
              Revenue, 6.10%, 6/1/12, Callable
              6/1/02 @ 102.......................       535
     345    Danville, Hospital Revenue, Esphraim
              McDowell Region, 6.40%, 4/1/00,
              FGIC...............................       347
     100    Danville, Multi-City Lease Revenue,
              Metro Sewer District, 6.35%,
              2/1/02, Prerefunded 2/1/01 @ 102,
              MBIA...............................       104
     225    Danville, Multi-City Lease Revenue,
              Metro Sewer District, 6.50%,
              2/1/04, Prerefunded 2/1/01 @ 102,
              MBIA...............................       235
     500    Daviess County, Hospital Revenue,
              Owensboro-Daviess County, 6.00%,
              8/1/04, Callable 8/1/02 @ 102,
              MBIA...............................       522
   4,500    Development Finance Authority,
              Hospital Revenue, Elizabeth, Med-A,
              6.00%, 11/1/10, Callable 11/1/01 @
              100, FGIC..........................     4,592
     250    Eastern Kentucky University, Revenue,
              Construction Educational Buildings,
              Series 0, 6.70%, 5/1/07,
              Prerefunded 5/1/01 @ 102, AMBAC....       262
     425    Economic Development Finance
              Authority, Hospital Revenue,
              Catholic Health Initiatives
              Hospital, 5.38%, 12/1/11, Callable
              6/1/08 @ 101.......................       414

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
$  1,000    Fayette County, School District
              Finance Corp., School Building
              Revenue, 5.50%, 9/1/18, Callable
              9/15/09 @101.......................  $    957
     655    Fayette County, School District
              Finance Corp., School Building
              Revenue, 6.00%, 5/1/02, Callable
              5/1/00 @ 102.......................       672
   1,300    Fayette County, School District
              Finance Corp., School Building
              Revenue, 5.38%, 1/1/17, Callable
              1/1/07 @ 102.......................     1,231
   1,255    Fayette County, School District
              Finance Corp., School Building
              Revenue, Series A, 5.35%, 1/1/13,
              Callable 1/1/07 @ 102..............     1,235
   1,500    Greater Housing Assistance Corp.,
              Mortgage Revenue, Series A, 5.90%,
              2/1/14, Callable 2/1/03 @ 100,
              FHA................................     1,484
     200    Hardin County, Water District #1,
              Waterworks Revenue, 6.70%, 9/1/05,
              Callable 3/1/01 @ 102..............       208
     110    Henderson Electric Light & Power
              Revenue, 5.70%, 3/1/03, Callable
              3/1/00 @ 100.......................       110
   1,025    Higher Education Student Loan Corp.,
              Insured Student Loan Revenue,
              Series C, 6.50%, 6/1/02, GSL.......     1,062
   1,500    Higher Education Student Loan Corp.,
              Insured Student Loan Revenue,
              Series C, AMT, 5.45, 6/1/03, GSL...     1,526
   1,705    Higher Education Student Loan Corp.,
              Insured Student Loan Revenue,
              Series D, AMT, 7.00%, 12/1/06,
              Callable 12/1/01 @ 102, GSL........     1,791
     500    Housing Corp., Revenue, Series A,
              5.40%, 1/1/05, Callable 7/1/03 @
              102, FHA, VA.......................       509
     500    Housing Corp., Revenue, Series A,
              5.50%, 1/1/06, Callable 7/1/03 @
              102, FHA, VA.......................       509
     500    Housing Corp., Revenue, Series A,
              5.60%, 1/1/07, Callable 7/1/03 @
              102, FHA, VA.......................       507
     760    Housing Corp., Revenue, Series A,
              7.40%, 1/1/10, Callable 7/1/00 @
              102, FHA, VA.......................       781
     400    Housing Corp., Revenue, Series B,
              5.85%, 7/1/00, FHA, VA.............       402

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
$    275    Housing Corp., Revenue, Series B,
              6.20%, 7/1/03, Callable 7/1/02 @
              102, FHA, VA.......................  $    282
   1,745    Housing Corp., Revenue, Series D,
              5.80%, 7/1/13, Callable 7/1/06 @
              102................................     1,773
     410    Infrastructure Authority, Revenue,
              Governmental Agencies Program,
              5.25%, 8/1/04, Callable 8/1/03 @
              102................................       416
     500    Infrastructure Authority, Revenue,
              Governmental Agencies Program,
              5.40%, 8/1/06, Callable 8/1/03 @
              102................................       507
      80    Infrastructure Authority, Revenue,
              Governmental Agencies Program,
              6.00%, 8/19/11, Callable 8/1/01 @
              100................................        81
      30    Infrastructure Authority, Revenue,
              Governmental Agencies Program,
              6.00%, 8/1/11, Prerefunded 8/1/01 @
              100................................        31
     500    Infrastructure Authority, Revenue,
              Governmental Agencies Program,
              5.75%, 8/1/13, Callable 8/1/03 @
              102................................       504
   1,000    Infrastructure Authority, Revenue,
              Revolving Fund Program, Series E,
              6.40%, 6/1/04, Callable 6/1/01 @
              102................................     1,045
     710    Infrastructure Authority, Revenue,
              Revolving Fund Program, Series E,
              6.50%, 6/1/05, Callable 6/1/01 @
              102................................       743
     250    Infrastructure Authority, Revenue,
              Revolving Fund Program, Series G,
              6.10%, 6/1/02......................       258
     250    Interlocal School Transportation
              Assoc., Equipment Lease Revenue,
              6.00%, 3/1/01......................       254
     375    Interlocal School Transportation
              Assoc., Equipment Lease Revenue,
              6.00%, 3/1/02......................       385
     135    Jefferson County, Capital Projects,
              7.70%, 6/1/01, ETM.................       141
   2,000    Jefferson County, Capital Projects
              Corp., Revenue, 5.38%, 6/1/18,
              Callable 6/1/09 @ 102, MBIA........     1,878
     725    Jefferson County, Capital Projects
              Revenue, Series A, 6.10%, 8/15/07,
              Callable 2/15/03 @ 102.............       754

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
$  1,000    Jefferson County, Capital Projects
              Revenue, Series A, 5.50%, 4/1/10,
              Callable 4/1/06 @ 102, AMBAC.......  $  1,016
   1,000    Jefferson County, Capital Projects
              Revenue, Series A, 5.50%, 4/1/11,
              Callable 4/1/06 @ 102, AMBAC.......     1,009
     500    Jefferson County, Capital Projects,
              First Mortgage Revenue, 6.38%,
              12/1/07, ETM.......................       526
   1,500    Jefferson County, Health Facilities
              Revenue, Alliant Hospital, 5.00%,
              10/1/13, Callable 10/1/07 @ 101,
              MBIA...............................     1,383
     500    Jefferson County, Health Facilities
              Revenue, Jewish Hospital Healthcare
              Services, Inc., 6.05%, 5/1/02,
              AMBAC..............................       516
   1,000    Jefferson County, Health Facilities
              Revenue, Jewish Hospital Healthcare
              Services, Inc., 6.10%, 5/1/03,
              Callable 5/1/02 @ 102, AMBAC.......     1,043
     300    Jefferson County, Health Facilities
              Revenue, Jewish Hospital Healthcare
              Services, Inc., 6.20%, 5/1/04,
              Callable 5/1/02 @ 102, AMBAC.......       315
     500    Jefferson County, Health Facilities
              Revenue, Jewish Hospital Healthcare
              Services, Inc., 6.38%, 5/1/08,
              Callable 5/1/02 @ 102, AMBAC.......       526
     930    Jefferson County, Health Facilities
              Revenue, Jewish Hospital Healthcare
              Services, Inc., 5.65%, 1/1/10,
              Callable 1/1/07 @ 102..............       932
   1,325    Jefferson County, Hospital Revenue,
              Series C, 6.20%, 10/1/04, Callable
              10/1/02 @ 102, MBIA................     1,392
     675    Jefferson County, Hospital Revenue,
              Series C, 6.20%, 10/1/04,
              Prerefunded 10/1/02 @ 102, MBIA....       713
     700    Jefferson County, Multi-Family
              Housing Revenue, Kentucky Towers,
              5.00%, 8/20/18, Callable 8/20/08 @
              102, GNMA..........................       618
     550    Jefferson County, PCR, Louisville Gas
              & Electric Co., 7.45%, 6/15/15,
              Callable 6/15/00 @ 102.............       566

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
$    625    Jefferson County, School District
              Finance Corp., School Building
              Revenue, 7.15%, 9/1/04, Prerefunded
              9/1/00 @ 103.......................  $    656
     675    Jefferson County, School District
              Finance Corp., School Building
              Revenue, 7.20%, 9/1/05, Prerefunded
              9/1/00 @ 103.......................       709
   1,430    Jefferson County, School District
              Finance Corp., School Building
              Revenue, 5.25%, 7/1/07, Callable
              7/1/05 @ 102, MBIA.................     1,446
   3,320    Jefferson County, School District
              Finance Corp., School Building
              Revenue, Series A, 5.25%, 1/1/19,
              Callable 7/1/09 @101, FSA..........     3,020
     540    Jefferson County, School District
              Finance Corp., School Building
              Revenue, Series B, 6.00%, 1/1/04,
              Callable 7/1/02 @102, MBIA.........       564
     460    Jefferson County, School District
              Finance Corp., School Building
              Revenue, Series B, 6.00%, 1/1/04,
              Prerefunded 7/1/02 @102, MBIA,
              ETM................................       483
   1,000    Jefferson County, School District
              Finance Corp., School Building
              Revenue, Series B, 5.25%, 6/1/17,
              Callable 7/1/09 @ 101, FSA.........       926
   1,500    Jefferson County, School District
              Finance Corp., School Building
              Revenue, Series C, 4.50%, 2/1/17,
              Callable 2/1/09 @ 101, MBIA........     1,234
   2,315    Junction City, College Revenue,
              Centre College Project, 5.70%,
              4/1/12, Callable 4/1/07 @ 102......     2,331
     500    Kenton County, Airport Revenue,
              International, Series AR-A, AMT,
              6.10%, 3/1/04, Callable 3/1/02 @
              101, FSA...........................       516
   1,000    Kenton County, Airport Revenue,
              International, Series AR-A, AMT,
              6.20%, 3/1/05, Callable 3/1/02 @
              101, FSA...........................     1,033
   1,050    Kenton County, Airport Revenue,
              International, Series AR-A, AMT,
              6.30%, 3/1/15, Callable 3/1/02 @
              101, FSA...........................     1,065
     500    Kenton County, Airport Revenue,
              International, Series B, AMT,
              5.75%, 3/1/07, Callable 3/1/03 @
              102, FSA...........................       505

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
$    500    Kenton County, Airport Revenue,
              International, Series B, AMT,
              5.75%, 3/1/08, Callable 3/1/03 @
              102, FSA...........................  $    505
     200    Kenton County, School District
              Finance Corp., School Building
              Revenue, 6.30%, 12/1/00, ETM.......       204
     100    Kenton County, School District
              Finance Corp., School Building
              Revenue, 6.50%, 12/1/02,
              Prerefunded 12/1/01 @ 102..........       105
     325    Kenton County, School District
              Finance Corp., School Building
              Revenue, 5.25%, 7/1/07, Callable
              7/1/03 @ 102.......................       329
     495    Kenton County, Water District,
              Waterworks Revenue, District #001,
              6.30%, 2/1/02, FGIC................       512
   1,015    Kenton County, Water District,
              Waterworks Revenue, District #001,
              6.38%, 2/1/04, Callable 2/1/02 @
              103, FGIC..........................     1,074
     175    Lexington-Fayette Urban County
              Government, Economic Development
              Revenue, 7.54%, 12/1/03............       174
     335    Lexington-Fayette Urban County
              Government, Public Facilities
              Corp., Capital Projects Mortgage
              Revenue, 6.20%, 4/1/05, Prerefunded
              4/1/02 @ 102.......................       352
     355    Lexington-Fayette Urban County
              Government, Public Facilities
              Corp., Capital Projects Mortgage
              Revenue, 6.30%, 4/1/06, Prerefunded
              4/1/02 @ 102.......................       374
     380    Lexington-Fayette Urban County
              Government, Public Facilities
              Corp., Capital Projects Mortgage
              Revenue, 6.40%, 4/1/07, Prerefunded
              4/1/02 @ 102.......................       401
     405    Lexington-Fayette Urban County
              Government, Public Facilities
              Corp., Capital Projects Mortgage
              Revenue, 6.40%, 4/1/08, Prerefunded
              4/1/02 @ 102.......................       428
     425    Lexington-Fayette Urban County
              Government, Public Facilities
              Corp., Capital Projects Mortgage
              Revenue, 6.40%, 4/1/09, Prerefunded
              4/1/02 @ 102.......................       449

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
$    425    Lexington-Fayette Urban County
              Government, Public Facilities
              Corp., Greenspace Project Revenue,
              6.75%, 12/1/05, Prerefunded 12/1/00
              @ 102..............................  $    444
     240    Lexington-Fayette Urban County
              Government, Public Facilities
              Corp., Greenspace Project Revenue,
              6.75%, 12/1/07, Prerefunded 12/1/00
              @ 102..............................       251
     430    Lexington-Fayette Urban County
              Government, Public Facilities
              Corp., Mortgage Revenue, 6.75%,
              7/1/07, Prerefunded 7/1/00 @ 102...       444
     500    Lexington-Fayette Urban County
              Government, Public Facilities
              Corp., Sewer System Revenue, 6.35%,
              7/1/07, Callable 7/1/02 @ 102,
              MBIA...............................       527
     935    Lexington-Fayette Urban County
              Government, Revenue, University of
              Kentucky Alumni Assoc., Inc.,
              6.50%, 11/1/07, Prerefunded 11/1/04
              @ 102, MBIA........................     1,019
   1,000    Lexington-Fayette Urban County
              Government, Revenue, University of
              Kentucky Alumni Assoc., Inc.,
              5.00%, 11/1/14, Callable 11/1/08 @
              102, MBIA..........................       925
   1,930    Lexington-Fayette Urban County
              Government, Sewer System Revenue,
              6.35%, 7/1/09, Callable 7/1/02 @
              102, MBIA..........................     2,037
   1,065    Lexington-Fayette Urban County
              Revenue, 5.13%, 10/1/16, Callable
              7/15/08 @ 102, FSA.................       977
   1,500    Lexington-Fayette Urban County
              Revenue, 5.13%, 8/1/18, Callable
              8/1/08 @ 102, MBIA.................     1,340
   1,420    Louisville & Jefferson County,
              Airport Authority Revenue, AMT,
              6.00%, 7/1/10, Callable 7/1/07 @
              102, MBIA..........................     1,478
   1,500    Louisville & Jefferson County,
              Metropolitan Sewer District, Sewer
              Revenue, Series A, 5.50%, 5/15/15,
              Callable 11/15/09 @ 101, FGIC......     1,463

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
$    825    Louisville & Jefferson County, Sewer
              & Drain System Revenue, 6.40%,
              5/15/08, Prerefunded 11/15/04 @
              102, AMBAC.........................  $    896
     205    Louisville Parking Authority Revenue,
              6.60%, 12/1/03, Prerefunded 6/1/01
              @ 103..............................       217
     300    Louisville Public Properties Corp.,
              First Mortgage Revenue, 6.00%,
              4/1/05, Callable 4/1/00 @ 102......       307
     295    Louisville Public Properties Corp.,
              First Mortgage Revenue, 6.15%,
              12/1/05, Prerefunded 12/1/02 @
              102................................       312
     200    Louisville Public Properties Corp.,
              First Mortgage Revenue, 6.40%,
              12/1/07, Prerefunded 12/1/02 @
              102................................       213
   1,000    Louisville Water Works Board, Water
              System Revenue, Louisville Water
              Co., 5.40%, 11/15/04, Callable
              11/15/00 @ 102.....................     1,017
     500    Louisville Water Works Board, Water
              System Revenue, Louisville Water
              Co., 5.63%, 11/15/07, Callable
              11/15/00 @ 102.....................       509
   1,540    Louisville Water Works Board, Water
              System Revenue, Louisville Water
              Co., 5.75%, 11/15/09, Callable
              11/15/00 @ 102.....................     1,573
   1,530    Louisville Water Works Board, Water
              System Revenue, Louisville Water
              Co., 5.75%, 11/15/10, Callable
              11/15/00 @ 102.....................     1,562
   1,000    McCracken County, Hospital Revenue,
              Mercy Health System, Series A,
              6.20%, 11/1/05, Callable 11/1/04 @
              102, MBIA..........................     1,065
   2,090    McCracken County, Hospital Revenue,
              Mercy Health System, Series A,
              6.40%, 11/1/07, Callable 11/1/04 @
              102, MBIA..........................     2,255
     505    McCreary County, School District
              Finance Corp., School Building
              Revenue, 6.60%, 10/1/08, Callable
              10/1/01 @ 103......................       536
     215    Mercer County, School District
              Finance Corp., School Building
              Revenue, 6.38%, 12/1/07, Callable
              12/1/01 @ 102......................       228

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
$    300    Morehead State University, Housing &
              Dining System Revenue, Series I,
              6.10%, 11/1/05, Callable 11/1/01 @
              102, AMBAC.........................  $    313
     200    Morehead State University, Housing &
              Dining System Revenue, Series M,
              6.30%, 11/1/08, Callable 11/1/01 @
              102, AMBAC.........................       209
     215    Muhlenberg County, School District
              Finance Corp., School Building
              Revenue, 5.85%, 8/1/09, Callable
              8/1/02 @ 102.......................       223
     750    Muhlenberg County, School District
              Finance Corp., School Building
              Revenue, Second Series, 5.85%,
              8/1/10, Callable 8/1/02 @ 102......       773
     240    Murray State University, Revenue,
              Series G -- Second Series, 5.60%,
              5/1/06, Callable 5/1/03 @ 102......       246
     460    Murray State University, Revenue,
              Series G -- Second Series, 5.60%,
              5/1/07, Callable 5/1/03 @ 102......       469
     530    Northern Kentucky University,
              Educational Buildings Revenue,
              6.10%, 5/1/06, Callable 5/1/02 @
              102, AMBAC.........................       557
     250    Owensboro, Electric Light & Power
              Revenue, 6.75%, 1/1/03, Callable
              1/1/00 @ 100, ETM..................       258
     205    Paducah Electric Plant Board Revenue,
              6.30%, 1/1/08, Callable 1/1/01 @
              102, AMBAC.........................       213
     300    Paducah Waterworks Revenue, 6.10%,
              7/1/00, MBIA.......................       303
     300    Paducah Waterworks Revenue, 6.60%,
              7/1/05, Prerefunded 7/1/01 @ 102,
              MBIA...............................       315
   1,085    Perry County, School District Finance
              Corp., School Building Revenue,
              6.25%, 7/1/09, Callable 7/1/02 @
              100................................     1,144
     255    Richmond Water, Gas & Sewer Revenue,
              5.00%, 7/1/14, Callable 7/1/08 @
              102, MBIA..........................       236
     100    Richmond Water, Gas & Sewer Revenue,
              5.00%, 7/1/14, Callable 7/1/08 @
              102, MBIA..........................        93

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
$  1,000    Shelby County, School District
              Finance Corp., School Building
              Revenue, 5.00%, 5/1/16, Callable
              5/1/09 @ 101.......................  $    903
     545    Shelby County, School District
              Finance Corp., School Building
              Revenue, 6.10%, 9/1/02, Callable
              9/1/01 @ 103.......................       574
     100    Shelby County, School District
              Finance Corp., School Building
              Revenue, 6.25%, 9/1/03, Callable
              9/1/01 @ 103.......................       106
     500    Shelby County, School District
              Finance Corp., School Building
              Revenue, 6.50%, 9/1/05, Callable
              9/1/01 @ 103.......................       529
     200    Shelby County, School District
              Finance Corp., School Building
              Revenue, 6.50%, 9/1/07, Callable
              9/1/01 @ 103.......................       212
   1,245    State Economic Development Finance
              Authority, Hospital Revenue,
              Southern Central Nursing Homes,
              6.00%, 7/1/27, Callable 1/1/08 @
              105, FHA, MBIA.....................     1,220
   2,000    State Property & Buildings
              Commission, Revenue, Project #64,
              5.75%, 5/1/14, Callable 11/1/09 @
              100................................     2,017
     535    State Property & Buildings
              Commission, Revenue, Project #26,
              7.40%, 6/1/00......................       542
   1,475    State Property & Buildings
              Commission, Revenue, Project #53,
              6.25%, 10/1/02, Callable 10/1/01 @
              102................................     1,536
   1,000    State Property & Buildings
              Commission, Revenue, Project #54,
              5.90%, 9/1/07, Callable 9/1/02 @
              102................................     1,034
   1,000    State Property & Buildings
              Commission, Revenue, Project #56,
              5.70%, 9/1/06, Callable 9/1/04 @
              102................................     1,039
   1,000    State Property & Buildings
              Commission, Revenue, Project #56,
              5.80%, 9/1/07, Callable 9/1/04 @
              102................................     1,041
   1,000    State Property & Buildings
              Commission, Revenue, Project #59,
              5.30%, 5/1/07, Callable 11/1/05 @
              102................................     1,014
   1,000    State Property & Buildings
              Commission, Revenue, Project #59,
              5.38%, 11/1/09, Callable 11/1/05 @
              102................................     1,010
   1,000    State Property & Buildings
              Commission, Revenue, Project #63,
              5.10%, 11/1/18, Callable 11/1/09 @
              100................................       891

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
$    275    State Property & Buildings
              Commission, Revenue, Toyota Corp.,
              6.40%, 11/1/01.....................  $    284
     200    State Turnpike Authority, Economic
              Development, Recovery Road Revenue,
              6.13%, 7/1/07, ETM.................       207
     500    State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 7.13%,
              5/15/01, Prerefunded 5/15/00 @
              101.5..............................       513
     750    State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.70%,
              1/1/03.............................       769
   1,000    State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.20%,
              7/1/03, AMBAC......................     1,017
   1,000    State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.40%,
              7/1/05, AMBAC......................     1,025
   1,000    State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 7.38%,
              5/15/07, Prerefunded 5/15/00 @
              101.5..............................     1,027
   1,000    State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 6.50%,
              7/1/08, AMBAC......................     1,095
   2,750    State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.50%,
              7/1/08, AMBAC......................     2,829
   1,000    State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.50%,
              7/1/09, AMBAC......................     1,026
   1,000    State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 0.00%,
              1/1/10, FGIC.......................       580

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
$  2,600    State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.63%,
              7/1/10, Callable 7/1/05 @ 102,
              AMBAC..............................  $  2,649
     500    State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.75%,
              7/1/11, Callable 7/1/05 @ 102,
              AMBAC..............................       511
     465    State Turnpike Authority, Resource
              Recovery Revenue, 6.63%, 7/1/08,
              ETM................................       492
   1,000    State Turnpike Authority, Resource
              Recovery Revenue, 1985 Series A,
              6.00%, 7/1/09, Callable 7/1/00 @
              100................................     1,001
     185    State Turnpike Authority, Toll Road
              Revenue Refunding, 6.13%, 7/1/08,
              ETM................................       192
   1,000    University of Kentucky, Community
              Colleges, Educational Buildings
              Revenue, 6.60%, 5/1/01.............     1,027
     535    University of Kentucky, Community
              Colleges, Educational Buildings
              Revenue, 6.30%, 5/1/02, Callable
              11/1/01 @ 102......................       554
     475    University of Kentucky, Community
              Colleges, Educational Buildings
              Revenue, Southeast, 6.30%, 5/1/05,
              Callable 11/1/01 @ 102.............       497
   1,000    University of Louisville, Revenue,
              Construction of Educational
              Buildings, Series I, 5.38%, 5/1/06,
              Callable 5/1/03 @ 102..............     1,018
     500    University of Louisville, Revenue,
              Construction of Educational
              Buildings, Series I, 5.40%, 5/1/07,
              Callable 5/1/03 @ 102..............       508
     500    University of Louisville, Revenue,
              Construction of Educational
              Buildings, Series I, 5.40%, 5/1/08,
              Callable 5/1/03 @ 102..............       506

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
$    500    University of Louisville, Revenue,
              Construction of Educational
              Buildings, Series I, 5.40%, 5/1/09,
              Callable 5/1/03 @ 102..............  $    504
     330    Versailles County, Water & Sewer,
              6.30%, 12/1/09, Callable 12/1/01 @
              103................................       350
     950    Winchester Utilities Revenue, 5.30%,
              7/1/09, Callable 7/1/03 @ 102......       948
                                                   --------
                                                    126,878
                                                   --------
Louisiana (1.4%):
   4,300    New Orleans Home Mortgage Authority,
              Single Family Mortgage Revenue,
              Series A, 0.00%, 10/1/15, MBIA,
              ETM................................     1,676
   1,000    Public Facilities Authority, Revenue,
              Series B, 0.00%, 12/1/19, ETM......       294
                                                   --------
                                                      1,970
                                                   --------
Mississippi (0.6%):
   2,500    Home Corp., Single Family Mortgage
              Revenue, 0.00%, 9/15/16, Callable
              3/15/04 @ 41.70, ETM...............       827
                                                   --------
Ohio (0.8%):
   2,685    Housing Financial Agency, Single
              Family Mortgage Revenue, 0.00%,
              1/15/15, Prerefunded 7/15/13 @
              86.08..............................     1,060
                                                   --------
Texas (0.8%):
   1,000    Central Housing Finance Corp., Single
              Family Mortgage Revenue, Series A,
              0.00%, 9/1/16, ETM, VA.............       366
   1,850    Port Arthur Housing Financial Corp.,
              Single Family Mortgage Revenue,
              0.00%, 3/1/15......................       747
                                                   --------
                                                      1,113
                                                   --------
  Total Municipal Bonds                             136,534
                                                   --------
INVESTMENT COMPANIES (0.0%):
      21    One Group Municipal Money Market
              Fund, Class I......................        21
       8    Provident Municipal Cash Fund........         8
                                                   --------
  Total Investment Companies                             29
                                                   --------
Total (Cost $135,550) (a)                          $136,563
                                                   ========

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

------------

Percentages indicated are based on net assets of $138,786.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation......................  $ 2,928
Unrealized depreciation......................   (1,915)
                                               -------
Net unrealized appreciation..................  $ 1,013
                                               =======

AMBAC       Insured by AMBAC Indemnity Corp.
AMT         Alternative Minimum Tax Paper
ETM         Escrowed to Maturity
FGIC        Insured by Federal Guarantee Insurance Corp.
FHA         Federal Housing Administration
FSA         Supported by Federal Security Assurance
GNMA        Supported by Government National Mortgage Association
GSL         Guaranteed Student Loans
MBIA        Insured by Municipal Bond Insurance Association
PCR         Pollution Control Revenue
VA          Veterans Administration

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS (97.8%):
Louisiana (97.1%):
 $  100     Alexandria, Utilities Revenue, 5.25%,
              5/1/11, FGIC.......................  $     99
  1,165     Ascension Parish, Gravity Drain,
              Sales & Use Tax Revenue, 5.40%,
              12/1/07, Callable 12/1/06 @ 100,
              FGIC...............................     1,186
  1,230     Ascension Parish, Gravity Drain,
              Sales & Use Tax Revenue, 5.50%,
              12/1/08, Callable 12/1/06 @ 100,
              FGIC...............................     1,255
  2,500     Bastrop, Industrial Development
              Board, PCR, International Paper Co.
              Project, 6.90%, 3/1/07, Callable
              3/1/02 @ 102.......................     2,612
    765     Baton Rouge, Public Improvements,
              Sales & Use Tax Revenue, 6.38%,
              8/1/09, Callable 8/1/01 @ 101.50,
              FSA................................       797
    200     Baton Rouge, Sales & Use Tax Revenue,
              6.00%, 8/1/08, Prerefunded 8/1/01 @
              101.50, FSA........................       207
    805     Bossier City, Public Improvements,
              Sales & Use Tax Revenue, Series ST,
              6.20%, 11/1/07, Callable 11/1/01 @
              102, AMBAC.........................       841
  1,415     Caddo Parish, GO, 5.25%, 2/1/06,
              Callable 2/1/05 @ 100, MBIA........     1,431
    750     Caddo Parish, GO, 5.25%, 2/1/08,
              Callable 2/1/05 @ 100, MBIA........       754
    470     Caddo Parish, Industrial Development
              Board, Wal-Mart Stores, Inc.
              Project, 5.95%, 11/1/07, Callable
              11/1/00
              @ 100..............................       472
     70     East Baton Rouge, Mortgage Financing
              Authority, Series B, 5.30%,
              10/1/14............................        66
    500     East Baton Rouge Parish, Sales & Use
              Tax Revenue, 5.90%, 2/1/16, FGIC...       502
  1,410     East Baton Rouge Parish, Public
              Improvements, Sales & Use Tax
              Revenue, Series A, 5.50%, 2/1/11,
              Callable 2/1/09 @ 101, FGIC........     1,420
  1,595     East Baton Rouge Parish, Public
              Improvements, Sales & Use Tax
              Revenue, Series A, 5.50%, 8/1/14,
              Callable 2/1/09 @ 101, FGIC........     1,564
  1,310     East Baton Rouge Parish, Sales & Use
              Tax Revenue, 5.50%, 2/1/15,
              Callable 2/1/09 @ 101..............     1,271
    500     East Baton Rouge Parish, Sales & Use
              Tax Revenue, Series ST, 5.80%,
              2/1/07, Callable 2/1/05 @ 101.50,
              FGIC...............................       522

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $  845     East Baton Rouge Parish, Sales & Use
              Tax Revenue, Series ST, 5.80%,
              2/1/08, Callable 2/1/05 @ 101.50,
              FGIC...............................  $    880
    910     East Baton Rouge Parish, Sales & Use
              Tax Revenue, Series ST, 5.80%,
              2/1/09, Callable 2/1/05 @ 101.50,
              FGIC...............................       944
  1,085     East Baton Rouge Parish, Series ST,
              5.15%, 2/1/05, Callable 2/1/03 @
              101.50.............................     1,089
  1,000     East Baton Rouge Parish, Series ST,
              5.10%, 2/1/07, Callable 2/1/06
              @101.50, FGIC......................     1,002
  2,280     East Baton Rouge Parish, Series ST-A,
              8.00%, 2/1/02, FGIC................     2,429
  3,500     Government Facilities Revenue, 5.25%,
              12/1/18, AMBAC.....................     3,214
    225     Gretna, Refunding - Sales Tax
              Revenue, 5.20%, 6/1/06, AMBAC......       226
  1,560     Houma, Utilities Revenue, 6.13%,
              1/1/07, Callable 1/1/02 @ 102,
              FGIC...............................     1,628
  1,000     Housing Finance Agency, Single Family
              Mortgage, Revenue, 6.65%, 6/1/15,
              Callable 12/1/07 @ 104,
              GNMA/FNMA..........................     1,039
  1,915     Housing Finance Agency, Single Family
              Mortgage, Revenue, 5.60%, 12/1/17,
              Callable 12/1/7 @ 102..............     1,803
    205     Housing Finance Agency, Single Family
              Mortgage, Revenue, Series A-1,
              5.70%, 6/1/15, Callable 6/1/05 @
              102................................       202
    750     Housing Finance Agency, Single Family
              Mortgage, Revenue, Series B, 6.00%,
              6/1/15.............................       747
    465     Housing Finance Agency, Single Family
              Mortgage, Revenue, Series D-2, AMT,
              6.10%, 12/1/11, Callable 12/1/06
              @ 102..............................       472
  1,000     Housing Financing Authority Mortgage
              Revenue, Single Family, Series B,
              FNMA/GNMA Collateralized, 5.50%,
              12/1/22, Callable 6/1/07 @ 102.....       923
    780     Iberia Home Mortgage Authority,
              Single Family Mortgage, Revenue,
              7.38%, 1/1/11, Callable 7/1/03 @
              103................................       813
    250     Iberville School District #5, 5.75%,
              10/1/03, FSA.......................       259

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $  250     Jefferson Parish, Ad Valorem Property
              Tax, GO, Series A, 5.25%, 9/1/05,
              FGIC...............................  $    254
  1,680     Jefferson Parish, Drain Sales Tax
              Revenue, 6.50%, 11/1/06,
              Prerefunded 11/1/01 @ 100, AMBAC...     1,739
    300     Jefferson Parish, Hospital Services
              Revenue, District #1, 5.10%,
              1/1/05, Callable 1/1/04 @ 102,
              FGIC...............................       301
    700     Jefferson Parish, Sales & Use Tax
              Revenue, 5.00%, 2/1/13, Callable
              2/1/06 @ 102, AMBAC................       654
    500     Jefferson Parish, School Board Sales
              & Use Tax Revenue, 6.05%, 2/1/02,
              MBIA...............................       514
  1,100     Jefferson Parish, School Board Sales
              & Use Tax Revenue, 6.15%, 2/1/03,
              Callable 2/1/02 @ 102, MBIA........     1,145
  2,060     Jefferson Parish, School Board Sales
              & Use Tax Revenue, 6.25%, 2/1/08,
              Callable 2/1/02 @ 102, MBIA........     2,153
  2,070     Jefferson Parish, School Board Sales
              & Use Tax Revenue, 0.00%, 9/1/09,
              FSA................................     1,230
  3,225     Jefferson, Sales Tax District,
              Special Tax Revenue, 6.75%,
              12/1/06, Callable 12/1/02 @ 100,
              FGIC...............................     3,388
  1,000     Jefferson, Sales Tax District,
              Special Tax Revenue, 0.00%,
              12/1/13, FSA.......................       451
    855     Kenner, Sales & Use Tax Revenue,
              5.75%, 6/1/06, Callable 6/1/02 @
              103, FGIC..........................       885
    505     Lafayette Parish, Public Improvement
              Sales Tax Revenue, Series A, 4.90%,
              3/1/03, FGIC.......................       508
    200     Lafayette Parish, Public Improvement
              Sales Tax Revenue, 5.50%, 3/1/07,
              Callable 3/1/03 @ 102, FGIC........       204
  1,000     Lafayette Parish, Public Improvement
              Sales Tax Revenue, Series B, 5.35%,
              3/1/13, Callable 3/1/09 @ 101.50...       979
    250     Lafayette Parish, Public Power
              Authority, 5.00%, 11/1/06, Callable
              11/1/03 @ 102, AMBAC...............       250
    510     Lafayette Parish, Public Power
              Authority, 5.30%, 11/1/07, Callable
              11/1/01 @ 102, AMBAC...............       514

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $  250     Lafayette Parish, Public Power
              Authority, 5.25%, 11/1/09, Callable
              11/1/03 @ 102, AMBAC...............  $    250
    575     Lafayette Parish, School Board Sales
              Tax Revenue, 4.88%, 4/1/04, FSA....       577
  1,695     Lafayette Public Improvement, Sales
              Tax Revenue, Series B, 5.45%,
              3/1/14, Callable 3/1/09 @ 101.50...     1,660
  1,985     Lafayette Public Improvement, Sales
              Tax Revenue, Series B, 5.60%,
              3/1/17, Callable 3/1/09 @ 101.50...     1,930
    750     Lafourche Parish, Hospital Service,
              District #3, Hospital Revenue,
              5.50%, 10/1/04, Callable 10/1/03 @
              102................................       756
    900     Lafourche Parish, School
              Improvements, GO, 5.00%, 2/1/16,
              Callable 2/1/08 @ 100, FSA.........       807
    650     Lafourche Parish, Water District #1,
              Water Revenue, 5.63%, 1/1/01.......       656
    500     Lincoln Parish, School District #1,
              GO, Ruston, 6.20%, 3/1/03, Callable
              3/1/01 @ 100, MBIA.................       509
  1,465     Lincoln Parish, School District #1,
              GO, Ruston, 6.40%, 3/1/05, Callable
              3/1/01 @ 100, MBIA.................     1,496
    150     Louisiana State University,
              Agricultural & Mechanical College,
              5.40%, 7/1/05, Callable 7/1/04 @
              102, FGIC..........................       153
    250     Louisiana State University,
              Agricultural & Mechanical College,
              5.50%, 7/1/06, Callable 7/1/04 @
              102, FGIC..........................       257
    500     Louisiana State University,
              Agricultural & Mechanical College,
              5.75%, 7/1/14, Callable 7/1/04 @
              102, FGIC..........................       500
  1,120     Louisiana State University,
              Agricultural & Mechanical College,
              University Revenue, 5.50%, 7/1/13,
              Callable 7/1/06 @ 102, MBIA........     1,109
  1,580     Louisiana State University,
              Agricultural & Mechanical College,
              University Revenue, 6.00%, 7/1/07,
              Callable 7/1/06 @ 102, MBIA........     1,670
  1,300     Monroe Parish, Special School
              District, GO, 7.00%, 3/1/02,
              MBIA...............................     1,362
  1,390     Monroe Parish, Special School
              District, GO, 7.00%, 3/1/03,
              MBIA...............................     1,481
  1,230     Monroe Parish, Special School
              District, GO, 5.35%, 3/1/05,
              FGIC...............................     1,255

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $1,320     Monroe Parish, Special School
              District, GO, 5.35%, 3/1/06,
              Callable 3/1/05 @ 100, FGIC........  $  1,341
    500     Monroe Parish, Special School
              District, GO, 5.35%, 3/1/09,
              Callable 3/1/05 @ 100, FGIC........       503
  1,000     New Orleans, 5.13%, 12/1/18, Callable
              12/1/07 @ 100, AMBAC...............       892
    500     New Orleans Home Mortgage, Special
              Obligation, 6.25%, 1/15/11, ETM....       539
  1,215     New Orleans Sewer Service, Revenue,
              6.25%, 6/1/07, FGIC................     1,302
  1,000     New Orleans Sewer Service, Revenue,
              5.25%, 6/1/11, Callable 6/1/07 @
              101, FGIC..........................       985
  1,500     New Orleans Sewer Service, Revenue,
              5.00%, 6/1/18, Callable 6/1/08 @
              101, MBIA..........................     1,326
  1,000     New Orleans, Audubon Park, Revenue,
              5.00%, 4/1/12, Callable 4/1/07 @
              101, MBIA..........................       948
    350     New Orleans, GO, 5.85%, 11/1/09,
              Prerefunded 11/1/05 @ 100, FGIC....       367
  1,000     New Orleans, GO, 5.88%, 10/1/11,
              Callable 10/1/05 @ 101, AMBAC......     1,026
  2,000     New Orleans, GO, 0.00%, 9/1/16,
              AMBAC..............................       737
  4,935     New Orleans, GO, 0.00%, 9/1/17,
              AMBAC..............................     1,695
  1,000     New Orleans, GO, Series B, 5.00%,
              12/1/12, Callable 12/1/08 @ 102,
              FSA................................       945
    550     New Orleans, Public Improvement, GO,
              5.85%, 11/1/07, Prerefunded 11/1/05
              @ 100, FGIC........................       577
    250     Orleans Parish School Board, Public
              School Capital Refinancing, 5.00%,
              12/1/05, MBIA......................       251
    555     Orleans Parish School Board, Public
              School Capital Refinancing, 6.00%,
              6/1/09, MBIA.......................       587
    250     Orleans Parish School District, GO,
              5.30%, 9/1/10, Callable 9/1/05 @
              100, MBIA..........................       250
  1,000     Orleans Parish School District, GO,
              Series A, 5.13%, 9/1/13, Callable
              3/1/08 @ 100, MBIA.................       946

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $1,000     Ouachita Parish, East Ouachita School
              District, GO, 5.00%, 3/1/19,
              Callable 3/1/09 @ 100, FGIC........  $    874
  1,000     Ouachita Parish, Hospital Service
              District #1, Glenwood Regional
              Medical Center, Health Care
              Revenue, 5.70%, 5/15/16, Callable
              5/15/10 @ 100,
              FSA................................       979
  2,525     Ouachita Parish, Hospital Service
              District #1, Glenwood Regional
              Medical Center, Health Care
              Revenue, 7.50%, 7/1/06, Callable
              7/1/01 @ 102.......................     2,674
  2,000     Ouachita Parish, West Ouachita School
              District, Series A, 6.50%, 3/1/03,
              Callable 3/1/01 @ 102, FSA.........     2,084
  1,440     Plaquemines Parish, GO, 6.40%,
              8/1/04, Callable 8/1/01 @ 102,
              AMBAC..............................     1,504
    420     Plaquemines Parish, Sales & Use Tax
              Revenue, 6.70%, 12/1/08,
              Prerefunded 12/1/01 @ 102..........       444
    410     Plaquemines Parish, Sales & Use Tax
              Revenue, 6.70%, 12/1/09,
              Prerefunded 12/1/01 @ 102..........       433
    605     Plaquemines Parish, School Board,
              Sales & Use Tax Revenue, 6.65%,
              3/1/05, Prerefunded 3/1/02 @ 102...       640
    905     Public Facilities Authority, Hospital
              Revenue, 5.20%, 8/15/10, Callable
              8/15/09 @ 101......................       824
  2,180     Public Facilities Authority, Revenue,
              Alton Ochsner Medical Foundation,
              Series A, 6.30%, 5/15/04, Callable
              5/15/02 @ 102, MBIA................     2,292
    100     Public Facilities Authority, Revenue,
              Alton Ochsner Medical Foundation,
              6.00%, 5/15/17, Callable 5/15/02 @
              100, MBIA..........................       100
  1,000     Public Facilities Authority, Revenue,
              Alton Ochsner Medical Project,
              5.75%, 5/15/11, Callable 5/15/02 @
              100, MBIA..........................     1,018
    400     Public Facilities Authority, Revenue,
              Department of Public Safety, 5.00%,
              8/1/05, AMBAC......................       400
  1,650     Public Facilities Authority, Revenue,
              Dillard University, 5.00%, 2/1/18,
              Callable 2/10/08 @ 102, AMBAC......     1,452

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $1,000     Public Facilities Authority, Revenue,
              Franciscan Missionaries Foundation,
              Series C, 5.38%, 7/1/13, Callable
              7/1/08 @ 101, MBIA.................  $    965
  1,000     Public Facilities Authority, Revenue,
              Indexed Caps, 5.88%, 2/15/11,
              Callable 2/15/03 @ 102, FGIC.......     1,025
    500     Public Facilities Authority, Revenue,
              Lafayette General Medical Center
              Project, 6.05%, 10/1/04, Callable
              10/1/02 @ 102, FSA.................       526
    500     Public Facilities Authority, Revenue,
              Loyola University, 7.20%,
              10/1/00............................       511
  1,960     Public Facilities Authority, Revenue,
              Loyola University, 6.60%, 4/1/05,
              Callable 4/1/02 @ 102..............     2,063
  2,525     Public Facilities Authority, Revenue,
              Loyola University, 5.63%, 10/1/10,
              Callable 10/1/07 @ 102, MBIA.......     2,582
  1,135     Public Facilities Authority, Revenue,
              Mary Bird Perkins Cancer Center,
              5.50%, 1/1/04, FSA.................     1,159
  8,000     Public Facilities Authority, Revenue,
              Multi-Family, Series A, 0.00%,
              2/1/20, ETM........................     2,292
    500     Public Facilities Authority, Revenue,
              Our Lady of Lake Regional Center,
              5.70%, 12/1/04, Callable 12/1/01 @
              102, MBIA..........................       520
    390     Public Facilities Authority, Revenue,
              Our Lady of Lake Regional Center,
              5.90%, 12/1/06, Callable 12/1/01 @
              102, MBIA..........................       407
    945     Public Facilities Authority, Revenue,
              Pendelton Memorial Methodist
              Hospital, 5.00%, 6/1/08............       877
  7,500     Public Facilities Authority, Revenue,
              Series B, 0.00%, 12/1/19, ETM......     2,202
  2,145     Public Facilities Authority, Revenue,
              Tulane University, 6.25%, 7/15/06,
              Callable 7/15/01 @ 102.............     2,230
    735     Public Facilities Authority, Revenue,
              Tulane University, 5.55%, 10/1/07,
              Callable 10/1/06 @ 102, AMBAC......       757
  1,605     Public Facilities Authority, Revenue,
              Tulane University, 5.75%, 10/1/09,
              Callable 10/1/06 @ 102, AMBAC......     1,664

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $  225     Public Facilities Authority, Revenue,
              Tulane University, Series A-1,
              5.80%, 2/15/04, Callable 2/15/03 @
              102,
              FGIC...............................  $    233
  1,235     Public Facilities Authority, Revenue,
              Women's Hospital Foundation, 6.85%,
              10/1/05, Prerefunded 10/1/02 @
              102................................     1,320
    730     Public Facilities Authority, Revenue,
              Women's Hospital Foundation, 5.40%,
              10/1/05, Callable 10/1/04 @ 102,
              FGIC...............................       742
  1,715     Public Facilities Authority, Revenue,
              Women's Hospital Foundation, 5.50%,
              10/1/06, Callable 10/1/04 @ 102,
              FGIC...............................     1,750
    500     Public Facilities Authority, Revenue,
              Women's Hospital Foundation, 6.00%,
              10/1/10, FSA.......................       522
  2,000     Public Facilities Authority, Revenue,
              Xavier University of Louisiana,
              5.13%, 9/1/12, Callable 9/1/07 @
              102,
              MBIA...............................     1,923
  1,475     Rapides Parish, School District #11,
              Rigolette-Series 1990, GO, 6.95%,
              2/1/02, Prerefunded 2/1/00 @ 100,
              FGIC...............................     1,478
  1,000     Shreveport, Certificate of
              Indebtedness, Revenue, Series A,
              5.50%, 10/1/12, Callable 10/1/09 @
              102, AMBAC.........................       998
    480     Shreveport, GO, 6.20%, 3/1/02,
              Prerefunded 3/1/01 @ 100, AMBAC....       490
    480     Shreveport, GO, 5.90%, 2/1/07,
              Callable 2/1/03 @ 100..............       496
    265     Shreveport, GO, 5.15%, 2/1/09,
              Callable 2/1/05 @ 100, AMBAC.......       264
    200     Shreveport, GO, Public Improvements,
              Ad Valorem Property Tax Revenue,
              4.75%, 12/1/09, Callable 12/1/03
              @ 100..............................       186
    930     Shreveport, Water & Sewer Revenue,
              Series A, 7.75%, 12/1/02, FGIC.....     1,006
    500     Shreveport, Water & Sewer Revenue,
              Series A, 6.25%, 12/1/03, FGIC.....       527
    400     Slidell, GO, 5.00%, 3/1/13, Callable
              3/1/06 @ 100, AMBAC................       373
    100     Slidell, Sales & Use Tax Revenue,
              Public Improvement, Series B,
              5.20%, 10/1/05, Callable 10/1/03 @
              101................................       101

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $  200     Slidell, Sales & Use Tax Revenue,
              Public Improvement, Series B,
              5.40%, 10/1/07, Callable 10/1/03 @
              101................................  $    202
  1,000     South Port Community, Port Revenue,
              Cargill, Inc. Project, 5.85%,
              4/1/17, Callable 4/1/07 @ 102......       968
    750     St. Charles Parish, Public
              Improvements, Sales Tax Revenue,
              6.60%, 11/1/07, Callable 11/1/00 @
              102................................       766
  2,350     St. Charles Parish, School District
              #1, GO, 6.45%, 3/1/06, Callable
              3/1/02 @ 100, AMBAC................     2,438
     85     St. James Parish, GO, Ad Valorem
              Property Tax Revenue, 4.80%,
              3/1/05.............................        84
     75     St. James Parish, GO, Ad Valorem
              Property Tax Revenue, 5.20%,
              3/1/08.............................        75
    870     St. John Baptist Parish, School
              District #1, GO, 6.25%, 3/1/05,
              Prerefunded 3/1/02 @ 100...........       899
    250     St. Tammany Parish, School Board
              Sales & Use Tax Revenue, 5.75%,
              4/1/03, Callable 4/1/02 @ 102,
              FGIC...............................       258
    200     St. Tammany Parish, School District
              #12, 6.50%, 3/1/05, Prerefunded
              3/1/01 @ 100, FGIC.................       205
    250     St. Tammany Parish, Sales & Use Tax
              Revenue, 5.75%, 4/1/06, Callable
              4/1/02 @ 102, FGIC.................       258
  1,815     St. Tammany Parish, Hospital Service,
              District #1, Hospital Revenue,
              6.30%, 7/1/07, Callable 7/1/02 @
              102................................     1,908
  1,225     St. Tammany Parish, Public Financing
              Authority Revenue, Christwood
              Project, 5.25%, 11/15/08...........     1,131
  1,000     St. Tammany Parish, Sales & Use Tax
              Revenue, District #3, Series A,
              6.50%, 12/1/02, Callable 12/1/00 @
              102,
              FGIC...............................     1,022
    750     St. Tammany Parish, Sales & Use Tax
              Revenue, District #3, Series A,
              6.50%, 12/1/05, Callable 12/1/00 @
              102,
              FGIC...............................       766
  1,000     Stadium & Exposition District Revenue
              Bond, 5.25%, 7/1/16, Callable
              7/1/09 @ 102, FGIC.................       931

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $1,665     Stadium & Exposition District, Hotel
              Occupancy Tax & Stadium Revenue,
              Series A, 5.65%, 7/1/07, Callable
              7/1/04 @ 102, FGIC.................  $  1,750
    500     State Energy & Power Authority,
              Revenue, 6.00%, 1/1/13, Callable
              1/1/01 @ 100, FGIC.................       505
  1,000     State GO, 5.38%, 8/1/04, FGIC........     1,048
    250     State GO, Series A, 6.00%, 8/1/04,
              FGIC...............................       255
    500     State GO, Series A, 5.50%, 5/15/05,
              MBIA...............................       514
    400     State GO, 5.38%, 8/1/05, MBIA........       409
  1,000     State GO, Series A, 6.00%, 5/1/07,
              Prerefunded 5/1/04 @ 102, AMBAC....     1,063
    750     State GO, Series A, 5.60%, 5/15/07,
              Callable 5/15/05 @ 102, MBIA.......       774
    250     State GO, 5.60%, 8/1/07, MBIA........       258
  1,000     State GO, 5.13%, 4/15/08, Callable
              4/15/07 @ 102, FGIC................       998
    250     State GO, Series A, 5.70%, 5/15/08,
              Callable 5/15/05 @ 100, MBIA.......       258
    250     State GO, 5.60%, 8/1/08, MBIA........       258
  2,000     State GO, Series A, 6.50%, 4/15/06,
              FGIC...............................     2,158
    430     State GO, Series A, 6.00%, 5/1/08,
              Prerefunded 5/1/04 @ 102, AMBAC....       457
  2,875     State GO, Series A, 5.80%, 8/1/10,
              MBIA...............................     2,994
    500     State GO, Series A, 6.10%, 5/1/11,
              Prerefunded 5/1/04 @ 102, AMBAC....       534
  3,500     State GO, Series B, 5.63%, 8/1/13,
              MBIA...............................     3,542
    500     State Miscellaneous Taxes Refunding
              Bond, Series A, 5.70%, 8/1/08,
              MBIA...............................       519
  2,000     State Office Facilities, Corporate
              Lease Revenue, Capitol Complex
              Project, Series A, 5.50%, 3/1/13,
              Callable 3/1/09 @ 101, MBIA........     1,980
  1,650     State Office Facilities, Corporate
              Lease Revenue, Capitol Complex
              Project, Series A, 5.13%, 3/1/16,
              Callable 3/1/09 @ 101, OID, MBIA...     1,505
  1,000     State Office Facilities, Corporate
              Lease Revenue, Capitol Complex
              Project, Series A, 5.38%, 6/1/19,
              Callable 3/1/09 @ 101, OID, MBIA...       920

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $  500     State Offshore Terminal Authority,
              Deepwater Port Revenue, 1st Stage,
              Series B, 6.10%, 9/1/02............  $    514
  1,325     State Offshore Terminal Authority,
              Deepwater Port Revenue, 1st Stage,
              Series B, 6.25%, 9/1/04............     1,381
  1,435     Tangipahoa Parish, Consolidated
              School District #1, GO, 6.15%,
              12/1/07, Callable 12/1/02 @ 100....     1,481
  1,250     Tangipahoa Parish, Hospital Service
              District #1, Hospital Revenue,
              6.13%, 2/1/14, Callable 2/1/04 @
              102, AMBAC.........................     1,278
  1,000     Terrebonne Parish, Hospital Service
              District #1, 5.20%, 4/1/13,
              Callable 4/1/08 @ 102, AMBAC.......       935
    690     Terrebonne Parish, Waterworks
              District #1, Water Revenue, 5.70%,
              11/1/06, Callable 11/1/03 @ 102,
              FGIC...............................       717
    500     Terrebonne Parish, Waterworks
              District #1, Water Revenue, 5.75%,
              11/1/08, Callable 11/1/03 @ 102,
              FGIC...............................       518
                                                   --------
                                                    168,824
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Puerto Rico (0.7%):
 $2,000     Commonwealth Highway & Transportation
              Authority, Transportation Revenue,
              Series A, 0.00%, 7/1/17, AMBAC.....  $    727
  1,480     Puerto Rico Commonwealth, 0.00%,
              7/1/17, OID........................       527
                                                   --------
                                                      1,254
                                                   --------
  Total Municipal Bonds                             170,078
                                                   --------
INVESTMENT COMPANIES (0.7%):
      3     One Group Municipal Money Market
              Fund, Class I......................         3
  1,267     Provident Municipal Cash Fund........     1,267
                                                   --------
  Total Investment Companies                          1,270
                                                   --------
Total (Cost $171,565) (a)                          $171,348
                                                   ========

------------

Percentages indicated are based on net assets of $173,998.
(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation......................  $ 2,531
Unrealized depreciation......................   (2,748)
                                               -------
Net unrealized depreciation..................  $  (217)
                                               =======

AMBAC       Insured by AMBAC Indemnity Corp.
AMT         Alternative Minimum Tax Paper
ETM         Escrowed to Maturity
FGIC        Insured by Federal Guarantee Insurance Corp.
FNMA        Supported by Federal National Mortgage Association
FSA         Supported by Federal Security Assurance
GNMA        Supported by Government National Mortgage Association
GO          General Obligation
MBIA        Insured by Municipal Bond Insurance Association
OID         Original Issue Discount
PCR         Pollution Control Revenue

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Michigan Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS (98.8%):
Louisiana (0.6%):
 $ 4,000    St. Tammany Public Transportation
              Financing Authority, Revenue,
              0.00%, 7/20/14.....................  $  1,731
                                                   --------
Michigan (97.0%):
   2,500    Battle Creek Tax Increment, 5.00%,
              5/1/16, Callable 5/1/08 @ 100,
              MBIA...............................     2,241
   2,080    Bishop International Airport
              Authority, Series B, Revenue,
              5.13%, 12/1/17, ACA................     1,789
   4,500    Caledonia Community Schools, GO,
              5.85%, 5/1/22, Callable 5/1/07 @
              100, MBIA..........................     4,732
   1,250    Central Montcalm Public Schools, GO,
              5.90%, 5/1/19, Callable 5/1/09 @
              100, MBIA..........................     1,244
   1,235    Charlevoix Public School District,
              GO, 5.75%, 5/1/20, Callable 5/1/09
              @ 100, FSA.........................     1,201
   1,150    Charlotte Public School District, GO,
              5.25%, 5/1/16, Callable 5/1/09 @
              100................................     1,080
   1,575    Chelsea Economic Development Corp.,
              Revenue, 5.40%, 11/15/18, Callable
              11/15/08 @ 101.....................     1,310
   2,000    Chelsea Economic Development Corp.,
              Revenue, 5.40%, 11/15/27, Callable
              11/15/08 @ 101.....................     1,589
   1,730    Chippewa County Hospital Finance,
              5.63%, 11/1/14, Callable 11/1/07
              @102...............................     1,529
   2,500    Chippewa Hills School District, GO,
              5.30%, 5/1/19, Callable 5/1/09 @
              100, FGIC..........................     2,298
   5,000    Clarkston Community Schools, 5.75%,
              5/1/16, Prerefunded 5/1/05 @ 101,
              FGIC...............................     5,246
   4,090    Clarkston Community Schools, GO,
              5.00%, 5/1/15, Callable 5/1/08 @
              100, AMBAC.........................     3,720
   2,580    Clarkston Community Schools, GO,
              5.05%, 5/1/16, Callable 5/1/08 @
              100, AMBAC.........................     2,340
   1,430    Dearborn Economic Development Corp.,
              Hospital Revenue, Oakwood
              Obligation Group, Series A, 5.25%,
              11/15/05, FGIC.....................     1,445

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $ 1,690    Dearborn Economic Development Corp.,
              Hospital Revenue, Oakwood
              Obligation Group, Series A, 5.60%,
              11/15/08, Callable 11/15/05 @ 102,
              FGIC...............................  $  1,726
   1,560    Dearborn Economic Development Corp.,
              Hospital Revenue, Oakwood
              Obligation Group, Series A, 5.60%,
              11/15/09, Callable 11/15/05 @ 102,
              FGIC...............................     1,586
   1,830    Dearborn Sewage Disposal System,
              Revenue, Series A, 5.13%, 4/1/14,
              Callable 4/1/04 @ 101, MBIA........     1,707
   3,850    Detroit Local Development Finance
              Authority, Refunded Tax Increment
              Senior, Series A, 5.38%, 5/1/18,
              Callable 5/1/07 @ 101.50...........     3,507
   1,410    Detroit Local Development Finance
              Authority, Refunded Tax Increment
              Senior, Series A, 5.38%, 5/1/21,
              Callable 5/1/07 @ 101.50...........     1,254
   2,000    Detroit Sewage Disposal System,
              Revenue, Refunding, Series B,
              6.00%, 7/1/10, MBIA................     2,114
   2,500    Detroit Sewage Disposal, Revenue,
              Series A, 0.00%, 7/1/17, FGIC......       863
   1,800    Detroit Wayne County Stadium
              Authority, Public Improvements,
              5.50%, 2/1/17, Callable 2/1/07 @
              102, FGIC..........................     1,731
   2,570    Detroit, Series A, GO, 5.25%, 4/1/13,
              Callable 4/1/09 @ 101, FSA.........     2,488
   2,000    Dexter Community School, GO, 5.80%,
              5/1/19, Callable 5/1/03 @ 102......     1,967
   4,000    Dickinson County, Economic
              Development Corp., PCR, 5.85%,
              10/1/18, Callable 10/1/03 @ 102....     3,644
   1,625    East China School District, GO,
              5.00%, 5/1/16, Callable 5/1/08 @
              100, FGIC..........................     1,456
   1,000    East Lansing Building Authority, GO,
              5.25%, 10/1/16, Callable 10/1/09 @
              100................................       935
   4,000    Eastern Michigan University, Revenue,
              6.38%, 6/1/14, Callable 6/1/02 @
              101, AMBAC.........................     4,178
   2,745    Ecorse Public School District, GO,
              5.50%, 5/1/17, Callable 5/1/08 @
              101, FGIC..........................     2,640
   4,675    Farmington Public School District,
              GO, 5.10%, 5/1/16, Callable 5/1/07
              @ 100..............................     4,269

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Michigan Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $ 1,000    Ferndale School District, 5.50%,
              5/1/11, Callable 5/1/05 @ 101,
              FGIC...............................  $  1,002
   2,500    Ferris State University, Revenue,
              5.75%, 10/1/17, Prerefunded 4/1/07
              @ 101, AMBAC.......................     2,631
   5,000    Ferris State University, Revenue,
              5.85%, 10/1/22, Prerefunded 4/1/07
              @ 101, AMBAC.......................     5,291
   3,000    Grand Haven, Electric Revenue, 5.25%,
              7/1/08, MBIA.......................     3,034
   2,000    Grand Rapids Water Supply, Revenue,
              6.25%, 1/1/11, Callable 1/1/01 @
              102, FGIC..........................     2,073
   4,400    Hancock Hospital Finance Authority,
              Revenue, 5.45%, 8/1/47, Callable
              8/1/08 @ 100, MBIA.................     3,799
   1,000    Higher Education Student Loan
              Authority, Revenue, AMT, Student
              Loan XVII-A Conv, 5.75%, 6/1/13,
              Callable 6/1/06 @ 102, AMBAC.......       992
   2,500    Housing Development Authority, Rental
              Housing Revenue, Series B, 5.10%,
              10/1/19, Callable 4/1/09 @ 101.....     2,199
   1,000    Huron Valley School District, 5.88%,
              5/1/16, Prerefunded 5/1/07 @ 100,
              FGIC...............................     1,053
   1,130    Jackson Public Schools, GO, 5.60%,
              5/1/15, Callable 5/1/10 @ 100,
              FGIC...............................     1,113
   1,405    Jackson Public Schools, GO, 5.65%,
              5/1/16, Callable 5/1/10 @ 100,
              FGIC...............................     1,384
   1,250    Kalamazoo Economic Development,
              Revenue, 6.13%, 5/15/12, Callable
              5/15/07 @ 102......................     1,186
     600    Kalamazoo Economic Development,
              Revenue, 6.13%, 5/15/17, Callable
              5/15/07 @ 102......................       552
   3,685    Lake Orion Community School District,
              6.00%, 5/1/10, Callable 5/1/05 @
              101, AMBAC.........................     3,830
   1,000    Lake Orion Community School District,
              5.80%, 5/1/15, Callable 5/1/05 @
              101, AMBAC.........................     1,003
   1,000    Lansing Building Authority, 6.00%,
              6/1/05, Callable 6/1/00 @ 102,
              AMBAC..............................     1,030

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $ 2,000    Lincoln Park School District, GO,
              5.00%, 5/1/20, Callable 5/1/07 @
              100, FGIC..........................  $  1,742
   1,330    Livingston County, Building
              Authority, GO, 5.80%, 7/1/08.......     1,383
   2,100    Livonia Public School District,
              Series I, 6.25%, 5/1/03, Callable
              5/1/02 @ 102.......................     2,199
   1,000    Livonia Public School District, GO,
              5.50%, 5/1/14, Callable 5/1/03 @
              102, FGIC..........................       986
   1,675    Lowell Area School District, GO,
              0.00%, 5/1/16, FGIC................       630
   1,670    Madison Public Schools, GO, 5.13%,
              5/1/18, Callable 5/1/09 @ 100,
              FGIC...............................     1,503
   1,175    Mason Public School District, GO,
              5.40%, 5/1/09, Callable 5/1/05 @
              101.50, FGIC.......................     1,191
   1,075    Mason Public School District, GO,
              5.50%, 5/1/10, Callable 5/1/05 @
              101.50, FGIC.......................     1,090
   2,000    Michigan State University, Revenue,
              General Series A, 6.25%, 8/15/15,
              Prerefunded 8/15/02 @ 101..........     2,095
   2,750    Mount Pleasant School District, GO,
              5.30%, 5/1/17, Callable 5/1/08 @
              100, AMBAC.........................     2,570
   1,145    Municipal Bond Authority, Revenue,
              Series A, 5.70%, 8/1/07, Callable
              2/1/03 @ 102.......................     1,172
   1,500    Municipal Bond Authority, Revenue,
              Local Government Loan Program,
              Series A, 6.00%, 12/1/13, Callable
              12/1/04 @ 102, FGIC................     1,535
   2,500    Municipal Bond Authority, Revenue,
              5.40%, 10/1/14, Callable 10/1/03 @
              102................................     2,421
   2,500    Municipal Bond Authority, Revenue,
              5.50%, 10/1/17, Callable 10/1/09 @
              101................................     2,403
   1,250    Municipal Bond Authority, Revenue,
              5.50%, 10/1/17, Callable 10/1/09 @
              101................................     1,201
   1,970    Muskegon Public Schools, GO, 5.25%,
              5/1/16, Callable 5/1/04 @ 100,
              FGIC...............................     1,834

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Michigan Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $ 1,065    Northwestern Community College, GO,
              5.60%, 4/1/16, Callable 10/1/09 @
              100................................  $  1,043
   7,500    Oakland County Economic Development
              Corp., Revenue, 5.00%, 11/1/17,
              Callable 11/1/08 @ 101.............     6,525
   4,185    Oakland County Economic Development
              Corp., Revenue, 5.63%, 6/1/19,
              Callable 6/1/07 @ 102, LOC: First
              of America Bank....................     3,860
   3,000    Oakland County Education, Revenue,
              6.38%, 11/1/14, Prerefunded 11/1/04
              @ 100..............................     3,205
   4,075    Ottawa County, GO, 6.00%, 8/1/08,
              Callable 8/1/02 @ 101..............     4,230
   1,200    Paw Paw Public School District, GO,
              6.50%, 5/1/09, FGIC................     1,303
   2,000    Plymouth Canton Community School
              District, GO, 5.38%, 5/1/06,
              Callable 5/1/03 @ 102, AMBAC.......     2,039
   1,000    Port Huron, GO, Series A, 5.25%,
              10/1/19, Callable 10/1/08 @ 101,
              MBIA...............................       911
   7,315    Rochester Community School District,
              GO, 5.25%, 5/1/15, Callable 5/1/07
              @ 100, MBIA........................     6,899
   7,015    Rochester Community School District,
              GO, 5.30%, 5/1/17, Callable 5/1/07
              @ 100, MBIA........................     6,545
   1,750    Rockford Public Schools, 5.88%,
              5/1/12, Callable 5/1/02 @ 102......     1,793
   5,000    Royal Oak Hospital Finance Authority,
              Revenue, 5.60%, 11/15/11, Callable
              11/15/03 @ 102.....................     5,026
   2,000    Saginaw Hospital Finance Authority,
              Revenue, St. Lukes Hospital, Series
              C, 6.75%, 7/1/06, Callable 7/1/01 @
              102, MBIA..........................     2,097
   1,765    St. Johns Public Schools, GO, 5.00%,
              5/1/16, Callable 5/1/08 @ 100,
              FGIC...............................     1,582
   2,500    State Building Authority, Revenue,
              Refunding, Series 1, 6.00%,
              10/1/02, AMBAC.....................     2,588
   3,640    State Building Authority, Revenue,
              5.00%, 10/1/06.....................     3,648

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $ 8,325    State Building Authority, Revenue,
              Series 1, 5.13%, 10/15/16, Callable
              10/15/09 @ 100.....................  $  7,590
   2,455    State Environmental Protection
              Program, GO, 5.40%, 11/1/19,
              Callable 11/1/05 @ 101.............     2,289
   2,035    State Hospital Finance Authority,
              Revenue, Mercy Health Services,
              Series T, 5.25%, 8/15/09, Callable
              8/15/07 @ 101, MBIA................     2,021
   3,000    State Hospital Finance Authority,
              Revenue, Henry Ford Health System,
              6.00%, 9/1/11, Callable 9/1/02 @
              102, AMBAC.........................     3,099
   5,590    State Hospital Finance Authority,
              Revenue, 5.38%, 7/1/12, Callable
              7/1/05 @ 102, FSA..................     5,451
   2,000    State Hospital Finance Authority,
              Revenue, 5.25%, 3/1/14, Callable
              3/1/04 @ 102.......................     1,811
   3,795    State Hospital Finance Authority,
              Revenue, Mercy Health Services,
              Series U, 5.63%, 8/15/16, Callable
              8/15/07 @ 101......................     3,572
   1,000    State Hospital Finance Authority,
              Revenue, Mercy Health Services,
              Series R, 5.38%, 8/15/16, Callable
              8/15/06 @ 101, AMBAC...............       930
   8,125    State Hospital Finance Authority,
              Revenue, Mercy Health Services,
              Series W, 5.25%, 8/15/17, Callable
              8/15/07 @ 101, FSA.................     7,381
   1,250    State Hospital Finance Authority,
              Revenue, Henry Ford, First
              Mortgage, Series B, 9.00%,
              5/1/04.............................     1,382
   1,725    State Housing Development Authority,
              Revenue, Parkway Meadows Project,
              6.63%, 10/15/06, Callable 10/15/02
              @ 103, FSA.........................     1,823
   2,415    State Housing Development Authority,
              Revenue, Series A, 5.88%, 10/1/17,
              Callable 4/1/03 @ 102, AMBAC.......     2,379
   2,450    State Housing Development Authority,
              Revenue, Series C, 6.38%, 12/1/11,
              Callable 12/1/04 @ 102, FHA........     2,524
   4,750    State Housing Development Authority,
              Revenue, Series A, 6.00%, 12/1/15,
              Callable 6/1/06 @ 102, FHA.........     4,702

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Michigan Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $ 2,415    State Housing Development Authority,
              Revenue, Series A, 6.05%, 12/1/17,
              Callable 6/1/06 @ 102, FHA.........  $  2,415
   1,595    State Housing Development Authority,
              Revenue, Series B, 6.95%, 12/1/20,
              Callable 12/1/01 @ 102.............     1,628
   2,165    State Housing Development Authority,
              Revenue, Series B, AMT, 6.20%,
              6/1/27, Callable 6/1/06 @ 102,
              FHA................................     2,180
   2,000    State Housing Development Authority,
              Revenue, Series D, 5.95%, 12/1/16,
              Callable 12/1/06 @ 102.............     1,979
   2,750    State Housing Representatives,
              Certificate of Participation,
              Capital Appreciation, 0.00%,
              8/15/24............................       593
   1,250    State Strategic Fund, Revenue, Porter
              Hills Presbyterian Village, 5.30%,
              7/1/18, Callable 7/1/08 @ 101......     1,067
   1,000    State Strategic Fund, Revenue,
              College of Detroit Fund, 7.00%,
              5/1/21, AMBAC......................     1,126
   1,500    State Strategic Waste Management,
              5.20%, 4/1/10......................     1,303
   3,200    State Trunk Line, Series A, 5.40%,
              10/1/01............................     3,250
   2,900    State Trunk Line, Revenue, Series A,
              5.75%, 10/1/12, Callable 10/1/02 @
              100................................     2,960
   3,375    Thorn Apple Kellogg School, GO,
              5.38%, 5/1/22, Callable 5/1/05 @
              101, FGIC..........................     3,076
   2,400    Traverse City Area Public School,
              5.70%, 5/1/12, Prerefunded 5/1/05 @
              101, MBIA..........................     2,513
   3,600    University of Michigan, Hospital
              Revenue, Series A, 5.75%, 12/1/12,
              Callable 12/1/02 @ 102.............     3,627

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $ 2,000    University of Michigan, Revenue,
              Medical Service Plan, 6.20%,
              12/1/03, Prerefunded 12/1/01 @
              102................................  $  2,098
   1,015    University of Michigan, Revenue,
              Medical Service Plan, 6.20%,
              4/1/15, Prerefunded 12/1/01 @
              102................................       953
   6,000    University of Michigan, Revenue,
              5.25%, 12/1/10, Callable 6/1/08 @
              101................................     5,910
   3,040    Wayland School District, GO, 5.10%,
              5/1/12, Callable 5/1/07 @ 100,
              FGIC...............................     2,929
     215    Wayne State University, Revenue,
              5.50%, 11/15/07, Callable 11/15/03
              @ 101, Unrefunded Balance, AMBAC...       219
   2,000    Wayne State University, Revenue,
              5.25%, 11/15/19, Callable 11/15/09
              @ 101, FGIC........................     1,815
   3,250    Western Michigan University, Revenue,
              5.13%, 11/15/22, Callable 11/15/07
              @ 100, FGIC........................     2,835
                                                   --------
                                                    270,680
                                                   --------
Puerto Rico (1.2%):
   2,195    GO Unlimited, 6.25%, 7/1/12, MBIA....     2,389
     880    GO Unlimited, 5.75%, 7/1/17, Callable
              7/1/07 @ 101.50....................       866
                                                   --------
                                                      3,255
                                                   --------
  Total Municipal Bonds                             275,666
                                                   --------
INVESTMENT COMPANIES (0.0%):
      25    One Group Michigan Municipal Money
              Market Fund, Class I...............        25
       3    Provident Municipal Cash Fund........         3
                                                   --------
  Total Investment Companies                             28
                                                   --------
Total (Cost $280,196) (a)                          $275,694
                                                   ========

------------
Percentages indicated are based on net assets of $278,930.
(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 3,395
                   Unrealized depreciation......................   (7,897)
                                                                  -------
                   Net unrealized depreciation..................  $(4,502)
                                                                  =======

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Michigan Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

ACA         Supported by American Capital Access
AMBAC       Insured by AMBAC Indemnity Corp.
AMT         Alternative Minimum Tax
FGIC        Insured by Federal Guarantee Insurance Corp.
FHA         Federal Housing Administration
FSA         Supported by Federal Security Assurance
GO          General Obligation
LOC         Letter of Credit
MBIA        Insured by Municipal Bond Insurance Association
PCR         Pollution Control Revenue

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS (98.1%):
Arizona (0.4%):
 $ 1,950    Maricopa County, Individual
              Development, Revenue, 0.00%,
              12/31/14...........................  $    813
                                                   --------
California (0.4%):
   1,990    San Marcos, Public Facility, Revenue,
              0.00%, 3/1/14......................       897
                                                   --------
Colorado (1.0%):
   2,810    El Paso County, Single Family
              Mortgage, Revenue, Series A, 0.00%,
              5/1/15,
              ETM................................     1,123
   2,350    Housing Finance Authority, Single
              Family Mortgage, Revenue, 0.00%,
              9/1/14, ETM........................       993
                                                   --------
 ........                                              2,116
                                                   --------
Kansas (0.5%):
   1,000    Kansas City, Single Family Mortgage,
              Revenue, Series 1983 A, 0.00%,
              12/1/14, ETM.......................       418
   1,390    Saline County, Single Family
              Mortgage, Revenue, Series 1983 A,
              0.00%, 12/1/15, ETM................       540
                                                   --------
 ........                                                958
                                                   --------
Massachusetts (0.5%):
     640    State GO, Series C, 6.75%, 8/1/09,
              Prerefunded 8/1/01 @ 102, AMBAC....       674
     360    State GO, Series C, 6.75%, 8/1/09,
              Callable 8/1/01, @ 102, AMBAC......       378
                                                   --------
 ........                                              1,052
                                                   --------
Mississippi (0.5%):
   3,000    Home Corp., Single Family Mortgage,
              Revenue, 0.00%, 9/15/16, Callable
              3/15/04 @ 41.70, ETM...............       993
                                                   --------
Missouri (0.5%):
   1,000    State Health, Series AA, 6.40%,
              6/1/10, MBIA.......................     1,093
                                                   --------
Ohio (93.4%):
   1,000    Adams County, School District, GO,
              5.45%, 12/1/08, Callable 12/1/05 @
              102, MBIA..........................     1,024
   1,045    Akron Sewer Systems, Sewer Revenue,
              5.30%, 12/1/05, MBIA...............     1,070
   1,000    Akron Sewer Systems, Sewer Revenue,
              5.65%, 12/1/08, Callable 12/1/06 @
              101, MBIA..........................     1,039

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 1,070    Akron Sewer Systems, Sewer Revenue,
              5.50%, 12/1/12, FGIC...............  $  1,087
   1,030    Akron Sewer Systems, Sewer Revenue,
              5.38%, 12/1/13, FGIC...............     1,025
   1,000    Allen County, Justice Center, GO,
              7.00%, 12/1/15, Prerefunded 12/1/01
              @ 101, AMBAC.......................     1,055
   1,280    Belmont County, Health Systems
              Revenue, Regional Hospital, 5.25%,
              1/1/08, ACA........................     1,257
   3,000    Bexley School District, GO, 6.50%,
              12/1/16, Prerefunded 12/1/01 @
              102................................     3,163
   1,000    Big Walnut School District, GO,
              7.30%, 6/1/15, Prerefunded 6/1/01 @
              102, AMBAC.........................     1,057
     725    Bowling Green State University,
              5.65%, 6/1/11, Callable 6/1/06 @
              101, AMBAC.........................       740
   1,000    Butler County, Hospital Facilities,
              Revenue, 6.75%, 11/15/10, Callable
              11/15/01 @ 102, FGIC...............     1,053
   1,475    Butler County, Hospital Facilities,
              Revenue, 4.75%, 11/15/18, Callable
              11/15/08 @ 101.....................     1,165
     765    Capital Corporation for Housing,
              5.60%, 1/1/07, Callable 7/1/03 @
              102,
              MBIA...............................       770
   1,000    Capital Corporation for Housing
              Mortgage, Revenue, 5.90%, 1/1/14,
              Callable 7/1/03 @ 100, MBIA........       988
   1,000    Capital Corporation for Housing
              Mortgage, Revenue, 5.90%, 2/1/14,
              Callable 2/1/03 @ 100..............       994
     750    Cincinnati, GO, 6.75%, 12/1/00.......       768
   1,000    Cleveland Airport Systems, Revenue,
              Series A, AMT, 5.13%, 1/1/13,
              Callable 1/1/08 @ 101, FSA.........       936
   4,500    Cleveland Public Power System, Power
              Revenue, 6.40%, 11/15/06,
              Prerefunded 11/15/04 @ 102, MBIA...     4,887
   3,000    Cleveland Public Power System, Power
              Revenue, 0.00%, 11/15/11, MBIA.....     1,559
   1,000    Cleveland Stadium Project, 5.25%,
              11/15/12, Callable 11/15/07 @ 102,
              AMBAC..............................       976
   5,250    Cleveland Stadium Project,
              Certificate of Participation,
              0.00%, 11/15/11,
              AMBAC..............................     2,713

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 1,850    Cleveland Waterworks, Water Revenue,
              Series F-92B, 6.25%, 1/1/06,
              Callable 1/1/02 @ 102, AMBAC.......  $  1,936
   3,485    Cleveland Waterworks, Water Revenue,
              Series F-92B, 6.50%, 1/1/11,
              Prerefunded 1/1/02 @ 102, AMBAC....     3,675
     315    Cleveland Waterworks, Water Revenue,
              Series F-92B, 6.50%, 1/1/11,
              Callable 1/1/02 @ 102, AMBAC.......       331
   2,000    Cleveland Waterworks, Water Revenue,
              Series G, 5.50%, 1/1/13, MBIA......     2,016
     500    Cleveland, GO, 7.50%, 8/1/07,
              Prerefunded 2/1/03 @ 100, AMBAC....       540
   1,000    Cleveland, GO, 6.38%, 7/1/12,
              Prerefunded 7/1/02 @ 102, MBIA.....     1,059
   2,000    Cleveland, Public Power System,
              Revenue, 0.00%, 11/15/09, MBIA.....     1,178
   2,185    Cleveland-Cuyahoga County, Port
              Authority, Revenue, Capital
              Improvements Project, Series A,
              5.38%, 5/15/19, Callable 5/15/09 @
              102, LOC: FifthThird Bank..........     1,860
   1,225    Columbus Municipal Airport No.
              30-E-U, GO, 6.20%, 4/15/04,
              Callable 4/15/01 @ 100.............     1,251
   1,000    Columbus Sewer Improvements, GO,
              6.75%, 9/15/06, Callable 9/15/01 @
              100, ETM...........................     1,038
   2,285    Columbus Waterworks Enlargement No.
              44, GO, 6.00%, 5/1/11, Prerefunded
              5/1/03 @ 102.......................     2,415
   1,000    Columbus Waterworks Enlargement No.
              44, GO, 6.00%, 5/1/12, Prerefunded
              5/1/03 @ 102.......................     1,057
   1,000    Columbus, GO, 6.40%, 1/1/07, Callable
              1/1/02 @ 102.......................     1,050
   1,620    Columbus, GO, 5.00%, 7/15/15,
              Callable 7/15/08 @ 101.............     1,495
   1,000    Columbus, Police-Fireman Disability,
              5.00%, 7/15/18, Callable 7/15/08
              @ 101..............................       899
   1,000    Cuyahoga County, Economic Development
              Revenue, 5.30%, 12/1/29, Callable
              12/1/09 @ 100, LOC:
              Keybank N.A........................       996
   2,000    Cuyahoga County, Health Care
              Facilities, Benjamin Rose
              Institute, 5.50%, 12/1/17, Callable
              12/1/08 @ 101......................     1,690

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 1,000    Cuyahoga County, Hospital Revenue,
              Metrohealth System, Series A,
              5.13%, 2/15/13, Callable 2/15/07 @
              102, MBIA..........................  $    944
   1,000    Cuyahoga County, Hospital Revenue,
              Series A, 5.50%, 1/15/10, Callable
              1/15/06 @ 102, MBIA................     1,011
   1,000    Cuyahoga County, Hospital Revenue,
              W.O. Walker Center, 5.25%, 1/1/13,
              Callable 7/1/08 @ 101, AMBAC.......       966
   1,000    Cuyahoga County, Jail Facilities, GO,
              7.00%, 10/1/13, Prerefunded 10/1/01
              @ 102..............................     1,059
   1,265    Defiance, Waterworks System
              Improvements, GO, 5.65%, 12/1/18,
              Callable 12/1/08 @ 102, AMBAC......     1,237
   1,000    Delaware County, Library District,
              GO, 7.25%, 11/1/10, Prerefunded
              11/1/00 @ 102......................     1,046
   1,000    Delaware County, Sewer, GO, 5.60%,
              12/1/10, Callable 12/1/05 @ 101....     1,020
   1,000    Fairfield County, Hospital
              Improvement, Revenue,
              Lancaster-Fairfield Community
              Hospital, 7.10%, 6/15/21,
              Prerefunded 6/15/01 @ 102, MBIA....     1,055
   1,500    Franklin County, Health Care
              Facilities, Revenue, 5.50%,
              11/1/16, Callable 11/1/02 @ 102....     1,361
   1,000    Franklin County, Health Care
              Facilities, Revenue, 5.50%, 7/1/17,
              Callable 7/1/08 @ 101..............       858
   1,290    Franklin County, Hospital Revenue,
              Children's Hospital, 5.65%,
              11/1/08, Callable 11/1/06 @ 101....     1,323
   1,065    Franklin County, Hospital Revenue,
              Children's Hospital, 5.75%,
              11/1/09, Callable 11/1/06 @ 101....     1,094
     800    Franklin County, Hospital Revenue,
              Children's Hospital, 5.80%,
              11/1/10, Callable 11/1/06 @ 101....       820
   2,000    Franklin County, Hospital Revenue,
              Children's Hospital Project, Series
              A, 6.50%, 5/1/07, Callable 11/1/02
              @ 102..............................     2,118
   1,000    Franklin County, Hospital Revenue,
              Children's Hospital Project, Series
              A, 6.60%, 11/1/11, Callable
              11/1/01 @ 102......................     1,054

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 1,000    Franklin County, Hospital Revenue,
              Holy Cross Health, 7.65%, 6/1/10,
              Prerefunded 6/1/00 @ 102,
              AMBAC..............................  $  1,034
   1,250    Franklin County, Mortgage, Revenue,
              5.50%, 10/1/12, Callable 10/1/09
              @ 101..............................     1,238
     445    Franklin County, Mortgage, Revenue,
              AMT, 4.80%, 12/20/13, GNMA.........       408
     500    Franklin County, Multi-Family
              Housing, Revenue, Kimberly
              Apartments, Series A, 5.00%,
              11/1/18, Callable 11/1/09 @ 102....       438
   2,000    Franklin County, Revenue, Online
              Computer, Series A, 5.00%, 10/1/16,
              Callable 10/1/08 @ 101.............     1,782
   1,070    Gahanna-Jefferson Public Schools, GO,
              4.85%, 12/1/15, Callable 6/1/09
              @ 100..............................       944
   1,000    Greater Cleveland Regional
              Transportation Authority, GO,
              5.60%, 12/1/11, Callable 12/1/06 @
              101,
              FGIC...............................     1,021
   1,600    Greene County, GO, 6.25%, 12/1/09,
              Callable 12/1/02 @ 102, AMBAC......     1,699
   1,000    Greene County, Water System Revenue,
              6.85%, 12/1/11, Callable 12/1/01 @
              102, AMBAC.........................     1,061
   1,000    Hamilton County Waterworks, Water
              Utility Improvement Revenue, Series
              A, 6.40%, 10/15/07, Callable
              10/15/01 @ 102, MBIA...............     1,048
   1,500    Hamilton County, Building
              Improvement, Museum Center, GO,
              6.50%, 12/1/09, Callable 12/1/01 @
              102................................     1,577
   1,500    Hamilton County, Economic
              Development, Housing Revenue, AMT,
              5.50%, 1/1/12, Callable 1/1/07 @
              102, FNMA..........................     1,470
   1,500    Hamilton County, Electric Systems
              Revenue, 6.13%, 10/15/08, Callable
              10/15/02 @ 102, FGIC...............     1,577
   1,000    Hamilton County, Health Care
              Facilities Revenue, 5.13%, 10/1/18,
              Callable 10/1/08 @ 101.............       848
   1,500    Hamilton County, Hospital Facilities
              Revenue, Bethesda Hospital, Series
              A, 6.25%, 1/1/12, Callable 1/1/03 @
              102................................     1,538

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $   380    Hamilton County, Sewer System
              Revenue, 6.30%, 12/1/01,
              Prerefunded 6/1/01 @ 102...........  $    397
   1,000    Housing Finance Agency Multi-Family
              Housing Revenue, AMT, 5.55%,
              8/1/14, Callable 8/01/09 @ 100.....       954
   1,000    Huron County, Correctional Facility,
              Issue I, GO, 5.70%, 12/1/11,
              Callable 12/1/07 @ 102, MBIA.......     1,030
   1,000    Kent State University, General
              Receipts Revenue, 6.45%, 5/1/12,
              Prerefunded 5/1/02 @ 102, AMBAC....     1,058
     500    Kent State University, General
              Receipts Revenue, 5.00%, 5/1/18,
              Callable 5/1/08 @ 101, AMBAC.......       446
   1,000    Kent State University, General
              Receipts Revenue, Series A, 5.00%,
              5/1/14, Callable 5/1/08 @ 101,
              AMBAC..............................       927
   3,000    Lakewood Sanitation Sewer System,
              Special Obligation, 6.40%, 12/1/11,
              Prerefunded 12/1/01 @ 102..........     3,158
   2,535    Lakota Local School District, GO,
              5.10%, 12/1/14, Callable 12/1/08 @
              101,
              FGIC...............................     2,372
   1,000    Logan County School District, GO,
              7.10%, 12/1/12, Prerefunded 12/1/01
              @ 101, AMBAC.......................     1,057
   1,000    Lorain County Hospital, Revenue,
              5.63%, 9/1/14, Callable 9/1/07 @
              102,
              MBIA...............................       992
   1,000    Lorain County, Hospital Revenue,
              Catholic Healthcare Partners,
              6.00%, 9/1/05, MBIA................     1,051
   1,000    Lorain County, Hospital Revenue,
              Catholic Healthcare Partners,
              5.63%, 9/1/12, Callable 9/1/07 @
              102,
              MBIA...............................     1,009
   1,000    Lucas County Hospital Group, Revenue,
              5.63%, 11/15/13, Callable 11/15/09
              @ 101, AMBAC.......................     1,002
   1,000    Lucas County Hospital Group, Revenue,
              5.63%, 11/15/15, Callable 11/15/09
              @ 101, AMBAC.......................       980
   2,430    Lucas County, Multi-Family, Revenue,
              5.20%, 11/1/18, Callable 11/1/08
              @ 102..............................     2,182

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 2,700    Mahoning Valley Sanitation District,
              Revenue, 5.13%, 12/15/16, Callable
              12/15/08 @ 101, FSA................  $  2,482
   1,000    Marysville School District, GO,
              7.20%, 12/1/10, Prerefunded 12/1/00
              @ 102, AMBAC.......................     1,048
   2,500    Middleburg Heights Hospital, 5.70%,
              8/15/10, Callable 8/15/08 @ 102,
              FSA................................     2,559
   1,000    Montgomery County Hospital, Grandview
              Hospital, 5.35%, 12/1/08, Callable
              12/1/07 @ 102......................     1,008
   1,575    Montgomery County Hospital, Grandview
              Hospital, 5.65%, 12/1/12, Callable
              12/1/07 @ 102......................     1,619
   2,000    Montgomery County, Sisters of
              Charity, Series A, 6.50%, 5/15/08,
              Callable 5/15/01 @ 102, MBIA.......     2,087
   1,000    Newark, GO, 0.00%, 12/1/11, FGIC.....       518
   1,000    North Canton City School District,
              GO, 5.00%, 12/1/12, Callable
              12/1/08 @ 101, FGIC................       956
   1,000    North Royalton, GO, 7.50%, 12/1/11,
              Prerefunded 12/1/00 @ 102..........     1,050
   1,000    Northeast Ohio, Regional Sewer
              District Wastewater, Sewer Revenue,
              6.50%, 11/15/08, Prerefunded
              11/15/01 @ 101, AMBAC..............     1,045
   1,000    Ohio State University, General
              Receipts, 5.50%, 12/1/15, Callable
              12/1/09
              @ 101..............................       976
     500    Olentangy Local School District, GO,
              7.75%, 12/1/11, BIG................       609
     565    Olmstead Falls School District, GO,
              6.85%, 12/15/11, Prerefunded
              12/15/04 @ 102, FGIC...............       625
   1,000    Ottawa County, GO, 7.00%, 9/1/11,
              Prerefunded 9/1/01 @ 102,
              AMBAC..............................     1,059
   1,000    Pickerington School District, GO,
              7.00%, 12/1/13, Prerefunded 12/1/00
              @ 102, AMBAC.......................     1,046
   2,600    Portage County, Robinson Memorial
              Hospital Project, 5.63%, 11/15/07,
              Callable 11/15/04 @ 102, MBIA......     2,666
   2,220    Rocky River School District, School
              Improvements, GO, 6.90%, 12/1/11,
              Prerefunded 2/1/00 @ 102...........     2,320

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 1,000    Saint Mary's Electric Systems
              Mortgage, Revenue, 7.15%, 12/1/10,
              Prerefunded 2/1/00 @ 102, AMBAC....  $  1,047
   1,000    Sandusky County, Hospital Facility,
              Revenue, Memorial Hospital, 5.10%,
              1/1/09, Callable 1/1/08 @ 102......       936
   1,000    Sandusky School District, GO, 7.30%,
              12/1/10, Callable 12/1/00 @ 102....     1,046
   1,000    Shaker Heights City Schools, GO,
              7.10%, 12/15/10....................     1,121
   1,260    Southwest Licking Local School
              District, GO, 5.75%, 12/1/14,
              FGIC...............................     1,290
   1,710    Springfield County, School District,
              GO, 0.00%, 12/1/12, AMBAC..........       831
   1,000    Springfield, GO, 6.88%, 9/1/06,
              Callable 9/1/01 @ 102, AMBAC.......     1,057
   1,000    State Air Quality Development
              Authority, PCR, Ohio Edison, 7.45%,
              3/1/16, Callable 3/1/00 @ 102,
              FGIC...............................     1,025
   2,480    State Building Authority, 5.25%,
              10/1/17, Callable 10/1/09 @ 101....     2,303
   2,000    State Building Authority, Adult
              Correctional Building, Series A,
              6.13%, 10/1/09, Callable 10/1/03 @
              102................................     2,102
   1,000    State Building Authority, Adult
              Correctional Building, Series A,
              5.50%, 4/1/13, Callable 4/1/07 @
              101, AMBAC.........................       999
   1,000    State Building Authority, Adult
              Correctional Building, Series A,
              5.00%, 4/1/15, Callable 4/1/08 @
              101................................       911
   1,000    State Building Authority, Highway
              Safety Building, 5.38%, 10/1/09,
              Callable 4/1/07 @ 101, AMBAC.......     1,016
   1,000    State Building Authority, State
              Correctional Facilities, Series A,
              6.50%, 10/1/01.....................     1,034
   1,000    State Building Authority, State
              Facilities, Administration Building
              Funds, Series A, 5.75%, 10/1/06,
              Callable 10/1/04 @ 102, MBIA.......     1,046
   1,165    State Building Authority, State
              Facilities, Transportation Building
              Fund, Series A, 6.50%, 9/1/09,
              Callable 9/1/04 @ 102, AMBAC.......     1,259
   1,300    State Department Administrative
              Services, 5.00%, 6/15/17, Callable
              12/15/07 @ 102.....................     1,166

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 2,500    State Educational Loan, Series A-1,
              Revenue, AMT, 5.55%, 12/1/11,
              Callable 6/1/07 @ 102, AMBAC.......  $  2,471
   1,750    State Elementary & Secondary
              Education, 5.63%, 12/1/06..........     1,818
   2,510    State Fresh Water Development, Water
              Revenue, 5.80%, 6/1/11, Callable
              6/1/05 @ 102, AMBAC................     2,635
     200    State Higher Educational Facilities,
              Case Western Reserve University,
              7.25%, 12/1/12, Prerefunded 12/1/00
              @ 102, FGIC........................       210
   1,000    State Higher Educational Facilities,
              Case Western Reserve University,
              Series B, 7.13%, 10/1/14,
              Prerefunded 10/1/00 @ 102..........     1,039
   1,200    State Higher Educational Facilities,
              Case Western Reserve University,
              Series C, 5.25%, 10/1/12, Callable
              10/1/07
              @ 101..............................     1,170
   1,000    State Higher Educational Facilities,
              Denison University, 5.40%, 11/1/11,
              Callable 11/1/06 @ 101.............     1,002
   1,000    State Higher Educational Facilities,
              Denison University, 5.25%, 11/1/16,
              Callable 11/1/06 @ 101.............       937
   3,750    State Higher Educational Facilities,
              Revenue, 0.00%, 12/1/13, Callable
              12/1/06 @ 101, AMBAC...............     2,828
     800    State Higher Educational Facilities,
              University of Dayton, 7.25%,
              12/1/12, Prerefunded 12/1/00 @ 102,
              FGIC...............................       838
   1,000    State Higher Educational Loan,
              Revenue, Series A-1, AMT, 5.40%,
              12/1/09, Callable 6/1/07 @ 102,
              AMBAC..............................       990
   1,170    State Housing Finance Agency,
              Mortgage, Revenue, Series A-1,
              6.20%, 9/1/14, Callable 3/1/05 @
              102,
              GNMA...............................     1,196
     885    State Housing Finance Agency, Multi-
              Family Housing Mortgage, Revenue,
              AMT, 5.30%, 9/1/18, Callable 3/1/08
              @ 102, FHA.........................       807
     365    State Housing Finance Agency, Single
              Family Mortgage, Revenue, Series F,
              7.50%, 9/1/10, Callable 9/1/00 @
              102, GNMA..........................       375

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 2,000    State Turnpike Commission, Series B,
              5.25%, 2/15/11, Callable 8/15/08 @
              101, FGIC..........................  $  1,984
   5,155    State Turnpike Commission, Turnpike
              Revenue, Series A, 5.50%,
              2/15/14............................     5,146
   2,250    State Water Authority, PCR, 5.50%,
              6/1/13, Callable 12/1/07 @ 101,
              MBIA...............................     2,251
   1,000    State Water Development Authority,
              Pollution Control Facilities,
              5.50%, 12/1/09, Callable 6/1/05 @
              101,
              MBIA...............................     1,021
   1,500    State Water Development Authority,
              Water Development Revenue, 7.00%,
              12/1/09, Callable 6/1/00 @ 102,
              ETM, AMBAC.........................     1,656
   1,000    Strongsville, GO, 6.70%, 12/1/11,
              Callable 12/1/06 @ 102.............     1,100
     800    Toledo, Sewer Revenue, 6.20%,
              11/15/02, AMBAC....................       834
   2,000    Toledo, Sewer Revenue, 5.25%,
              11/15/13, Callable 11/15/09 @
              102................................     1,940
   1,000    Toledo, GO, 5.63%, 12/1/11, Callable
              12/1/06 @ 102, AMBAC...............     1,022
   2,165    Toledo, Lucas County Port Authority,
              Development Revenue, 5.10%,
              5/15/12, Callable 5/15/09 @ 102....     1,912
   1,000    Toledo, Lucas County Port Authority,
              Revenue, AMT, 6.13%, 11/15/09......       986
   1,000    University of Cincinnati, Certificate
              of Participation, University &
              College Improvements, 6.75%,
              12/1/09, Callable 12/1/01 @ 102,
              MBIA...............................     1,060
   1,000    University of Cincinnati, General
              Receipts, 5.75%, 6/1/13, Callable
              6/1/06 @ 101.......................     1,011
   1,000    University of Cincinnati, General
              Receipts, University & College
              Improvements, 7.00%, 6/1/11,
              Callable 6/1/01 @ 102..............     1,049
   1,000    University of Cincinnati, Revenue,
              Series R2, 6.25%, 6/1/09, Callable
              12/1/02 @ 102......................     1,060
   1,000    Westerville, Minerva Park & Blendon
              Joint Township, Saint Ann's
              Hospital, Series B, 6.80%, 9/15/06,
              Callable 9/15/01 @ 102, AMBAC,
              ETM................................     1,058

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 2,750    Westerville, Minerva Park & Blendon
              Joint Township, Saint Ann's
              Hospital, Series B, 7.00%, 9/15/12,
              Callable 9/15/01 @ 102, AMBAC,
              ETM................................  $  2,919
                                                   --------
                                                    197,263
                                                   --------
Texas (0.4%):
   2,500    Southeast Texas Housing Financial
              Corp., 0.00%, 9/1/17, ETM, MBIA....       852
                                                   --------
Washington (0.5%):
   1,000    State, GO, Series A & AT-6, 6.25%,
              2/1/11.............................     1,079
                                                   --------
  Total Municipal Bonds                             207,116
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
INVESTMENT COMPANIES (1.1%):
     290    Fidelity Ohio Tax Free Money Market
              Fund...............................  $    290
      80    One Group Ohio Municipal Money Market
              Fund, Class I......................        80
   1,882    Provident Municipal Cash Fund........     1,882
                                                   --------
  Total Investment Companies                          2,252
                                                   --------
Total (Cost $208,166) (a)                          $209,368
                                                   ========

------------

Percentages indicated are based on net assets of $211,158.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation......................  $ 4,695
Unrealized depreciation......................   (3,493)
                                               -------
Net unrealized appreciation..................  $ 1,202
                                               =======

ACA         Supported by American Capital Access
AMBAC       Insured by AMBAC Indemnity Corp.
AMT         Alternative Minimum Tax Paper
BIG         Insured by Bond Insurance Guarantee
ETM         Escrowed to Maturity
FGIC        Insured by Federal Guarantee Insurance Corp.
FHA         Federal Housing Administration
FNMA        Supported by Federal National Mortgage Association
FSA         Supported by Federal Security Assurance
GNMA        Supported by Government National Mortgage Association
GO          General Obligation
LOC         Letter of Credit
MBIA        Insured by Municipal Bond Insurance Association
PCR         Pollution Control Revenue

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
West Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS (94.8%):
Arizona (0.4%):
 $1,000     Maricopa County, Industrial
              Development Single Family Mortgage,
              Revenue, 0.00%, 12/31/14, ETM......  $    417
                                                   --------
Kansas (1.3%):
  3,225     Labette County, Single Family
              Mortgage, Revenue, 0.00%,
              12/1/14............................     1,349
                                                   --------
Maryland (0.8%):
  2,770     Prince Georges County, Housing
              Authority, Revenue, Foxglenn
              Apartments, Series A, AMT, 0.00%,
              5/20/22, Callable 5/20/00 @ 28.73,
              GNMA...............................       782
                                                   --------
Ohio (0.8%):
    500     Columbus, GO, 8.13%, 5/1/04..........       565
    250     Public Facilities Commission, Higher
              Education Cap, Revenue, Series
              II-B, 5.38%, 11/1/00, AMBAC........       253
                                                   --------
                                                        818
                                                   --------
Puerto Rico (3.3%):
  2,400     Commonwealth, GO, 5.75%, 7/1/17......     2,362
  1,000     Industrial Tourist, Educational,
              Medical and Environmental Control
              Facilities, Auxilio Mutuo Hospital
              Obligation Group, 5.80%, 7/1/06,
              Callable
              1/1/05 @ 102, MBIA.................     1,047
                                                   --------
                                                      3,409
                                                   --------
Virginia (0.2%):
    200     State Public School Authority,
              Revenue, Series A, 6.30%, 8/1/01...       205
                                                   --------
West Virginia (88.0%):
  1,000     Berkeley County, Building Community,
              Hospital Revenue, City Hospital
              Project, 6.50%, 11/1/09, Callable
              11/1/02 @ 102......................     1,016
  1,000     Berkeley County, Education Board, GO,
              5.50%, 4/1/01......................     1,012
    800     Berkeley County, Education Board, GO,
              5.55%, 4/1/02......................       814
    900     Berkeley County, Education Board, GO,
              5.60%, 4/1/03......................       921
    500     Berkeley County, Education Board, GO,
              5.00%, 6/1/08, Callable 6/1/05 @
              100, FGIC..........................       496

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $1,525     Brooke Pleasants Tyler Wetzed
              Counties, Single Family Mortgage,
              Revenue, 7.40%, 8/15/10, ETM.......  $  1,784
    150     Cabell County, Education Board, GO,
              6.20%, 5/1/00, MBIA, ETM...........       151
  1,670     Cabell County, Education Board, GO,
              6.60%, 5/1/04, MBIA, ETM...........     1,788
  1,500     Cabell County, Education Board, GO,
              6.00%, 5/1/06, MBIA, ETM...........     1,586
     70     Charles Town Residential Mortgage,
              Revenue, Series A, 5.40%, 9/1/02...        71
     70     Charles Town Residential Mortgage,
              Revenue, Series A, 5.56%, 3/1/03...        71
     55     Charles Town Residential Mortgage,
              Revenue, Series A, 5.70%, 9/1/04,
              Callable 3/1/03 @ 102..............        56
  1,020     Charleston Building Community, Lease
              Revenue, 5.30%, 6/1/12, Callable
              6/1/09 @ 102.......................       971
  1,555     Charleston Building Community,
              Parking Facility, Revenue, Capital
              Appreciation, 0.00%, 12/1/17.......       460
  1,570     Charleston Building Community,
              Parking Facility Revenue, Capital
              Appreciation, 0.00%, 12/1/18.......       429
  1,570     Charleston Building Community,
              Parking Facility, Revenue, Capital
              Appreciation, 0.00%, 12/1/19.......       398
  1,010     Charleston Parking, Revenue,
              Series B, 6.75%, 6/1/08, Callable
              12/1/04 @ 102......................     1,094
  1,120     Charleston Urban Renewal Authority
              Lease, Diamond Project, Series A,
              5.75%, 12/15/18, Callable 12/15/09
              @ 102, FSA.........................     1,102
  1,020     Clarksburg Water Revenue, Capital
              Appreciation, Asset Guaranty,
              0.00%, 9/1/08, FSA.................       643
  1,000     Clarksburg Water Revenue, Capital
              Appreciation, Asset Guaranty,
              0.00%, 9/1/11, FSA.................       524
  1,000     Clarksburg Water Revenue, Capital
              Appreciation, Asset Guaranty,
              0.00%, 9/1/12, FSA.................       491
  1,000     Economic Development, Authority,
              Lease Revenue, Capitol Parking
              Garage Project, 5.63%, 6/1/16,
              AMBAC..............................       977

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
West Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $  790     Fairmont Waterworks Revenue, 5.30%,
              7/1/09, Callable 7/1/07 @ 102,
              MBIA...............................  $    798
    925     Fairmont Waterworks Revenue, 5.50%,
              7/1/12, Callable 7/1/07 @ 102,
              MBIA...............................       929
  2,500     Harrison County, Board of Education,
              GO, 6.40%, 5/1/07, FGIC............     2,713
  2,000     Harrison County, Community Special
              Obligation, Revenue, Series A,
              6.25%, 5/15/10, ETM................     2,159
  1,500     Harrison County, Education Board, GO,
              6.30%, 5/1/05, FGIC................     1,600
    505     Harrison County, Healthcare Building,
              Revenue, Maplewood Retirement
              Center, 5.00%, 4/1/12, Callable
              4/1/08 @ 102, AMBAC................       473
    500     Harrison County, Healthcare Building,
              Revenue, Maplewood Retirement
              Center, 5.10%, 4/1/13, Callable
              4/1/08 @ 102, AMBAC................       466
    735     Jackson County, Residential Mortgage,
              Revenue, 7.38%, 6/1/10, FGIC,
              ETM................................       856
  4,260     Kanawha Mercer Nicholas Counties,
              Single Family Mortgage, Revenue,
              0.00%, 2/1/15, Prerefunded 2/1/14
              @ 89.85............................     1,649
  4,265     Kanawha-Putnam County, Single Family
              Mortgage, Revenue, Series A, 0.00%,
              12/1/16, AMBAC, ETM................     1,536
  1,623     Keyser Housing Corp. Mortgage,
              Revenue, 7.25%, 4/1/21, Callable
              11/1/00 @ 100, FHA.................     1,626
  1,065     Marion County, Single Family
              Mortgage, Revenue, 7.38%, 8/1/11,
              FGIC, ETM..........................     1,248
    500     Marshall County, Special Obligation,
              6.50%, 5/15/10, ETM................       541
  1,000     Monongalia County, Board of
              Education, GO, 7.00%, 4/1/03,
              MBIA...............................     1,068
    440     Monongalia County, Board of
              Education, GO, 7.00%, 4/1/04,
              MBIA...............................       477
    300     Monongalia County, Board of
              Education, GO, 7.00%, 4/1/05,
              MBIA...............................       329
  1,000     Monongalia County, Building
              Community, Healthcare Revenue,
              5.75%, 11/15/14, Callable 11/15/02
              @ 102..............................       900

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $1,450     Ohio County Board of Education, GO,
              5.00%, 6/1/13, Callable 6/1/08 @
              102, MBIA..........................  $  1,359
  1,295     Parkersburg Waterworks & Sewer
              System, Revenue, 5.50%, 3/1/10,
              Callable 9/1/06 @ 102, FSA.........     1,318
  1,335     Parkersburg Waterworks & Sewer
              System, Revenue, 5.50%, 9/1/10,
              Callable 9/1/06 @ 102, FSA.........     1,359
    900     Parkersburg Waterworks & Sewer
              System, Revenue, 5.70%, 9/1/13,
              Callable 9/1/06 @ 102, FSA.........       912
  1,000     Pleasants County, PCR, Potomac Power,
              6.15%, 5/1/15, Callable 5/1/05 @
              102, AMBAC.........................     1,022
  1,000     Pleasants County, PCR, Potomac Power,
              6.15%, 5/1/15, Callable 5/1/05 @
              102, MBIA..........................     1,022
  1,750     Pleasants County, PCR, West Penn
              Power, 6.15%, 5/1/15, Callable
              5/1/05 @ 102, AMBAC................     1,789
  1,860     Princeton, Hospital Revenue,
              Community Hospital Association,
              Inc. Project, 5.75%, 5/1/11,
              Callable 5/1/09 @ 102..............     1,794
  1,015     Putnam County, PCR, FMC Corp., 5.63%,
              10/1/13, Callable 10/1/07 @ 102....       921
  1,750     School Building Authority, Revenue,
              Capital Improvement, 6.25%, 7/1/01,
              MBIA...............................     1,796
  2,825     School Building Authority, Revenue,
              Capital Improvement, 5.50%, 7/1/11,
              Callable 7/1/07 @ 102, AMBAC.......     2,854
    800     School Building Authority, Revenue,
              Capital Improvement, Series B,
              6.80%, 7/1/00, MBIA................       811
  1,000     School Building Authority, Revenue,
              Capital Improvement, Series B,
              6.90%, 7/1/02, Callable 7/1/00 @
              102, MBIA..........................     1,034
    500     School Building Authority, Revenue,
              Capital Improvement, Series B,
              6.95%, 7/1/03, Prerefunded 7/1/00 @
              102, MBIA..........................       517
    200     School Building Authority, Revenue,
              Capital Improvement, Series B,
              6.75%, 7/1/06, MBIA................       220

Continued

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--------------------------------------------------------------------------------
One Group Mutual Funds
West Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $1,000     School Building Authority, Revenue,
              Capital Improvement, Series B,
              6.00%, 7/1/12, Callable 7/1/02 @
              100,
              MBIA...............................  $  1,019
  3,500     School Building Authority, Revenue,
              Capital Improvement, Series B,
              5.40%, 7/1/17, Callable 7/1/07 @
              102, FSA...........................     3,313
    500     State Building Common Lease
              Revenue, 6.70%, 7/1/02, Prerefunded
              7/1/00 @ 102, MBIA.................       516
  1,000     State Building, Lottery Commission
              Revenue, Series A, 5.25%, 7/1/08,
              Callable 7/1/07 @ 102, MBIA........     1,008
  1,000     State Building, Lottery Commission
              Revenue, Series A, 5.25%, 7/1/09,
              Callable 7/1/07 @ 102, MBIA........     1,003
  1,000     State Capital Appreciation
              Infrastructure - A, GO, 0.00%,
              11/1/14, FGIC......................       426
  1,000     State Capital Appreciation
              Infrastructure - A, GO, 5.15%,
              11/1/13, FGIC......................       458
    250     State GO, 5.25%, 3/1/01, Callable
              3/1/00 @ 100.......................       250
    200     State GO, 5.70%, 6/1/01, Callable
              6/1/00 @ 100.......................       201
  1,200     State GO, 6.10%, 6/1/03, Callable
              6/1/01 @ 100.5.....................     1,208
    600     State GO, Series A, 5.40%, 2/1/01....       607
  1,000     State GO, Series B, AMT, 5.80%,
              11/1/11, Callable 11/1/06 @ 102,
              FGIC...............................     1,032
  1,000     State GO, Series B, AMT, 5.85%,
              11/1/12, Callable 11/1/06 @ 102,
              FGIC...............................     1,031
  1,000     State GO, Series B, AMT, 5.10%,
              11/1/15, Callable 11/1/08 @ 102,
              FGIC...............................       910
    625     State Hospital Finance Authority,
              Hospital Revenue, 5.50%, 1/1/02,
              MBIA...............................       635
    500     State Hospital Finance Authority,
              Hospital Revenue, 5.70%, 1/1/04,
              Callable 1/1/02 @ 102, MBIA........       515
  2,350     State Hospital Finance Authority,
              Hospital Revenue, 5.10%, 6/1/06,
              Callable 6/1/03 @ 102, MBIA........     2,350
  1,000     State Hospital Finance Authority,
              Hospital Revenue, 5.13%, 9/1/06,
              Callable 9/1/05 @ 102, MBIA........     1,001
  1,000     State Hospital Finance Authority,
              Hospital Revenue, 5.75%, 9/1/13,
              Callable 9/1/05 @ 102, MBIA........     1,010

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $  190     State Housing Development, 6.30%,
              11/1/03, Callable 5/1/02 @ 103,
              FHA................................  $    195
    195     State Housing Development, 6.40%,
              5/1/04, Callable 5/1/02 @ 103,
              FHA................................       201
    205     State Housing Development, 6.40%,
              11/1/04, Callable 5/1/02 @ 103,
              FHA................................       212
    245     State Housing Development, 6.75%,
              11/1/10, Callable 5/1/02 @ 103,
              FHA................................       256
    315     State Housing Development, 6.75%,
              5/1/11, Callable 5/1/02 @ 103,
              FHA................................       329
    320     State Housing Development, 6.75%,
              11/1/11, Callable 5/1/02 @ 103,
              FHA................................       334
  1,000     State Housing Development, 5.80%,
              5/1/17, Callable 5/1/07 @ 102......       980
    655     State Housing Development, AMT,
              5.65%, 11/1/15, Callable 11/1/07 @
              102................................       631
  1,500     State Roads, GO, 5.20%, 6/1/14.......     1,422
  1,500     State University, Revenue, 5.75%,
              4/1/03, AMBAC......................     1,550
  1,500     State University, Revenue, 5.75%,
              4/1/04, Callable 4/1/03 @ 102,
              AMBAC..............................     1,557
  1,000     State University, Revenue, 6.00%,
              4/1/07, Callable 4/1/03 @ 102,
              AMBAC..............................     1,044
  1,000     State University, Revenue, 6.00%,
              4/1/12, Callable 4/1/03 @ 102,
              AMBAC..............................     1,023
    100     State Water Development Authority,
              Revenue, Loan Program, Series A,
              7.40%, 11/1/00.....................       102
    130     State Water Development Authority,
              Revenue, Loan Program, Series A,
              6.90%, 11/1/01.....................       135
    160     State Water Development Authority,
              Revenue, Loan Program,
              Series A, 7.10%, 11/1/04, Callable
              11/1/01 @ 102......................       169
  2,000     State Water Development Authority,
              Revenue, Loan Program,
              Series A, 7.00%, 11/1/11, Callable
              11/1/01 @ 102, FSA.................     2,114
  1,715     University, Revenue, Series A, 5.30%,
              5/1/12, Callable 11/1/07 @ 101,
              AMBAC..............................     1,689
  1,125     University, Revenue, Series A, 5.25%,
              4/1/13, Callable 4/1/08 @ 102,
              AMBAC..............................     1,089

Continued

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--------------------------------------------------------------------------------
One Group Mutual Funds
West Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $  750     University, Revenues, State
              University System, Marshall
              University Library, 5.60%, 4/1/11,
              Callable 4/1/06 @ 101, AMBAC.......  $    762
  1,000     Wheeling Waterworks & Sewer System,
              Revenue, 5.40%, 6/1/11, Callable
              6/1/07 @ 100, FGIC.................     1,002
  1,200     Wheeling Waterworks & Sewer System,
              Revenue, Series C, 6.60%, 6/1/12,
              Prerefunded 6/1/02 @ 100, FGIC.....     1,254
                                                   --------
                                                     91,494
                                                   --------
  Total Municipal Bonds                              98,474
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
TAX FREE COMMERCIAL PAPER (2.9%):
Michigan (2.9%):
 $3,000     University of Michigan, Series B,
              3.70%, 1/26/00.....................  $  3,000
                                                   --------
  Total Tax Free Commercial Paper                     3,000
                                                   --------
INVESTMENT COMPANIES (1.1%):
    614     One Group Municipal Money Market
              Fund, Class I......................       614
    558     Provident Municipal Cash Fund........       558
                                                   --------
  Total Investment Companies                          1,172
                                                   --------
Total (Cost $101,640) (a)                          $102,646
                                                   ========

------------

Percentages indicated are based on net assets of $103,880.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 2,184
                   Unrealized depreciation......................   (1,178)
                                                                  -------
                   Net unrealized appreciation..................  $ 1,006
                                                                  =======

AMBAC       Insured by AMBAC Indemnity Corp.
AMT         Alternative Minimum Tax Paper
ETM         Escrowed to Maturity
FGIC        Insured by Federal Guarantee Insurance Corp.
FHA         Federal Housing Administration
FSA         Supported by Federal Security Assurance
GNMA        Supported by Government National Mortgage Association
GO          General Obligation
MBIA        Insured by Municipal Bond Insurance Association
PCR         Pollution Control Revenue

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 1999
(Amounts in Thousands, except per share amounts)
(Unaudited)

                                                             SHORT-TERM   INTERMEDIATE                              ARIZONA
                                                             MUNICIPAL      TAX-FREE     TAX-FREE     MUNICIPAL    MUNICIPAL
                                                             BOND FUND     BOND FUND     BOND FUND   INCOME FUND   BOND FUND
                                                             ----------   ------------   ---------   -----------   ---------
ASSETS:
Investments, at cost.......................................   $131,949      $888,862     $707,969    $1,118,145    $210,910
Unrealized appreciation (depreciation) from investments....     (1,202)       (6,271)      (1,173)      (30,341)       (178)
                                                              --------      --------     --------    ----------    --------
Investments, at value......................................    130,747       882,591      706,796     1,087,804     210,732
Cash.......................................................        455         1,107           --            61          --
Dividends receivable.......................................      2,246        13,775       11,655        14,649       4,753
Receivable for capital shares issued.......................         --            34           --            29          --
Receivable from investment securities sold.................         --            --           --        15,974          --
Unamortized organization cost..............................         26            --            1            --          --
Prepaid expenses and other assets..........................          3            16           22             7           2
                                                              --------      --------     --------    ----------    --------
TOTAL ASSETS...............................................    133,477       897,523      718,474     1,118,524     215,487
                                                              --------      --------     --------    ----------    --------
LIABILITIES:
Payable to brokers for investments purchased...............         --            --           --        17,601         995
Payable for capital shares redeemed........................         --             2           51           843          --
Accrued expenses and other payables:
  Investment advisory fees.................................         30           308          252           322          73
  Administration fees......................................          8            65           48            77          15
  12b-1 fees...............................................         --            14            4           126           1
  Other....................................................         62           238          230           355          96
                                                              --------      --------     --------    ----------    --------
TOTAL LIABILITIES..........................................        100           627          585        19,324       1,180
                                                              --------      --------     --------    ----------    --------
NET ASSETS:
Capital....................................................    135,062       921,997      726,915     1,154,468     216,952
Undistributed (distributions in excess of) net investment
  income...................................................          7           228           (4)            4          (2)
Accumulated undistributed net realized gains (losses) from
  investment transactions..................................       (490)      (19,058)      (7,849)      (24,931)     (2,465)
Net unrealized appreciation (depreciation) from
  investments..............................................     (1,202)       (6,271)      (1,173)      (30,341)       (178)
                                                              --------      --------     --------    ----------    --------
NET ASSETS.................................................   $133,377      $896,896     $717,889    $1,099,200    $214,307
                                                              ========      ========     ========    ==========    ========
NET ASSETS:
  Class I..................................................   $130,966      $854,712     $678,857    $  811,337    $211,323
  Class A..................................................      1,845        33,887       36,066       174,021       2,415
  Class B..................................................        566         8,297        2,966        97,204         569
  Class C..................................................         --            --           --        16,638          --
                                                              --------      --------     --------    ----------    --------
Total......................................................   $133,377      $896,896     $717,889    $1,099,200    $214,307
                                                              ========      ========     ========    ==========    ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I..................................................     13,243        82,415       56,700        85,820      22,540
  Class A..................................................        187         3,270        3,010        18,350         259
  Class B..................................................         57           798          247        10,290          61
  Class C..................................................         --            --           --         1,761          --
                                                              --------      --------     --------    ----------    --------
Total......................................................     13,487        86,483       59,957       116,221      22,860
                                                              ========      ========     ========    ==========    ========
Net Asset Value
  Class I -- Offering and redemption price per share.......   $   9.89      $  10.37     $  11.97    $     9.45    $   9.38
                                                              ========      ========     ========    ==========    ========
  Class A -- Redemption price per share....................   $   9.87      $  10.36     $  11.98    $     9.48    $   9.31
                                                              ========      ========     ========    ==========    ========
    Maximum sales charge...................................       3.00%         4.50%        4.50%         4.50%       4.50%
                                                              ========      ========     ========    ==========    ========
    Maximum offering price per share (100%/(100% -- maximum
      sales charge) of net asset value adjusted to nearest
      cent)................................................   $  10.18      $  10.85     $  12.54    $     9.93    $   9.75
                                                              ========      ========     ========    ==========    ========
  Class B -- Offering price per share (a)..................   $   9.93      $  10.39     $  11.98    $     9.45    $   9.38
                                                              ========      ========     ========    ==========    ========
  Class C -- Offering price per share (a)..................                                          $     9.45
                                                                                                     ==========

------------

(a) Redemption price per Class B and Class C share varies based on length of time shares are held.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 1999
(Amounts in Thousands, except per share amounts)
(Unaudited)

                                                                                                                     WEST
                                                              KENTUCKY     LOUISIANA     MICHIGAN       OHIO       VIRGINIA
                                                             MUNICIPAL     MUNICIPAL     MUNICIPAL    MUNICIPAL    MUNICIPAL
                                                             BOND FUND     BOND FUND     BOND FUND    BOND FUND    BOND FUND
                                                             ----------   ------------   ---------   -----------   ---------
ASSETS:
Investments, at cost.......................................   $135,550      $171,565     $280,196    $  208,166    $101,640
Unrealized appreciation (depreciation) from investments....      1,013          (217)      (4,502)        1,202       1,006
                                                              --------      --------     --------    ----------    --------
Investments, at value......................................    136,563       171,348      275,694       209,368     102,646
Cash.......................................................        184            --           71            --          --
Dividends receivable.......................................      2,161         2,842        3,524         2,286       1,392
Receivable for capital shares issued.......................          5            --           21            14          --
Prepaid expenses and other assets..........................          1             1            8             1           1
                                                              --------      --------     --------    ----------    --------
TOTAL ASSETS...............................................    138,914       174,191      279,318       211,669     104,039
                                                              --------      --------     --------    ----------    --------
LIABILITIES:
Payable for capital shares redeemed........................         --            16          148           317          48
Accrued expenses and other payables:
  Investment advisory fees.................................         45            58           99            66          34
  Administration fees......................................         10            11           19            15           7
  12b-1 fees...............................................         13            24            4            42          12
  Other....................................................         60            84          118            71          58
                                                              --------      --------     --------    ----------    --------
TOTAL LIABILITIES..........................................        128           193          388           511         159
                                                              --------      --------     --------    ----------    --------
NET ASSETS:
Capital....................................................    140,541       175,839      291,548       217,516     104,074
Undistributed (distributions in excess of) net investment
  income...................................................         (1)           (1)           8             5          (1)
Accumulated undistributed net realized gains (losses) from
  investment transactions..................................     (2,767)       (1,623)      (8,124)       (7,565)     (1,199)
Net unrealized appreciation (depreciation) from
  investments..............................................      1,013          (217)      (4,502)        1,202       1,006
                                                              --------      --------     --------    ----------    --------
NET ASSETS.................................................   $138,786      $173,998     $278,930    $  211,158    $103,880
                                                              ========      ========     ========    ==========    ========
NET ASSETS:
  Class I..................................................   $117,242      $ 96,668     $235,561    $  139,069    $ 93,452
  Class A..................................................      7,857        67,531       33,398        26,393       3,385
  Class B..................................................     13,687         9,799        9,971        45,696       7,043
                                                              --------      --------     --------    ----------    --------
Total......................................................   $138,786      $173,998     $278,930    $  211,158    $103,880
                                                              ========      ========     ========    ==========    ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I..................................................     11,935        10,007       23,347        13,367       9,678
  Class A..................................................        800         6,991        3,307         2,530         348
  Class B..................................................      1,401         1,014        1,022         4,350         724
                                                              --------      --------     --------    ----------    --------
Total......................................................     14,136        18,012       27,676        20,247      10,750
                                                              ========      ========     ========    ==========    ========
Net Asset Value
  Class I -- Offering and redemption price per share.......   $   9.82      $   9.66     $  10.09    $    10.40    $   9.66
                                                              ========      ========     ========    ==========    ========
  Class A -- Redemption price per share....................   $   9.83      $   9.66     $  10.10    $    10.43    $   9.73
                                                              ========      ========     ========    ==========    ========
    Maximum sales charge...................................       4.50%         4.50%        4.50%         4.50%       4.50%
                                                              ========      ========     ========    ==========    ========
    Maximum offering price per share (100%/(100% -- maximum
      sales charge) of net asset value adjusted to nearest
      cent)................................................   $  10.29      $  10.12     $  10.58    $    10.92    $  10.19
                                                              ========      ========     ========    ==========    ========
  Class B -- Offering price per share (a)..................   $   9.77      $   9.66     $   9.76    $    10.51    $   9.72
                                                              ========      ========     ========    ==========    ========

------------

(a) Redemption price per Class B share varies based on length of time shares are held.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                      SIX MONTHS ENDED DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

                                                SHORT-TERM   INTERMEDIATE   TAX-FREE   MUNICIPAL    ARIZONA
                                                MUNICIPAL      TAX-FREE       BOND      INCOME     MUNICIPAL
                                                BOND FUND     BOND FUND       FUND       FUND      BOND FUND
                                                ----------   ------------   --------   ---------   ---------
INVESTMENT INCOME:
Interest income...............................   $ 3,650       $ 25,360     $ 21,533   $ 27,564     $ 5,965
Discount accretion............................        24          1,952          451      3,397         241
Premium amortization..........................      (685)        (1,153)        (505)    (1,570)        (89)
Dividend income...............................        44            149           70        533          86
                                                 -------       --------     --------   --------     -------
Total Income..................................     3,033         26,308       21,549     29,924       6,203
                                                 -------       --------     --------   --------     -------
EXPENSES:
Investment advisory fees......................       399          3,037        1,778      2,445         524
Administration fees...........................       107            817          637        876         188
12b-1 fees (Class A)..........................         3             63           65        331           3
12b-1 fees (Class B)..........................         2             43           14        498           3
12b-1 fees (Class C)..........................        --             --           --         80          --
Custodian fees................................        11              8           17         20           5
Legal and audit fees..........................        11             11            6          2           6
Trustees' fees and expenses...................         3             14           15         15           6
Transfer agent fees...........................         6             11           20         46           3
Amortization of deferred organization costs...         4             --            1         --          --
Registration and filing fees..................        38             61           68        121          16
Printing costs................................        16             39           63         46           5
Other.........................................         7             51           58         65          15
                                                 -------       --------     --------   --------     -------
Total expenses before waivers.................       607          4,155        2,742      4,545         774
Less waivers..................................      (206)        (1,120)        (262)      (682)        (70)
                                                 -------       --------     --------   --------     -------
Net Expenses..................................       401          3,035        2,480      3,863         704
                                                 -------       --------     --------   --------     -------
Net Investment Income.........................     2,632         23,273       19,069     26,061       5,499
                                                 -------       --------     --------   --------     -------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS:
Net realized gains (losses) from investment
  transactions................................      (487)       (11,847)      (5,793)   (19,349)     (2,448)
Net change in unrealized appreciation
  (depreciation) from investments.............    (1,285)       (17,108)     (24,051)   (32,319)     (4,796)
                                                 -------       --------     --------   --------     -------
Net realized/unrealized gains (losses) from
  investments.................................    (1,772)       (28,955)     (29,844)   (51,668)     (7,244)
                                                 -------       --------     --------   --------     -------
Change in net assets resulting from
  operations..................................   $   860       $ (5,682)    $(10,775)  $(25,607)    $(1,745)
                                                 =======       ========     ========   ========     =======

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                      SIX MONTHS ENDED DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

                                                                                                 WEST
                                               KENTUCKY    LOUISIANA   MICHIGAN      OHIO      VIRGINIA
                                               MUNICIPAL   MUNICIPAL   MUNICIPAL   MUNICIPAL   MUNICIPAL
                                               BOND FUND   BOND FUND   BOND FUND   BOND FUND   BOND FUND
                                               ---------   ---------   ---------   ---------   ---------
INVESTMENT INCOME:
Interest income..............................   $ 3,788     $ 4,900    $  8,457     $ 5,926     $ 2,594
Discount accretion...........................       306         338         336         536         305
Premium amortization.........................       (72)       (198)       (125)       (122)        (42)
Dividend income..............................        24          29         187          62          82
                                                -------     -------    --------     -------     -------
Total Income.................................     4,046       5,069       8,855       6,402       2,939
                                                -------     -------    --------     -------     -------
EXPENSES:
Investment advisory fees.....................       328         558         730         686         240
Administration fees..........................       118         150         262         184          86
12b-1 fees (Class A).........................        15         126          47          47           6
12b-1 fees (Class B).........................        74          53          42         243          37
Custodian fees...............................         4           1           9           5           2
Legal and audit fees.........................         7           6           8           5           6
Trustees' fees and expenses..................         3           4          10           4           3
Transfer agent fees..........................         9          15          16          20           3
Registration and filing fees.................        18          23          40          24          12
Printing costs...............................         2           5          18           7           4
Other........................................        18          16          24          18          11
                                                -------     -------    --------     -------     -------
Total expenses before waivers................       596         957       1,206       1,243         410
Less waivers.................................       (73)       (251)       (117)       (306)        (48)
                                                -------     -------    --------     -------     -------
Net Expenses.................................       523         706       1,089         937         362
                                                -------     -------    --------     -------     -------
Net Investment Income........................     3,523       4,363       7,766       5,465       2,577
                                                -------     -------    --------     -------     -------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS:
Net realized gains (losses) from investment
  transactions...............................    (1,035)     (1,625)     (8,123)     (3,187)     (1,199)
Net change in unrealized appreciation
  (depreciation) from investments............    (3,322)     (3,905)     (7,864)     (4,293)     (2,063)
                                                -------     -------    --------     -------     -------
Net realized/unrealized gains (losses) from
  investments................................    (4,357)     (5,530)    (15,987)     (7,480)     (3,262)
                                                -------     -------    --------     -------     -------
Change in net assets resulting from
  operations.................................   $  (834)    $(1,167)   $ (8,221)    $(2,015)    $  (685)
                                                =======     =======    ========     =======     =======

See notes to financial statements.

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--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                          SHORT-TERM MUNICIPAL               INTERMEDIATE TAX-FREE               TAX-FREE
                                               BOND FUND                           BOND FUND                    BOND FUND
                                ----------------------------------------   --------------------------   --------------------------
                                 SIX MONTHS    SIX MONTHS   MAY 4, 1998     SIX MONTHS        YEAR       SIX MONTHS     SIX MONTHS
                                   ENDED         ENDED           TO            ENDED         ENDED          ENDED         ENDED
                                DECEMBER 31,    JUNE 30,    DECEMBER 31,   DECEMBER 31,     JUNE 30,    DECEMBER 31,     JUNE 30,
                                    1999        1999 (a)      1998 (b)         1999           1999          1999         1999 (c)
                                ------------   ----------   ------------   -------------   ----------   -------------   ----------
                                (UNAUDITED)                                 (UNAUDITED)                  (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income......    $  2,632      $  2,334      $  1,749      $   23,273     $   30,992     $  19,069      $ 19,999
   Net realized gains (losses)
     from investment
     transactions.............        (487)           (4)           56         (11,847)        (2,945)       (5,793)       (2,056)
   Net change in unrealized
     appreciation
     (depreciation) from
     investments..............      (1,285)       (1,639)          669         (17,108)       (31,081)      (24,051)      (33,577)
                                  --------      --------      --------      ----------     ----------     ---------      --------
Change in net assets resulting
 from operations..............         860           691         2,474          (5,682)        (3,034)      (10,775)      (15,634)
                                  --------      --------      --------      ----------     ----------     ---------      --------
DISTRIBUTIONS TO CLASS I
 SHAREHOLDERS:
   From net investment
     income...................      (2,590)       (2,318)       (1,733)        (22,332)       (29,832)      (18,170)      (19,877)
   From net realized gains
     from investment
     transactions.............          --           (23)          (32)             --         (7,647)           --          (710)
DISTRIBUTIONS TO CLASS A
 SHAREHOLDERS:
   From net investment
     income...................         (37)          (18)           (4)           (783)          (891)         (857)         (887)
   From net realized gains
     from investment
     transactions.............          --            --(d)         --(d)           --           (229)           --           (30)
DISTRIBUTIONS TO CLASS B
 SHAREHOLDERS:
   From net investment
     income...................          (5)           (2)           (1)           (161)          (269)          (56)          (41)
   From net realized gains
     from investment
     transactions.............          --            --(d)         --(d)           --           (102)           --            (2)
                                  --------      --------      --------      ----------     ----------     ---------      --------
Change in net assets from
 shareholder distributions....      (2,632)       (2,361)       (1,770)        (23,276)       (38,970)      (19,083)      (21,547)
                                  --------      --------      --------      ----------     ----------     ---------      --------
CAPITAL TRANSACTIONS:
Change in net assets from
 share transactions...........         178        17,674       118,263        (131,797)       585,795       (88,788)      (17,317)
                                  --------      --------      --------      ----------     ----------     ---------      --------
Change in net assets..........      (1,594)       16,004       118,967        (160,755)       543,791      (118,646)      (54,498)
NET ASSETS:
   Beginning of period........     134,971       118,967            --       1,057,651        513,860       836,535       891,033
                                  --------      --------      --------      ----------     ----------     ---------      --------
   End of period..............    $133,377      $134,971      $118,967      $  896,896     $1,057,651     $ 717,889      $836,535
                                  ========      ========      ========      ==========     ==========     =========      ========

                                  TAX-FREE
                                 BOND FUND
                                ------------
                                    YEAR
                                   ENDED
                                DECEMBER 31,
                                    1998
                                ------------

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income......    $ 26,897
   Net realized gains (losses)
     from investment
     transactions.............       2,787
   Net change in unrealized
     appreciation
     (depreciation) from
     investments..............       6,497
                                  --------
Change in net assets resulting
 from operations..............      36,181
                                  --------
DISTRIBUTIONS TO CLASS I
 SHAREHOLDERS:
   From net investment
     income...................     (25,026)
   From net realized gains
     from investment
     transactions.............      (1,639)
DISTRIBUTIONS TO CLASS A
 SHAREHOLDERS:
   From net investment
     income...................      (1,770)
   From net realized gains
     from investment
     transactions.............         (86)
DISTRIBUTIONS TO CLASS B
 SHAREHOLDERS:
   From net investment
     income...................         (63)
   From net realized gains
     from investment
     transactions.............          (4)
                                  --------
Change in net assets from
 shareholder distributions....     (28,588)
                                  --------
CAPITAL TRANSACTIONS:
Change in net assets from
 share transactions...........     491,585
                                  --------
Change in net assets..........     499,178
NET ASSETS:
   Beginning of period........     391,855
                                  --------
   End of period..............    $891,033
                                  ========

------------

(a) Upon reorganizing as a fund of the One Group, the Pegasus Short Municipal Bond Fund became the Short-Term Municipal Bond Fund. The Statements of Changes in Net Assets for the periods prior to March 22, 1999, represent the Pegasus Short Municipal Bond Fund.

(b) Period from commencement of operations.

(c) Upon reorganizing as a fund of the One Group, the Pegasus Municipal Bond Fund became the Tax-Free Bond Fund. The Statements of Changes in Net Assets for the periods prior to March 22, 1999, represent the Pegasus Municipal Bond Fund.

(d) Amount is less than $1,000.

See notes to financial statements.

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--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                         MUNICIPAL                ARIZONA MUNICIPAL        KENTUCKY MUNICIPAL
                                        INCOME FUND                   BOND FUND                 BOND FUND
                                 --------------------------    -----------------------   -----------------------
                                  SIX MONTHS       YEAR         SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                    ENDED          ENDED          ENDED        ENDED        ENDED        ENDED
                                 DECEMBER 31,    JUNE 30,      DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,
                                     1999          1999            1999         1999         1999         1999
                                 ------------   -----------    ------------   --------   ------------   --------
                                 (UNAUDITED)                   (UNAUDITED)               (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income......   $   26,061    $   44,201       $  5,499     $ 11,241     $  3,523     $  6,801
    Net realized gains (losses)
      from investment
      transactions.............      (19,349)          470         (2,448)       2,448       (1,035)         (52)
    Net change in unrealized
      appreciation
      (depreciation) from
      investments..............      (32,319)      (21,731)        (4,796)      (8,561)      (3,322)      (4,095)
                                  ----------    ----------       --------     --------     --------     --------
Change in net assets resulting
  from operations..............      (25,607)       22,940         (1,745)       5,128         (834)       2,654
                                  ----------    ----------       --------     --------     --------     --------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
    From net investment
      income...................      (19,331)      (34,013)        (5,449)     (11,155)      (3,015)      (5,985)
    From net realized gains
      from investment
      transactions.............           --            --         (1,563)      (3,594)          --           --
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
    From net investment
      income...................       (4,416)       (6,846)           (39)         (70)        (209)        (395)
    From net realized gains
      from investment
      transactions.............           --            --            (13)         (20)          --           --
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
    From net investment
      income...................       (2,009)       (3,104)           (13)         (16)        (300)        (421)
    From net realized gains
      from investment
      transactions.............           --            --             (5)          (5)          --           --
DISTRIBUTIONS TO CLASS C
  SHAREHOLDERS:
    From net investment
      income...................         (319)         (238)            --           --           --           --
                                  ----------    ----------       --------     --------     --------     --------
Change in net assets from
  shareholder distributions....      (26,075)      (44,201)        (7,082)     (14,860)      (3,524)      (6,801)
                                  ----------    ----------       --------     --------     --------     --------
CAPITAL TRANSACTIONS:
Change in net assets from share
  transactions.................      106,456       286,870        (12,665)      (4,670)      (4,983)      16,574
                                  ----------    ----------       --------     --------     --------     --------
Change in net assets...........       54,774       265,609        (21,492)     (14,402)      (9,341)      12,427
NET ASSETS:
    Beginning of period........    1,044,426       778,817        235,799      250,201      148,127      135,700
                                  ----------    ----------       --------     --------     --------     --------
    End of period..............   $1,099,200    $1,044,426       $214,307     $235,799     $138,786     $148,127
                                  ==========    ==========       ========     ========     ========     ========

                                   LOUISIANA MUNICIPAL
                                        BOND FUND
                                 -----------------------
                                  SIX MONTHS      YEAR
                                    ENDED        ENDED
                                 DECEMBER 31,   JUNE 30,
                                     1999         1999
                                 ------------   --------
                                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income......    $  4,363     $  8,793
    Net realized gains (losses)
      from investment
      transactions.............      (1,625)         201
    Net change in unrealized
      appreciation
      (depreciation) from
      investments..............      (3,905)      (5,727)
                                   --------     --------
Change in net assets resulting
  from operations..............      (1,167)       3,267
                                   --------     --------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
    From net investment
      income...................      (2,494)      (5,005)
    From net realized gains
      from investment
      transactions.............         (76)        (207)
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
    From net investment
      income...................      (1,659)      (3,453)
    From net realized gains
      from investment
      transactions.............         (53)        (113)
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
    From net investment
      income...................        (211)        (335)
    From net realized gains
      from investment
      transactions.............          (8)         (13)
DISTRIBUTIONS TO CLASS C
  SHAREHOLDERS:
    From net investment
      income...................          --           --
                                   --------     --------
Change in net assets from
  shareholder distributions....      (4,501)      (9,126)
                                   --------     --------
CAPITAL TRANSACTIONS:
Change in net assets from share
  transactions.................     (13,452)      53,735
                                   --------     --------
Change in net assets...........     (19,120)      47,876
NET ASSETS:
    Beginning of period........     193,118      145,242
                                   --------     --------
    End of period..............    $173,998     $193,118
                                   ========     ========

See notes to financial statements.

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--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                               MICHIGAN MUNICIPAL                   OHIO MUNICIPAL             WEST VIRGINIA
                                                    BOND FUND                          BOND FUND            MUNICIPAL BOND FUND
                                    -----------------------------------------   -----------------------   -----------------------
                                     SIX MONTHS    SIX MONTHS        YEAR        SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                       ENDED         ENDED          ENDED          ENDED        ENDED        ENDED        ENDED
                                    DECEMBER 31,    JUNE 30,     DECEMBER 31,   DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,
                                        1999        1999 (a)         1998           1999         1999         1999         1999
                                    ------------   ----------    ------------   ------------   --------   ------------   --------
                                    (UNAUDITED)                                 (UNAUDITED)               (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income.........    $  7,766      $  7,488       $  7,825       $  5,465     $ 10,325     $  2,577     $  5,306
    Net realized gains (losses)
      from investment
      transactions................      (8,123)          480            810         (3,187)        (494)      (1,199)         110
    Net change in unrealized
      appreciation (depreciation)
      from investments............      (7,864)      (13,062)         1,875         (4,293)      (6,916)      (2,063)      (3,453)
                                      --------      --------       --------       --------     --------     --------     --------
Change in net assets resulting
  from operations.................      (8,221)       (5,094)        10,510         (2,015)       2,915         (685)       1,963
                                      --------      --------       --------       --------     --------     --------     --------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
    From net investment income....      (6,971)       (7,069)        (6,900)        (3,844)      (7,834)      (2,348)      (4,900)
    From net realized gains from
      investment transactions.....        (423)          (22)          (481)            --           --          (34)        (127)
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
    From net investment income....        (623)         (475)          (849)          (635)      (1,004)         (84)        (186)
    From net realized gains from
      investment transactions.....         (42)           (2)           (33)            --           --           (1)          (4)
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
    From net investment income....        (173)          (64)           (50)          (986)      (1,487)        (146)        (220)
    From net realized gains from
      investment transactions.....         (16)           --(b)          (3)            --           --           (3)          (6)
                                      --------      --------       --------       --------     --------     --------     --------
Change in net assets from
  shareholder distributions.......      (8,248)       (7,632)        (8,316)        (5,465)     (10,325)      (2,616)      (5,443)
                                      --------      --------       --------       --------     --------     --------     --------
CAPITAL TRANSACTIONS:
Change in net assets from share
  transactions....................     (43,034)       27,501        240,300        (18,434)      51,157       (2,285)       5,157
                                      --------      --------       --------       --------     --------     --------     --------
Change in net assets..............     (59,503)       14,775        242,494        (25,914)      43,747       (5,586)       1,677
NET ASSETS:
    Beginning of period...........     338,433       323,658         81,164        237,072      193,325      109,466      107,789
                                      --------      --------       --------       --------     --------     --------     --------
    End of period.................    $278,930      $338,433       $323,658       $211,158     $237,072     $103,880     $109,466
                                      ========      ========       ========       ========     ========     ========     ========

------------

(a) Upon reorganizing as a fund of the One Group, the Pegasus Michigan Municipal Bond Fund became the Michigan Municipal Bond Fund. The Statements of Changes in Net Assets for the periods prior to March 22, 1999, represent the Pegasus Michigan Municipal Bond Fund.

(b) Amount is less than $1,000.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in Thousands)

                                                                      SHORT-TERM MUNICIPAL                INTERMEDIATE TAX-FREE
                                                                           BOND FUND                            BOND FUND
                                                           ------------------------------------------    ------------------------
                                                               SIX            SIX                            SIX           YEAR
                                                              MONTHS         MONTHS         MAY 4,          MONTHS        ENDED
                                                              ENDED          ENDED         1998 TO          ENDED          JUNE
                                                             DECEMBER       JUNE 30,       DECEMBER        DECEMBER        30,
                                                             31, 1999       1999 (a)     31,1998 (b)       31, 1999        1999
                                                           ------------    ----------    ------------    ------------    --------
                                                           (UNAUDITED)                                   (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued............................    $ 38,372       $ 32,888       $ 28,335       $  72,513      $125,858
  Proceeds from shares issued in conversion..............          --             --         95,766              --        50,518
  Proceeds from shares issued in Pegasus acquisition.....          --             --             --              --       471,982
  Dividends reinvested...................................          --(c)          80            271              20         2,422
  Cost of shares redeemed................................     (38,568)       (16,716)        (6,780)       (203,983)      (90,415)
                                                             --------       --------       --------       ---------      --------
  Change in net assets from Class I Share transactions...    $   (196)      $ 16,252       $117,592       $(131,450)     $560,365
                                                             ========       ========       ========       =========      ========
CLASS A SHARES:
  Proceeds from shares issued............................    $    560       $  1,774       $    558       $   9,431      $  7,787
  Proceeds from shares issued in Pegasus acquisition.....          --             --             --              --        20,534
  Dividends reinvested...................................          40             15              2             540           715
  Cost of shares redeemed................................        (571)          (484)            --          (9,776)       (7,422)
                                                             --------       --------       --------       ---------      --------
  Change in net assets from Class A Share transactions...    $     29       $  1,305       $    560       $     195      $ 21,614
                                                             ========       ========       ========       =========      ========
CLASS B SHARES:
  Proceeds from shares issued............................    $    387       $    169       $    110       $     798      $  3,903
  Proceeds from shares issued in Pegasus acquisition.....          --             --             --              --           715
  Dividends reinvested...................................           5              2              1             141           297
  Cost of shares redeemed................................         (47)           (54)            --          (1,481)       (1,099)
                                                             --------       --------       --------       ---------      --------
  Change in net assets from Class B Share transactions...    $    345       $    117       $    111       $    (542)     $  3,816
                                                             ========       ========       ========       =========      ========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued.................................................       3,858          3,252          2,850           6,882        11,419
  Issued in conversion...................................          --             --          9,463              --         4,541
  Issued in Pegasus acquisition..........................          --             --             --              --        42,711
  Reinvested.............................................          --(c)           8             --               2           219
  Redeemed...............................................      (3,873)        (1,648)          (666)        (19,440)       (8,209)
                                                             --------       --------       --------       ---------      --------
  Change in Class I Shares...............................         (15)         1,612         11,647         (12,556)       50,681
                                                             ========       ========       ========       =========      ========
CLASS A SHARES:
  Issued.................................................          56            176             55             892           706
  Issued in Pegasus acquisition..........................          --             --             --              --         1,858
  Reinvested.............................................           4              1             --(c)           51            64
  Redeemed...............................................         (57)           (48)            --            (928)         (676)
                                                             --------       --------       --------       ---------      --------
  Change in Class A Shares...............................           3            129             55              15         1,952
                                                             ========       ========       ========       =========      ========
CLASS B SHARES:
  Issued.................................................          38             17             11              76           350
  Issued in Pegasus acquisition..........................          --             --             --              --            65
  Reinvested.............................................          --(c)          --             --(c)           13            27
  Redeemed...............................................          (4)            (5)            --            (141)         (100)
                                                             --------       --------       --------       ---------      --------
  Change in Class B Shares...............................          34             12             11             (52)          342
                                                             ========       ========       ========       =========      ========

------------
(a) Upon reorganizing as a fund of the One Group, the Pegasus Short Municipal Bond Fund became the Short-Term Municipal Bond Fund. The Schedules of Capital Stock Activity for the periods prior to March 22, 1999, represent the Pegasus Short Municipal Bond Fund.
(b) Period from commencement of operations.
(c) Amount is less than 1,000.

See notes to financial statements.

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--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in Thousands)

                                                   TAX-FREE                           MUNICIPAL              ARIZONA MUNICIPAL
                                                   BOND FUND                         INCOME FUND                 BOND FUND
                                   -----------------------------------------   ------------------------   -----------------------
                                    SIX MONTHS    SIX MONTHS        YEAR        SIX MONTHS      YEAR       SIX MONTHS      YEAR
                                      ENDED          ENDED         ENDED          ENDED         ENDED        ENDED        ENDED
                                     DECEMBER      JUNE 30,       DECEMBER       DECEMBER     JUNE 30,      DECEMBER       JUNE
                                     31, 1999      1999 (a)       31,1998        31, 1999       1999        31, 1999     30,1999
                                   ------------   -----------   ------------   ------------   ---------   ------------   --------
                                   (UNAUDITED)                                 (UNAUDITED)                (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued....   $  56,516      $ 43,899       $ 89,326      $ 226,559     $ 214,044     $ 18,243     $ 25,638
  Proceeds from shares issued in
    conversion...................          --            --        449,204             --            --           --           --
  Dividends reinvested...........          26           795          1,162             77            64          611        1,082
  Cost of shares redeemed........    (145,176)      (55,106)       (60,985)      (122,726)      (72,581)     (32,153)     (32,308)
                                    ---------      --------       --------      ---------     ---------     --------     --------
  Change in net assets from Class
    I Share transactions.........   $ (88,634)     $(10,412)      $478,707      $ 103,910     $ 141,527     $(13,299)    $ (5,588)
                                    =========      ========       ========      =========     =========     ========     ========
CLASS A SHARES:
  Proceeds from shares issued....   $   6,523      $ 11,193       $ 19,917      $  54,093     $ 193,257     $  1,512     $    963
  Dividends reinvested...........         721           678          1,123          4,285         5,621           23           31
  Cost of shares redeemed........      (8,034)      (19,172)        (8,974)       (63,526)     (108,374)        (856)        (449)
                                    ---------      --------       --------      ---------     ---------     --------     --------
  Change in net assets from Class
    A Share transactions.........   $    (790)     $ (7,301)      $ 12,066      $  (5,148)    $  90,504     $    679     $    545
                                    =========      ========       ========      =========     =========     ========     ========
CLASS B SHARES:
  Proceeds from shares issued....   $   1,178      $    650       $    994      $  13,892     $  50,465     $    119     $    364
  Dividends reinvested...........          42            29             48          1,714         2,235           12            9
  Cost of shares redeemed........        (584)         (283)          (231)       (11,560)       (9,665)        (176)          --
                                    ---------      --------       --------      ---------     ---------     --------     --------
  Change in net assets from Class
    B Share transactions.........   $     636      $    396       $    811      $   4,046     $  43,035     $    (45)    $    373
                                    =========      ========       ========      =========     =========     ========     ========
CLASS C SHARES:
  Proceeds from shares issued....                                               $   8,029     $  14,415
  Dividends reinvested...........                                                     323           188
  Cost of shares redeemed........                                                  (4,704)       (2,799)
                                                                                ---------     ---------
  Change in net assets from Class
    C Share transactions.........                                               $   3,648     $  11,804
                                                                                =========     =========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued.........................       4,657         3,394          6,980         23,466        21,119        1,899        2,551
  Issued in conversion...........          --            --         34,802             --            --           --           --
  Reinvested.....................           2            62             89              8             6           65          108
  Redeemed.......................     (11,953)       (4,300)        (4,707)       (12,750)       (7,166)      (3,374)      (3,196)
                                    ---------      --------       --------      ---------     ---------     --------     --------
  Change in Class I Shares.......      (7,294)         (844)        37,164         10,724        13,959       (1,410)        (537)
                                    =========      ========       ========      =========     =========     ========     ========
CLASS A SHARES:
  Issued.........................         534           876          1,539          5,568        19,009          161           96
  Reinvested.....................          59            52             87            442           552            2            3
  Redeemed.......................        (657)       (1,485)          (694)        (6,578)      (10,686)         (90)         (44)
                                    ---------      --------       --------      ---------     ---------     --------     --------
  Change in Class A Shares.......         (64)         (557)           932           (568)        8,875           73           55
                                    =========      ========       ========      =========     =========     ========     ========
CLASS B SHARES:
  Issued.........................          96            51             77          1,431         4,982           12           36
  Reinvested.....................           3             2              4            177           220            1            1
  Redeemed.......................         (48)          (22)           (18)        (1,198)         (956)         (18)          --
                                    ---------      --------       --------      ---------     ---------     --------     --------
  Change in Class B Shares.......          51            31             63            410         4,246           (5)          37
                                    =========      ========       ========      =========     =========     ========     ========
CLASS C SHARES:
  Issued.........................                                                     829         1,425
  Reinvested.....................                                                      33            19
  Redeemed.......................                                                    (488)         (277)
                                                                                ---------     ---------
  Change in Class C Shares.......                                                     374         1,167
                                                                                =========     =========

------------

(a) Upon reorganizing as a fund of the One Group, the Pegasus Municipal Bond Fund became the Tax-Free Bond Fund. The Schedules of Capital Stock Activity for the periods prior to March 22, 1999, represent the Pegasus Municipal Bond Fund.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in Thousands)

                                       KENTUCKY MUNICIPAL        LOUISIANA MUNICIPAL                MICHIGAN MUNICIPAL
                                            BOND FUND                 BOND FUND                         BOND FUND
                                     -----------------------   -----------------------   ----------------------------------------
                                      SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS    SIX MONTHS       YEAR
                                        ENDED        ENDED        ENDED        ENDED        ENDED         ENDED         ENDED
                                       DECEMBER     JUNE 30,     DECEMBER     JUNE 30,     DECEMBER      JUNE 30,      DECEMBER
                                       31, 1999       1999       31, 1999       1999       31,1999       1999 (a)      31, 1998
                                     ------------   --------   ------------   --------   ------------   ----------   ------------
                                     (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued......    $ 13,387     $19,845      $  8,079     $20,995      $ 20,280      $ 41,357      $ 41,309
  Proceeds from shares issued in
    Marquis acquisition............          --          --            --      15,090            --            --            --
  Proceeds from shares issued in
    conversion.....................          --          --            --          --            --            --       207,445
  Dividends reinvested.............          14           8            --         171           370           126           629
  Cost of shares redeemed..........     (15,420)    (15,769)      (14,575)    (19,498)      (79,926)      (19,178)      (14,329)
                                       --------     --------     --------     --------     --------      --------      --------
  Change in net assets from Class I
    Share transactions.............    $ (2,019)    $ 4,084      $ (6,496)    $16,758      $(59,276)     $ 22,305      $235,054
                                       ========     ========     ========     ========     ========      ========      ========
CLASS A SHARES:
  Proceeds from shares issued......    $    406     $ 3,399      $  4,604     $16,545      $ 17,261      $  6,796      $  6,878
  Proceeds from shares issued in
    Marquis acquisition............          --          --            --      34,487            --            --            --
  Dividends reinvested.............         177         261         1,202       2,039           589           370           671
  Cost of shares redeemed..........      (2,534)     (1,207)      (12,026)    (21,854)       (5,239)       (6,989)       (3,525)
                                       --------     --------     --------     --------     --------      --------      --------
  Change in net assets from Class A
    Share transactions.............    $ (1,951)    $ 2,453      $ (6,220)    $31,217      $ 12,611      $    177      $  4,024
                                       ========     ========     ========     ========     ========      ========      ========
CLASS B SHARES:
  Proceeds from shares issued......    $  1,157     $10,761      $    520     $ 5,152      $  3,890      $  5,096      $  1,202
  Proceeds from shares issued in
    Marquis acquisition............          --          --            --       2,002            --            --            --
  Dividends reinvested.............         248         281           182         236           159            36            28
  Cost of shares redeemed..........      (2,418)     (1,005)       (1,438)     (1,630)         (418)         (113)           (7)
                                       --------     --------     --------     --------     --------      --------      --------
  Change in net assets from Class B
    Share transactions.............    $ (1,013)    $10,037      $   (736)    $ 5,760      $  3,631      $  5,019      $  1,223
                                       ========     ========     ========     ========     ========      ========      ========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued...........................       1,341       1,901           819       2,034         1,960         3,788         3,794
  Issued in Marquis acquisition....          --          --            --       1,474            --            --            --
  Issued in conversion.............          --          --            --          --            --            --        18,876
  Reinvested.......................           1           1            --          17            36            11            57
  Redeemed.........................      (1,550)     (1,509)       (1,481)     (1,891)       (7,786)       (1,750)       (1,290)
                                       --------     --------     --------     --------     --------      --------      --------
  Change in Class I Shares.........        (208)        393          (662)      1,634        (5,790)        2,049        21,437
                                       ========     ========     ========     ========     ========      ========      ========
CLASS A SHARES:
  Issued...........................          40         326           465       1,602         1,665           623           623
  Issued in Marquis acquisition....          --          --            --       3,368            --            --            --
  Reinvested.......................          18          25           123         198            57            34            61
  Redeemed.........................        (253)       (115)       (1,221)     (2,133)         (505)         (640)         (320)
                                       --------     --------     --------     --------     --------      --------      --------
  Change in Class A Shares.........        (195)        236          (633)      3,035         1,217            17           364
                                       ========     ========     ========     ========     ========      ========      ========
CLASS B SHARES:
  Issued...........................         116       1,036            52         496           389           485           113
  Issued in Marquis acquisition....          --          --            --         195            --            --            --
  Reinvested.......................          25          27            18          23            16             3             3
  Redeemed.........................        (244)        (98)         (146)       (158)          (42)          (11)           (1)
                                       --------     --------     --------     --------     --------      --------      --------
  Change in Class B Shares.........        (103)        965           (76)        556           363           477           115
                                       ========     ========     ========     ========     ========      ========      ========

------------
(a) Upon reorganizing as a fund of the One Group, the Pegasus Michigan Municipal Bond Fund became the Michigan Municipal Bond Fund. The Schedules of Capital Stock Activity for the periods prior to March 22, 1999, represent the Pegasus Michigan Municipal Bond Fund.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in Thousands)

                                                                   OHIO MUNICIPAL              WEST VIRGINIA
                                                                     BOND FUND              MUNICIPAL BOND FUND
                                                              ------------------------    ------------------------
                                                               SIX MONTHS                  SIX MONTHS
                                                                 ENDED          YEAR         ENDED          YEAR
                                                                DECEMBER       ENDED        DECEMBER       ENDED
                                                                  31,         JUNE 30,        31,         JUNE 30,
                                                                  1999          1999          1999          1999
                                                              ------------    --------    ------------    --------
                                                              (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued...............................    $ 13,122      $ 40,536      $ 6,079       $ 13,880
  Dividends reinvested......................................          27            34           18             46
  Cost of shares redeemed...................................     (29,565)      (25,022)      (8,073)       (14,873)
                                                                --------      --------      -------       --------
  Change in net assets from Class I Share transactions......    $(16,416)     $ 15,548      $(1,976)      $   (947)
                                                                ========      ========      =======       ========
CLASS A SHARES:
  Proceeds from shares issued...............................    $  4,020      $ 15,718      $   658       $  4,559
  Dividends reinvested......................................         612           816           58            144
  Cost of shares redeemed...................................      (4,241)       (6,121)        (789)        (3,013)
                                                                --------      --------      -------       --------
  Change in net assets from Class A Share transactions......    $    391      $ 10,413      $   (73)      $  1,690
                                                                ========      ========      =======       ========
CLASS B SHARES:
  Proceeds from shares issued...............................    $  3,818      $ 30,010      $   859       $  5,149
  Dividends reinvested......................................         945         1,155          126            148
  Cost of shares redeemed...................................      (7,172)       (5,969)      (1,221)          (883)
                                                                --------      --------      -------       --------
  Change in net assets from Class B Share transactions......    $ (2,409)     $ 25,196      $  (236)      $  4,414
                                                                ========      ========      =======       ========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued....................................................       1,247         3,649          621          1,349
  Reinvested................................................           3             3            1              5
  Redeemed..................................................      (2,807)       (2,261)        (821)        (1,443)
                                                                --------      --------      -------       --------
  Change in Class I Shares..................................      (1,557)        1,391         (199)           (89)
                                                                ========      ========      =======       ========
CLASS A SHARES:
  Issued....................................................         381         1,416           66            438
  Reinvested................................................          58            73            6             14
  Redeemed..................................................        (401)         (554)         (80)          (291)
                                                                --------      --------      -------       --------
  Change in Class A Shares..................................          38           935           (8)           161
                                                                ========      ========      =======       ========
CLASS B SHARES:
  Issued....................................................         357         2,671           86            495
  Reinvested................................................          89           103           13             14
  Redeemed..................................................        (673)         (534)        (123)           (85)
                                                                --------      --------      -------       --------
  Change in Class B Shares..................................        (227)        2,240          (24)           424
                                                                ========      ========      =======       ========

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  SHORT-TERM MUNICIPAL BOND FUND
                                                            -------------------------------------------
                                                                          CLASS I SHARES
                                                            -------------------------------------------
                                                             SIX MONTHS    SIX MONTHS         MAY 4,
                                                               ENDED          ENDED          1998 TO
                                                            DECEMBER 31,    JUNE 30,       DECEMBER 31,
                                                                1999        1999 (a)         1998 (b)
                                                            ------------   -----------     ------------
                                                            (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.....................     $  10.02      $  10.16         $  10.00
                                                              --------      --------         --------
Investment Activities:
  Net investment income..................................         0.20          0.19             0.25
  Net realized and unrealized gains (losses) from
     investments.........................................        (0.13)        (0.14)            0.16
                                                              --------      --------         --------
     Total from Investment Activities....................         0.07          0.05             0.41
                                                              --------      --------         --------
Distributions:
  Net investment income..................................        (0.20)        (0.19)           (0.25)
                                                              --------      --------         --------
     Total Distributions.................................        (0.20)        (0.19)           (0.25)
                                                              --------      --------         --------
NET ASSET VALUE, END OF PERIOD...........................     $   9.89      $  10.02         $  10.16
                                                              ========      ========         ========
Total Return.............................................         0.69%(c)      0.50%(c)         4.15%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)......................     $130,966      $132,902         $118,296
  Ratio of expenses to average
     net assets..........................................         0.60%(d)      0.62%(d)         0.61%(d)
  Ratio of net investment income to
     average net assets..................................         3.97%(d)      3.79%(d)         3.75%(d)
  Ratio of expenses to average
     net assets*.........................................         0.91%(d)      0.80%(d)         0.70%(d)
  Ratio of net investment income to
     average net assets*.................................         3.66%(d)      3.61%(d)         3.66%(d)
  Portfolio turnover (e).................................        77.02%        74.84%           32.23%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of the One Group, the Pegasus Short Municipal Bond Fund became the Short-Term Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Short Municipal Bond Fund.
(b) Period from commencement of operations.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   SHORT-TERM MUNICIPAL BOND FUND
                                                             -------------------------------------------
                                                                           CLASS A SHARES
                                                             -------------------------------------------
                                                              SIX MONTHS    SIX MONTHS         MAY 4,
                                                                ENDED          ENDED          1998 TO
                                                             DECEMBER 31,    JUNE 30,       DECEMBER 31,
                                                                 1999        1999 (a)         1998 (b)
                                                             ------------   -----------     ------------
                                                             (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD......................      $10.01        $10.15           $10.00
                                                                ------        ------           ------
Investment Activities:
  Net investment income...................................        0.19          0.19             0.22
  Net realized and unrealized gains (losses) from
     investments..........................................       (0.14)        (0.15)            0.16
                                                                ------        ------           ------
     Total from Investment Activities.....................        0.05          0.04             0.38
                                                                ------        ------           ------
Distributions:
  Net investment income...................................       (0.19)        (0.18)           (0.23)
                                                                ------        ------           ------
     Total Distributions..................................       (0.19)        (0.18)           (0.23)
                                                                ------        ------           ------
NET ASSET VALUE, END OF PERIOD............................      $ 9.87        $10.01           $10.15
                                                                ======        ======           ======
Total Return..............................................        0.47%(c)      0.37%(c)         3.89%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).......................      $1,845        $1,843           $  559
  Ratio of expenses to average
     net assets...........................................        0.85%(d)      0.86%(d)         0.86%(d)
  Ratio of net investment income to
     average net assets...................................        3.73%(d)      3.48%(d)         3.53%(d)
  Ratio of expenses to average
     net assets*..........................................        1.26%(d)      1.16%(d)         0.99%(d)
  Ratio of net investment income to
     average net assets*..................................        3.32%(d)      3.18%(d)         3.40%(d)
  Portfolio turnover (e)..................................       77.02%        74.84%           32.23%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of the One Group, the Pegasus Short Municipal Bond Fund became the Short-Term Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Short Municipal Bond Fund.
(b) Period from commencement of operations.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   SHORT-TERM MUNICIPAL BOND FUND
                                                             -------------------------------------------
                                                                           CLASS B SHARES
                                                             -------------------------------------------
                                                              SIX MONTHS    SIX MONTHS         MAY 4,
                                                                ENDED          ENDED          1998 TO
                                                             DECEMBER 31,    JUNE 30,       DECEMBER 31,
                                                                 1999        1999 (a)         1998 (b)
                                                             ------------   -----------     ------------
                                                             (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD......................      $10.05        $10.19           $10.00
                                                                ------        ------           ------
Investment Activities:
  Net investment income...................................        0.15          0.15             0.13
  Net realized and unrealized gains (losses) from
     investments..........................................       (0.12)        (0.14)            0.21
                                                                ------        ------           ------
     Total from Investment Activities.....................        0.03          0.01             0.34
                                                                ------        ------           ------
Distributions:
  Net investment income...................................       (0.15)        (0.15)           (0.15)
                                                                ------        ------           ------
     Total Distributions..................................       (0.15)        (0.15)           (0.15)
                                                                ------        ------           ------
NET ASSET VALUE, END OF PERIOD............................      $ 9.93        $10.05           $10.19
                                                                ======        ======           ======
Total Return..............................................        0.31%(c)      0.11%(c)         3.48%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).......................      $  566        $  226           $  112
  Ratio of expenses to average
     net assets...........................................        1.53%(d)      1.55%(d)         1.61%(d)
  Ratio of net investment income to
     average net assets...................................        3.04%(d)      2.80%(d)         2.43%(d)
  Ratio of expenses to average
     net assets*..........................................        1.94%(d)      1.80%(d)         1.68%(d)
  Ratio of net investment income to
     average net assets*..................................        2.63%(d)      2.55%(d)         2.36%(d)
  Portfolio turnover (e)..................................       77.02%        74.84%           32.23%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of the One Group, the Pegasus Short Municipal Bond Fund became the Short-Term Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Short Municipal Bond Fund.
(b) Period from commencement of operations.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                       INTERMEDIATE TAX-FREE BOND FUND
                                  --------------------------------------------------------------------------
                                                                CLASS I SHARES
                                  --------------------------------------------------------------------------
                                   SIX MONTHS
                                     ENDED                           YEAR ENDED JUNE 30,
                                  DECEMBER 31,    ----------------------------------------------------------
                                      1999           1999         1998        1997        1996        1995
                                  ------------    ----------    --------    --------    --------    --------
                                  (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD............   $  10.68      $    11.15    $  10.92    $  10.67    $  10.64    $  10.49
                                    --------      ----------    --------    --------    --------    --------
Investment Activities:
  Net investment income..........       0.24            0.50        0.52        0.54        0.52        0.54
  Net realized and unrealized
    gains (losses) from
    investments..................      (0.31)          (0.30)       0.31        0.27        0.04        0.15
                                    --------      ----------    --------    --------    --------    --------
    Total from Investment
       Activities................      (0.07)           0.20        0.83        0.81        0.56        0.69
                                    --------      ----------    --------    --------    --------    --------
Distributions:
  Net investment income..........      (0.24)          (0.50)      (0.52)      (0.54)      (0.51)      (0.54)
  Net realized gains.............         --           (0.17)      (0.08)      (0.02)      (0.02)         --
                                    --------      ----------    --------    --------    --------    --------
    Total Distributions..........      (0.24)          (0.67)      (0.60)      (0.56)      (0.53)      (0.54)
                                    --------      ----------    --------    --------    --------    --------
NET ASSET VALUE,
  END OF PERIOD..................   $  10.37      $    10.68    $  11.15    $  10.92    $  10.67    $  10.64
                                    ========      ==========    ========    ========    ========    ========
Total Return.....................      (0.62)%(a)       1.71%       7.74%       7.76%       5.39%       6.75%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000)........................   $854,712      $1,013,839    $493,686    $451,089    $217,201    $211,229
  Ratio of expenses to average
    net assets...................       0.58%(b)        0.59%       0.60%       0.58%       0.54%       0.53%
  Ratio of net investment income
    to
    average net assets...........       4.62%(b)        4.49%       4.70%       5.05%       4.87%       5.17%
  Ratio of expenses to average
    net assets*..................       0.80%(b)        0.81%       0.81%       0.81%       0.87%       0.88%
  Ratio of net investment income
    to
    average net assets*..........       4.40%(b)        4.27%       4.49%       4.82%       4.54%       4.82%
  Portfolio turnover (c).........      50.71%         108.41%     109.03%      86.89%     111.58%     199.76%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                          INTERMEDIATE TAX-FREE BOND FUND
                                        --------------------------------------------------------------------
                                                                   CLASS A SHARES
                                        --------------------------------------------------------------------
                                         SIX MONTHS
                                           ENDED                         YEAR ENDED JUNE 30,
                                        DECEMBER 31,     ---------------------------------------------------
                                            1999          1999       1998       1997       1996       1995
                                        ------------     -------    -------    -------    -------    -------
                                        (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.................    $ 10.67        $ 11.14    $ 10.91    $ 10.67    $ 10.63    $ 10.48
                                          -------        -------    -------    -------    -------    -------
Investment Activities:
  Net investment income...............       0.23           0.47       0.50       0.51       0.50       0.51
  Net realized and unrealized gains
    (losses) from investments.........      (0.31)         (0.30)      0.31       0.26       0.05       0.15
                                          -------        -------    -------    -------    -------    -------
    Total from Investment
       Activities.....................      (0.08)          0.17       0.81       0.77       0.55       0.66
                                          -------        -------    -------    -------    -------    -------
Distributions:
  Net investment income...............      (0.23)         (0.47)     (0.50)     (0.51)     (0.49)     (0.49)
  In excess of net investment
    income............................         --             --         --         --         --      (0.02)
  Net realized gains..................         --          (0.17)     (0.08)     (0.02)     (0.02)        --
                                          -------        -------    -------    -------    -------    -------
    Total Distributions...............      (0.23)         (0.64)     (0.58)     (0.53)     (0.51)     (0.51)
                                          -------        -------    -------    -------    -------    -------
NET ASSET VALUE,
  END OF PERIOD.......................    $ 10.36        $ 10.67    $ 11.14    $ 10.91    $ 10.67    $ 10.63
                                          =======        =======    =======    =======    =======    =======
Total Return..........................      (0.75)%(a)      1.45%      7.50%      7.39%      5.28%      6.49%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)...    $33,887        $34,725    $14,515    $ 8,457    $ 6,622    $ 5,614
  Ratio of expenses to average net
    assets............................       0.83%(b)       0.84%      0.85%      0.83%      0.79%      0.78%
  Ratio of net investment income to
    average net assets................       4.37%(b)       4.28%      4.45%      4.75%      4.62%      4.91%
  Ratio of expenses to average net
    assets*...........................       1.15%(b)       1.16%      1.16%      1.15%      1.22%      1.23%
  Ratio of net investment income to
    average net assets*...............       4.05%(b)       3.96%      4.14%      4.43%      4.19%      4.46%
  Portfolio turnover (c)..............      50.71%        108.41%    109.03%     86.89%    111.58%    199.76%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                           INTERMEDIATE TAX-FREE BOND FUND
                                         -------------------------------------------------------------------
                                                                   CLASS B SHARES
                                         -------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                        YEAR ENDED JUNE 30,
                                         DECEMBER 31,     --------------------------------------------------
                                             1999          1999       1998       1997      1996       1995
                                         ------------     -------    -------    ------    -------    -------
                                         (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD..................     $10.69        $ 11.16    $ 10.93    $10.68    $ 10.65    $ 10.50
                                            ------        -------    -------    ------    -------    -------
Investment Activities:
  Net investment income................       0.20           0.40       0.43      0.45       0.43       0.46
  Net realized and unrealized gains
    (losses) from investments..........      (0.30)         (0.30)      0.31      0.27       0.04       0.14
                                            ------        -------    -------    ------    -------    -------
    Total from Investment Activities...      (0.10)          0.10       0.74      0.72       0.47       0.60
                                            ------        -------    -------    ------    -------    -------
Distributions:
  Net investment income................      (0.20)         (0.40)     (0.43)    (0.45)     (0.42)     (0.45)
  Net realized gains...................         --          (0.17)     (0.08)    (0.02)     (0.02)        --
                                            ------        -------    -------    ------    -------    -------
    Total Distributions................      (0.20)         (0.57)     (0.51)    (0.47)     (0.44)     (0.45)
                                            ------        -------    -------    ------    -------    -------
NET ASSET VALUE,
  END OF PERIOD........................     $10.39        $ 10.69    $ 11.16    $10.93    $ 10.68    $ 10.65
                                            ======        =======    =======    ======    =======    =======
Total Return...........................      (0.97)%(a)      0.80%      6.81%     6.82%      4.48%      5.89%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)....     $8,297        $ 9,087    $ 5,659    $3,307    $ 2,439    $ 1,116
  Ratio of expenses to average
    net assets.........................       1.48%(b)       1.49%      1.50%     1.47%      1.44%      1.43%
  Ratio of net investment income to
    average net assets.................       3.71%(b)       3.58%      3.80%     4.09%      3.97%      4.29%
  Ratio of expenses to average
    net assets*........................       1.80%(b)       1.81%      1.81%     1.78%      1.87%      1.88%
  Ratio of net investment income to
    average net assets*................       3.39%(b)       3.26%      3.49%     3.78%      3.54%      3.84%
  Portfolio turnover (c)...............      50.71%        108.41%    109.03%    86.89%    111.58%    199.76%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          TAX-FREE BOND FUND
                                      -------------------------------------------------------------------------------------------
                                                                            CLASS I SHARES
                                      -------------------------------------------------------------------------------------------
                                       SIX MONTHS     SIX MONTHS                                        MARCH 1,     FEBRUARY 1,
                                         ENDED          ENDED           YEAR ENDED DECEMBER 31,         1995 TO        1995 TO
                                      DECEMBER 31,     JUNE 30,      ------------------------------   DECEMBER 31,   FEBRUARY 28,
                                          1999         1999 (a)        1998       1997       1996       1995 (b)       1995 (c)
                                      ------------    ----------     --------   --------   --------   ------------   ------------
                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD............................    $  12.44       $  12.98      $  12.86   $  12.36   $  12.63     $  12.06       $  12.06
                                        --------       --------      --------   --------   --------     --------       --------
Investment Activities:
  Net investment income.............        0.30           0.29          0.60       0.61       0.65         0.52           0.05
  Net realized and unrealized gains
    (losses) from investments.......       (0.47)         (0.52)         0.16       0.51      (0.20)        0.81             --
                                        --------       --------      --------   --------   --------     --------       --------
    Total from Investment
      Activities....................       (0.17)         (0.23)         0.76       1.12       0.45         1.33           0.05
                                        --------       --------      --------   --------   --------     --------       --------
Distributions:
  Net investment income.............       (0.30)         (0.30)        (0.61)     (0.62)     (0.61)       (0.52)         (0.05)
  Net realized gains................          --          (0.01)        (0.03)        --      (0.01)       (0.24)            --
  In excess of net realized gains...          --             --            --         --      (0.10)          --             --
                                        --------       --------      --------   --------   --------     --------       --------
    Total Distributions.............       (0.30)         (0.31)        (0.64)     (0.62)     (0.72)       (0.76)         (0.05)
                                        --------       --------      --------   --------   --------     --------       --------
NET ASSET VALUE, END OF PERIOD......    $  11.97       $  12.44      $  12.98   $  12.86   $  12.36     $  12.63       $  12.06
                                        ========       ========      ========   ========   ========     ========       ========
Total Return........................       (1.40)%(d)     (1.78)%(d)     6.01%      9.32%      3.76%       11.20%(d)       0.39%(d)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000)...........................    $678,857       $795,839      $841,715   $355,814   $338,104     $240,160       $220,143
  Ratio of expenses to average net
    assets..........................        0.61%(e)       0.63%(e)      0.63%      0.60%      0.58%        0.54%(e)       0.65%(e)
  Ratio of net investment income to
    average net assets..............        4.84%(e)       4.60%(e)      4.61%      4.90%      4.79%        4.95%(e)       5.45%(e)
  Ratio of expenses to average net
    assets*.........................        0.67%(e)       0.66%(e)      0.63%      0.60%      0.68%        0.67%(e)       0.79%(e)
  Ratio of net investment income to
    average net assets*.............        4.78%(e)       4.57%(e)      4.61%      4.90%      4.69%        4.82%(e)       5.31%(e)
  Portfolio turnover (f)............       20.26%         37.90%        22.05%     32.08%     64.51%       69.31%         60.78%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of the One Group, the Pegasus Municipal Bond Fund became the Tax-Free Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Municipal Bond Fund.
(b) Effective March 1, 1995, the fund changed its fiscal year end from February 28 to December 31.
(c) Period from commencement of operations.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        TAX-FREE BOND FUND
                                      --------------------------------------------------------------------------------------
                                                                          CLASS A SHARES
                                      --------------------------------------------------------------------------------------
                                       SIX MONTHS    SIX MONTHS                                    MARCH 1,         YEAR
                                         ENDED         ENDED         YEAR ENDED DECEMBER 31,       1995 TO         ENDED
                                      DECEMBER 31,    JUNE 30,     ---------------------------   DECEMBER 31,   FEBRUARY 28,
                                          1999        1999 (a)      1998      1997      1996       1995 (b)         1995
                                      ------------   ----------    -------   -------   -------   ------------   ------------
                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................      $ 12.44       $ 12.99      $ 12.87   $ 12.36   $ 12.64      $12.06         $12.13
                                        -------       -------      -------   -------   -------      ------         ------
Investment Activities:
  Net investment income...........         0.28          0.28         0.55      0.56      0.59        0.48           0.60
  Net realized and unrealized
    gains (losses) from
    investments...................        (0.46)        (0.53)        0.17      0.54     (0.18)       0.82          (0.07)
                                        -------       -------      -------   -------   -------      ------         ------
    Total from Investment
      Activities..................        (0.18)        (0.25)        0.72      1.10      0.41        1.30           0.53
                                        -------       -------      -------   -------   -------      ------         ------
Distributions:
  Net investment income...........        (0.28)        (0.29)       (0.57)    (0.59)    (0.58)      (0.48)         (0.60)
  Net realized gains..............           --         (0.01)       (0.03)       --     (0.01)      (0.24)            --
  In excess of net realized
    gains.........................           --            --           --        --     (0.10)         --             --
                                        -------       -------      -------   -------   -------      ------         ------
    Total Distributions...........        (0.28)        (0.30)       (0.60)    (0.59)    (0.69)      (0.72)         (0.60)
                                        -------       -------      -------   -------   -------      ------         ------
NET ASSET VALUE, END OF PERIOD....      $ 11.98       $ 12.44      $ 12.99   $ 12.87   $ 12.36      $12.64         $12.06
                                        =======       =======      =======   =======   =======      ======         ======
Total Return......................        (1.44)%(c)    (1.97)%(c)    5.74%     9.13%     3.36%      10.95%(c)       4.45%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000).........................      $36,066       $38,253      $47,176   $34,729   $29,352      $7,426         $6,840
  Ratio of expenses to average net
    assets........................         0.86%(d)      0.87%(d)     0.88%     0.85%     0.83%       0.89%(d)       1.98%
  Ratio of net investment income
    to average net assets.........         4.60%(d)      4.34%(d)     4.36%     4.65%     4.54%       4.57%(d)       5.09%
  Ratio of expenses to average net
    assets*.......................         1.02%(d)      0.95%(d)     0.88%     0.85%     0.89%       1.04%(d)       3.89%
  Ratio of net investment income
    to average net assets*........         4.44%(d)      4.26%(d)     4.36%     4.65%     4.48%       4.42%(d)       3.18%
  Portfolio turnover (e)..........        20.26%        37.90%       22.05%    32.08%    64.51%      69.31%         60.78%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of the One Group, the Pegasus Municipal Bond Fund became the Tax-Free Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Municipal Bond Fund.
(b) Effective March 1, 1995, the fund changed its fiscal year end from February 28 to December 31.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         TAX-FREE BOND FUND
                                       --------------------------------------------------------------------------------------
                                                                           CLASS B SHARES
                                       --------------------------------------------------------------------------------------
                                        SIX MONTHS    SIX MONTHS                                    APRIL 4,       MARCH 1,
                                          ENDED          ENDED        YEAR ENDED DECEMBER 31,       1995 TO        1994 TO
                                       DECEMBER 31,    JUNE 30,      --------------------------   DECEMBER 31,   DECEMBER 2,
                                           1999        1999 (a)       1998      1997      1996    1995 (b)(c)      1994 (d)
                                       ------------   -----------    ------    ------    ------   ------------   ------------
                                       (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................       $12.44        $12.99       $12.86    $12.36    $12.65      $12.17        $ 12.14
                                          ------        ------       ------    ------    ------      ------        -------
Investment Activities:
  Net investment income............         0.24          0.23         0.45      0.46      0.52        0.34           0.41
  Net realized and unrealized gains
    (losses) from investments......        (0.46)        (0.53)        0.18      0.54     (0.21)       0.72          (0.70)
                                          ------        ------       ------    ------    ------      ------        -------
    Total from Investment
      Activities...................        (0.22)        (0.30)        0.63      1.00      0.31        1.06          (0.29)
                                          ------        ------       ------    ------    ------      ------        -------
Distributions:
  Net investment income............        (0.24)        (0.24)       (0.47)    (0.50)    (0.49)      (0.34)         (0.41)
  Net realized gains...............           --         (0.01)       (0.03)       --     (0.01)      (0.24)            --
  In excess of net realized
    gains..........................           --            --           --        --     (0.10)         --             --
                                          ------        ------       ------    ------    ------      ------        -------
    Total Distributions............        (0.24)        (0.25)       (0.50)    (0.50)    (0.60)      (0.58)         (0.41)
                                          ------        ------       ------    ------    ------      ------        -------
  Conversion to Class A Shares
    (d)............................           --            --           --        --        --          --         (11.44)
NET ASSET VALUE, END OF PERIOD.....       $11.98        $12.44       $12.99    $12.86    $12.36      $12.65        $    --
                                          ======        ======       ======    ======    ======      ======        =======
Total Return.......................        (1.77)%(e)    (2.31)%(e)    4.98%     8.26%     2.56%       8.81%(e)      (4.30)%(e)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000)..........................       $2,966        $2,443       $2,142    $1,312    $  672      $  238        $    --
  Ratio of expenses to average net
    assets.........................         1.51%(f)      1.57%(f)     1.63%     1.60%     1.58%       1.66%(f)       3.18%(f)
  Ratio of net investment income to
    average net assets.............         3.91%(f)      3.64%(f)     3.61%     3.90%     3.79%       3.61%(f)       4.51%(f)
  Ratio of expenses to average net
    assets*........................         1.67%(f)      1.61%(f)     1.63%     1.60%     1.70%       2.04%(f)       5.85%(f)
  Ratio of net investment income to
    average net assets*............         3.75%(f)      3.60%(f)     3.61%     3.90%     3.67%       3.23%(f)       1.84%(f)
  Portfolio turnover (g)...........        20.26%        37.90%       22.05%    32.08%    64.51%      69.31%         60.78%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of the One Group, the Pegasus Municipal Bond Fund became the Tax-Free Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Municipal Bond Fund.
(b) Re-offering date of Class B Shares.
(c) Effective March 1, 1995, the fund changed its fiscal year end from February 28 to December 31.
(d) On December 2, 1994, the fund terminated its offering of Class B Shares and such shares converted to Class A Shares.
(e) Not annualized.
(f) Annualized.
(g) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   MUNICIPAL INCOME FUND
                                            --------------------------------------------------------------------
                                                                       CLASS I SHARES
                                            --------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                        YEAR ENDED JUNE 30,
                                            DECEMBER 31,    ----------------------------------------------------
                                                1999          1999       1998       1997       1996       1995
                                            ------------    --------   --------   --------   --------   --------
                                            (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD......    $   9.92      $  10.11   $   9.84   $   9.66   $   9.69   $   9.66
                                              --------      --------   --------   --------   --------   --------
Investment Activities:
  Net investment income...................        0.24          0.50       0.51       0.53       0.56       0.57
  Net realized and unrealized gains
    (losses) from investments.............       (0.47)        (0.19)      0.27       0.18      (0.03)      0.03
                                              --------      --------   --------   --------   --------   --------
    Total from Investment Activities......       (0.23)         0.31       0.78       0.71       0.53       0.60
                                              --------      --------   --------   --------   --------   --------
Distributions:
  Net investment income...................       (0.24)        (0.50)     (0.51)     (0.53)     (0.56)     (0.57)
                                              --------      --------   --------   --------   --------   --------
    Total Distributions...................       (0.24)        (0.50)     (0.51)     (0.53)     (0.56)     (0.57)
                                              --------      --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD............    $   9.45      $   9.92   $  10.11   $   9.84   $   9.66   $   9.69
                                              ========      ========   ========   ========   ========   ========
Total Return..............................       (2.34)%(a)     3.06%      8.09%      7.49%      5.54%      6.46%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).......    $811,337      $744,647   $617,885   $408,577   $241,115   $185,916
  Ratio of expenses to average net
    assets................................        0.57%(b)      0.57%      0.57%      0.57%      0.56%      0.56%
  Ratio of net investment income to
    average net assets....................        4.94%(b)      4.92%      5.08%      5.38%      5.70%      6.02%
  Ratio of expenses to average net
    assets*...............................        0.67%(b)      0.67%      0.67%      0.68%      0.76%      0.74%
  Ratio of net investment income to
    average net assets*...................        4.84%(b)      4.82%      4.98%      5.27%      5.50%      5.84%
  Portfolio turnover (c)..................       52.28%        55.03%     69.76%     62.83%     83.17%     66.02%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     MUNICIPAL INCOME FUND
                                               -----------------------------------------------------------------
                                                                        CLASS A SHARES
                                               -----------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                       YEAR ENDED JUNE 30,
                                               DECEMBER 31,    -------------------------------------------------
                                                   1999          1999       1998      1997      1996      1995
                                               ------------    --------   --------   -------   -------   -------
                                                 (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.........    $   9.95      $  10.14   $   9.87   $  9.69   $  9.72   $  9.67
                                                 --------      --------   --------   -------   -------   -------
Investment Activities:
  Net investment income......................        0.23          0.47       0.49      0.51      0.55      0.55
  Net realized and unrealized gains (losses)
    from investments.........................       (0.47)        (0.19)      0.27      0.18     (0.04)     0.05
                                                 --------      --------   --------   -------   -------   -------
    Total from Investment Activities.........       (0.24)         0.28       0.76      0.69      0.51      0.60
                                                 --------      --------   --------   -------   -------   -------
Distributions:
  Net investment income......................       (0.23)        (0.47)     (0.49)    (0.51)    (0.54)    (0.55)
                                                 --------      --------   --------   -------   -------   -------
    Total Distributions......................       (0.23)        (0.47)     (0.49)    (0.51)    (0.54)    (0.55)
                                                 --------      --------   --------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD...............    $   9.48      $   9.95   $  10.14   $  9.87   $  9.69   $  9.72
                                                 ========      ========   ========   =======   =======   =======
Total Return.................................       (2.45)%(a)     2.80%      7.84%     7.24%     5.35%     6.21%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)..........    $174,021      $188,143   $101,805   $41,829   $25,787   $11,462
  Ratio of expenses to average net assets....        0.82%(b)      0.82%      0.82%     0.82%     0.81%     0.81%
  Ratio of net investment income to average
    net assets...............................        4.67%(b)      4.62%      4.83%     5.13%     5.45%     5.76%
  Ratio of expenses to average net assets*...        1.02%(b)      1.01%      1.02%     1.03%     1.11%     1.09%
  Ratio of net investment income to average
    net assets*..............................        4.47%(b)      4.43%      4.63%     4.92%     5.15%     5.48%
  Portfolio turnover (c).....................       52.28%        55.03%     69.76%    62.83%    83.17%    66.02%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      MUNICIPAL INCOME FUND
                                                  --------------------------------------------------------------
                                                                          CLASS B SHARES
                                                  --------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED                     YEAR ENDED JUNE 30,
                                                  DECEMBER 31,    ----------------------------------------------
                                                      1999         1999      1998      1997      1996      1995
                                                  ------------    -------   -------   -------   -------   ------
                                                    (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD............    $  9.91       $ 10.10   $  9.84   $  9.66   $  9.69   $ 9.62
                                                    -------       -------   -------   -------   -------   ------
Investment Activities:
  Net investment income.........................       0.20          0.41      0.42      0.44      0.47     0.49
  Net realized and unrealized gains (losses)
    from investments............................      (0.46)        (0.19)     0.26      0.18     (0.03)    0.07
                                                    -------       -------   -------   -------   -------   ------
    Total from Investment Activities............      (0.26)         0.22      0.68      0.62      0.44     0.56
                                                    -------       -------   -------   -------   -------   ------
Distributions:
  Net investment income.........................      (0.20)        (0.41)    (0.42)    (0.44)    (0.47)   (0.49)
                                                    -------       -------   -------   -------   -------   ------
    Total Distributions.........................      (0.20)        (0.41)    (0.42)    (0.44)    (0.47)   (0.49)
                                                    -------       -------   -------   -------   -------   ------
NET ASSET VALUE, END OF PERIOD..................    $  9.45       $  9.91   $ 10.10   $  9.84   $  9.66   $ 9.69
                                                    =======       =======   =======   =======   =======   ======
Total Return....................................      (2.68)%(a)     2.14%     7.04%     6.55%     4.65%    5.58%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).............    $97,204       $97,899   $56,911   $36,258   $23,204   $8,326
  Ratio of expenses to average net assets.......       1.47%(b)      1.47%     1.47%     1.47%     1.46%    1.46%
  Ratio of net investment income to average net
    assets......................................       4.03%(b)      3.99%     4.18%     4.48%     4.80%    5.14%
  Ratio of expenses to average net assets*......       1.67%(b)      1.67%     1.67%     1.67%     1.76%    1.74%
  Ratio of net investment income to average net
    assets*.....................................       3.83%(b)      3.79%     3.98%     4.28%     4.50%    4.86%
  Portfolio turnover (c)........................      52.28%        55.03%    69.76%    62.83%    83.17%   66.02%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          MUNICIPAL INCOME FUND
                                                               -------------------------------------------
                                                                             CLASS C SHARES
                                                               -------------------------------------------
                                                                SIX MONTHS          YEAR       NOVEMBER 4,
                                                                  ENDED            ENDED         1997 TO
                                                               DECEMBER 31,       JUNE 30,      JUNE 30,
                                                                   1999             1999        1998 (a)
                                                               ------------       --------     -----------
                                                               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.......................      $  9.91          $ 10.09        $ 9.96
                                                                 -------          -------        ------
Investment Activities:
  Net investment income....................................         0.20             0.41          0.68
  Net realized and unrealized gains (losses) from
    investments............................................        (0.46)           (0.18)         0.13
                                                                 -------          -------        ------
    Total from Investment Activities.......................        (0.26)            0.23          0.81
                                                                 -------          -------        ------
Distributions:
  Net investment income....................................        (0.20)           (0.41)        (0.68)
                                                                 -------          -------        ------
    Total Distributions....................................        (0.20)           (0.41)        (0.68)
                                                                 -------          -------        ------
NET ASSET VALUE, END OF PERIOD.............................      $  9.45          $  9.91        $10.09
                                                                 =======          =======        ======
Total Return...............................................        (2.68)%(b)        2.24%         8.28%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)........................      $16,638          $13,737        $2,216
  Ratio of expenses to average net assets..................         1.47%(c)         1.47%         1.47%(c)
  Ratio of net investment income to average net assets.....         3.99%(c)         3.93%         4.18%(c)
  Ratio of expenses to average net assets*.................         1.67%(c)         1.66%         1.67%(c)
  Ratio of net investment income to average net assets*....         3.79%(c)         3.74%         3.98%(c)
  Portfolio turnover (d)...................................        52.28%           55.03%        69.76%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   ARIZONA MUNICIPAL BOND FUND
                                                     --------------------------------------------------------
                                                                          CLASS I SHARES
                                                     --------------------------------------------------------
                                                                                                  JANUARY 20,
                                                      SIX MONTHS                                     1997
                                                        ENDED           YEAR ENDED JUNE 30,           TO
                                                     DECEMBER 31,      ----------------------      JUNE 30,
                                                         1999            1999          1998        1997 (a)
                                                     ------------      --------      --------     -----------
                                                     (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.............      $   9.74        $  10.15      $  10.06      $  10.00
                                                       --------        --------      --------      --------
Investment Activities:
  Net investment income..........................          0.23            0.46          0.49          0.23
  Net realized and unrealized gains (losses) from
    investments..................................         (0.29)          (0.26)         0.16          0.06
                                                       --------        --------      --------      --------
    Total from Investment Activities.............         (0.06)           0.20          0.65          0.29
                                                       --------        --------      --------      --------
Distributions:
  Net investment income..........................         (0.23)          (0.46)        (0.49)        (0.23)
  Net realized gains.............................         (0.07)          (0.15)        (0.07)           --
                                                       --------        --------      --------      --------
    Total Distributions..........................         (0.30)          (0.61)        (0.56)        (0.23)
                                                       --------        --------      --------      --------
NET ASSET VALUE, END OF PERIOD...................      $   9.38        $   9.74      $  10.15      $  10.06
                                                       ========        ========      ========      ========
Total Return.....................................         (0.66)%(b)       1.94%         6.58%         2.90%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)..............      $211,323        $233,360      $248,590      $255,755
  Ratio of expenses to average net assets........          0.60%(c)        0.61%         0.59%         0.59%(c)
  Ratio of net investment income to average net
    assets.......................................          4.73%(c)        4.59%         4.79%         5.09%(c)
  Ratio of expenses to average net assets*.......          0.66%(c)        0.67%         0.65%         0.66%(c)
  Ratio of net investment income to average net
    assets*......................................          4.67%(c)        4.53%         4.73%         5.02%(c)
  Portfolio turnover (d).........................         10.15%          16.29%        20.89%         5.66%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     ARIZONA MUNICIPAL BOND FUND
                                                        -----------------------------------------------------
                                                                           CLASS A SHARES
                                                        -----------------------------------------------------
                                                                                                  JANUARY 20,
                                                         SIX MONTHS                                  1997
                                                           ENDED          YEAR ENDED JUNE 30,         TO
                                                        DECEMBER 31,      -------------------      JUNE 30,
                                                            1999           1999         1998       1997 (a)
                                                        ------------      ------       ------     -----------
                                                        (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD................       $ 9.67         $10.08       $ 9.99       $10.00
                                                           ------         ------       ------       ------
Investment Activities:
  Net investment income.............................         0.22           0.44         0.46         0.15
  Net realized and unrealized gains (losses) from
    investments.....................................        (0.29)         (0.26)        0.16        (0.01)
                                                           ------         ------       ------       ------
    Total from Investment Activities................        (0.07)          0.18         0.62         0.14
                                                           ------         ------       ------       ------
Distributions:
  Net investment income.............................        (0.22)         (0.44)       (0.46)       (0.15)
  Net realized gains................................        (0.07)         (0.15)       (0.07)          --
                                                           ------         ------       ------       ------
    Total Distributions.............................        (0.29)         (0.59)       (0.53)       (0.15)
                                                           ------         ------       ------       ------
NET ASSET VALUE, END OF PERIOD......................       $ 9.31         $ 9.67       $10.08       $ 9.99
                                                           ======         ======       ======       ======
Total Return........................................        (0.79)%(b)      1.69%        6.30%        1.40%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).................       $2,415         $1,799       $1,321       $1,500
  Ratio of expenses to average net assets...........         0.85%(c)       0.86%        0.84%        0.85%(c)
  Ratio of net investment income to average net
    assets..........................................         4.54%(c)       4.37%        4.53%        4.90%(c)
  Ratio of expenses to average net assets*..........         1.01%(c)       1.02%        1.01%        0.96%(c)
  Ratio of net investment income to average net
    assets*.........................................         4.38%(c)       4.21%        4.36%        4.79%(c)
  Portfolio turnover (d)............................        10.15%         16.29%       20.89%        5.66%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          ARIZONA MUNICIPAL BOND FUND
                                                             ------------------------------------------------------
                                                                                 CLASS B SHARES
                                                             ------------------------------------------------------
                                                                                                        JANUARY 20,
                                                              SIX MONTHS                                   1997
                                                                ENDED          YEAR ENDED JUNE 30,          TO
                                                             DECEMBER 31,      -------------------       JUNE 30,
                                                                 1999           1999         1998        1997 (a)
                                                             ------------      ------       ------      -----------
                                                             (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD....................................       $ 9.75         $10.16       $10.09        $10.00
                                                                ------         ------       ------        ------
Investment Activities:
  Net investment income..................................         0.18           0.37         0.13            --
  Net realized and unrealized gains (losses) from
    investments..........................................        (0.30)         (0.26)        0.14          0.09
                                                                ------         ------       ------        ------
    Total from Investment Activities.....................        (0.12)          0.11         0.27          0.09
                                                                ------         ------       ------        ------
Distributions:
  Net investment income..................................        (0.18)         (0.37)       (0.13)           --
  Net realized gains.....................................        (0.07)         (0.15)       (0.07)           --
                                                                ------         ------       ------        ------
    Total Distributions..................................        (0.25)         (0.52)       (0.20)           --
                                                                ------         ------       ------        ------
NET ASSET VALUE, END OF PERIOD...........................       $ 9.38         $ 9.75       $10.16        $10.09
                                                                ======         ======       ======        ======
Total Return.............................................        (1.21)%(b)      1.04%        2.67%         0.90%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)......................       $  569         $  640       $  290        $   --(c)
  Ratio of expenses to average net assets................         1.50%(d)       1.50%        1.50%           --(e)
  Ratio of net investment income to average net assets...         3.86%(d)       3.67%        3.88%           --(e)
  Ratio of expenses to average net assets*...............         1.66%(d)       1.66%        1.64%           --(e)
  Ratio of net investment income to average net
    assets*..............................................         3.70%(d)       3.51%        3.74%           --(e)
  Portfolio turnover (f).................................        10.15%         16.29%       20.89%         5.66%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Amount is less than $1,000.
(d) Annualized.
(e) Since net assets are less than $1,000, ratios have not been presented.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               KENTUCKY MUNICIPAL BOND FUND
                                   ------------------------------------------------------------------------------------
                                                                      CLASS I SHARES
                                   ------------------------------------------------------------------------------------
                                    SIX MONTHS                                                JANUARY 20,   FEBRUARY 1,
                                      ENDED                  YEAR ENDED JUNE 30,                1995 TO       1994 TO
                                   DECEMBER 31,    ----------------------------------------    JUNE 30,     JANUARY 19,
                                       1999          1999       1998       1997      1996      1995 (a)      1995 (b)
                                   ------------    --------   --------   --------   -------   -----------   -----------
                                   (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD.........................    $  10.12      $  10.40   $  10.20   $  10.04   $  9.92     $  9.49       $ 10.45
                                     --------      --------   --------   --------   -------     -------       -------
Investment Activities:
  Net investment income..........        0.25          0.50       0.51       0.50      0.50        0.20          0.41
  Net realized and unrealized
    gains (losses) from
    investments..................       (0.30)        (0.28)      0.20       0.16      0.12        0.43         (0.95)
                                     --------      --------   --------   --------   -------     -------       -------
    Total from Investment
       Activities................       (0.05)         0.22       0.71       0.66      0.62        0.63         (0.54)
                                     --------      --------   --------   --------   -------     -------       -------
Distributions:
  Net investment income..........       (0.25)        (0.50)     (0.51)     (0.50)    (0.50)      (0.20)        (0.42)
                                     --------      --------   --------   --------   -------     -------       -------
    Total Distributions..........       (0.25)        (0.50)     (0.51)     (0.50)    (0.50)      (0.20)        (0.42)
                                     --------      --------   --------   --------   -------     -------       -------
NET ASSET VALUE, END OF PERIOD...    $   9.82      $  10.12   $  10.40   $  10.20   $ 10.04     $  9.92       $  9.49
                                     ========      ========   ========   ========   =======     =======       =======
Total Return.....................       (0.53)%(c)     2.05%      7.11%      6.74%     6.35%       6.56%(c)     (5.17)%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000)........................    $117,242      $122,917   $122,220   $116,830   $30,300     $32,520       $41,953
  Ratio of expenses to average
    net assets...................        0.61%(d)      0.61%      0.60%      0.59%     0.68%       0.65%(d)      1.03%(d)
  Ratio of net investment income
    to average net assets........        4.93%(d)      4.77%      4.94%      5.12%     4.60%       4.70%(d)      4.27%(d)
  Ratio of expenses to average
    net assets*..................        0.70%(d)      0.71%      0.69%      0.72%     1.02%       0.97%(d)      1.05%(d)
  Ratio of net investment income
    to average net assets*.......        4.84%(d)      4.67%      4.85%      4.99%     4.26%       4.38%(d)      4.25%(d)
  Portfolio turnover (e).........       12.25%         6.30%      5.81%     13.30%    16.78%      19.75%        10.00%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from date reorganized as a fund of the One Group.
(b) Prior to reorganizing as a fund of the One Group, the fund offered only one class of shares.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               KENTUCKY MUNICIPAL BOND FUND
                                             -----------------------------------------------------------------
                                                                      CLASS A SHARES
                                             -----------------------------------------------------------------
                                              SIX MONTHS                                           JANUARY 20,
                                                ENDED                YEAR ENDED JUNE 30,             1995 TO
                                             DECEMBER 31,     ----------------------------------    JUNE 30,
                                                 1999          1999      1998     1997     1996     1995 (a)
                                             ------------     -------   ------   ------   ------   -----------
                                             (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.......     $10.13        $ 10.41   $10.21   $10.05   $ 9.93     $ 9.49
                                                ------        -------   ------   ------   ------     ------
Investment Activities:
  Net investment income....................       0.23           0.47     0.49     0.48     0.44       0.19
  Net realized and unrealized gains
    (losses) from investments..............      (0.30)         (0.28)    0.20     0.16     0.12       0.44
                                                ------        -------   ------   ------   ------     ------
    Total from Investment Activities.......      (0.07)          0.19     0.69     0.64     0.56       0.63
                                                ------        -------   ------   ------   ------     ------
Distributions:
  Net investment income....................      (0.23)         (0.47)   (0.49)   (0.48)   (0.44)     (0.19)
                                                ------        -------   ------   ------   ------     ------
    Total Distributions....................      (0.23)         (0.47)   (0.49)   (0.48)   (0.44)     (0.19)
                                                ------        -------   ------   ------   ------     ------
NET ASSET VALUE, END OF PERIOD.............     $ 9.83        $ 10.13   $10.41   $10.21   $10.05     $ 9.93
                                                ======        =======   ======   ======   ======     ======
Total Return...............................      (0.65)%(b)      1.79%    6.86%    6.46%    5.70%      5.66%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)........     $7,857        $10,075   $7,899   $5,554   $8,178     $8,818
  Ratio of expenses to average net
    assets.................................       0.86%(c)       0.86%    0.85%    0.84%    0.93%      0.90%(c)
  Ratio of net investment income to average
    net assets.............................       4.69%(c)       4.50%    4.69%    4.66%    4.35%      4.44%(c)
  Ratio of expenses to average net
    assets*................................       1.05%(c)       1.06%    1.04%    1.04%    1.37%      1.33%(c)
  Ratio of net investment income to average
    net assets*............................       4.50%(c)       4.30%    4.50%    4.46%    3.91%      4.01%(c)
  Portfolio turnover (d)...................      12.25%          6.30%    5.81%   13.30%   16.78%     19.75%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from date reorganized as a fund of the One Group.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               KENTUCKY MUNICIPAL BOND FUND
                                              ---------------------------------------------------------------
                                                                      CLASS B SHARES
                                              ---------------------------------------------------------------
                                               SIX MONTHS                                           MARCH 16,
                                                 ENDED                YEAR ENDED JUNE 30,            1995 TO
                                              DECEMBER 31,     ----------------------------------   JUNE 30,
                                                  1999          1999      1998     1997     1996    1995 (a)
                                              ------------     -------   ------   ------   ------   ---------
                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........    $ 10.06        $ 10.35   $10.15   $ 9.99   $ 9.87     $9.75
                                                -------        -------   ------   ------   ------     -----
Investment Activities:
  Net investment income.....................       0.20           0.40     0.42     0.41     0.38      0.14
  Net realized and unrealized gains (losses)
    from investments........................      (0.29)         (0.29)    0.20     0.16     0.13      0.12
                                                -------        -------   ------   ------   ------     -----
    Total from Investment Activities........      (0.09)          0.11     0.62     0.57     0.51      0.26
                                                -------        -------   ------   ------   ------     -----
Distributions:
  Net investment income.....................      (0.20)         (0.40)   (0.42)   (0.41)   (0.39)    (0.14)
                                                -------        -------   ------   ------   ------     -----
    Total Distributions.....................      (0.20)         (0.40)   (0.42)   (0.41)   (0.39)    (0.14)
                                                -------        -------   ------   ------   ------     -----
NET ASSET VALUE, END OF PERIOD..............    $  9.77        $ 10.06   $10.35   $10.15   $ 9.99     $9.87
                                                =======        =======   ======   ======   ======     =====
Total Return................................      (0.88)%(b)      1.05%    6.20%    5.81%    5.16%     2.63%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........    $13,687        $15,135   $5,581   $2,399   $1,457     $  79
  Ratio of expenses to average net assets...       1.51%(c)       1.51%    1.51%    1.47%    1.58%     1.58%(c)
  Ratio of net investment income to average
    net assets..............................       4.06%(c)       3.85%    4.04%    4.05%    3.70%     3.89%(c)
  Ratio of expenses to average net
    assets*.................................       1.70%(c)       1.71%    1.70%    1.70%    2.02%     2.21%(c)
  Ratio of net investment income to average
    net assets*.............................       3.87%(c)       3.65%    3.85%    3.82%    3.26%     3.25%(c)
  Portfolio turnover (d)....................      12.25%          6.30%    5.81%   13.30%   16.78%    19.75%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                          LOUISIANA MUNICIPAL BOND FUND
                                           ------------------------------------------------------------
                                                                  CLASS I SHARES
                                           ------------------------------------------------------------
                                                                                              MARCH 26,
                                            SIX MONTHS                                          1996
                                              ENDED              YEAR ENDED JUNE 30,             TO
                                           DECEMBER 31,    -------------------------------    JUNE 30,
                                               1999          1999       1998        1997      1996 (a)
                                           ------------    --------    -------    --------    ---------
                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...      $  9.96       $  10.26    $ 10.10    $   9.93    $  10.00
                                             -------       --------    -------    --------    --------
Investment Activities:
  Net investment income................         0.24           0.48       0.50        0.49        0.13
  Net realized and unrealized gains
    (losses) from investments..........        (0.29)         (0.28)      0.16        0.17       (0.07)
                                             -------       --------    -------    --------    --------
    Total from Investment Activities...        (0.05)          0.20       0.66        0.66        0.06
                                             -------       --------    -------    --------    --------
Distributions:
  Net investment income................        (0.24)         (0.48)     (0.50)      (0.49)      (0.13)
  Net realized gains...................        (0.01)         (0.02)        --          --          --
                                             -------       --------    -------    --------    --------
    Total Distributions................        (0.25)         (0.50)     (0.50)      (0.49)      (0.13)
                                             -------       --------    -------    --------    --------
NET ASSET VALUE, END OF PERIOD.........      $  9.66       $   9.96    $ 10.26    $  10.10    $   9.93
                                             =======       ========    =======    ========    ========
Total Return...........................        (0.54)%(b)      1.92%      6.62%       6.81%       0.90%(b)(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)....      $96,668       $106,294    $92,690    $113,338    $136,041
  Ratio of expenses to average net
    assets.............................         0.61%(d)       0.61%      0.60%       0.62%       0.71%(d)
  Ratio of net investment income to
    average net assets.................         4.85%(d)       4.66%      4.85%       4.91%       4.76%(d)
  Ratio of expenses to average net
    assets*............................         0.84%(d)       0.85%      0.83%       0.84%       0.86%(d)
  Ratio of net investment income to
    average net assets*................         4.62%(d)       4.42%      4.62%       4.69%       4.61%(d)
  Portfolio turnover (e)...............        13.31%         19.67%     12.03%      17.39%      16.72%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from date reorganized as a fund of the One Group.
(b) Not annualized.
(c) Represents total return for Class A Shares from December 1, 1995, through March 25, 1996, plus total return for Class I Shares for the period March 26, 1996, through June 30, 1996.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                            LOUISIANA MUNICIPAL BOND FUND
                                      -------------------------------------------------------------------------
                                                                   CLASS A SHARES
                                      -------------------------------------------------------------------------
                                       SIX MONTHS                                   SEVEN MONTHS       YEAR
                                         ENDED            YEAR ENDED JUNE 30,          ENDED          ENDED
                                      DECEMBER 31,    ---------------------------     JUNE 30,     NOVEMBER 30,
                                          1999         1999      1998      1997       1996 (a)         1995
                                      ------------    -------   -------   -------   ------------   ------------
                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................      $  9.96       $ 10.26   $ 10.10   $  9.93     $ 10.09        $   9.38
                                        -------       -------   -------   -------     -------        --------
Investment Activities:
  Net investment income...........         0.23          0.45      0.47      0.47        0.24            0.50
  Net realized and unrealized
    gains (losses) from
    investments...................        (0.29)        (0.28)     0.16      0.17       (0.16)           0.71
                                        -------       -------   -------   -------     -------        --------
    Total from Investment
       Activities.................        (0.06)         0.17      0.63      0.64        0.08            1.21
                                        -------       -------   -------   -------     -------        --------
Distributions:
  Net investment income...........        (0.23)        (0.45)    (0.47)    (0.47)      (0.24)          (0.50)
  Net realized gains..............        (0.01)        (0.02)       --        --          --              --
                                        -------       -------   -------   -------     -------        --------
    Total Distributions...........        (0.24)        (0.47)    (0.47)    (0.47)      (0.24)          (0.50)
                                        -------       -------   -------   -------     -------        --------
NET ASSET VALUE, END OF PERIOD....      $  9.66       $  9.96   $ 10.26   $ 10.10     $  9.93        $  10.09
                                        =======       =======   =======   =======     =======        ========
Total Return......................        (0.67)%(b)     1.67%     6.35%     6.55%       0.84%(b)       13.11%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000).........................      $67,531       $75,958   $47,078   $48,498     $53,479        $206,119
  Ratio of expenses to average net
    assets........................         0.86%(c)      0.86%     0.85%     0.87%       0.69%(c)        0.62%
  Ratio of net investment income
    to average net assets.........         4.59%(c)      4.40%     4.60%     4.66%       4.71%(c)        5.07%
  Ratio of expenses to average net
    assets*.......................         1.19%(c)      1.20%     1.18%     1.19%       0.86%(c)        0.77%
  Ratio of net investment income
    to average net assets*........         4.26%(c)      4.06%     4.27%     4.34%       4.54%(c)        4.92%
  Portfolio turnover (d)..........        13.31%        19.67%    12.03%    17.39%      16.72%          28.00%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of the One Group, the Paragon Louisiana Tax-Free Fund became the Louisiana Municipal Bond Fund. The Financial Highlights for the periods prior to March 26, 1996, represent the Paragon Louisiana Tax-Free Fund. The per share data for the periods prior to March 26, 1996, have been restated to reflect the impact of restatement of net asset value from $10.67 to $10.00 effective March 26, 1996.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                             LOUISIANA MUNICIPAL BOND FUND
                                       -------------------------------------------------------------------------
                                                                    CLASS B SHARES
                                       -------------------------------------------------------------------------
                                        SIX MONTHS                                   SEVEN MONTHS       YEAR
                                          ENDED            YEAR ENDED JUNE 30,          ENDED          ENDED
                                       DECEMBER 31,    ---------------------------     JUNE 30,     NOVEMBER 30,
                                           1999         1999       1998      1997      1996 (a)         1995
                                       ------------    -------    ------    ------   ------------   ------------
                                       (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................       $ 9.97       $ 10.26    $10.10    $ 9.93      $10.09         $ 9.36
                                          ------       -------    ------    ------      ------         ------
Investment Activities:
  Net investment income............         0.19          0.39      0.41      0.40        0.21           0.42
  Net realized and unrealized gains
    (losses) from investments......        (0.30)        (0.27)     0.16      0.17       (0.16)          0.73
                                          ------       -------    ------    ------      ------         ------
    Total from Investment
       Activities..................        (0.11)         0.12      0.57      0.57        0.05           1.15
                                          ------       -------    ------    ------      ------         ------
Distributions:
  Net investment income............        (0.19)        (0.39)    (0.41)    (0.40)      (0.21)         (0.42)
  Net realized gains...............        (0.01)        (0.02)       --        --          --             --
                                          ------       -------    ------    ------      ------         ------
    Total Distributions............        (0.20)        (0.41)    (0.41)    (0.40)      (0.21)         (0.42)
                                          ------       -------    ------    ------      ------         ------
NET ASSET VALUE, END OF PERIOD.....       $ 9.66       $  9.97    $10.26    $10.10      $ 9.93         $10.09
                                          ======       =======    ======    ======      ======         ======
Total Return.......................        (1.09)%(b)     1.11%     5.69%     5.87%       0.48%(b)      12.52%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000)..........................       $9,799       $10,866    $5,474    $3,835      $3,223         $2,115
  Ratio of expenses to average net
    assets.........................         1.51%(c)      1.51%     1.50%     1.51%       1.50%(c)       1.37%
  Ratio of net investment income to
    average net assets.............         3.95%(c)      3.74%     3.95%     4.02%       3.98%(c)       4.27%
  Ratio of expenses to average net
    assets*........................         1.84%(c)      1.85%     1.83%     1.85%       1.70%(c)       1.52%
  Ratio of net investment income to
    average net assets*............         3.62%(c)      3.40%     3.62%     3.68%       3.78%(c)       4.12%
  Portfolio turnover (d)...........        13.31%        19.67%    12.03%    17.39%      16.72%         28.00%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of the One Group, the Paragon Louisiana Tax-Free Fund became the Louisiana Municipal Bond Fund. The Financial Highlights for the periods prior to March 26, 1996, represent the Paragon Louisiana Tax-Free Fund. The per share data for the periods prior to March 26, 1996, have been restated to reflect the impact of restatement of net asset value from $10.70 to $10.00 effective March 26, 1996.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                          MICHIGAN MUNICIPAL BOND FUND
                                    ------------------------------------------------------------------------
                                                                 CLASS I SHARES
                                    ------------------------------------------------------------------------
                                     SIX MONTHS       SIX MONTHS
                                       ENDED            ENDED                YEAR ENDED DECEMBER 31,
                                    DECEMBER 31,       JUNE 30,       --------------------------------------
                                        1999           1999 (a)         1998      1997      1996      1995
                                    ------------     ------------     --------   -------   -------   -------
                                    (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD........................      $  10.62         $  11.03       $  10.93   $ 10.48   $ 10.60   $  9.54
                                      --------         --------       --------   -------   -------   -------
Investment Activities:
  Net investment income.........          0.25             0.25           0.50      0.51      0.49      0.48
  Net realized and unrealized
    gains (losses) from
    investments.................         (0.51)           (0.41)          0.13      0.45     (0.14)     1.06
                                      --------         --------       --------   -------   -------   -------
    Total from Investment
       Activities...............         (0.26)           (0.16)          0.63      0.96      0.35      1.54
                                      --------         --------       --------   -------   -------   -------
Distributions:
  Net investment income.........         (0.25)           (0.25)         (0.51)    (0.51)    (0.47)    (0.48)
  Net realized gains............         (0.02)              --          (0.02)       --        --        --
                                      --------         --------       --------   -------   -------   -------
    Total Distributions.........         (0.27)           (0.25)         (0.53)    (0.51)    (0.47)    (0.48)
                                      --------         --------       --------   -------   -------   -------
NET ASSET VALUE, END OF
  PERIOD........................      $  10.09         $  10.62       $  11.03   $ 10.93   $ 10.48   $ 10.60
                                      ========         ========       ========   =======   =======   =======
Total Return....................         (2.49)%(b)       (1.46)%(b)      5.94%     9.42%     3.44%    16.49%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000).......................      $235,561         $309,445       $298,842   $61,768   $41,909   $32,419
  Ratio of expenses to average
    net assets..................          0.63%(c)         0.66%(c)       0.66%     0.67%     0.77%     0.79%
  Ratio of net investment income
    to average net assets.......          4.83%(c)         4.60%(c)       4.52%     4.84%     4.68%     4.71%
  Ratio of expenses to average
    net assets*.................          0.69%(c)         0.69%(c)       0.67%     0.73%     0.85%     1.04%
  Ratio of net investment income
    to average net assets*......          4.77%(c)         4.57%(c)       4.51%     4.78%     4.60%     4.46%
  Portfolio turnover (d)........         27.18%           10.60%         23.33%    37.84%    24.49%    26.97%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of the One Group, the Pegasus Michigan Municipal Bond Fund became the Michigan Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Michigan Municipal Bond Fund.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                             MICHIGAN MUNICIPAL BOND FUND
                                          -------------------------------------------------------------------
                                                                    CLASS A SHARES
                                          -------------------------------------------------------------------
                                           SIX MONTHS    SIX MONTHS
                                             ENDED         ENDED               YEAR ENDED DECEMBER 31,
                                          DECEMBER 31,    JUNE 30,      -------------------------------------
                                              1999        1999 (a)       1998      1997      1996      1995
                                          ------------   ----------     -------   -------   -------   -------
                                          (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.................      $ 10.63       $ 11.03       $ 10.93   $ 10.48   $ 10.60   $  9.54
                                            -------       -------       -------   -------   -------   -------
Investment Activities:
  Net investment income...............         0.24          0.24          0.47      0.49      0.48      0.48
  Net realized and unrealized gains
    (losses) from investments.........        (0.51)        (0.40)         0.13      0.44     (0.14)     1.06
                                            -------       -------       -------   -------   -------   -------
    Total from Investment
       Activities.....................        (0.27)        (0.16)         0.60      0.93      0.34      1.54
                                            -------       -------       -------   -------   -------   -------
Distributions:
  Net investment income...............        (0.24)        (0.24)        (0.48)    (0.48)    (0.46)    (0.48)
  Net realized gains..................        (0.02)           --         (0.02)       --        --        --
                                            -------       -------       -------   -------   -------   -------
    Total Distributions...............        (0.26)        (0.24)        (0.50)    (0.48)    (0.46)    (0.48)
                                            -------       -------       -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD........      $ 10.10       $ 10.63       $ 11.03   $ 10.93   $ 10.48   $ 10.60
                                            =======       =======       =======   =======   =======   =======
Total Return..........................        (2.61)%(b)    (1.47)%(b)     5.61%     9.15%     3.32%    16.49%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)...      $33,398       $22,217       $22,876   $18,687   $18,575   $21,034
  Ratio of expenses to average net
    assets............................         0.88%(c)      0.88%(c)      0.91%     0.92%     0.88%     0.79%
  Ratio of net investment income to
    average net assets................         4.59%(c)      4.35%(c)      4.27%     4.59%     4.57%     4.71%
  Ratio of expenses to average net
    assets*...........................         1.04%(c)      0.96%(c)      0.92%     0.98%     0.96%     1.04%
  Ratio of net investment income to
    average net assets*...............         4.43%(c)      4.27%(c)      4.26%     4.53%     4.49%     4.46%
  Portfolio turnover (d)..............        27.18%        10.60%        23.33%    37.84%    24.49%    26.97%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of the One Group, the Pegasus Michigan Municipal Bond Fund became the Michigan Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Michigan Municipal Bond Fund.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 MICHIGAN MUNICIPAL BOND FUND
                                                  -----------------------------------------------------------
                                                                        CLASS B SHARES
                                                  -----------------------------------------------------------
                                                   SIX MONTHS    SIX MONTHS     YEAR ENDED      SEPTEMBER 23,
                                                     ENDED         ENDED       DECEMBER 31,        1996 TO
                                                  DECEMBER 31,    JUNE 30,    ---------------   DECEMBER 31,
                                                      1999        1999 (a)     1998     1997      1996 (b)
                                                  ------------   ----------   ------   ------   -------------
                                                  (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..........       $10.28        $10.68     $10.59   $10.18      $10.00
                                                     ------        ------     ------   ------      ------
Investment Activities:
  Net investment income.......................         0.21          0.20       0.39     0.38        0.07
  Net realized and unrealized gains (losses)
    from investments..........................        (0.50)        (0.40)      0.12     0.44        0.17
                                                     ------        ------     ------   ------      ------
    Total from Investment Activities..........        (0.29)        (0.20)      0.51     0.82        0.24
                                                     ------        ------     ------   ------      ------
Distributions:
  Net investment income.......................        (0.21)        (0.20)     (0.40)   (0.41)      (0.06)
  Net realized gains..........................        (0.02)           --      (0.02)      --          --
                                                     ------        ------     ------   ------      ------
    Total Distributions.......................        (0.23)        (0.20)     (0.42)   (0.41)      (0.06)
                                                     ------        ------     ------   ------      ------
NET ASSET VALUE, END OF PERIOD................       $ 9.76        $10.28     $10.68   $10.59      $10.18
                                                     ======        ======     ======   ======      ======
Total Return..................................        (2.92)%(c)    (1.86)%(c)   4.92%   8.26%       2.45%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)...........       $9,971        $6,771     $1,940   $  707      $  110
  Ratio of expenses to average net assets.....         1.54%(d)      1.59%(d)   1.66%    1.67%       1.69%(d)
  Ratio of net investment income to average
    net assets................................         4.08%(d)      3.64%(d)   3.52%    3.84%       2.01%(d)
  Ratio of expenses to average net assets*....         1.70%(d)      1.70%(d)   1.67%    1.73%       1.77%(d)
  Ratio of net investment income to average
    net assets*...............................         3.92%(d)      3.53%(d)   3.51%    3.78%       1.93%(d)
  Portfolio turnover (e)......................        27.18%        10.60%     23.33%   37.84%      24.49%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of the One Group, the Pegasus Michigan Municipal Bond Fund became the Michigan Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Michigan Municipal Bond Fund.
(b) Period from commencement of operations.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                OHIO MUNICIPAL BOND FUND
                                          ---------------------------------------------------------------------
                                                                     CLASS I SHARES
                                          ---------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                         YEAR ENDED JUNE 30,
                                          DECEMBER 31,    -----------------------------------------------------
                                              1999          1999       1998       1997         1996      1995
                                          ------------    --------   --------   --------      -------   -------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD....    $  10.75      $  11.08   $  10.88   $  10.69      $ 10.65   $ 10.58
                                            --------      --------   --------   --------      -------   -------
Investment Activities:
  Net investment income.................        0.27          0.54       0.56       0.56         0.56      0.55
  Net realized and unrealized gains
    (losses) from investments...........       (0.35)        (0.33)      0.20       0.19         0.04      0.07
                                            --------      --------   --------   --------      -------   -------
    Total from Investment Activities....       (0.08)         0.21       0.76       0.75         0.60      0.62
                                            --------      --------   --------   --------      -------   -------
Distributions:
  Net investment income.................       (0.27)        (0.54)     (0.56)     (0.56)       (0.56)    (0.55)
                                            --------      --------   --------   --------      -------   -------
    Total Distributions.................       (0.27)        (0.54)     (0.56)     (0.56)       (0.56)    (0.55)
                                            --------      --------   --------   --------      -------   -------
NET ASSET VALUE, END OF PERIOD..........    $  10.40      $  10.75   $  11.08   $  10.88      $ 10.69   $ 10.65
                                            ========      ========   ========   ========      =======   =======
Total Return............................       (0.78)%(a)     1.84%      7.13%      7.22%        5.69%     6.07%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).....    $139,069      $160,493   $149,890   $133,172      $80,611   $79,993
  Ratio of expenses to average net
    assets..............................        0.60%(b)      0.56%      0.54%      0.54%        0.57%     0.58%
  Ratio of net investment income to
    average net assets..................        5.01%(b)      4.86%      5.09%      5.24%        5.17%     5.29%
  Ratio of expenses to average net
    assets*.............................        0.84%(b)      0.83%      0.83%      0.84%        0.95%     0.91%
  Ratio of net investment income to
    average net assets*.................        4.77%(b)      4.59%      4.80%      4.94%        4.79%     4.96%
  Portfolio turnover (c)................       29.59%        13.69%     10.49%      7.45%       24.61%    77.69%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  OHIO MUNICIPAL BOND FUND
                                             ------------------------------------------------------------------
                                                                       CLASS A SHARES
                                             ------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                       YEAR ENDED JUNE 30,
                                             DECEMBER 31,    --------------------------------------------------
                                                 1999         1999      1998      1997         1996      1995
                                             ------------    -------   -------   -------      -------   -------
                                             (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.......    $ 10.78       $ 11.11   $ 10.91   $ 10.72      $ 10.68   $ 10.61
                                               -------       -------   -------   -------      -------   -------
Investment Activities:
  Net investment income....................       0.25          0.51      0.54      0.54         0.55      0.53
  Net realized and unrealized gains
    (losses) from investments..............      (0.35)        (0.33)     0.20      0.19         0.03      0.07
                                               -------       -------   -------   -------      -------   -------
    Total from Investment Activities.......      (0.10)         0.18      0.74      0.73         0.58      0.60
                                               -------       -------   -------   -------      -------   -------
Distributions:
  Net investment income....................      (0.25)        (0.51)    (0.54)    (0.54)       (0.54)    (0.51)
  Net realized gains.......................         --            --        --        --           --     (0.02)
                                               -------       -------   -------   -------      -------   -------
    Total Distributions....................      (0.25)        (0.51)    (0.54)    (0.54)       (0.54)    (0.53)
                                               -------       -------   -------   -------      -------   -------
NET ASSET VALUE, END OF PERIOD.............    $ 10.43       $ 10.78   $ 11.11   $ 10.91      $ 10.72   $ 10.68
                                               =======       =======   =======   =======      =======   =======
Total Return...............................      (0.91)%(a)     1.59%     6.87%     6.95%        5.44%     5.79%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)........    $26,393       $26,876   $17,297   $16,114      $16,507   $12,006
  Ratio of expenses to average net
    assets.................................       0.85%(b)      0.81%     0.79%     0.79%        0.82%     0.82%
  Ratio of net investment income to average
    net assets.............................       4.75%(b)      4.57%     4.83%     4.96%        4.92%     5.01%
  Ratio of expenses to average net
    assets*................................       1.19%(b)      1.18%     1.18%     1.19%        1.30%     1.25%
  Ratio of net investment income to average
    net assets*............................       4.41%(b)      4.20%     4.44%     4.56%        4.44%     4.58%
  Portfolio turnover (c)...................      29.59%        13.69%    10.49%     7.45%       24.61%    77.69%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   OHIO MUNICIPAL BOND FUND
                                               ----------------------------------------------------------------
                                                                        CLASS B SHARES
                                               ----------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                      YEAR ENDED JUNE 30,
                                               DECEMBER 31,    ------------------------------------------------
                                                   1999         1999      1998      1997         1996     1995
                                               ------------    -------   -------   -------      ------   ------
                                               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.........    $ 10.86       $ 11.18   $ 10.98   $ 10.79      $10.75   $10.68
                                                 -------       -------   -------   -------      ------   ------
Investment Activities:
  Net investment income......................       0.22          0.44      0.47      0.47        0.48     0.43
  Net realized and unrealized gains (losses)
    from investments.........................      (0.35)        (0.32)     0.20      0.19        0.03     0.07
                                                 -------       -------   -------   -------      ------   ------
    Total from Investment Activities.........      (0.13)         0.12      0.67      0.66        0.51     0.50
                                                 -------       -------   -------   -------      ------   ------
Distributions:
  Net investment income......................      (0.22)        (0.44)    (0.47)    (0.47)      (0.47)   (0.43)
                                                 -------       -------   -------   -------      ------   ------
    Total Distributions......................      (0.22)        (0.44)    (0.47)    (0.47)      (0.47)   (0.43)
                                                 -------       -------   -------   -------      ------   ------
NET ASSET VALUE, END OF PERIOD...............    $ 10.51       $ 10.86   $ 11.18   $ 10.98      $10.79   $10.75
                                                 =======       =======   =======   =======      ======   ======
Total Return.................................      (1.22)%(a)     1.01%     6.20%     6.26%       4.79%    5.17%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)..........    $45,696       $49,703   $26,138   $14,316      $8,854   $3,209
  Ratio of expenses to average net assets....       1.49%(b)      1.46%     1.44%     1.44%       1.47%    1.48%
  Ratio of net investment income to average
    net assets...............................       4.06%(b)      3.89%     4.19%     4.33%       4.27%    4.40%
  Ratio of expenses to average net assets*...       1.83%(b)      1.83%     1.83%     1.84%       1.95%    1.91%
  Ratio of net investment income to average
    net assets*..............................       3.72%(b)      3.52%     3.80%     3.93%       3.79%    3.97%
  Portfolio turnover (c).....................      29.59%        13.69%    10.49%     7.45%      24.61%   77.69%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  WEST VIRGINIA MUNICIPAL BOND FUND
                                                          --------------------------------------------------
                                                                            CLASS I SHARES
                                                          --------------------------------------------------
                                                                                                JANUARY 20,
                                                           SIX MONTHS         YEAR ENDED            1997
                                                             ENDED             JUNE 30,              TO
                                                          DECEMBER 31,    -------------------     JUNE 30,
                                                              1999         1999        1998       1997 (a)
                                                          ------------    -------    --------   ------------
                                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..................      $  9.96       $ 10.28    $  10.06     $ 10.00
                                                            -------       -------    --------     -------
Investment Activities:
  Net investment income...............................         0.24          0.49        0.50        0.22
  Net realized and unrealized gains (losses) from
    investments.......................................        (0.30)        (0.31)       0.22        0.06
                                                            -------       -------    --------     -------
    Total from Investment Activities..................        (0.06)         0.18        0.72        0.28
                                                            -------       -------    --------     -------
Distributions:
  Net investment income...............................        (0.24)        (0.49)      (0.50)      (0.22)
  Net realized gains..................................           --(b)      (0.01)         --          --
                                                            -------       -------    --------     -------
    Total Distributions...............................        (0.24)        (0.50)      (0.50)      (0.22)
                                                            -------       -------    --------     -------
NET ASSET VALUE, END OF PERIOD........................      $  9.66       $  9.96    $  10.28     $ 10.06
                                                            =======       =======    ========     =======
Total Return..........................................        (0.55)%(c)     1.71%       7.36%       2.84%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)...................      $93,452       $98,391    $102,413     $96,270
  Ratio of expenses to average net assets.............         0.61%(d)      0.61%       0.60%       0.59%(d)
  Ratio of net investment income to average net
    assets............................................         4.91%(d)      4.74%       4.93%       5.04%(d)
  Ratio of expenses to average net assets*............         0.69%(d)      0.71%       0.72%       0.67%(d)
  Ratio of net investment income to average net
    assets*...........................................         4.83%(d)      4.64%       4.81%       4.96%(d)
  Portfolio turnover (e)..............................        17.96%        15.24%      16.69%       6.21%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Amount is less than .01.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     WEST VIRGINIA MUNICIPAL BOND FUND
                                                           -----------------------------------------------------
                                                                              CLASS A SHARES
                                                           -----------------------------------------------------
                                                                                                    JANUARY 20,
                                                            SIX MONTHS            YEAR ENDED            1997
                                                              ENDED                JUNE 30,              TO
                                                           DECEMBER 31,       -------------------     JUNE 30,
                                                               1999            1999         1998      1997 (a)
                                                           ------------       ------       ------   ------------
                                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...................       $10.03          $10.36       $10.15      $10.00
                                                              ------          ------       ------      ------
Investment Activities:
  Net investment income................................         0.23            0.47         0.48        0.16
  Net realized and unrealized gains (losses) from
    investments........................................        (0.30)          (0.32)        0.21        0.15
                                                              ------          ------       ------      ------
    Total from Investment Activities...................        (0.07)           0.15         0.69        0.31
                                                              ------          ------       ------      ------
Distributions:
  Net investment income................................        (0.23)          (0.47)       (0.48)      (0.16)
  Net realized gains...................................           --(b)        (0.01)          --          --
                                                              ------          ------       ------      ------
    Total Distributions................................        (0.23)          (0.48)       (0.48)      (0.16)
                                                              ------          ------       ------      ------
NET ASSET VALUE, END OF PERIOD.........................       $ 9.73          $10.03       $10.36      $10.15
                                                              ======          ======       ======      ======
Total Return...........................................        (0.67)%(c)       1.37%        6.98%       3.08%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)....................       $3,385          $3,570       $2,024      $  808
  Ratio of expenses to average net assets..............         0.86%(d)        0.85%        0.85%       0.84%(d)
  Ratio of net investment income to average net
    assets.............................................         4.63%(d)        4.42%        4.68%       4.94%(d)
  Ratio of expenses to average net assets*.............         1.04%(d)        1.05%        1.07%       0.97%(d)
  Ratio of net investment income to average net
    assets*............................................         4.45%(d)        4.22%        4.46%       4.81%(d)
  Portfolio turnover (e)...............................        17.96%          15.24%       16.69%       6.21%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Amount is less than .01.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    WEST VIRGINIA MUNICIPAL BOND FUND
                                                             -----------------------------------------------
                                                                             CLASS B SHARES
                                                             -----------------------------------------------
                                                                                                JANUARY 20,
                                                              SIX MONTHS        YEAR ENDED          1997
                                                                ENDED            JUNE 30,            TO
                                                             DECEMBER 31,    ----------------     JUNE 30,
                                                                 1999         1999      1998      1997 (a)
                                                             ------------    ------    ------   ------------
                                                             (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.....................       $10.03       $10.35    $10.12      $10.00
                                                                ------       ------    ------      ------
Investment Activities:
  Net investment income..................................         0.20         0.40      0.42        0.14
  Net realized and unrealized gains (losses) from
    investments..........................................        (0.31)       (0.31)     0.23        0.12
                                                                ------       ------    ------      ------
    Total from Investment Activities.....................        (0.11)        0.09      0.65        0.26
                                                                ------       ------    ------      ------
Distributions:
  Net investment income..................................        (0.20)       (0.40)    (0.42)      (0.14)
  Net realized gains.....................................           --(b)     (0.01)       --          --
                                                                ------       ------    ------      ------
    Total Distributions..................................        (0.20)       (0.41)    (0.42)      (0.14)
                                                                ------       ------    ------      ------
NET ASSET VALUE, END OF PERIOD...........................       $ 9.72       $10.03    $10.35      $10.12
                                                                ======       ======    ======      ======
Total Return.............................................        (1.09)%(c)    0.80%     6.57%       2.64%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)......................       $7,043       $7,505    $3,352      $  614
  Ratio of expenses to average net assets................         1.51%(d)     1.50%     1.50%       1.49%(d)
  Ratio of net investment income to average net assets...         3.98%(d)     3.79%     4.05%       4.08%(d)
  Ratio of expenses to average net assets*...............         1.69%(d)     1.71%     1.72%       1.62%(d)
  Ratio of net investment income to average net
    assets*..............................................         3.80%(d)     3.58%     3.83%       3.95%(d)
  Portfolio turnover (e).................................        17.96%       15.24%    16.69%       6.21%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Amount is less than .01.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 1999
(Unaudited)

1. ORGANIZATION:

   The One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Short-Term Municipal Bond Fund, Intermediate Tax-Free Bond Fund, Tax-Free Bond Fund, Municipal Income Fund, Arizona Municipal Bond Fund, Kentucky Municipal Bond Fund, Louisiana Municipal Bond Fund, Michigan Municipal Bond Fund, Ohio Municipal Bond Fund and West Virginia Municipal Bond Fund, (individually a "Fund", collectively the "Funds") only. Each Fund is a non-diversified mutual fund, except for Short-Term Municipal Bond Fund, Intermediate Tax-Free Bond Fund, Tax-Free Bond Fund and Municipal Income Fund, which are diversified.

   The Funds' investment objectives are as follows:

                                           FUND                                               OBJECTIVE
                                           ----                                               ---------
                             Short-Term Municipal Bond Fund          Seeks as high a level of current income exempt from Federal income tax as is consistent with relative stability of
                                                                      principal.

                             Intermediate Tax-Free Bond Fund         Seeks current income exempt from Federal income taxes
                                                                      consistent with prudent investment management and the
                                                                      preservation of capital.

                             Tax-Free Bond Fund                      Seeks as high a level of current income exempt from Federal income tax as is consistent with relative stability of
                                                                      principal.

                             Municipal Income Fund                   Seeks current income exempt from Federal income taxes.

                             Arizona Municipal Bond Fund             Seeks current income exempt from Federal income tax and
                                                                      Arizona personal income tax, consistent with the
                                                                      preservation of principal.

                             Kentucky Municipal Bond Fund            Seeks current income exempt from Federal income tax and
                                                                      Kentucky personal income tax, consistent with the
                                                                      preservation of principal.

                             Louisiana Municipal Bond Fund           Seeks current income exempt from Federal income tax and
                                                                      Louisiana personal income tax, consistent with the
                                                                      preservation of principal.

                             Michigan Municipal Bond Fund            Seeks current income exempt from Federal income tax and
                                                                      Michigan personal income tax, consistent with the
                                                                      preservation of principal.

                             Ohio Municipal Bond Fund                Seeks current income exempt from Federal income tax and Ohio personal income tax, consistent with the preservation of
                                                                      principal.

                             West Virginia Municipal Bond Fund       Seeks current income exempt from Federal income tax and West
                                                                      Virginia personal income tax, consistent with the
                                                                      preservation of principal.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

   reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Debt securities (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which there are no such quotations or valuations are valued at fair value as determined in good faith by the Pricing Committee, which is comprised of members from Banc One Investment Advisors Corporation (the "Advisor") and The One Group Services Company (the "Administrator"), under the direction of the Board of Trustees.

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that are deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund under the 1940 Act.

     FINANCIAL INSTRUMENTS

     Investing in financial instruments such as written options, futures, structured notes and indexed securities involves risks in excess of the amounts reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuation in securities.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income, including any discount or premium, is accrued for both financial reporting and tax purposes using the effective interest method.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared daily and paid monthly for the Funds. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses.

     Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

     FEDERAL INCOME TAXES

     Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

     DEFERRED ORGANIZATION COSTS

     Prior to June 30, 1998, costs incurred by the Trust in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution were deferred and are being amortized using the straight-line method over a period of five years beginning with the commencement of each Fund's operations. All such costs, which are attributable to more than one Fund of the Trust, have been allocated among the respective Funds pro-rata, based on the relative net assets of each Fund. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer fifty-four series and six classes of shares: Class I, Class A, Class B, Class C, Class S and Service Class. Currently, the Trust consists of forty-nine active funds. The Funds are each authorized to issue Class I, Class A, Class B and Class C shares only. Class A shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the Funds' prospectus. Certain redemptions of Class B and Class C shares are subject to contingent deferred sales charges in accordance with the Funds' prospectus. As of December 31, 1999, there were no shareholders in Class C of the Funds except for the Municipal Income Fund. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. See Schedules of Capital Stock Activity.

4. INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to the following percentages of the Funds' average net assets: 0.60% of the Short-Term Municipal Bond Fund, the Intermediate Tax-Free Bond Fund, the

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

   Louisiana Municipal Bond Fund and the Ohio Municipal Bond Fund; 0.45% of the Tax-Free Bond Fund, the Municipal Income Fund, the Arizona Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Michigan Municipal Bond Fund and the West Virginia Municipal Bond Fund.

   The Trust and the Administrator, a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administrative agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust net assets (excluding the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Fund, and the Investor Balanced Fund, (the "Investor Funds") and the Treasury Only Money Market Fund, the Government Money Market Fund and the Institutional Prime Money Market Fund (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion. The Advisor also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B and Class C shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A shares of each of the Funds and 1.00% of the average daily net assets of the Class B and Class C shares of each of the Funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25%, 0.90% and 0.90% of average daily net assets of the Class A, Class B and Class C shares, respectively, of each Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation for shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Advisor), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Class I shares of each Fund are offered without distribution fees. For the period ended December 31, 1999, the Distributor received $310,065 from commissions earned on sales of Class A shares and redemptions of Class B and Class C shares, of which the Distributor reallowed $73,316 to affiliated broker/dealers of the Funds.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Advisor, the Administrator and the Distributor voluntarily agreed to waive a portion of their fees. For the six months ended December 31, 1999, fees in the following amounts were waived (amounts in thousands):

                                                        INVESTMENT                           12B-1 FEES WAIVED
                                                       ADVISORY FEES   ADMINISTRATION   ---------------------------
                                                          WAIVED        FEES WAIVED     CLASS A   CLASS B   CLASS C
                                                       -------------   --------------   -------   -------   -------
      Short-Term Municipal Bond Fund.................     $  198            $ 7           $ 1       $ *       $--
      Intermediate Tax-Free Bond Fund................      1,063             35            18         4        --
      Tax-Free Bond Fund.............................        197             45            19         1        --
      Municipal Income Fund..........................        532             --            92        50         8
      Arizona Municipal Bond Fund....................         58             11             1         *        --
      Kentucky Municipal Bond Fund...................         58              4             4         7        --
      Louisiana Municipal Bond Fund..................        195             15            36         5        --

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

                                                        INVESTMENT                           12B-1 FEES WAIVED
                                                       ADVISORY FEES   ADMINISTRATION   ---------------------------
                                                          WAIVED        FEES WAIVED     CLASS A   CLASS B   CLASS C
                                                       -------------   --------------   -------   -------   -------
      Michigan Municipal Bond Fund...................         81             18            14         4        --
      Ohio Municipal Bond Fund.......................        269             --            13        24        --
      West Virginia Municipal Bond Fund..............         37              5             2         4        --

------------
* Amount is less than $1,000.

5. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the six months ended December 31, 1999, were as follows (amounts in thousands):

                                                                    PURCHASES     SALES
                                                                    ---------    --------
      Short-Term Municipal Bond Fund..............................  $ 96,195     $ 97,807
      Intermediate Tax-Free Bond Fund.............................   484,834      571,387
      Tax-Free Bond Fund..........................................   147,910      201,966
      Municipal Income Fund.......................................   619,291      516,294
      Arizona Municipal Bond Fund.................................    22,804       37,900
      Kentucky Municipal Bond Fund................................    17,139       21,043
      Louisiana Municipal Bond Fund...............................    24,328       40,385
      Michigan Municipal Bond Fund................................    82,251      111,536
      Ohio Municipal Bond Fund....................................    64,573       80,874
      West Virginia Municipal Bond Fund...........................    18,038       23,138

6. LINE OF CREDIT:

   The Trust and State Street Bank and Trust Company ("State Street") and a group of banks (collectively, the "Banks") entered into a financing agreement dated October 19, 1999. Under this agreement, the Banks provide an unsecured committed credit facility in the aggregate amount of $500 million. The credit facility is allocated, under the terms of the financing agreement, among the Banks. Advances under the agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. Interest on borrowings during the period from and including December 15, 1999, to January 17, 2000, is payable at 0.50% plus the higher of the Fed Funds Effective Rate plus 0.50% or the Fed Funds Target Rate plus 1.50%. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility, which is allocated to all Funds.

   During the six months ended December 31, 1999, there were no borrowings by the Funds under the Agreement.

7. DEFERRED TRUSTEES FEES:

   Independent Trustees of the Funds may participate in a Deferred Compensation Plan in which they may defer any or all compensation related to performance of their duties as a Trustee. All deferred compensation is paid by the Funds and invested into various One Group Mutual Funds elected by each Trustee. The Plan is fully funded and therefore, the Funds bear no additional trustee expense over and above the normal cash compensation.

8. CONCENTRATION OF CREDIT RISK:

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

   The Arizona, Kentucky, Louisiana, Michigan, Ohio and West Virginia Municipal Bond Funds invest primarily in debt obligations issued by the respective States and their political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds are more susceptible to economic and political factors adversely affecting issuers of the state's specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

9. CONVERSION OF COMMON TRUST FUNDS:

   The net assets of certain common trust funds managed by First Chicago NBD Investment Management Company (an affiliate of the Advisor) were exchanged in a tax-free conversion for Class I shares of the corresponding Funds. The transactions were accounted for by a method followed for tax purposes in a tax-free business combination. The following is a summary of dates, shares issued, net asset value per share issued and unrealized appreciation of assets acquired as of the conversion date (amounts in thousands, except per share amounts):

                                                                                 NET ASSET
                                                                                   VALUE
                                                         SHARES    NET ASSETS    PER SHARE      UNREALIZED
                                                         ISSUED    CONVERTED       ISSUED      APPRECIATION
                                                         -------   ----------   ------------   ------------
   June 5, 1998
   Tax-Free Bond Fund..................................    1,695    $ 21,792       $12.86        $ 1,386
   August 21, 1998
   Short-Term Municipal Bond Fund......................    9,463      95,766        10.12          1,053
   Tax-Free Bond Fund..................................   33,107     427,413        12.91         23,196
   Michigan Municipal Bond Fund........................   18,876     207,445        10.99         10,379

   The net assets of certain common trust funds managed by the Advisor were exchanged in a tax-free conversion for Class I shares of the corresponding One Group Fund. The transaction was accounted for by a method followed for tax purposes in a tax-free business combination. The following is a summary of shares issued, net assets converted, net assets value per share issued and unrealized appreciation of assets acquired as of the conversion date (amounts in thousands, except per share amounts):

                                                                                 NET ASSET
                                                                                   VALUE
                                                          SHARES   NET ASSETS    PER SHARE      UNREALIZED
                                                          ISSUED   CONVERTED       ISSUED      APPRECIATION
                                                          ------   ----------   ------------   ------------
   February 21, 1999
   Intermediate Tax-Free Bond Fund......................   4,541     50,518         11.13          1,888

10. MARQUIS REORGANIZATIONS:

    The Trust entered an agreement and plan of reorganization and liquidation ("the Marquis Reorganization") with the Marquis Family of Funds (the "Marquis Funds") pursuant to which all of the assets and liabilities of each Marquis Fund transferred to a Fund of the One Group in exchange for shares of the corresponding Fund of the One Group. The Marquis Reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was completed on August 10, 1998 following approval by shareholders of the Marquis Funds at a special Shareholder Meeting on July 30, 1998. The following is a summary of shares outstanding, net assets, net

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

    asset value per share issued and unrealized appreciation immediately before and after the Marquis Reorganization (amounts in thousands, except per share amounts):

                                                                                                         AFTER
                                                                     BEFORE REORGANIZATION           REORGANIZATION
                                                             -------------------------------------   --------------
                                                              MARQUIS LOUISIANA       LOUISIANA        LOUISIANA
                                                                   TAX-FREE         MUNICIPAL BOND   MUNICIPAL BOND
                                                                 INCOME FUND             FUND             FUND
                                                             --------------------   --------------   --------------
      Shares...............................................          5,044               14,026           19,063
      Net assets...........................................        $51,579             $143,628         $195,207
      Net asset value:
        Class I............................................             --                10.24            10.24
        Class A............................................          10.23                10.24            10.24
        Class B............................................          10.23                10.24            10.24
      Unrealized appreciation..............................          1,475                7,913            9,388

11. PEGASUS REORGANIZATIONS:

    The Trust entered an agreement and plan of reorganization and liquidation ("the Pegasus Reorganization") with the Pegasus Funds pursuant to which all of the assets and liabilities of each Pegasus Fund transferred to a Fund of the One Group in exchange for shares of the corresponding Fund of the One Group. The Pegasus Reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was completed on March 21, 1999, following approval by shareholders of the Pegasus Funds at a special Shareholder Meeting. The following is a summary of shares outstanding, net assets, net asset value per share issued and unrealized appreciation immediately before and after the Pegasus Reorganization (amounts in thousands, except per share amounts):

                                                                                                         AFTER
                                                                     BEFORE REORGANIZATION           REORGANIZATION
                                                             -------------------------------------   --------------
                                                                PEGASUS SHORT         SHORT-TERM       SHORT-TERM
                                                                MUNICIPAL BOND      MUNICIPAL BOND   MUNICIPAL BOND
                                                                     FUND                FUND             FUND
                                                             --------------------   --------------   --------------
      Shares...............................................          12,389                  --           12,389
      Net assets...........................................        $125,675                  --         $125,675
      Net asset value:
        Class I............................................           10.14                  --            10.14
        Class A............................................           10.13                  --            10.13
        Class B............................................           10.18                  --            10.18
      Unrealized appreciation..............................           1,490                  --            1,490

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

                                                                                                         AFTER
                                                                     BEFORE REORGANIZATION           REORGANIZATION
                                                             -------------------------------------   --------------
                                                             PEGASUS INTERMEDIATE    INTERMEDIATE     INTERMEDIATE
                                                                MUNICIPAL BOND      TAX-FREE BOND    TAX-FREE BOND
                                                                     FUND                FUND             FUND
                                                             --------------------   --------------   --------------
      Shares...............................................          40,404              54,578            99,212
      Net assets...........................................        $493,231            $603,298        $1,096,529
      Net asset value:
        Class I............................................           12.21               11.05             11.05
        Class A............................................           12.20               11.05             11.05
        Class B............................................           12.20               11.07             11.07
      Unrealized appreciation..............................          16,153              23,576            39,729

                                                                                                         AFTER
                                                                     BEFORE REORGANIZATION           REORGANIZATION
                                                             -------------------------------------   --------------
                                                                   PEGASUS             TAX-FREE         TAX-FREE
                                                                MUNICIPAL BOND           BOND             BOND
                                                                     FUND                FUND             FUND
                                                             --------------------   --------------   --------------
      Shares...............................................          68,770                  --           68,770
      Net assets...........................................        $887,243                  --         $887,243
      Net asset value:
        Class I............................................           12.90                  --            12.90
        Class A............................................           12.91                  --            12.91
        Class B............................................           12.90                  --            12.90
      Unrealized appreciation..............................          49,137                  --           49,137

                                                                                                         AFTER
                                                                     BEFORE REORGANIZATION           REORGANIZATION
                                                             -------------------------------------   --------------
                                                               PEGASUS MICHIGAN        MICHIGAN         MICHIGAN
                                                                MUNICIPAL BOND      MUNICIPAL BOND   MUNICIPAL BOND
                                                                     FUND                FUND             FUND
                                                             --------------------   --------------   --------------
      Shares...............................................          29,971                  --           29,971
      Net assets...........................................        $329,411                  --         $329,411
      Net asset value:
        Class I............................................           10.99                  --            10.99
        Class A............................................           10.99                  --            10.99
        Class B............................................           10.64                  --            10.63
      Unrealized appreciation..............................          14,703                  --           14,703

                 (This page has been left blank intentionally.)

One Group is distributed by
The One Group Services Company,
which is not affiliated with BANK
ONE CORPORATION. Banc One
Investment Advisors Corporation
serves as investment advisor to
the One Group, for which it
receives advisory fees.

Call Investor Services at
The One Group Service Center
at 1 800 480 4111 for a prospectus
containing complete information
about charges and expenses. Read
carefully before investing. Past
performance is no guarantee of
future results.



BANC ONE
INVESTMENT
ADVISORS
CORPORATION                                                     [LOGO] BANK ONE

TOG-F-043 (2/00)